UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06578

The Glenmede Portfolios

(Exact Name of Registrant as Specified in Charter)

1 Lincoln Street, Floor 8

SFC0805

Boston, MA 02111

(Address of Principal Executive Offices)(Zip Code)

Michael P. Malloy, Esq.

Secretary

Faegre Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 1-800-442-8299

Date of Fiscal Year End: October 31

Date of Reporting Period: October 31, 2019

Explanatory Note: The Registrant is filing this amendment to its Form N-CSR for the fiscal year ended October 31, 2019, originally filed with the Securities and Exchange Commission on December 30, 2019 (Accession Number 0001193125-19-325710). The sole purpose of this amendment is to replace the Hypothetical Example for Comparison Purposes included in the section entitled “Shareholder Expenses” on pages 29 and 30 of the Registrant’s Annual Report to Shareholders for the fiscal year ended October 31, 2019 filed with the original Form N-CSR filing. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.

Item 1. Reports to Stockholders.

The Glenmede Fund, Inc.

The Glenmede Portfolios

Supplement dated February 28, 2020 to the Annual Report

for the Fiscal Year Ended October 31, 2019 (the “Annual Report”)

This supplement replaces the Hypothetical Example for Comparison Purposes included in the section entitled “Shareholder Expenses” on pages 29 and 30 of the Annual Report. Accordingly, pages 29 and 30 of the Annual Report are hereby deleted in their entirety and replaced with the attached revised pages 29 and 30.

Please retain this Supplement for future reference.

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited)

As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including management fees and, for certain classes, shareholder servicing fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Unless otherwise noted, the examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2019 to October 31, 2019.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value (May 1, 2019)	Ending Account Value (October 31, 2019)	Annualized Expense Ratio	Expenses Paid During Period* (May 1, 2019 to October 31, 2019)
Quantitative U.S. Large Cap Core Equity Portfolio – Advisor
Actual	$1,000.00	$1,007.40	0.86%	$4.35
Hypothetical (5% return less expenses)	1,000.00	1,020.90	0.86	4.38
Quantitative U.S. Large Cap Core Equity Portfolio – Institutional
Actual	1,000.00	1,008.80	0.66	3.34
Hypothetical (5% return less expenses)	1,000.00	1,021.90	0.66	3.36
Quantitative U.S. Large Cap Growth Equity Portfolio – Advisor
Actual	1,000.00	1,047.60	0.86	4.44
Hypothetical (5% return less expenses)	1,000.00	1,020.90	0.86	4.38
Quantitative U.S. Large Cap Growth Equity Portfolio – Institutional
Actual	1,000.00	1,048.60	0.66	3.41
Hypothetical (5% return less expenses)	1,000.00	1,021.90	0.66	3.36
Quantitative U.S. Large Cap Value Equity Portfolio
Actual	1,000.00	1,018.80	0.85	4.33
Hypothetical (5% return less expenses)	1,000.00	1,020.90	0.85	4.33
Quantitative U.S. Small Cap Equity Portfolio
Actual	1,000.00	985.40	0.85	4.25
Hypothetical (5% return less expenses)	1,000.00	1,020.90	0.85	4.33
Quantitative International Equity Portfolio
Actual	1,000.00	1,022.60	1.00	5.10
Hypothetical (5% return less expenses)	1,000.00	1,020.20	1.00	5.09
Responsible ESG U.S. Equity Portfolio
Actual	1,000.00	995.40	0.85	4.28
Hypothetical (5% return less expenses)	1,000.00	1,020.90	0.85	4.33
Women in Leadership U.S. Equity Portfolio
Actual	1,000.00	1,021.90	0.85	4.33
Hypothetical (5% return less expenses)	1,000.00	1,020.90	0.85	4.33
Quantitative U.S. Long/Short Equity Portfolio – Advisor
Actual	1,000.00	978.80	2.40	11.97
Hypothetical (5% return less expenses)	1,000.00	1,013.10	2.40	12.18
Quantitative U.S. Long/Short Equity Portfolio – Institutional
Actual**	1,000.00	993.80	2.01	2.47
Hypothetical (5% return less expenses)	1,000.00	1,015.10	2.01	10.21

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited) — (Concluded)

	Beginning Account Value (May 1, 2019)	Ending Account Value (October 31, 2019)	Annualized Expense Ratio	Expenses Paid During Period* (May 1, 2019 to October 31, 2019)
Quantitative U.S. Total Market Equity Portfolio
Actual	$1,000.00	$994.30	2.08%	$10.46
Hypothetical (5% return less expenses)	1,000.00	1,014.70	2.08	10.56
Strategic Equity Portfolio
Actual	1,000.00	1,044.10	0.85	4.38
Hypothetical (5% return less expenses)	1,000.00	1,020.90	0.85	4.33
Small Cap Equity Portfolio – Advisor
Actual	1,000.00	941.80	0.94	4.60
Hypothetical (5% return less expenses)	1,000.00	1,020.50	0.94	4.79
Small Cap Equity Portfolio – Institutional
Actual	1,000.00	942.90	0.74	3.62
Hypothetical (5% return less expenses)	1,000.00	1,021.50	0.74	3.77
Large Cap Value Portfolio
Actual	1,000.00	1,014.80	1.03	5.23
Hypothetical (5% return less expenses)	1,000.00	1,020.00	1.03	5.24
Equity Income Portfolio
Actual	1,000.00	1,030.70	0.85	4.35
Hypothetical (5% return less expenses)	1,000.00	1,020.90	0.85	4.33
Secured Options Portfolio – Advisor
Actual	1,000.00	1,063.80	0.86	4.47
Hypothetical (5% return less expenses)	1,000.00	1,020.90	0.86	4.38
Secured Options Portfolio – Institutional
Actual	1,000.00	1,064.20	0.66	3.43
Hypothetical (5% return less expenses)	1,000.00	1,021.90	0.66	3.36
Global Secured Options Portfolio
Actual	1,000.00	1,044.80	1.00	5.15
Hypothetical (5% return less expenses)	1,000.00	1,020.20	1.00	5.09
Alternative Risk Premia Portfolio
Actual	1,000.00	1,008.70	1.91	9.67
Hypothetical (5% return less expenses)	1,000.00	1,015.60	1.91	9.70
Core Fixed Income Portfolio
Actual	1,000.00	1,051.00	0.53	2.74
Hypothetical (5% return less expenses)	1,000.00	1,022.50	0.53	2.70
Short Term Tax Aware Fixed Income Portfolio
Actual	1,000.00	1,013.60	0.55	2.79
Hypothetical (5% return less expenses)	1,000.00	1,022.40	0.55	2.80
High Yield Municipal Portfolio
Actual	1,000.00	1,045.00	1.00	5.15
Hypothetical (5% return less expenses)	1,000.00	1,020.20	1.00	5.09

*

Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), which is net of fee waivers, dividends on securities sold short, interest expense and expense reimbursements, if any, multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the calendar year (365 days).

**

The Institutional Class commenced operations on September 13, 2019. Actual expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), which is net of fee waivers, dividends on securities sold short, interest expense and expense reimbursements, if any, multiplied by the average account value for the period, multiplied by the number of days in the period (45 days) (the Portfolio began accruing expenses for this class on September 17, 2019), and divided by the number of days in the calendar year (365 days).

The Glenmede Fund, Inc.
The Glenmede Portfolios
Annual Report
October 31, 2019
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Portfolios’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolios or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Portfolios or your financial intermediary electronically by contacting the Fund at 1-800-442-8299 or by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can inform the Portfolios or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-800-442-8299 or by contacting your financial intermediary. Your election to receive reports in paper will apply to all Portfolios you hold in the Glenmede fund complex and with your financial intermediary.

The performance for the portfolios shown on pages 2 to 4 and 6 to 25 represents past performance and is not a guarantee of future results. A portfolio’s share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than their original cost.
An investment in a portfolio is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency or bank.
Unlike actual fund performance, performance of an index does not reflect any expenses or transaction costs. A direct investment in an unmanaged index is not possible.
The reports concerning the portfolios included in this shareholder report may contain certain forwardlooking statements about the factors that may affect the performance of the portfolios in the future. These statements are based on the adviser’s predictions and expectations concerning certain future events and their expected impact on the portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events and other factors that may influence the future performance of the portfolios. The adviser believes these forwardlooking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

The Glenmede Fund, Inc.
The Glenmede Portfolios

1

The Glenmede Fund, Inc. and the Glenmede Portfolios
President’s Letter
Dear Shareholder:
We are pleased to present the annual report of the Glenmede family of funds for the fiscal year ended October 31, 2019. Domestic equity markets rebounded from a market sell-off in late 2018 to produce positive results for the fiscal year ended October 31, 2019. Markets were buoyed by continued economic strength, accommodative central banks, low unemployment, and benign inflation. Non-US equity returns were also positive for the period across Europe, Asia Pacific, and Emerging Markets. Despite the Federal Reserve cutting the Fed Funds target interest rate three times, the U.S. Government yield curve flattened considerably with longer term Treasuries rallying to the point of a temporary yield curve inversion in August.
At the fiscal year end on October 31, 2019, The Glenmede Fund, Inc. and The Glenmede Portfolios (collectively, the “Glenmede Funds”) consisted of twenty portfolios with total assets of $10.6 billion. During the fiscal year, one new portfolio was launched: The Glenmede Alternative Risk Premia Portfolio.
This fiscal year ended October 31, 2019 showed positive returns across domestic equity asset classes in response to improving growth in the U.S. economy. The S&P 500®Index1 gained 14.33%. Small cap stocks did not do as well as large cap stocks with the Russell 2000® Index1 returning 4.90% versus a return of 14.15% on the Russell 1000® Index1 for the fiscal year ended October 31, 2019. The MSCI EAFE Index1 also posted a double-digit return for the fiscal year, gaining 11.04%. Longer term interest rates decreased more than short term rates, flattening the curve as the Fed Funds Target range fell to 1.50% – 1.75%. One year maturity treasuries fell 116 basis points2 and 30 year treasury yields fell 121 basis points2. The Bloomberg Barclays U.S. Aggregate Bond Index1 rose 11.51% and the Bloomberg Barclays Municipal 1-10 Year Blend Index1 gained 7.04% for the fiscal year ended October 31, 2019.
The Glenmede Women in Leadership U.S. Equity Portfolio achieved a four star (★★★★) Overall Morningstar RatingTM3among 1,094 Large Value Equity Funds for the period ended October 31, 2019 (based on risk adjusted returns). The Glenmede Secured Options Portfolio achieved a four star (★★★★) Overall Morningstar RatingTM3among 103 Option Writing Funds for the period ended October 31, 2019 (based on risk adjusted returns). The Glenmede Quantitative U.S. Large Cap Growth Equity Portfolio (Advisor class) achieved a four star (★★★★) Overall Morningstar RatingTM3among 1,232 Large Growth Equity Funds for the period ended October 31, 2019 (based on risk adjusted returns). The Glenmede Strategic Equity Portfolio achieved a four star (★★★★) Overall Morningstar RatingTM3among 1198 Large Blend Equity Funds for the period ended October 31, 2019 (based on risk adjusted returns). The Glenmede Quantitative U.S. Total Market Equity Portfolio achieved a four star (★★★★) Overall Morningstar RatingTM3among 369 Mid Cap Value Equity Funds for the period ended October 31, 2019 (based on risk adjusted returns).
We have featured the Secured Options Portfolio and included Portfolio Highlights for each individual fund in this report. We welcome any questions about the Glenmede Funds and thank our shareholders for their continued support.
Sincerely,
Kent E. Weaver, Jr.
President
November 15, 2019
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Past performance is no guarantee of future results.
Mutual fund investing involves risks. Principal loss is possible. The Portfolios may invest in foreign securities which, especially in emerging markets, will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Small Cap Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio invest in smaller companies, which will involve additional risks such as limited liquidity and greater volatility than larger companies. The Quantitative U.S. Large Cap Value Equity portfolio may invest in IPOs and the market value of IPO shares could fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading, and limited information about the issuer. Short sales by the Quantitative U.S. Long/Short Equity Portfolio, the Quantitative U.S. Total Market Equity Portfolio and the Alternative Risk Premia Portfolio involve leverage risk, credit exposure to brokers that execute the short sales and have potentially unlimited losses. Use of derivatives by the Secured Options Portfolio, the Global Secured Options Portfolio and the Alternative Risk Premia Portfolio may involve greater liquidity, counterparty, credit and pricing risks. The Muni Intermediate Portfolio, High Yield Municipal Portfolio and Short Term Tax Aware Fixed Income Portfolio invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by political and economic factors in the Issuer’s region. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions. Investments in asset backed and mortgage backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. The High Yield Municipal Portfolio invests in “Junk Bonds” which are securities rated below investment grade and are high risk investments that have greater credit risk, are less liquid and have more volatile prices than investment grade bonds. The Secured Options Portfolio, the Global Secured Options Portfolio and the Alternative Risk Premia Portfolio invest in options which have risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of the securities prices, interest rates and currency exchange rates. Covered call writing may limit the upside of an underlying security. This investment may not be suitable for all investors. The application of the social, governance and/or environmental standards of the Responsible ESG U.S. Equity Portfolio and the women in leadership criteria of the Women in Leadership U.S. Equity Portfolio will affect each Portfolio’s exposure to certain Issuers, industries, sectors, regions and countries and may impact the relative performance of these Portfolios, either positively or negatively, depending on whether such investments are in or out of favor. The Equity Income Portfolio invests in dividend paying stocks. Issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. Dividend paying securities can fall out of favor with the market, causing the Portfolio during such periods to underperform funds that do not focus on dividends.
Diversification does not assure a profit or protect against a loss in a declining market.
An investment in a Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, any other government agency or bank.
[1]	The indices are defined on pages 26 to 28.
[2]	A basis point equals .01%.
[3] ©2019 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.
The Morningstar Rating™ for funds, or "star rating", is calculated for managed products (including mutual funds, variable annuity and variable life subaccounts, exchange-traded funds, closed-end funds, and separate accounts) with at least a three-year history. Exchange-traded funds and open-end mutual funds are considered a single population for comparative purposes. It is calculated based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a managed product’s monthly excess performance, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of products in each product category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. The Overall Morningstar Rating™ for a managed product is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating™ metrics. The weights are: 100% three-year rating for 36-59 months of total returns, 60% five-year rating/40% three-year rating for 60-119 months of total returns, and 50% 10-year rating/30% five-year rating/20% three-year rating for 120 or more months of total returns. While the 10-year overall star rating formula seems to give the most weight to the 10-year period, the most recent three-year period actually has the greatest impact because it is included in all three rating periods.
The Quantitative U.S. Large Cap Growth Equity Portfolio (Advisor Class and Institutional Class) was rated against the following numbers of U.S.-domiciled Large Growth Equity funds over the following time periods: 1,232 funds overall, 1,232 funds in the last three years, 1,095 funds in the last five years and 813 funds in the last ten years. With respect to these Large Growth Equity funds, the Quantitative U.S. Large Cap Growth Equity Portfolio (Advisor Class) received an Overall Morningstar Rating™ of ★★★★ stars and a Morningstar Rating™ of ★★★ stars, ★★★★ stars, and ★★★★★ stars for the three-, five- and ten-year periods, respectively. The Quantitative U.S. Large Cap Growth Equity Portfolio (Institutional Class) received an Overall Morningstar Rating™ of ★★★
3

stars and a Morningstar Rating™ of ★★★ stars, ★★★★ stars, and ★★★★★ stars for the three-, five- and ten-year periods, respectively. The Secured Options Portfolio (Advisor Class and Institutional Class) was rated against the following numbers of Option Writing funds over the following time periods: 103 funds overall, 103 funds in the last three years, and 63 funds in the last five years. With respect to these Option Writing funds, the Secured Options Portfolio (Advisor Class and Institutional Class) received an Overall Morningstar Rating™ of ★★★★ stars and a Morningstar Rating™ of ★★★ stars and ★★★★ stars for the three- and five year periods, respectively. The Strategic Equity Portfolio was rated against the following numbers of U.S.- domiciled Large Blend Equity funds over the following time periods: 1,198 funds overall, 1,198 funds in the last three years, 1,058 funds in the last five years and 801 funds in the last ten years. With respect to these Large Blend Equity funds, the Strategic Equity Portfolio received an Overall Morningstar Rating™ of ★★★★ stars and a Morningstar Rating™ of ★★★★ stars, ★★★★★ stars and ★★★ stars for the three-, five- and ten year periods, respectively. The Quantitative U.S. Total Market Equity Portfolio was rated against the following numbers of U.S.- domiciled Mid-Cap Value funds over the following time periods: 369 funds overall, 369 funds in the last three years, 335 funds in the last five years and 232 funds in the last ten years. With respect to these Mid-Cap Value funds, the Quantitative U.S. Total Market Equity Portfolio received an Overall Morningstar Rating™ of ★★★★ stars and a Morningstar Rating™ of ★★★★★ stars, ★★★★ stars and ★★★★ stars for the three-, five- and ten-year periods, respectively. The Women in Leadership U.S. Equity Portfolio was rated against the following numbers of Large Value Equity funds over the following time periods: 1,094 funds overall and 1,094 funds in the last three years. With respect to these Large Value Equity funds, the Women in Leadership U.S. Equity Portfolio received an Overall Morningstar Rating™ of ★★★★ stars and a Morningstar Rating™ of ★★★★ stars for the three-year period. Past performance is no guarantee of future results.
This material must be preceded or accompanied by a current prospectus.
The Glenmede Fund, Inc. and The Glenmede Portfolios are distributed by Quasar Distributors, LLC. 12/19.
Bond ratings are grades given to bonds that indicate their credit quality as determined by a private independent rating service such as Standard & Poor’s. The firm evaluates a bond issuer’s financial strength, or its ability to pay a bond’s principal and interest in a timely fashion. Ratings are expressed as letters ranging from ’AAA’, which is the highest grade, to ’D’, which is the lowest grade. In limited situations when the rating agency has not issued a formal rating, the rating agency will classify the security as non-rated.
4

The Glenmede Fund, Inc.

Secured Options Portfolio
The Secured Options Portfolio launched in 2010 to give clients a mutual fund that utilizes options to help mitigate risk. The Secured Options Portfolio seeks long term capital appreciation and option premiums consistent with reasonable risk to principal. The Portfolio’s primary benchmark is the CBOE S&P 500® Buy-Write Index, but the CBOE S&P 500® Put-Write Index is also a relevant benchmark to compare the Portfolio’s performance. The Portfolio has been managed by Sean E. Heron, CFA since its inception in 2010. Mr. Heron joined Glenmede in 2006. Prior to managing the Fund, Mr. Heron was the lead portfolio manager on all derivatives-based strategies for Glenmede’s high-net worth and institutional clients.
Glenmede believes that option-based strategies can help reduce the risk of owning equities. The Portfolio’s strategy seeks to balance upside participation with downside risk mitigation. The Portfolio implements buy-write (covered call) and/or cash-secured put option strategies in an effort to reduce volatility, earn option premiums and provide stable returns. The CBOE S&P 500® Buy-Write Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500® Index. The CBOE S&P 500® Put-Write Index (PWT) is a benchmark index designed to track the performance of a hypothetical put-write strategy on the S&P 500® Index.
Our options selection process seeks to utilize a disciplined approach to monetize the volatility risk premium embedded in what we believe are some of the most richly priced options of the S&P 500® Index. The volatility risk premium is the difference between the expected (implied) volatility of the S&P 500® Index, derived from the Index option prices and the subsequent realized volatility of the Index itself. Over time, we believe that the volatility risk premium will produce a positive result and provide risk mitigation to the Portfolio’s underlying equity exposure. The most advantageously priced options are selected because we believe they may provide the best risk/return payoff.
In 2012, we launched our International Secured Options Portfolio to provide a similar buy-write (covered call) and/or cash-secured put option strategy on international stock indices. Our International Secured Options Portfolio changed its name to the Global Secured Options Portfolio in 2017.
5

The Glenmede Fund, Inc.

Quantitative U.S. Large Cap Core Equity Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2019
Average Annual Total Return
		Return After Taxes on
Quantitative U.S. Large Cap Core Equity Portfolio – Advisor Class	Return Before Taxes	Distributions	Distributions and Sales of Fund Shares	Russell 1000® Index	Morningstar Large Blend Average
Year ended 10/31/19	6.42%	3.87%	5.06%	14.15%	12.66%
Five Years ended 10/31/19	9.01%	7.87%	6.93%	10.55%	8.66%
Ten Years ended 10/31/19	13.89%	13.14%	11.57%	13.72%	11.64%
Inception (02/27/04) through 10/31/19[1]	9.17%	8.61%	7.67%	8.78%	7.34%
Quantitative U.S. Large Cap Core Equity Portfolio – Institutional Class
Year ended 10/31/19	6.68%	4.05%	5.21%	14.15%	12.66%
Inception of Fund (02/27/04) through 10/31/19[1,2]	9.37%	8.79%	7.84%	8.78%	7.34%
For the fiscal year ended October 31, 2019, the Portfolio’s Advisor Class underperformed the Russell 1000® Index by 7.73%. In the past year, the Portfolio was negatively impacted by its relatively lower average market capitalization and underexposure to large technology/internet companies such as Microsoft (MSFT, +36.4%), Mastercard (MA, +40.8%) and Facebook (FB, +26.3%) versus the benchmark index. The average stock in the Russell 1000® Universe underperformed the index by 3.0%. The Portfolio’s performance had negative contributions from multifactor ranking models, including biases towards stocks with lower valuations. Leading industry group indicators had a net negative effect on performance, including relative overweightings of financials/materials and underweightings of technology/communications stocks. The Portfolio had positive relative stock performance in one of eleven sectors. The favorable contribution from stock selection came in the energy sector. The most negative contributions from stock selection were in the information technology and health care sectors. The Portfolio’s gross annual operating expense ratios, as stated in the February 28, 2019 Prospectuses, are 0.85% (Advisor Class) and 0.65% (Institutional Class), respectively. These ratios can fluctuate and may differ from the expense ratios disclosed in the Financial Highlights section of this report.
Hypothetical Illustration of $10,000 Invested in
Quantitative U.S. Large Cap Core Equity Portfolio - Advisor Class vs.
Russell 1000® Index and
Morningstar Large Blend Average
10/31/09 through 10/31/19
*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end return. Returns, other than after-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. Performance of the Institutional Class will vary from the Advisor Class due to differences in fees.

[1]	Benchmark returns are for the period beginning February 28, 2004.
[2]	Average annual total return for the Institutional Class includes the period from 02/27/04 through 10/31/19. Prior to the inception of the Institutional Class on 12/30/15, performance for the Institutional Class is based on the average annual total return of the Advisor Class.
The indices and certain terms are defined on pages 26 to 28.
6

The Glenmede Fund, Inc.

Quantitative U.S. Large Cap Growth Equity Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2019
Average Annual Total Return
		Return After Taxes on
Quantitative U.S. Large Cap Growth Equity Portfolio – Advisor Class	Return Before Taxes	Distributions	Distributions and Sales of Fund Shares	Russell 1000® Growth Index	Morningstar Large Growth Average
Year ended 10/31/19	18.50%	14.43%	12.79%	17.10%	14.51%
Five Years ended 10/31/19	12.30%	11.17%	9.55%	13.43%	10.87%
Ten Years ended 10/31/19	16.27%	15.50%	13.66%	15.41%	13.11%
Inception (02/27/04) through 10/31/19[1]	10.39%	9.86%	8.75%	9.74%	8.14%
Quantitative U.S. Large Cap Growth Equity Portfolio – Institutional Class
Year ended 10/31/19	18.74%	14.57%	12.94%	17.10%	14.51%
Inception of Fund (02/27/04) through 10/31/19[1,2]	10.60%	10.05%	8.94%	9.74%	8.14%
For the fiscal year ended October 31, 2019, the Portfolio’s Adviser Class outperformed the Russell 1000® Growth Index by 1.40%. In the past year, the Portfolio’s performance had favorable contributions from multifactor ranking models, including biases towards stocks with lower valuations, stronger fundamentals, positive estimate trends and favorable technicals. The Portfolio was negatively impacted by its relatively lower average market capitalization versus the Russell 1000® Growth Index as the average stock in the Russell 1000® Growth Universe underperformed the benchmark index by about 2.2%. Leading industry group indicators were relatively neutral to performance, including relative overweightings of financials/materials offset by underweightings of technology/communications. The Portfolio had positive relative stock performance in five of ten sectors. The most positive contributions from stock selection came in the information technology and consumer discretionary sectors. The most negative contributions from stock selection were in the health care and communication services sectors. The Portfolio’s gross annual operating expense ratios, as stated in the February 28, 2019 Prospectuses, are 0.85% (Advisor Shares) and 0.65% (Institutional Class), respectively. These ratios can fluctuate and may differ from the expense ratios disclosed in the Financial Highlights section of this report.
Hypothetical Illustration of $10,000 Invested in
Quantitative U.S. Large Cap Growth Equity Portfolio-Advisor Class vs.
Russell 1000® Growth Index and
Morningstar Large Growth Average
10/31/09 through 10/31/19
*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end return. Returns, other than after-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. Performance of the Institutional Class will vary from the Advisor Class due to differences in fees.

[1]	Benchmark returns are for the period beginning February 28, 2004.
[2]	Average annual total return for the Institutional Class includes the period from 02/27/04 through 10/31/19. Prior to the inception of the Institutional Class on 11/05/15, performance for the Institutional Class is based on the average annual total return of the Advisor Class.
The indices and certain terms are defined on pages 26 to 28.
7

The Glenmede Fund, Inc.

Quantitative U.S. Large Cap Value Equity Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2019
Average Annual Total Return
		Return After Taxes on
Quantitative U.S. Large Cap Value Equity Portfolio	Return Before Taxes	Distributions	Distributions and Sales of Fund Shares	Russell 1000® Value Index	Morningstar Large Value Average
Year ended 10/31/19	7.33%	6.46%	4.47%	11.21%	9.63%
Inception (11/13/17) through 10/31/19	3.30%	2.73%	2.37%	7.17%	4.85%
For the fiscal year ended October 31, 2019, the Portfolio underperformed the Russell 1000® Value Index by 3.88%. In the past year, the Portfolio performance had mixed contributions from multifactor ranking models, including biases towards stocks with lower valuations, stronger fundamentals, positive estimate trends and favorable technicals. The Portfolio was negatively impacted by its relatively lower average market capitalization versus the Russell 1000® Value Index as the average stock in the Russell 1000® Value Universe underperformed the index by about 3.1%. Leading industry group indicators had a net negative effect on performance, including relative overweightings of health care/materials and underweightings of consumer staples/communications stocks. The Portfolio had positive relative stock performance in three of eleven sectors. The most favorable contributions from stock selection came in the energy and consumer staples sectors. The most negative contributions from stock selection were in the information technology and communication services sectors. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2019 Prospectus, is 6.52%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.
Hypothetical Illustration of $10,000 Invested in
Quantitative U.S. Large Cap Value Equity Portfolio vs.
Russell 1000® Value Index and
Morningstar Large Value Average
11/13/17 through 10/31/19
*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

The indices and certain terms are defined on pages 26 to 28.
8

The Glenmede Fund, Inc.

Quantitative U.S. Small Cap Equity Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2019
Average Annual Total Return
		Return After Taxes on
Quantitative U.S. Small Cap Equity Portfolio	Return Before Taxes	Distributions	Distributions and Sales of Fund Shares	Russell 2000® Index	Morningstar Small Blend Average
Year ended 10/31/19	2.19%	1.94%	1.37%	4.90%	4.42%
Inception (11/13/17) through 10/31/19	2.56%	2.39%	1.92%	4.40%	0.75%
For the fiscal year ended October 31, 2019, the Portfolio underperformed the Russell 2000® Index by 2.71%. In the past year, the Portfolio’s performance had mixed contributions from multifactor ranking models, including biases towards stocks with lower valuations, stronger fundamentals, positive estimate trends and favorable technicals. The Portfolio was negatively impacted by its relatively lower average market capitalization versus the Russell 2000® Index as the average stock in the Russell 2000® Universe underperformed the index by about 7.7%. Leading industry group indicators had relatively neutral effect on performance, including relative overweightings of financials/materials offset by underweightings of consumer discretionary stocks. The Portfolio had positive relative stock performance in three of eleven sectors. The most favorable contributions from stock selection came in the energy and industrials sectors. The most negative contributions from stock selection were in the health care and consumer discretionary sectors. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2019 Prospectus, is 6.48%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.
Hypothetical Illustration of $10,000 Invested in
Quantitative U.S. Small Cap Equity Portfolio vs.
Russell 2000® Index and
Morningstar Small Blend Average
11/13/17 through 10/31/19
*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

The indices and certain terms are defined on pages 26 to 28.
9

The Glenmede Fund, Inc.

Quantitative International Equity Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2019
Average Annual Total Return
		Return After Taxes on
Quantitative International Equity Portfolio	Return Before Taxes	Distributions	Distributions and Sales of Fund Shares	MSCI EAFE Index	Morningstar Foreign Large Blend Average
Year ended 10/31/19	8.60%	7.38%	5.17%	11.04%	10.26%
Five Years ended 10/31/19	2.12%	1.72%	1.67%	4.31%	3.64%
Ten Years ended 10/31/19	3.35%	3.00%	2.73%	5.41%	5.09%
Inception (11/17/88) through 10/31/19[1]	6.37%	5.15%	5.14%	4.61%	5.35%
For the fiscal year ended October 31, 2019, the Portfolio underperformed the MSCI EAFE Index by 2.44% and Morningstar Foreign Large Blend Average by 1.66%, respectively. The Portfolio’s performance had mixed contributions from multifactor ranking models, including biases towards stocks with lower valuations. The MSCI EAFE Value Index (+5.5%) underperformed the MSCI EAFE Growth Index by (+16.6%) by about 11.1%. The leading country/region indicators had relatively neutral impacts on performance with overweightings in Sweden/Germany and underweightings in Denmark/Switzerland stocks, respectively. Leading industry group indicators had relatively minor effects on performance, including relative overweightings of materials/financials/health care offset by underweightings of communication/consumer discretionary/energy stocks. The Portfolio had positive relative stock performance in five of eleven sectors. The most favorable contributions from stock selection came in the financials and health care sectors. The most negative contributions from stock selection were in the materials and consumer discretionary sectors. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2019 Prospectus, is 1.07%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.
Hypothetical Illustration of $10,000 Invested in
Quantitative International Equity Portfolio vs.
MSCI EAFE Index and
Morningstar Foreign Large Blend Average
10/31/09 through 10/31/19
*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted above reflects fee waivers in effect during certain periods and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns other than after tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1]	Benchmark returns are for the period beginning November 30, 1988.
The indices and certain terms are defined on pages 26 to 28.
10

The Glenmede Fund, Inc.

Responsible ESG U.S. Equity Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2019
Average Annual Total Return
Responsible ESG U.S. Equity Portfolio		Russell 1000® Index	Morningstar Large Blend Average
Year ended 10/31/19	6.78%	14.15%	12.66%
Inception (12/22/15) through 10/31/19[1]	11.89%	13.01%	11.25%
For the fiscal year ended October 31, 2019, the Portfolio underperformed the Russell 1000® Index by 7.37%. The Portfolio selects stocks based on a combination of multi-factor models and ESG (environmental, socially responsible and governance) ratings. In the past year, the Portfolio was negatively impacted by its relatively lower average market capitalization and underexposures to large technology/internet companies such as Microsoft (MSFT, +36.4%), Mastercard (MA, +40.8%) and Facebook (FB, +26.3%) versus the benchmark index. The average stock in the Russell 1000® Universe underperformed the index by about 3.0%. The Portfolio’s performance had negative contributions from multifactor ranking models, including biases towards stocks with lower valuations. Leading industry group indicators had a net negative effect on performance, including relative overweightings of materials/financials and underweightings of technology/communications stocks. The Portfolio had positive relative stock performance in two of eleven sectors. The most favorable contributions from stock selection came in the materials and energy sectors. The most negative contributions from stock selection were in the information technology and consumer discretionary sectors. The Portfolio’s gross annual operating expense ratio, as stated in February 28, 2019 Prospectus, is 1.09%. This ratio can fluctuate and may differ from expense ratio disclosed in Financial Highlights section of this report.
Hypothetical Illustration of $10,000 Invested in
Responsible ESG U.S. Equity Portfolio vs.
Russell 1000® Index and
Morningstar Large Blend Average
12/22/15 through 10/31/19
*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns shown do not reflect taxes that a shareholder may pay on fund distributions or redemption of fund shares.

[1]	Benchmark returns are for the periods beginning December 22, 2015 for the Russell 1000® Index and January 1, 2016 for Morningstar Large Blend Average.
The indices and certain terms are defined on pages 26 to 28.
11

The Glenmede Fund, Inc.

Women in Leadership U.S. Equity Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2019
Average Annual Total Return
Women in Leadership U.S. Equity Portfolio		Russell 1000® Index	Morningstar Large Value Average
Year ended 10/31/19	9.75%	14.15%	9.63%
Inception (12/22/15) through 10/31/19[1]	11.38%	13.01%	9.88%
For the fiscal year ended October 31, 2019, the Portfolio underperformed the Russell 1000® Index by 4.40%. The Portfolio selects stocks based on companies that meet specific women in leadership criteria (including, but not limited to, a chairwoman, female chief executive officer, female board members or women in management positions). In the past year, the Portfolio was negatively impacted by its relatively lower average market capitalization and underexposures to large technology/internet companies such as Microsoft (MSFT, +36.4%), Mastercard (MA, +40.8%) and Visa (V, +30.6%) versus the benchmark index. The average stock in the Russell 1000® Universe underperformed the index by about 3.0%. The Portfolio’s performance had negative contributions from multifactor ranking models, including biases towards stocks with lower valuations. Leading industry group indicators had a net negative effect on performance, including relative overweightings of financials/materials and underweightings of technology/consumer discretionary stocks. The Portfolio had positive relative stock performance in four of eleven sectors. The most favorable contributions from stock selection came in the energy and industrials sectors. The most negative contributions from stock selection were in the utilities and health care sectors. The Portfolio’s gross annual operating expense ratio, as stated in February 28, 2019 Prospectus, is 1.11%. This ratio can fluctuate and may differ from expense ratio disclosed in Financial Highlights section of this report.
Hypothetical Illustration of $10,000 Invested in
Women in Leadership U.S. Equity Portfolio vs.
Russell 1000® Index and
Morningstar Large Value Average
12/22/15 through 10/31/19
*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns shown do not reflect taxes that a shareholder may pay on fund distributions or redemption of fund shares.

[1]	Benchmark returns are for the periods beginning December 22, 2015 for the Russell 1000® Index and January 1, 2016 for Morningstar Large Value Average.
The indices and certain terms are defined on pages 26 to 28.
12

The Glenmede Fund, Inc.

Quantitative U.S. Long/Short Equity Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2019
Average Annual Total Return
Quantitative U.S. Long/Short Equity Portfolio – Advisor Class		Bloomberg Barclays U.S. Treasury Bellwether 3-Month Index	Russell 3000® Index	Morningstar Long/Short Average
Year ended 10/31/19	-4.33%	2.43%	13.49%	3.57%
Five Years ended 10/31/19	2.12%	1.04%	10.31%	2.40%
Ten Years ended 10/31/19	3.95%	0.57%	13.62%	3.50%
Inception (09/29/06) through 10/31/19[1]	1.74%	1.10%	8.69%	2.17%
Quantitative U.S. Long/Short Equity Portfolio – Institutional Class
Inception of Fund (09/29/06) through 10/31/19[1,2]	0.88%	1.10%	8.69%	2.17%
For the fiscal year ended October 31, 2019, the Portfolio’s Adviser Class underperformed the Bloomberg Barclays U.S. Treasury Bellwether 3-Month Index by 6.76%. Over the past year, the average net equity exposure for the Portfolio was about 30%. In the past year, the Portfolio was negatively impacted by its relatively lower average market capitalization versus the Russell 3000® Index as the average stock in the Russell 3000® Universe underperformed the index by about 11.8%. The Portfolio’s performance had negative contributions from multifactor ranking models, including biases towards stocks with lower valuations. The Russell 3000® Value Index (+10.6%) underperformed the Russell 3000® Growth Index by (+16.3%) by about 5.7%. The Portfolio’s long stock positions (+8.5%) underperformed the short positions (+20.8%) by about 12.4%. Overall, the Portfolio had positive relative stock performance in two of eleven sectors. The most favorable contributions from stock selection came in the utilities and communication services sectors. The most negative contributions from stock selection were in the financial and health care sectors. The Portfolio’s gross annual operating expense ratios, as stated in the February 28, 2019 Prospectuses, are 2.61% (Advisor Class) and 2.41% (Institutional Class), respectively. These ratios can fluctuate and may differ from the expense ratios disclosed in the Financial Highlights section of this report.
Hypothetical Illustration of $10,000 Invested in
Quantitative U.S. Long/Short Equity Portfolio-Advisor Class vs.
Bloomberg Barclays U.S. Treasury Bellwether 3-Month Index,
Russell 3000® Index and
Morningstar Long/Short Average
10/31/09 through 10/31/19
*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Performance of the Institutional Class will vary from the Advisor Class due to differences in fees.

[1]	Benchmark returns are for the periods beginning September 30, 2006 for the Russell 3000® Index and October 1, 2006 for Morningstar Long/Short Average.
[2]	Average annual total return for the Institutional Class includes the period from 09/29/06 through 10/31/19. Prior to the inception of the Institutional Class on 09/13/19, performance for the Institutional Class is based on the average annual total return of the Advisor Class. The total return of the Institutional Class in the Financial Highlights differs from the average annual total return shown here because it does not include the performance of the Advisor Class.
The indices and certain terms are defined on pages 26 to 28.
13

The Glenmede Fund, Inc.

Quantitative U.S. Total Market Equity Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2019
Average Annual Total Return
Quantitative U.S. Total Market Equity Portfolio		Russell 3000® Index	Morningstar Mid-Cap Value Average
Year ended 10/31/19	4.11%	13.49%	7.51%
Five Years ended 10/31/19	7.64%	10.31%	5.87%
Ten Years ended 10/31/2019	12.19%	13.62%	11.10%
Inception (12/21/06) through 10/31/19[1]	6.48%	8.28%	6.45%
For the fiscal year ended October 31, 2019, the Portfolio underperformed the Russell 3000® Index by 9.38%. In the past year, the Portfolio was negatively impacted by its relatively lower average market capitalization versus the Russell 3000® Index as the average stock in the Russell 3000® Universe underperformed the index by about 11.8%. The Portfolio’s performance had negative contributions from multifactor ranking models, including biases towards stocks with lower valuations. The Russell 3000® Value Index (+10.6%) underperformed the Russell 3000® Growth Index (+16.3%) by about 5.7%. The Portfolio’s long stock positions (+8.8%) underperformed the short positions (+19.0%) by about 10.1%. Leading industry group indicators had a net negative effect on performance, including relative overweightings of financials/materials and underweightings of consumer discretionary/communications stocks. Overall, the Portfolio had positive relative stock performance in one of eleven sectors. The most favorable contribution from stock selection came in the industrials sector. The most negative contributions from stock selection were in the health care and communication services sectors. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2019 Prospectus, is 2.31%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.
Hypothetical Illustration of $10,000 Invested in
Quantitative U.S. Total Market Equity Portfolio vs.
Russell 3000® Index and
Morningstar Mid-Cap Value Average
10/31/09 through 10/31/19
*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns shown do not reflect taxes that a shareholder may pay on fund distributions or redemption of fund shares.

[1]	Benchmark returns are for the periods beginning December 31, 2006 for the Russell 3000® Index and January 1, 2007 for Morningstar Mid-Cap Value Average.
The indices and certain terms are defined on pages 26 to 28.
14

The Glenmede Fund, Inc.

Strategic Equity Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2019
Average Annual Total Return
		Return After Taxes on
Strategic Equity Portfolio	Return Before Taxes	Distributions	Distributions and Sales of Fund Shares	S&P 500® Index	Morningstar Large Blend Average
Year ended 10/31/19	14.51%	13.79%	8.79%	14.33%	12.66%
Five Years ended 10/31/19	11.09%	9.06%	8.30%	10.78%	8.66%
Ten Years ended 10/31/19	12.76%	11.31%	10.25%	13.70%	11.64%
Inception (07/20/89) through10/31/19[1]	8.99%	7.60%	7.26%	9.87%	8.31%
For the fiscal year ended October 31, 2019, the Strategic Equity Portfolio returned 14.51%. The S&P 500® Index returned 14.33% for the same period. Relative performance of the Portfolio versus the Index was aided by positive stock selection within Consumer Discretionary, Consumer Staples and Industrial sectors. This was offset by weaker performance from Portfolio holdings within the Technology sector and an underweighting to both the Real Estate and Utility sectors, which were the two best performing sectors within the Index over the period. A focus on owning companies that demonstrate consistently strong profitability also aided performance. The Portfolio seeks to generate outperformance over time by investing in those companies with strong profitability whose shares are trading at reasonable valuations relative to business fundamentals. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2019 Prospectus, is 0.83%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.
Hypothetical Illustration of $10,000 Invested in
Strategic Equity Portfolio vs.
S&P 500® Index and
Morningstar Large Blend Average
10/31/09 through 10/31/19
*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Aftertax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1]	Benchmark returns are for the period beginning July 31, 1989.
The indices and certain terms are defined on pages 26 to 28.
15

The Glenmede Fund, Inc.

Small Cap Equity Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2019
Average Annual Total Return
Small Cap Equity Portfolio – Advisor Class		Russell 2000® Index	Russell 2000® Value Index	S&P 500® Index	Morningstar Small Blend Average
Year ended 10/31/19	-2.61%	4.90%	3.22%	14.33%	4.42%
Five Years ended 10/31/19	4.90%	7.37%	6.24%	10.78%	5.88%
Ten Years ended 10/31/2019	11.87%	12.27%	11.08%	13.70%	11.09%
Inception (03/01/91) through 10/31/19[1]	10.03%	9.78%	10.93%	9.89%	9.90%
Small Cap Equity Portfolio – Institutional Class
Year ended 10/31/19	-2.38%	4.90%	3.22%	14.33%	4.42%
Five Years ended 10/31/19	5.11%	7.37%	6.24%	10.78%	5.88%
Ten Years ended 10/31/19	12.11%	12.27%	11.08%	13.70%	11.09%
Inception of Fund (03/01/91) through 10/31/19[1,2]	7.64%	7.41%	7.90%	7.37%	7.84%
For the fiscal year ended October 31, 2019, the Small Cap Equity Portfolio Advisor Class returned -2.61% and the Small Cap Equity Portfolio Institutional Class returned -2.38%, compared to the Russell 2000® Index return of 4.90%. The energy, health care and industrial sectors created the largest drag on relative performance, which was slightly offset by positive relative performance in the consumer discretionary and communications sectors. The Portfolio’s gross annual operating expense ratios, as stated in the February 28, 2019 Prospectuses are 0.90% and 0.70% for the Advisor Class and Institutional Class shares, respectively. These ratios can fluctuate and may differ from the expense ratios disclosed in the Financial Highlights section of this report.
Hypothetical Illustration of $10,000 Invested in
Small Cap Equity Portfolio-Advisor Class vs.
S&P 500® Index,
Russell 2000® Index,
Russell 2000® Value Index and
Morningstar Small Blend Average
10/31/09 through 10/31/19
*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Performance of the Institutional Class will vary from the Advisor Class due to differences in fees.

[1]	Benchmark returns are for the inception period beginning February 28, 1991 for both Russell 2000® Indices and the S&P 500® Index and April 1, 1991 for the Morningstar Small Blend Average.
[2]	Average annual total return for the Institutional Class includes the period from 03/01/91 through 10/31/19. Prior to the inception of the Institutional Class on 01/02/98, performance for the Institutional Class is based on the average annual total return of the Advisor Class.
The indices and certain terms are defined on pages 26 to 28.
16

The Glenmede Fund, Inc.

Large Cap Value Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2019
Average Annual Total Return
Large Cap Value Portfolio		Russell 1000® Value Index	S&P 500® Index	Morningstar Large Value Average
Year ended 10/31/19	8.24%	11.21%	14.33%	9.63%
Five Years ended 10/31/19	7.18%	7.61%	10.78%	7.01%
Ten Years ended 10/31/2019	11.29%	11.96%	13.70%	10.64%
Inception (01/04/93) through 10/31/19[1]	9.04%	9.71%	9.67%	8.17%
For the fiscal year ended October 31, 2019, the Large Cap Value Portfolio returned 8.24% versus 11.21% for its benchmark, the Russell 1000® Value Index. Stock selection in the Consumer Staples sector was our biggest detractor, followed by the Health Care and Materials sectors. Offsetting this was positive relative contributions from Energy, Consumer Discretionary, and Utilities sectors. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2019 Prospectus, is 0.91%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.
Hypothetical Illustration of $10,000 Invested in
Large Cap Value Portfolio vs.
Russell 1000® Value Index,
S&P 500® Index and
Morningstar Large Value Average
10/31/09 through 10/31/19
*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark returns are for the period beginning December 31, 1992.
The indices and certain terms are defined on pages 26 to 28.
17

The Glenmede Fund, Inc.

Equity Income Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2019
Average Annual Total Return
Equity Income Portfolio		S&P 500® Index	Morningstar Large Value Average
Year ended 10/31/19	14.69%	14.33%	9.63%
Inception (12/21/16) through 10/31/19	10.12%	13.01%	8.26%
For the fiscal year ended October 31, 2019, the Equity Income Portfolio returned 14.69% versus 14.33% for its benchmark, the S&P 500® Index. Looking at relative performance across sectors, Health Care, Real Estate, and Consumer Staples were the most significant detractors. Positive relative performance came from the Technology, Energy, and Materials sectors. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2019 Prospectus, is 1.11%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.
Hypothetical Illustration of $10,000 Invested in
Equity Income Portfolio vs.
S&P 500® Index and
Morningstar Large Value Average
12/21/16 through 10/31/19
*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns shown do not reflect taxes that a shareholder may pay on fund distributions or redemption of fund shares.

The indices and certain terms are defined on pages 26 to 28.
18

The Glenmede Fund, Inc.

Secured Options Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2019
Average Annual Total Return
Secured Options Portfolio – Advisor Class		CBOE S&P 500® Buy-Write Index	S&P 500® Index
Year ended 10/31/19	8.43%	6.76%	14.33%
Five Years ended 10/31/19	6.03%	6.73%	10.78%
Inception (06/30/10) through 10/31/19	9.15%	8.44%	14.63%
Secured Options Portfolio – Institutional Class
Year ended 10/31/19	8.73%	6.76%	14.33%
Inception of Fund (06/30/10) through 10/31/19[1]	9.41%	8.44%	14.63%
For the fiscal year ended October 31, 2019, the Secured Options Portfolio invested in put options in an effort to reduce equity volatility, obtain option premiums and provide more stable returns. For this period, the Portfolio’s Advisor Class achieved a total return of 8.43% while its benchmark, the CBOE S&P 500® Buy-Write Index, returned 6.76% and the CBOE S&P 500® PutWrite Index returned 4.46%. The Portfolio’s outperformance was caused primarily by the Portfolio’s strike selection process, partially offset by the Portfolio’s use of cash-secured puts, which underperformed covered calls, the strategy utilized by the Buy-Write benchmark. Generally speaking, equity securities or cash positions are pledged to secure the written option positions. The Portfolio’s gross annual operating expense ratios, as stated in the February 28, 2019 Prospectuses, are 0.84% (Advisor Class) and 0.64% (Institutional Class), respectively. These ratios can fluctuate and may differ from the expense ratios disclosed in the Financial Highlights section of this report.
Hypothetical Illustration of $10,000 Invested in
Secured Options Portfolio - Advisor Class vs.
CBOE S&P 500® Buy-Write Index and
S&P 500® Index
06/30/10 through 10/31/19
*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Performance of the Institutional Class will vary from the Advisor Class due to differences in fees.

[1]	Average annual total return for the Institutional Class includes the period from 06/30/10 through 10/31/19. Prior to the inception of the Institutional Class on 11/09/16, performance for the Institutional Class is based on the average annual total return of the Advisor Class.
The indices and certain terms are defined on pages 26 to 28.
19

The Glenmede Fund, Inc.

Global Secured Options Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2019
Average Annual Total Return
Global Secured Options Portfolio		MSCI All Country World Index
Year ended 10/31/19	8.56%	12.59%
Five Years ended 10/31/19	2.74%	7.08%
Inception (09/28/12) through 10/31/19	4.06%	9.05%
For the fiscal year ended October 31, 2019, the Global Secured Options Portfolio invested in put options in an effort to reduce equity volatility, obtain option premiums and provide more stable returns. For this period, the Portfolio had a total return of 8.56% while its benchmark, the MSCI All Country World (ACWI) Index, returned 12.59% and a Blended CBOE PutWrite Index returned 2.78%. Our Blended PutWrite Index is comprised of 40% CBOE S&P 500® Putwrite (PWT) Index, 10% CBOE Russell 2000® PutWrite (PUTR) Index, 40% CBOE MSCI EAFE PutWrite (PXEA) Index and 10% CBOE MSCI Emerging Markets PutWrite (PXEF) Index. The Portfolio’s outperformance relative to the Blended CBOE PutWrite Index was driven primarily by the Portfolio’s option selection process that seeks to identify the most advantageously priced put options that expire in less than 3-months. The Portfolio’s underperformance relative to the MSCI All Country World Index was primarily driven by our lower exposer to equities and our exposure to the global volatility risk premium which was negative for U.S. large capitalization, international developed and emerging markets stocks. Generally speaking, equity securities or cash positions are pledged to secure the written option positions. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2019 Prospectus, is 1.20%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.
Hypothetical Illustration of $10,000 Invested in
Global Secured Options Portfolio vs.
MSCI All Country World Index
09/28/12 through 10/31/19
*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted above reflects expense reimbursements in effect during certain periods and would have been lower in their absence. The total return was affected by a deficiency dividend paid during the period. If the deficiency dividend was not paid total return would have been lower. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

The indices and certain terms are defined on pages 26 to 28.
20

The Glenmede Fund, Inc.

Alternative Risk Premia Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2019
Average Annual Total Return
Alternative Risk Premia Portfolio		HFRX Global Hedge Fund Index
Since Inception (12/20/18) through 10/31/19	4.90%	6.72%
For the fiscal year ended October 31, 2019, our multi-strategy Alternative Risk Premia Portfolio invested in four individual strategies: quantitative long/short equity, global equity secured put options, long-term U.S. treasuries secured put options and quantitative long/short commodities in an effort to reduce volatility, obtain option premiums and provide more stable returns. Since inception on December 20, 2018, the Portfolio achieved a total return of 4.9% while its benchmark, the Hedge Fund Research (HFRX) Global Hedge Fund Index, returned 6.7%. The Portfolio’s underperformance was caused primarily by a lower equity risk relative to the Index and negative contribution from our equity long/short strategy. Generally speaking, equity securities or cash positions are pledged to secure the written option positions and collateralize short stock positions. The Portfolio’s gross annual operating expense ratio, as stated in the supplement dated April 18, 2019 to the February 28, 2019 Prospectus, is 4.27%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.
Hypothetical Illustration of $10,000 Invested in
Alternative Risk Premia Portfolio vs.
HFRX Global Hedge Fund Index
12/20/18 through 10/31/19
*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted above reflects expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Short term performance, in particular, is not a good indication of the fund’s future performance, and an investment should not be made based solely on returns.

The indices and certain terms are defined on pages 26 to 28.
21

The Glenmede Fund, Inc.

Core Fixed Income Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2019
Average Annual Total Return
Core Fixed Income Portfolio		Bloomberg Barclays U.S. Aggregate Bond Index	Morningstar Intermediate - Core Bond Average
Year ended 10/31/19	10.46%	11.51%	10.47%
Five Years ended 10/31/19	2.76%	3.24%	2.95%
Ten Years ended 10/31/2019	3.05%	3.73%	3.85%
Inception (11/17/88) through 10/31/19[1]	5.74%	6.20%	5.58%
The Core Fixed Income Portfolio returned 10.46% for the year ended October 31, 2019. Its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, returned 11.51% for the year and the Portfolio’s peer group, the Morningstar Intermediate–Core Bond Average, returned 10.47% for the year. The Portfolio’s underperformance versus the Bloomberg Barclays U.S. Aggregate Bond Index can be attributed to the Portfolio’s bias towards higher credit quality investments. BBB corporates returned 15.3% for the year versus the double A and single A corporate sector, which returned 9.8% and 12.8%, respectively. The Index holds over 13% of the lower tier BBB sector while the Portfolio holds none. The Portfolio’s performance versus its peer group can also be attributed to the Portfolio’s high credit quality bias, yield curve positioning, and low risk themes.
The Portfolio seeks to add value by monitoring yield curve exposure while utilizing sector and security selection. Diversification, liquidity, and low risk themes dominate the Portfolio’s investment discipline. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2019 prospectus, is 0.52%. This rate can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights in this report.
Hypothetical Illustration of $10,000 Invested in
Core Fixed Income Portfolio vs.
Bloomberg Barclays U.S. Aggregate Bond Index and
Morningstar Intermediate-Core Bond Average
10/31/09 through 10/31/19
*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark returns are for the periods beginning November 30, 1988 for Bloomberg Barclays U.S. Aggregate Bond Index and December 1, 1988 for Morningstar Intermediate-Core Bond Average.
The indices and certain terms are defined on pages 26 to 28.
22

The Glenmede Fund, Inc.

Short Term Tax Aware Fixed Income Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2019
Average Annual Total Return
		Return After Taxes on
Short Term Tax Aware Fixed Income Portfolio	Return Before Taxes	Distributions	Distributions and Sales of Fund Shares	BofA Merrill Lynch 1-3 Year U.S. Municipal Securities Index	Morningstar Muni National Short Average
Year ended 10/31/19	3.03%	2.59%	1.88%	3.43%	3.68%
Inception (06/29/16) through 10/31/19[1]	1.09%	0.90%	0.85%	1.38%	1.28%
For the fiscal year ended October 31, 2019, the Short Term Tax Aware Fixed Income Portfolio underperformed its primary benchmark, the BofA Merrill Lynch 1-3 Year U.S. Municipal Securities Index by 0.40%. The Portfolio’s duration was kept consistently in-line with the benchmark duration over the period, which provided for support to relative performance as yields moved lower through the year. The Portfolio’s tactical exposure to taxable securities was a positive contributor to relative performance. This tactical exposure to taxable securities was decreased throughout the latter half of the fiscal year as yield levels between tax-exempt and taxable securities favored tax-exempt investments. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2019 prospectus, is 0.62%. This rate can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights in this report.
Hypothetical Illustration of $10,000 Invested in
Short Term Tax Aware Fixed Income Portfolio vs.
BofA Merrill Lynch 1-3 Year U.S. Municipal Securities Index and
Morningstar Muni National Short Average
06/29/16 through 10/31/19
*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1]	Benchmark returns are for the periods beginning June 29, 2016 for the BofA Merrill Lynch 1-3 Year US Municipal Securities Index.
The indices and certain terms are defined on pages 26 to 28.
23

The Glenmede Fund, Inc.

High Yield Municipal Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2019
Average Annual Total Return
High Yield Municipal Portfolio		Bloomberg Barclays Muni High Yield 5% Tobacco Cap 2% Issuer Cap Index	Bloomberg Barclays Muni BBB Index	Bloomberg Barclays Municipal Bond Index	Morningstar High Yield Muni Average
Year ended 10/31/19	9.90%	10.96%	11.32%	9.42%	9.71%
Inception (12/22/15) through 10/31/19[1]	4.97%	6.43%	5.15%	3.60%	4.83%
The High Yield Municipal Portfolio (the “Portfolio”) trailed the Bloomberg Barclays Muni High Yield 5% Tobacco Cap, 2% Issuer Cap Index, for the trailing 12 months through October 31, 2019. The Portfolio returned 9.90% while the Index returned 10.96%. With municipal rates moving lower over the year, the Portfolio’s shorter duration position detracted 0.36% of relative return. The sector and security selection were both positive contributors to the Portfolio’s relative return. The Portfolio continued to maintain a bias to higher credit quality with spread valuations at expensive levels and in anticipation of increased market volatility, so as to be consistent with the Portfolio’s goal of a high level of current income exempt from regular federal income tax. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2019 Prospectus is 0.99%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.
Hypothetical Illustration of $10,000 Invested in
High Yield Municipal Portfolio vs.
Bloomberg Barclays Muni High Yield 5% Tobacco Cap 2% Issuer Cap Index,
Bloomberg Barclays Muni BBB Index,
Bloomberg Barclays Municipal Bond Index and
Morningstar High Yield Muni Average
12/22/15 through 10/31/19
*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers and/or expense reimbursements in effect during certain periods and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns shown do not reflect taxes that a shareholder may pay on fund distributions or redemption of fund shares.

[1]	Benchmark return is for the period beginning January 1, 2016 for the Morningstar High Yield Muni Average.
The indices and certain terms are defined on pages 26 to 28.
24

The Glenmede Portfolios

Muni Intermediate Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2019
Average Annual Total Return
Muni Intermediate Portfolio		Bloomberg Barclays Municipal 1-10 Year Blend Index	Morningstar Muni National Intermediate Average
Year ended 10/31/19	6.90%	7.04%	8.46%
Five Years ended 10/31/19	2.26%	2.52%	2.79%
Ten Years ended 10/31/2019	2.57%	3.22%	3.46%
Inception (06/05/92) through 10/31/19	3.96%	4.34%	4.27%
For the fiscal year ended October 31, 2019, the Muni Intermediate Portfolio underperformed its primary benchmark, the Bloomberg Barclays Municipal 1-10 Year Blend Index, by 0.14%. This was implemented as tax-exempt yields moved steadily lower throughout the year as concerns over economic growth and China trade-related issues increased. Supply-demand technical factors continued to provide support as demand for tax-exempt municipals remained strong as reflected by record inflows into tax-exempt mutual funds. The Portfolio’s in-line to marginally longer relative duration was a positive contributor to relative performance, but this was outweighed by other factors throughout the year. Lower credit quality securities continued their recent outperformance with spreads to triple-A securities moving lower. This contributed to the Portfolio’s underperformance as the Portfolio continued to maintain exposure to higher credit quality investments, so as to be consistent with the Portfolio’s goals of principal preservation and high current tax-exempt interest income generation. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2019 prospectus, is 0.23%. This rate can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights in this report.
Hypothetical Illustration of $10,000 Invested in
Muni Intermediate Portfolio vs.
Bloomberg Barclays Municipal 1-10 Year Blend Index and
Morningstar Muni National Intermediate Average
10/31/09 through 10/31/19
*	Index commenced 6/30/93. Thus Portfolio inception comparisons are not provided.
**	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

The indices and certain terms are defined on pages 26 to 28.
25

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

Glossary of Indices & Terms
Indices — It is not possible to invest directly in an index.
The Bloomberg Barclays Municipal 1-10 Year Blend Index is a composite index made up of several different broad sub-indices: the Bloomberg Barclays Municipal 1-Year Index; the Bloomberg Barclays Municipal 3-Year Index; the Bloomberg Barclays Municipal 5-Year Index; the Bloomberg Barclays Municipal 7-Year Index and the Bloomberg Barclays Municipal 10-Year Index. The total of all these indices represents all maturities between 1-10 Years.
The Bloomberg Barclays U.S. Treasury Bellwether 3-Month Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of 3 months, excluding zero coupon strips.
The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. Indexes are rebalanced by market capitalization each month.
The Bloomberg Barclays Muni BBB Index is a sub-index of the Bloomberg Barclays U.S. Municipal Index that includes only bonds rated BBB on the day the Index resets. The rating is established using the middle rating of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) and Fitch Ratings, Inc.
The Bloomberg Barclays Muni High Yield 5% Tobacco 2% Issuer Cap Index is an issuer constrained sub-index of the Bloomberg Barclays US Municipal High Yield Index that caps issuer exposure to 2% and tobacco stocks to 5%.
The Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds with maturities greater than two years.
The BofA Merrill Lynch 1-3 Year US Municipal Securities Index is a subset of The BofA Merrill Lynch US Municipal Securities Index including all securities with a remaining term to final maturity less than 3 years.
The CBOE S&P 500® Buy-Write Index is an index designed to track the performance of a hypothetical covered call strategy on the S&P 500 Index.
The MSCI All Country World Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world. The MSCI All Country World Index is comprised of stocks from both developed and emerging markets.
The MSCI EAFE Index is an unmanaged capitalization weighted composite portfolio consisting of equity total returns of countries in Australia, New Zealand, Europe and the Far East.
The MSCI EAFE Growth Index captures large and mid cap securities exhibiting overall growth style characteristics across Developed Markets countries* around the world, excluding the US and Canada. The growth investment style characteristics for index construction are defined using five variables: long-term forward EPS growth rate, short-term forward EPS growth rate, current internal growth rate and long-term historical EPS growth trend and long-term historical sales per share growth trend. (* Developed Markets countries include: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK.)
The MSCI EAFE Value Index captures large and mid cap securities exhibiting overall value style characteristics across Developed Markets countries* around the world, excluding the US and Canada. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.(* Developed Markets countries include: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the UK.)
The Russell 1000® Index is an unmanaged market capitalization weighted total return index which is comprised of the 1,000 largest companies in the Russell 3000® Index.
The Russell 1000® Growth Index is an unmanaged capitalization weighted total return index which is comprised of securities in the Russell 1000® Index with greater than average growth orientation.
The Russell 1000® Value Index is an unmanaged capitalization weighted total return index which is comprised of those securities in the Russell 1000® Index with a less than average growth orientation.
The Russell 2000® Index is an unmanaged market capitalization weighted total return index which measures the performance of the 2,000 smallest companies in the Russell 3000® Index.
The Russell 2000® Value Index is an index measuring the performance of approximately 2,000 small-cap companies in the Russell 3000® Index, which is made up of 3,000 of the biggest U.S. stocks. The Russell 2000® Value Index serves as a benchmark for small-cap stocks in the United States.
The Russell 3000® Index is an unmanaged capitalization weighted total return index which is comprised of the 3,000 largest U.S. companies based on total market capitalization. The Index re-balances annually.
26

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

Glossary of Indices & Terms — (Continued)
The Russell 3000® Value Index is a market-capitalization weighted equity index based on the Russell 3000® Index, which measures how U.S. stocks in the equity value segment perform. Included in the Russell 3000® Value Index are stocks from the Russell 3000® Index with lower price-to-book ratios and lower expected growth rates.
The Russell 3000® Growth Index is a market capitalization weighted index based on the Russell 3000® Index. The Russell 3000® Growth Index includes companies that display signs of above average growth. The index is used to provide a gauge of the performance of growth stocks in the United States.
The S&P 500® Index is a market capitalization weighted index comprised of 500 widely held common stocks.
Morningstar Foreign Large Blend Average funds invest mainly in a variety of big international stocks. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. The blend style is assigned to funds where neither growth nor value characteristics predominate.
Morningstar High Yield Muni Average funds invest at least 50% of assets in high-income municipal securities that are not rated or that are rated by a major agency such as S&P or Moody’s at the level of BBB (considered speculative in the municipal industry) and below.
Morningstar Intermediate-Core Bond Average contains bond funds that have average durations of greater than 3.5 years and less than 6 years. Most of the funds rotate among a variety of sectors in the bond market, based upon that which appears to offer better values.
Morningstar Large Blend Average funds are fairly representative of the overall U.S. Stock market in size, growth rates, and price. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds returns are often similar to those of the S&P 500 Index.
Morningstar Large Growth Average funds invest in big U.S. companies that are projected to grow faster than other large-cap stocks. This classification consists of stocks in the top 70% of the capitalization of the U.S. equity market defined as large-cap. Growth is defined based on fast growth (high growth rates for earnings, sales, book value, and cash flow) and high valuations (high price ratios and low dividend yields). Most of these funds focus on companies in rapidly expanding industries.
Morningstar Large Value Average funds focus on big companies that are less expensive or growing more slowly than other large-cap stocks. These funds often feature investments in energy, financial, or manufacturing sectors.
Morningstar Long/Short Average funds aim to deliberately exploit market movements through the use of a variety of derivative instruments. These can include (but are not limited to) futures, options, swaps, short sells along with physical positions.
Morningstar Mid-Cap Value Average funds invest primarily in mid-cap U.S. stocks that are value-oriented. Midcap stocks collectively represent 20% of the total capitalization of the U.S. equity market (large-cap stocks represent the top 70%). The mid-cap range for market capitalization typically falls between $1-$8 billion. Value is defined based on low valuations (low price ratios and high dividend yields) and slow growth (low growth rates for earnings, sales, book value, and cash flow).
Morningstar Muni National Short Average invests in bonds with an average duration of less than 4.5 years issued by state and local governments to fund projects. Such bonds are free from federal taxes and from state taxes in the issuing state.
Morningstar Small Blend Average funds favor firms at the smaller end of the market-capitalization range, and are flexible in the types of small caps they buy. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages.
The HRFX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.
The Morningstar Muni National Intermediate Average funds have an average duration of more than 4.5 years but less than seven years, or average maturity of more than five years but less than 12 years.
The CBOE S&P 500® Put-Write Index is a benchmark index that measures the performance of a hypothetical portfolio that sells S&P 500® Index (SPX) put options against collateralized cash reserves held in a money market account.
The CBOE Russell 2000® PutWrite Index is designed to track the performance of a hypothetical strategy that sells a monthly at-the-money (ATM) Russell 2000® Index put option. The written Russell 2000® put option is collateralized by a money market account invested in one-month Treasury bills.
The CBOE® MSCI® EAFE PutWrite Index (PXEA Index) is designed to track the performance of a hypothetical passive investment strategy that collects option premiums from writing an At-the-Money (ATM) MXEA® Put option on a monthly
27

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

Glossary of Indices & Terms — (Concluded)
basis and holds a rolling money market account invested in one-month T-bills to cover the liability from the short MXEA Put option position, generally on the third Friday each month.
The CBOE® MSCI® Emerging Markets PutWrite Index (PXEF Index) is designed to track the performance of a hypothetical passive investment strategy that collects option premiums from writing an At-the-Money (ATM) MXEF® Put option on a monthly basis and holds a rolling money market account invested in one-month T-bills to cover the liability from the short MXEF Put option position, generally on the third Friday each month.
Terms
Cash flow:    measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.
Duration:    is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration.
Market Capitalization:    is the market price of an entire company, calculated by multiplying the number of shares outstanding by the price per share.
Total return:    consists of price appreciation/depreciation and income as a percentage of the original investment.
Dividend Yield:    The dividend yield or dividend-price ratio of a share is the dividend per share, divided by the price per share. It is also a company’s total annual dividend payments divided by its market capitalization, assuming the number of shares is constant.
Yield Curve: A yield curve is a line that plots yields (interest rates) of bonds having equal credit quality but differing maturity dates. The slope of the yield curve gives an idea of future interest rate changes and economic activity. There are three main types of yield curve shapes: normal (upward sloping curve), inverted (downward sloping curve) and flat.
28

The Glenmede Fund, Inc.

Shareholder Expenses (Unaudited)
As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including management fees and, for certain classes, shareholder servicing fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2019 to October 31, 2019.
Actual Expenses
The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
	Beginning Account Value (May 1, 2019)	Ending Account Value (October 31, 2019)	Annualized Expense Ratio	Expenses Paid During Period* (May 1, 2019 to October 31, 2019)
Quantitative U.S. Large Cap Core Equity Portfolio – Advisor
Actual	$1,000.00	$1,007.40	0.86%	$4.35
Hypothetical (5% return less expenses)	1,000.00	1,020.90	0.86	4.38
Quantitative U.S. Large Cap Core Equity Portfolio – Institutional
Actual	1,000.00	1,008.80	0.66	3.34
Hypothetical (5% return less expenses)	1,000.00	1,021.90	0.66	3.36
Quantitative U.S. Large Cap Growth Equity Portfolio – Advisor
Actual	1,000.00	1,047.60	0.86	4.44
Hypothetical (5% return less expenses)	1,000.00	1,020.90	0.86	4.38
Quantitative U.S. Large Cap Growth Equity Portfolio – Institutional
Actual	1,000.00	1,048.60	0.66	3.41
Hypothetical (5% return less expenses)	1,000.00	1,021.90	0.66	3.36
Quantitative U.S. Large Cap Value Equity Portfolio
Actual	1,000.00	1,018.80	0.85	4.33
Hypothetical (5% return less expenses)	1,000.00	1,020.90	0.85	4.33
Quantitative U.S. Small Cap Equity Portfolio
Actual	1,000.00	985.40	0.85	4.25
Hypothetical (5% return less expenses)	1,000.00	1,020.90	0.85	4.33
Quantitative International Equity Portfolio
Actual	1,000.00	1,022.60	1.00	5.10
Hypothetical (5% return less expenses)	1,000.00	1,020.20	1.00	5.09
Responsible ESG U.S. Equity Portfolio
Actual	1,000.00	995.40	0.85	4.28
Hypothetical (5% return less expenses)	1,000.00	1,020.90	0.85	4.33
Women in Leadership U.S. Equity Portfolio
Actual	1,000.00	1,021.90	0.85	4.33
Hypothetical (5% return less expenses)	1,000.00	1,020.90	0.85	4.33
Quantitative U.S. Long/Short Equity Portfolio – Advisor
Actual	1,000.00	978.80	1.20	5.99
Hypothetical (5% return less expenses)	1,000.00	1,019.20	1.20	6.11
Quantitative U.S. Long/Short Equity Portfolio – Institutional**
Actual	1,000.00	993.80	1.01	1.24
Hypothetical (5% return less expenses)	1,000.00	1,004.90	1.01	1.25
29

The Glenmede Fund, Inc.

Shareholder Expenses (Unaudited) — (Concluded)
	Beginning Account Value (May 1, 2019)	Ending Account Value (October 31, 2019)	Annualized Expense Ratio	Expenses Paid During Period* (May 1, 2019 to October 31, 2019)
Quantitative U.S. Total Market Equity Portfolio
Actual	$1,000.00	$ 994.30	1.25%	$6.28
Hypothetical (5% return less expenses)	1,000.00	1,018.90	1.25	6.36
Strategic Equity Portfolio
Actual	1,000.00	1,044.10	0.85	4.38
Hypothetical (5% return less expenses)	1,000.00	1,020.90	0.85	4.33
Small Cap Equity Portfolio – Advisor
Actual	1,000.00	941.80	0.94	4.60
Hypothetical (5% return less expenses)	1,000.00	1,020.50	0.94	4.79
Small Cap Equity Portfolio – Institutional
Actual	1,000.00	942.90	0.74	3.62
Hypothetical (5% return less expenses)	1,000.00	1,021.50	0.74	3.77
Large Cap Value Portfolio
Actual	1,000.00	1,014.80	1.03	5.23
Hypothetical (5% return less expenses)	1,000.00	1,020.00	1.03	5.24
Equity Income Portfolio
Actual	1,000.00	1,030.70	0.85	4.35
Hypothetical (5% return less expenses)	1,000.00	1,020.90	0.85	4.33
Secured Options Portfolio – Advisor
Actual	1,000.00	1,063.80	0.86	4.47
Hypothetical (5% return less expenses)	1,000.00	1,020.90	0.86	4.38
Secured Options Portfolio – Institutional
Actual	1,000.00	1,064.20	0.66	3.43
Hypothetical (5% return less expenses)	1,000.00	1,021.90	0.66	3.36
Global Secured Options Portfolio
Actual	1,000.00	1,044.80	1.00	5.15
Hypothetical (5% return less expenses)	1,000.00	1,020.20	1.00	5.09
Alternative Risk Premia Portfolio
Actual	1,000.00	1,008.70	1.00	5.06
Hypothetical (5% return less expenses)	1,000.00	1,020.20	1.00	5.09
Core Fixed Income Portfolio
Actual	1,000.00	1,051.00	0.53	2.74
Hypothetical (5% return less expenses)	1,000.00	1,022.50	0.53	2.70
Short Term Tax Aware Fixed Income Portfolio
Actual	1,000.00	1,013.60	0.55	2.79
Hypothetical (5% return less expenses)	1,000.00	1,022.40	0.55	2.80
High Yield Municipal Portfolio
Actual	1,000.00	1,045.00	1.00	5.15
Hypothetical (5% return less expenses)	1,000.00	1,020.20	1.00	5.09

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), which excludes fee waivers, dividends on securities sold short, interest expense and expense reimbursements, if any, multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the calendar year (365 days).
**	The Institutional Class commenced operations on September 13, 2019. Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), which excludes fee waivers, dividends on securities sold short, interest expense and expense reimbursements, if any, multiplied by the average account value for the period, multiplied by the number of days in the period (45 days) (the Portfolio began accruing expenses for this class on September 17, 2019), and divided by the number of days in the calendar year (365 days).
30

The Glenmede Portfolios

Shareholder Expenses (Unaudited)
As a shareholder of the Glenmede Muni Intermediate Portfolio, you incur ongoing costs, including shareholder servicing fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Glenmede Muni Intermediate Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2019 to October 31, 2019.
Actual Expenses
The first line under the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line under the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Glenmede Muni Intermediate Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line under the Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.
	Beginning Account Value (May 1, 2019)	Ending Account Value (October 31, 2019)	Annualized Expense Ratio	Expenses Paid During Period* (May 1, 2019 to October 31, 2019)
Muni Intermediate Portfolio
Actual	$1,000.00	$1,024.90	0.24%	$1.22
Hypothetical (5% return less expenses)	1,000.00	1,024.00	0.24	1.22

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the calendar year (365 days).
31

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities
October 31, 2019
	Quantitative U.S. Large Cap Core Equity Portfolio	Quantitative U.S. Large Cap Growth Equity Portfolio	Quantitative U.S. Large Cap Value Equity Portfolio
Assets:
Investments at value[1], 2	$ 2,344,970,238	$ 3,475,382,972	$ 2,027,999
Repurchase agreements at value[1]	—	15,719,529	—
Cash	—	—	8,982
Receivable from Advisor	—	—	3,394
Receivable for securities sold	8,315,710	—	—
Receivable for fund shares sold	1,162,480	685,144	—
Dividends receivable	2,096,429	2,062,584	3,804
Interest receivable	—	52	—
Securities lending income receivable	1,770	229	1
Prepaid expenses	9,997	11,830	4
Total assets	2,356,556,624	3,493,862,340	2,044,184
Liabilities:
Due to custodian	1,499,933	—	—
Obligation to return securities lending collateral	935,123	—	—
Payable for fund shares redeemed	3,814,259	2,635,710	—
Payable for Management fees	1,091,511	1,595,910	930
Payable for Directors’ fees	34,278	43,063	18
Payable for Shareholder Servicing fees	284,313	372,467	338
Accrued expenses	384,692	493,297	3,227
Total liabilities	8,044,109	5,140,447	4,513
Net Assets	$2,348,512,515	$3,488,721,893	$ 2,039,671
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 87,313	$ 105,452	$ 198
Paid-in capital in excess of par value	1,732,934,726	2,211,585,412	1,955,907
Total distributable earnings	615,490,476	1,277,031,029	83,566
Total Net Assets	$2,348,512,515	$3,488,721,893	$ 2,039,671
Shares Outstanding[3]	87,312,946	105,452,009	198,133
Net Asset Value Per Share	$ —	$ —	$ 10.29
Advisor Class — based on net assets of $1,674,687,031 and $2,237,726,655, respectively and shares outstanding of 62,269,508 and 67,646,268, respectively	26.89	33.08	—
Institutional Class — based on net assets of $673,825,484 and $1,250,995,238, respectively and shares outstanding of 25,043,438 and 37,805,741, respectively	26.91	33.09	—
[1] Investments at cost	$ 1,830,991,907	$ 2,651,143,814	$ 1,874,955
[2] Market value of securities on loan	$ 14,044,798	$ —	$ 18,268
[3] Authorized shares	—	—	80,000,000
Authorized shares - Advisor Class	155,000,000	240,000,000	—
Authorized shares - Institutional Class	155,000,000	140,000,000	—
See Notes to Financial Statements.
32

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
October 31, 2019
	Quantitative U.S. Small Cap Equity Portfolio	Quantitative International Equity Portfolio	Responsible ESG U.S. Equity Portfolio
Assets:
Investments at value[1], 2	$ 1,073,009	$ 218,205,515	$ 23,899,447
Cash	25,472	—	60,044
Receivable from Advisor	4,465	7,017	5,353
Receivable for securities sold	—	1,950,581	—
Dividends receivable	135	249,861	24,833
Securities lending income receivable	12	13,904	104
Foreign tax reclaims receivable	—	811,701	—
Prepaid expenses	5	654	84
Total assets	1,103,098	221,239,233	23,989,865
Liabilities:
Due to custodian	—	1,458,716	—
Payable for securities purchased	13,554	—	—
Obligation to return securities lending collateral	25,804	13,851,480	738,416
Payable for fund shares redeemed	—	77,044	223
Payable for Management fees	480	134,996	10,616
Payable for Directors’ fees	17	3,755	257
Payable for Shareholder Servicing fees	174	44,999	3,860
Accrued expenses	2,214	38,775	5,275
Total liabilities	42,243	15,609,765	758,647
Net Assets	$ 1,060,855	$205,629,468	$23,231,218
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 102	$ 14,721	$ 1,620
Paid-in capital in excess of par value	1,003,022	191,451,207	20,007,973
Total distributable earnings	57,731	14,163,540	3,221,625
Total Net Assets	$ 1,060,855	$205,629,468	$23,231,218
Shares Outstanding[3]	102,055	14,721,244	1,620,176
Net Asset Value Per Share	$ 10.39	$ 13.97	$ 14.34
[1] Investments at cost	$ 973,287	$ 198,877,049	$ 20,684,953
[2] Market value of securities on loan	$ 47,198	$ 20,247,354	$ 729,891
[3] Authorized shares	80,000,000	120,000,000	80,000,000
See Notes to Financial Statements.
33

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
October 31, 2019
	Women in Leadership U.S. Equity Portfolio	Quantitative U.S. Long/Short Equity Portfolio	Quantitative U.S. Total Market Equity Portfolio
Assets:
Investments at value[1], 2	$ 20,896,415	$ 245,452,959	$ 87,856,794
Repurchase agreements at value[1]	121,654	—	—
Receivable from Advisor	6,118	—	7,056
Receivable for securities sold	—	—	145,654
Receivable for fund shares sold	22,345	4,028	84
Dividends receivable	18,340	257,020	84,227
Interest receivable	—	181,751	—
Securities lending income receivable	—	110	117
Cash collateral on deposit at broker (Note 1)	—	177,020,371	180,396
Prepaid expenses	77	806	192
Total assets	21,064,949	422,917,045	88,274,520
Liabilities:
Due to custodian	—	1,176,369	22,775
Payable for securities purchased	—	1,541,606	—
Obligation to return securities lending collateral	—	1,386,900	180,396
Payable for fund shares redeemed	—	2,834	—
Dividend payable on securities sold short	—	132,876	17,701
Payable for securities sold short, at value[3]	—	171,182,237	20,037,712
Payable for Management fees	9,579	178,791	48,823
Payable for Directors’ fees	228	3,758	1,018
Payable for Shareholder Servicing fees	3,483	42,060	11,488
Accrued expenses	4,870	44,861	31,240
Total liabilities	18,160	175,692,292	20,351,153
Net Assets	$21,046,789	$247,224,753	$ 67,923,367
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 1,506	$ 20,783	$ 3,799
Paid-in capital in excess of par value	17,891,671	225,224,750	43,681,545
Total distributable earnings	3,153,612	21,979,220	24,238,023
Total Net Assets	$21,046,789	$247,224,753	$ 67,923,367
Shares Outstanding[4]	1,505,748	20,782,876	3,798,620
Net Asset Value Per Share	$ 13.98	$ —	$ 17.88
Advisor Class — based on net assets of $247,209,196 and shares outstanding of 20,781,568	—	11.90	—
Institutional Class — based on net assets of $15,557 and shares outstanding of 1,308	—	11.89	—
[1] Investments at cost	$ 17,840,436	$ 203,290,770	$ 67,583,804
[2] Market value of securities on loan	$ —	$ 1,331,424	$ 1,138,865
[3] Proceeds from securities sold short	$ —	$ 163,715,924	$ 20,890,959
[4] Authorized shares	80,000,000	—	120,000,000
Authorized shares - Advisor Class	—	120,000,000	—
Authorized shares - Institutional Class	—	120,000,000	—
See Notes to Financial Statements.
34

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
October 31, 2019
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Large Cap Value Portfolio
Assets:
Investments at value[1], 2	$ 262,612,586	$ 2,132,730,060	$ 39,590,291
Repurchase agreements at value[1]	6,357,561	9,850,204	—
Cash	—	—	69,677
Receivable for securities sold	—	3,128,823	328,942
Receivable for fund shares sold	53,945	905,582	3,025
Dividends receivable	209,265	185,204	42,073
Interest receivable	21	33	—
Securities lending income receivable	134	17,281	104
Prepaid expenses	520	10,018	134
Total assets	269,234,032	2,146,827,205	40,034,246
Liabilities:
Payable for securities purchased	—	3,660,984	—
Obligation to return securities lending collateral	—	91,536,981	7,645
Payable for fund shares redeemed	—	8,478,546	121,076
Payable for Management fees	123,126	958,489	18,400
Payable for Directors’ fees	3,173	36,027	736
Payable for Shareholder Servicing fees	44,773	217,780	6,691
Accrued expenses	29,462	432,575	11,157
Total liabilities	200,534	105,321,382	165,705
Net Assets	$269,033,498	$2,041,505,823	$ 39,868,541
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 9,884	$ 83,247	$ 4,005
Paid-in capital in excess of par value	151,231,205	2,098,633,624	31,475,387
Total distributable earnings	117,792,409	(57,211,048)	8,389,149
Total Net Assets	$269,033,498	$2,041,505,823	$ 39,868,541
Shares Outstanding[3]	9,883,797	83,247,192	4,004,944
Net Asset Value Per Share	$ 27.22	$ —	$ 9.95
Advisor Class — based on net assets of $761,813,293 and shares outstanding of 32,194,218	—	23.66	—
Institutional Class — based on net assets of $1,279,692,530 and shares outstanding of 51,052,974	—	25.07	—
[1] Investments at cost	$ 156,591,251	$ 2,064,597,151	$ 34,478,169
[2] Market value of securities on loan	$ —	$ 158,694,736	$ 849,241
[3] Authorized shares	150,000,000	—	175,000,000
Authorized shares - Advisor Class	—	180,000,000	—
Authorized shares - Institutional Class	—	135,000,000	—
See Notes to Financial Statements.
35

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
October 31, 2019
	Equity Income Portfolio	Secured Options Portfolio	Global Secured Options Portfolio
Assets:
Investments at value[1]	$ 23,684,641	$ 1,215,493,812	$ 1,174,540
Repurchase agreements at value[1]	200,493	2,039,197	—
Cash	—	—	4,434
Receivable from Advisor	2,169	—	14,321
Receivable for fund shares sold	—	602,019	—
Dividends receivable	34,160	—	—
Interest receivable	1	7	—
Cash collateral on deposit at broker (Note 1)	—	35,270	1,031
Foreign tax reclaims receivable	—	—	38,510
Prepaid expenses	71	2,984	—
Total assets	23,921,535	1,218,173,289	1,232,836
Liabilities:
Payable for fund shares redeemed	—	175,125	—
Options written, at value[2]	—	539,219,338	6,195
Payable for Management fees	11,017	311,312	559
Payable for Directors’ fees	250	9,129	16
Payable for Shareholder Servicing fees	4,006	45,834	203
Accrued expenses	5,960	105,828	6,309
Total liabilities	21,233	539,866,566	13,282
Net Assets	$23,900,302	$ 678,306,723	$ 1,219,554
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 1,956	$ 51,958	$ 2,471
Paid-in capital in excess of par value	20,917,133	621,548,737	7,939,834
Total distributable earnings	2,981,213	56,706,028	(6,722,751)
Total Net Assets	$23,900,302	$ 678,306,723	$ 1,219,554
Shares Outstanding[3]	1,955,730	51,957,938	2,471,283
Net Asset Value Per Share	$ 12.22	$ —	$ 0.49
Advisor Class — based on net assets of $268,477,542 and shares outstanding of 20,639,184	—	13.01	—
Institutional Class — based on net assets of $409,829,181 and shares outstanding of 31,318,754	—	13.09	—
[1] Investments at cost	$ 20,449,599	$ 1,188,141,122	$ 1,174,331
[2] Premiums received from options written	$ —	$ 527,092,902	$ 19,248
[3] Authorized shares	80,000,000	—	120,000,000
Authorized shares - Advisor Class	—	160,000,000	—
Authorized shares - Institutional Class	—	160,000,000	—
See Notes to Financial Statements.
36

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
October 31, 2019
	Alternative Risk Premia Portfolio	Core Fixed Income Portfolio	Short Term Tax Aware Fixed Income Portfolio
Assets:
Investments at value[1], 2	$ 9,146,016	$ 496,375,295	$ 50,582,480
Repurchase agreements at value[1]	—	6,958,320	859,440
Cash	957	—	—
Receivable from Advisor	10,704	—	6,810
Receivable for fund shares sold	—	739,300	1,060,626
Dividends receivable	2,615	—	1,194
Interest receivable	957	3,496,115	514,180
Securities lending income receivable	2	600	745
Cash collateral on deposit at broker (Note 1)	1,500,760	—	—
Prepaid expenses	12,013	1,251	119
Total assets	10,674,024	507,570,881	53,025,594
Liabilities:
Payable for securities purchased	—	—	101,967
Obligation to return securities lending collateral	10,247	1,512,520	847,938
Payable for when-issued securities purchased	—	—	1,100,784
Payable for fund shares redeemed	—	196,474	10,010
Options written, at value[3]	2,606,802	—	—
Dividend payable on securities sold short	1,830	—	—
Payable for securities sold short, at value[4]	2,403,685	—	—
Payable for Management fees	2,617	150,299	14,098
Payable for Directors’ fees	67	6,588	470
Payable for Shareholder Servicing fees	951	42,943	4,028
Accrued expenses	4,838	59,169	7,386
Total liabilities	5,031,037	1,967,993	2,086,681
Net Assets	$ 5,642,987	$505,602,888	$50,938,913
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 538	$ 44,710	$ 5,058
Paid-in capital in excess of par value	5,516,971	488,375,394	50,700,236
Total distributable earnings	125,478	17,182,784	233,619
Total Net Assets	$ 5,642,987	$505,602,888	$50,938,913
Shares Outstanding[5]	538,049	44,709,749	5,057,911
Net Asset Value Per Share	$ 10.49	$ 11.31	$ 10.07
[1] Investments at cost	$ 8,852,535	$ 483,294,462	$ 51,136,945
[2] Market value of securities on loan	$ 18,619	$ 1,489,117	$ 830,068
[3] Premiums received from options written	$ 2,557,729	$ —	$ —
[4] Proceeds from securities sold short	$ 2,330,714	$ —	$ —
[5] Authorized shares	80,000,000	160,000,000	80,000,000
See Notes to Financial Statements.
37

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Concluded)
October 31, 2019
High Yield Municipal Portfolio
Assets:
Investments at value[1]	$ 212,841,230
Cash	1,002,346
Receivable from Advisor	4,538
Interest receivable	2,790,274
Prepaid expenses	798
Total assets	216,639,186
Liabilities:
Payable for when-issued securities purchased	996,407
Payable for fund shares redeemed	29,500
Payable for Management fees	118,806
Payable for Directors’ fees	2,693
Payable for Shareholder Servicing fees	45,695
Accrued expenses	27,392
Total liabilities	1,220,493
Net Assets	$215,418,693
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 19,876
Paid-in capital in excess of par value	204,106,228
Total distributable earnings	11,292,589
Total Net Assets	$215,418,693
Shares Outstanding[2]	19,876,482
Net Asset Value Per Share	$ 10.84
[1] Investments at cost	$ 201,866,896
[2] Authorized shares	80,000,000
See Notes to Financial Statements.
38

The Glenmede Fund, Inc.

Statements Of Operations
For the Year Ended October 31, 2019
	Quantitative U.S. Large Cap Core Equity Portfolio	Quantitative U.S. Large Cap Growth Equity Portfolio	Quantitative U.S. Large Cap Value Equity Portfolio
Investment income:
Dividends[1]	$ 56,530,254	$ 45,367,029	$ 51,235
Interest	29,303	35,450	11
Income from security lending	15,913	2,858	15
Total investment income	56,575,470	45,405,337	51,261
Expenses:
Management fees	14,273,135	18,081,692	9,499
Administration, transfer agent and custody fees	2,138,498	2,767,123	35,383
Professional fees	237,623	292,898	136
Shareholder report expenses	131,022	323,113	1,369
Shareholder servicing fees	—	—	3,454
Shareholder servicing fees (Advisor Class)	3,760,490	4,617,585	—
Directors’ fees and expenses	136,585	164,192	82
Offering expenses	—	—	788
Registration and filing fees	53,544	64,638	3,798
Other expenses	111,253	140,892	843
Total expenses	20,842,150	26,452,133	55,352
Less expenses waived/reimbursed	—	—	(40,048)
Net expenses	20,842,150	26,452,133	15,304
Net investment income	35,733,320	18,953,204	35,957
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	97,511,180	437,561,861	(50,164)
Net change in unrealized gain of:
Investments	18,552,328	87,830,855	157,634
Net realized and unrealized gain	116,063,508	525,392,716	107,470
Net increase in net assets resulting from operations	$151,796,828	$544,345,920	$143,427

[1]	The Quantitative U.S. Large Cap Core Equity Portfolio and the Quantitative U.S. Large Cap Value Equity Portfolio had foreign dividend withholding taxes of $50,839 and $51, respectively.
See Notes to Financial Statements.
39

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Year Ended October 31, 2019
	Quantitative U.S. Small Cap Equity Portfolio	Quantitative International Equity Portfolio	Responsible ESG U.S. Equity Portfolio
Investment income:
Dividends[1]	$ 17,865	$10,570,136	$ 464,821
Interest	3	2,611	399
Income from security lending	114	440,711	488
Total investment income	17,982	11,013,458	465,708
Expenses:
Management fees	6,898	2,115,899	123,925
Administration, transfer agent and custody fees	35,242	206,826	45,460
Professional fees	113	23,257	2,129
Shareholder report expenses	1,360	—	2,147
Shareholder servicing fees	2,508	705,300	45,064
Directors’ fees and expenses	68	14,672	1,157
Offering expenses	788	—	—
Registration and filing fees	3,799	19,309	20,014
Other expenses	847	7,503	2,301
Total expenses	51,623	3,092,766	242,197
Less expenses waived/reimbursed	(40,344)	(271,567)	(40,048)
Net expenses	11,279	2,821,199	202,149
Net investment income	6,703	8,192,259	263,559
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(40,194)	(3,094,467)	(9,932)
Foreign currency transactions	—	262	—
Net realized loss	(40,194)	(3,094,205)	(9,932)
Net change in unrealized gain (loss) of:
Investments	72,618	12,389,808	1,281,319
Foreign currency translation	—	(13)	—
Net change in unrealized gain	72,618	12,389,795	1,281,319
Net realized and unrealized gain	32,424	9,295,590	1,271,387
Net increase in net assets resulting from operations	$ 39,127	$17,487,849	$1,534,946

[1]	The Quantitative U.S. Small Cap Equity Portfolio and the Quantitative International Equity Portfolio had foreign dividend withholding taxes of $9 and $1,201,342, respectively.
See Notes to Financial Statements.
40

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Year Ended October 31, 2019
	Women in Leadership U.S. Equity Portfolio	Quantitative U.S. Long/Short Equity Portfolio	Quantitative U.S. Total Market Equity Portfolio
Investment income:
Dividends	$ 402,900	$ 6,147,115	$ 2,070,433
Interest	360	3,349,466	784
Income from security lending	195	3,573	895
Total investment income	403,455	9,500,154	2,072,112
Expenses:
Management fees	108,801	3,409,102	929,466
Administration, transfer agent and custody fees	44,684	319,213	154,192
Professional fees	1,877	38,566	6,937
Shareholder report expenses	2,003	23,860	7,657
Shareholder servicing fees	39,564	—	154,911
Shareholder servicing fees (Advisor Class)	—	568,169	—
Dividends on securities sold short	—	3,456,528	455,143
Directors’ fees and expenses	1,009	15,183	4,151
Short position flex fees	—	—	182,020
Registration and filing fees	20,014	43,607	25,729
Other expenses	2,233	24,444	2,928
Total expenses	220,185	7,898,672	1,923,134
Less expenses waived/reimbursed	(42,646)	(994,321)	(317,777)
Net expenses	177,539	6,904,351	1,605,357
Net investment income	225,916	2,595,803	466,755
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(41,509)	20,522,413	4,551,491
Securities sold short	—	(12,916,841)	(1,352,071)
Net realized gain (loss)	(41,509)	7,605,572	3,199,420
Net change in unrealized gain (loss) of:
Investments	1,811,502	(2,318,539)	1,043,855
Securities sold short	—	(21,355,520)	(2,140,171)
Net change in unrealized gain (loss)	1,811,502	(23,674,059)	(1,096,316)
Net realized and unrealized gain (loss)	1,769,993	(16,068,487)	2,103,104
Net increase (decrease) in net assets resulting from operations	$1,995,909	$(13,472,684)	$ 2,569,859
See Notes to Financial Statements.
41

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Year Ended October 31, 2019
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Large Cap Value Portfolio
Investment income:
Dividends[1]	$ 4,196,090	$ 29,123,215	$1,658,225
Interest	19,205	153,446	914
Income from security lending	3,489	1,228,702	980
Total investment income	4,218,784	30,505,363	1,660,119
Expenses:
Management fees	1,335,886	14,887,986	303,133
Administration, transfer agent and custody fees	157,309	2,385,019	103,202
Professional fees	20,490	259,149	5,089
Shareholder report expenses	4,192	532,419	3,350
Shareholder servicing fees	485,777	—	110,230
Shareholder servicing fees (Advisor Class)	—	2,410,629	—
Shareholder servicing fees (Institutional Class)	—	871,328	—
Directors’ fees and expenses	12,341	148,156	2,950
Registration and filing fees	25,569	43,147	20,529
Other expenses	5,367	125,165	2,622
Total expenses	2,046,931	21,662,998	551,105
Net expenses	2,046,931	21,662,998	551,105
Net investment income	2,171,853	8,842,365	1,109,014
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	5,229,853	(115,736,254)	3,163,193
Net change in unrealized gain (loss) of:
Investments	26,189,127	6,349,518	(884,425)
Net realized and unrealized gain (loss)	31,418,980	(109,386,736)	2,278,768
Net increase (decrease) in net assets resulting from operations	$33,590,833	$(100,544,371)	$3,387,782

[1]	The Large Cap Value Portfolio had foreign dividend withholding taxes of $1,531.
See Notes to Financial Statements.
42

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Year Ended October 31, 2019
	Equity Income Portfolio	Secured Options Portfolio	Global Secured Options Portfolio
Investment income:
Dividends[1]	$ 662,649	$ 284,134	$ 483
Interest	831	3,389,989	23,734
Income from security lending	384	—	—
Total investment income	663,864	3,674,123	24,217
Expenses:
Management fees	120,236	3,822,311	6,805
Administration, transfer agent and custody fees	45,986	579,913	28,860
Professional fees	1,803	63,629	66,677
Shareholder report expenses	2,043	38,757	—
Shareholder servicing fees	43,722	—	2,475
Shareholder servicing fees (Advisor Class)	—	655,223	—
Directors’ fees and expenses	1,090	36,444	19
Interest expense	—	1,431	161
Registration and filing fees	3,750	45,650	2,451
Other expenses	2,129	34,146	13,307
Total expenses	220,759	5,277,504	120,755
Less expenses waived/reimbursed	(34,940)	—	(100,558)
Net expenses	185,819	5,277,504	20,197
Net investment income (loss)	478,045	(1,603,381)	4,020
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(394,873)	3,207	(70,761)
Written options	—	105,691,184	425,857
Purchased options	—	(79,484,333)	(406,525)
Net realized gain (loss)	(394,873)	26,210,058	(51,429)
Net change in unrealized gain (loss) of:
Investments	2,999,086	1,642,104	82,708
Written options	—	(137,389,277)	(136,449)
Purchased options	—	160,899,669	206,455
Net change in unrealized gain	2,999,086	25,152,496	152,714
Net realized and unrealized gain	2,604,213	51,362,554	101,285
Net increase in net assets resulting from operations	$3,082,258	$ 49,759,173	$ 105,305

[1]	The Global Secured Options Portfolio had foreign dividend withholding taxes of $618.
See Notes to Financial Statements.
43

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Year Ended October 31, 2019
	Alternative Risk Premia Portfolio[1]	Core Fixed Income Portfolio	Short Term Tax Aware Fixed Income Portfolio
Investment income:
Dividends[2]	$ 46,564	$ —	$ 49,996
Interest	31,842	14,234,215	643,521
Income from security lending	4	7,903	3,695
Other income	153	—	—
Total investment income	78,563	14,242,118	697,212
Expenses:
Management fees	22,823	1,764,590	129,799
Administration, transfer agent and custody fees	40,995	297,343	59,852
Professional fees	2,871	43,632	3,084
Shareholder report expenses	2,861	2,029	1,547
Shareholder servicing fees	8,299	504,168	37,085
Dividends on securities sold short	37,909	—	—
Directors’ fees and expenses	223	25,789	1,765
Interest expense	100	—	—
Offering expenses	58,994	—	—
Registration and filing fees	2,989	7,031	9,339
Other expenses	1,909	10,571	2,690
Total expenses	179,973	2,655,153	245,161
Less expenses waived/reimbursed	(100,467)	—	(41,191)
Net expenses	79,506	2,655,153	203,970
Net investment income (loss)	(943)	11,586,965	493,242
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(69,989)	(1,158,248)	8,214
Written options	(55,470)	—	—
Securities sold short	(220,892)	—	—
Purchased options	299,015	—	—
Net realized gain (loss)	(47,336)	(1,158,248)	8,214
Net change in unrealized gain (loss) of:
Investments	193,307	39,698,066	563,271
Written options	(49,073)	—	—
Securities sold short	(72,971)	—	—
Purchased options	100,174	—	—
Net change in unrealized gain	171,437	39,698,066	563,271
Net realized and unrealized gain	124,101	38,539,818	571,485
Net increase in net assets resulting from operations	$ 123,158	$50,126,783	$1,064,727

[1]	Portfolio commenced operations on December 20, 2018.
[2]	The Alternative Risk Premia Portfolio had foreign dividend withholding taxes of $15.
See Notes to Financial Statements.
44

The Glenmede Fund, Inc.

Statements Of Operations — (Concluded)
For the Year Ended October 31, 2019
High Yield Municipal Portfolio
Investment income:
Interest	$ 8,118,729
Total investment income	8,118,729
Expenses:
Management fees	1,335,268
Administration, transfer agent and custody fees	166,041
Professional fees	16,941
Shareholder report expenses	4,894
Shareholder servicing fees	513,565
Directors’ fees and expenses	10,511
Registration and filing fees	4,899
Other expenses	9,228
Total expenses	2,061,347
Less expenses waived/reimbursed	(7,088)
Net expenses	2,054,259
Net investment income	6,064,470
Realized and unrealized gain:
Net realized gain on:
Investment transactions	556,733
Net change in unrealized gain of:
Investments	12,630,987
Net realized and unrealized gain	13,187,720
Net increase in net assets resulting from operations	$19,252,190
See Notes to Financial Statements.
45

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets
For the Year Ended October 31, 2019
	Quantitative U.S. Large Cap Core Equity Portfolio	Quantitative U.S. Large Cap Growth Equity Portfolio	Quantitative U.S. Large Cap Value Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 35,733,320	$ 18,953,204	$ 35,957
Net realized gain (loss) on:
Investment transactions	97,511,180	437,561,861	(50,164)
Net change in unrealized gain of:
Investments	18,552,328	87,830,855	157,634
Net increase in net assets resulting from operations	151,796,828	544,345,920	143,427
Distributions from earnings	—	—	(37,522)
Distributions from earnings: Advisor Class	(182,021,130)	(341,173,938)	—
Distributions from earnings: Institutional Class	(67,752,894)	(115,973,534)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(395,891,886)	(5,364,443)	841,992
Net increase (decrease) in net assets	(493,869,082)	81,834,005	947,897
NET ASSETS:
Beginning of year	2,842,381,597	3,406,887,888	1,091,774
End of year	$2,348,512,515	$3,488,721,893	$2,039,671

For the Year Ended October 31, 2018
	Quantitative U.S. Large Cap Core Equity Portfolio	Quantitative U.S. Large Cap Growth Equity Portfolio	Quantitative U.S. Large Cap Value Equity Portfolio[1]
Increase (decrease) in net assets
Operations:
Net investment income	$ 31,060,487	$ 19,281,182	$ 14,163
Net realized gain (loss) on:
Investment transactions	214,504,733	439,898,261	(24,574)
Net change in unrealized loss of:
Investments	(127,314,232)	(206,750,443)	(4,590)
Net increase (decrease) in net assets resulting from operations	118,250,988	252,429,000	(15,001)
Distributions from earnings*	—	—	(12,152)
Distributions from earnings: Advisor Class*	(108,519,634)	(71,840,240)	—
Distributions from earnings: Institutional Class*	(32,533,715)	(22,676,269)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	191,028,830	(688,056,159)	1,118,927
Net increase (decrease) in net assets	168,226,469	(530,143,668)	1,091,774
NET ASSETS:
Beginning of year	2,674,155,128	3,937,031,556	—
End of year**	$2,842,381,597	$3,406,887,888	$1,091,774

*	The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018.
**	The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
[1]	Portfolio commenced operations on November 13, 2017.
See Notes to Financial Statements.
46

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Year Ended October 31, 2019
	Quantitative U.S. Small Cap Equity Portfolio	Quantitative International Equity Portfolio	Responsible ESG U.S. Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 6,703	$ 8,192,259	$ 263,559
Net realized gain (loss) on:
Investment transactions	(40,194)	(3,094,467)	(9,932)
Foreign currency transactions	—	262	—
Net change in unrealized gain (loss) of:
Investments	72,618	12,389,808	1,281,319
Foreign currency translations	—	(13)	—
Net increase in net assets resulting from operations	39,127	17,487,849	1,534,946
Distributions from earnings	(10,564)	(8,209,500)	(1,046,782)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(41,262)	(190,837,260)	996,726
Net increase (decrease) in net assets	(12,699)	(181,558,911)	1,484,890
NET ASSETS:
Beginning of year	1,073,554	387,188,379	21,746,328
End of year	$1,060,855	$ 205,629,468	$23,231,218

For the Year Ended October 31, 2018
	Quantitative U.S. Small Cap Equity Portfolio[1]	Quantitative International Equity Portfolio	Responsible ESG U.S. Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 4,780	$ 8,708,828	$ 153,830
Net realized gain (loss) on:
Investment transactions	(3,730)	12,416,904	787,318
Net change in unrealized gain (loss) of:
Investments	27,104	(69,083,516)	(480,378)
Foreign currency translations	—	(24)	—
Net increase (decrease) in net assets resulting from operations	28,154	(47,957,808)	460,770
Distributions from earnings*	(3,800)	(8,716,752)	(202,750)
Net increase (decrease) in net assets from capital share transactions (See note 5)	1,049,200	(17,822,688)	7,899,714
Net increase (decrease) in net assets	1,073,554	(74,497,248)	8,157,734
NET ASSETS:
Beginning of year	—	461,685,627	13,588,594
End of year**	$1,073,554	$387,188,379	$21,746,328

*	The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018.
**	The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
[1]	Portfolio commenced operations on November 13, 2017.
See Notes to Financial Statements.
47

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Year Ended October 31, 2019
	Women in Leadership U.S. Equity Portfolio	Quantitative U.S. Long/Short Equity Portfolio	Quantitative U.S. Total Market Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 225,916	$ 2,595,803	$ 466,755
Net realized gain (loss) on:
Investment transactions	(41,509)	20,522,413	4,551,491
Securities sold short	—	(12,916,841)	(1,352,071)
Net change in unrealized gain (loss) of:
Investments	1,811,502	(2,318,539)	1,043,855
Securities sold short	—	(21,355,520)	(2,140,171)
Net increase (decrease) in net assets resulting from operations	1,995,909	(13,472,684)	2,569,859
Distributions from earnings	(835,431)	—	(7,086,821)
Distributions from earnings: Advisor Class	—	(2,429,241)	—
Distributions from earnings: Institutional Class	—	(230)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	912,734	(70,678,828)	(18,169,783)
Net increase (decrease) in net assets	2,073,212	(86,580,983)	(22,686,745)
NET ASSETS:
Beginning of year	18,973,577	333,805,736	90,610,112
End of year	$21,046,789	$247,224,753	$ 67,923,367

For the Year Ended October 31, 2018
	Women in Leadership U.S. Equity Portfolio	Quantitative U.S. Long/Short Equity Portfolio	Quantitative U.S. Total Market Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 146,785	$ 797,585	$ 323,361
Net realized gain (loss) on:
Investment transactions	625,644	28,360,510	9,329,617
Securities sold short	—	(25,562,844)	(2,752,346)
Net change in unrealized gain (loss) of:
Investments	(555,008)	(24,427,733)	(6,715,343)
Securities sold short	—	11,778,484	1,570,230
Net increase (decrease) in net assets resulting from operations	217,421	(9,053,998)	1,755,519
Distributions from earnings*	(223,116)	—	(2,506,149)
Net increase in net assets from capital share transactions (See note 5)	7,125,920	42,075,902	17,093,541
Net increase in net assets	7,120,225	33,021,904	16,342,911
NET ASSETS:
Beginning of year	11,853,352	300,783,832	74,267,201
End of year**	$18,973,577	$333,805,736	$90,610,112

*	The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018.
**	The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
See Notes to Financial Statements.
48

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Year Ended October 31, 2019
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Large Cap Value Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 2,171,853	$ 8,842,365	$ 1,109,014
Net realized gain (loss) on:
Investment transactions	5,229,853	(115,736,254)	3,163,193
Net change in unrealized gain (loss) of:
Investments	26,189,127	6,349,518	(884,425)
Net increase (decrease) in net assets resulting from operations	33,590,833	(100,544,371)	3,387,782
Distributions from earnings	(4,878,681)	—	(7,282,651)
Distributions from earnings: Advisor Class	—	(177,960,747)	—
Distributions from earnings: Institutional Class	—	(279,719,309)	—
Return of capital distribution: Advisor Class	—	(273,516)	—
Return of capital distribution: Institutional Class	—	(659,682)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	14,289,284	(920,934,117)	(27,833,101)
Net increase (decrease) in net assets	43,001,436	(1,480,091,742)	(31,727,970)
NET ASSETS:
Beginning of year	226,032,062	3,521,597,565	71,596,511
End of year	$269,033,498	$ 2,041,505,823	$ 39,868,541

For the Year Ended October 31, 2018
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Large Cap Value Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 1,795,225	$ 6,865,007	$ 1,314,985
Net realized gain on:
Investment transactions	2,696,774	438,340,023	6,230,383
Net change in unrealized gain (loss) of:
Investments	6,004,844	(483,441,224)	(7,462,298)
Net increase (decrease) in net assets resulting from operations	10,496,843	(38,236,194)	83,070
Distributions from earnings*	(15,680,195)	—	(5,981,449)
Distributions from earnings: Advisor Class*	—	(155,679,103)	—
Distributions from earnings: Institutional Class*	—	(186,692,964)	—
Net increase in net assets from capital share transactions (See note 5)	21,876,413	447,569,616	1,030,019
Net increase (decrease) in net assets	16,693,061	66,961,355	(4,868,360)
NET ASSETS:
Beginning of year	209,339,001	3,454,636,210	76,464,871
End of year**	$226,032,062	$3,521,597,565	$71,596,511

*	The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018.
**	The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
See Notes to Financial Statements.
49

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Year Ended October 31, 2019
	Equity Income Portfolio	Secured Options Portfolio	Global Secured Options Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$ 478,045	$ (1,603,381)	$ 4,020
Net realized gain (loss) on:
Investment transactions	(394,873)	3,207	(70,761)
Options written	—	105,691,184	425,857
Purchased options	—	(79,484,333)	(406,525)
Net change in unrealized gain (loss) of:
Investments	2,999,086	1,642,104	82,708
Options written	—	(137,389,277)	(136,449)
Purchased options	—	160,899,669	206,455
Net increase in net assets resulting from operations	3,082,258	49,759,173	105,305
Distributions from earnings	—	—	(1,499,811) [1]
Distributions from earnings: Advisor Class	(896,308)	(9,563,689)	—
Distributions from earnings: Institutional Class	—	(9,335,872)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	3,178,736	(195,021,914)	104,141
Net increase (decrease) in net assets	5,364,686	(164,162,302)	(1,290,365)
NET ASSETS:
Beginning of year	18,535,616	842,469,025	2,509,919
End of year	$23,900,302	$ 678,306,723	$ 1,219,554

[1]	In recognition of the 2017 capital loss carryforward limitation (pursuant to Internal Revenue Code Section 382) identified in 2018, the Global Secured Options Portfolio issued a deficiency long-term capital gain distribution in the amount of $472,081 on March 6, 2019.

For the Year Ended October 31, 2018
	Equity Income Portfolio	Secured Options Portfolio	Global Secured Options Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$ 352,092	$ (3,298,999)	$ 6,086
Net realized gain (loss) on:
Investment transactions	344,821	7,341	978,833
Options written	—	(74,422,576)	(215,170)
Purchased options	—	113,477,232	608,556
Net change in unrealized gain (loss) of:
Investments	(442,641)	677,563	(1,013,339)
Options Written	—	124,373,837	150,393
Purchased options	—	(141,199,630)	(214,780)
Net increase in net assets resulting from operations	254,272	19,614,768	300,579
Distributions from earnings*	(342,969)	—	(90,635)
Distributions from earnings: Advisor Class*	—	(27,003,515)	—
Distributions from earnings: Institutional Class*	—	(22,919,496)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	5,654,233	60,394,967	(8,341,643)
Net increase (decrease) in net assets	5,565,536	30,086,724	(8,131,699)
NET ASSETS:
Beginning of year	12,970,080	812,382,301	10,641,618
End of year**	$18,535,616	$ 842,469,025	$ 2,509,919

*	The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018.
**	The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
See Notes to Financial Statements.
50

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Year Ended October 31, 2019
	Alternative Risk Premia Portfolio[1]	Core Fixed Income Portfolio	Short Term Tax Aware Fixed Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$ (943)	$ 11,586,965	$ 493,242
Net realized gain (loss) on:
Investment transactions	(69,989)	(1,158,248)	8,214
Options written	(55,470)	—	—
Securities sold short	(220,892)	—	—
Purchased options	299,015	—	—
Net change in unrealized gain (loss) of:
Investments	193,307	39,698,066	563,271
Options written	(49,073)	—	—
Securities sold short	(72,971)	—	—
Purchased options	100,174	—	—
Net increase in net assets resulting from operations	123,158	50,126,783	1,064,727
Distributions from earnings	—	(12,219,477)	(463,437)
Net increase (decrease) in net assets from capital share transactions (See note 5)	5,519,829	(17,505,487)	24,043,732
Net increase in net assets	5,642,987	20,401,819	24,645,022
NET ASSETS:
Beginning of year	—	485,201,069	26,293,891
End of year	$5,642,987	$505,602,888	$50,938,913

[1]	Portfolio commenced operations on December 20, 2018.

For the Year Ended October 31, 2018
	Core Fixed Income Portfolio	Short Term Tax Aware Fixed Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 10,739,347	$ 277,428
Net realized loss on:
Investment transactions	(1,233,187)	(55,210)
Net change in unrealized loss of:
Investments	(20,734,389)	(221,379)
Net increase (decrease) in net assets resulting from operations	(11,228,229)	839
Distributions from earnings*	(13,346,135)	(272,978)
Net increase (decrease) in net assets from capital share transactions (See note 5)	21,227,341	(7,334,294)
Net increase (decrease) in net assets	(3,347,023)	(7,606,433)
NET ASSETS:
Beginning of year	488,548,092	33,900,324
End of year**	$485,201,069	$26,293,891

*	The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018.
**	The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
See Notes to Financial Statements.
51

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Concluded)
For the Year Ended October 31, 2019
High Yield Municipal Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 6,064,470
Net realized gain on:
Investment transactions	556,733
Net change in unrealized gain of:
Investments	12,630,987
Net increase in net assets resulting from operations	19,252,190
Distributions from earnings	(6,056,196)
Net increase in net assets from capital share transactions (See note 5)	9,903,571
Net increase in net assets	23,099,565
NET ASSETS:
Beginning of year	192,319,128
End of year	$215,418,693

For the Year Ended October 31, 2018
High Yield Municipal Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 5,452,871
Net realized loss on:
Investment transactions	(302,326)
Net change in unrealized loss of:
Investments	(3,329,635)
Net increase in net assets resulting from operations	1,820,910
Distributions from earnings*	(5,398,931)
Net increase in net assets from capital share transactions (See note 5)	25,457,385
Net increase in net assets	21,879,364
NET ASSETS:
Beginning of year	170,439,764
End of year**	$192,319,128

*	The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018.
**	The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
See Notes to Financial Statements.
52

The Glenmede Fund, Inc.

Statement Of Cash Flows
For the Year Ended October 31, 2019
Quantitative U.S. Long/Short Equity Portfolio
Cash flows from operating activities
Adjustments to reconcile net decrease in net assets from operations to net cash provided by (used in) operating activities
Net decrease in net assets resulting from operations	$ (13,472,684)
Investments purchased	(183,198,459)
Investments sold	277,491,876
Purchases to cover securities sold short	(324,013,366)
Securities sold short	244,288,333
(Purchase)/Sale of short term investments, net	15,461,152
Decrease in Interest receivable	124,914
Decrease in Cash collateral on deposit at broker	43,281,320
Decrease in Securities lending receivable	112
Decrease in Dividends receivable	74,566
Decrease in Prepaid expenses	490
Decrease in Obligation to return securities lending collateral	(4,005,136)
Increase in Dividends payable for securities sold short	14,338
Decrease in Payable for Management fees	(65,731)
Increase in Payable for Directors’ fees	161
Decrease in Payable for Shareholder Servicing fees	(15,475)
Decrease in Accrued expenses	(11,718)
Net realized gain from investments	(20,522,413)
Net realized loss from securities sold short	12,916,841
Net change in unrealized gain (loss) on investments	2,318,539
Net change in unrealized gain (loss) on securities sold short	21,355,520
Net cash provided by (used in) operating activities	72,023,180
Cash flows from financing activities
Proceeds from shares sold	26,686,106
Payments on shares redeemed	(97,765,529)
Cash distributions paid	(2,120,126)
Net cash provided by (used in) financing activities	(73,199,549)
Net increase (decrease) in cash	(1,176,369)
Cash at beginning of period	—
Cash at end of period	$ (1,176,369)

Supplemental disclosure of cash flow information
Non-cash financing activities not included herein consist of a reinvestment of dividends of $309,345.
The Portfolio did not pay any prime broker fees during the year ended October 31, 2019.
See Notes to Financial Statements.
53

The Glenmede Fund, Inc.

Statement Of Cash Flows — (Continued)
For the Year Ended October 31, 2019
Quantitative U.S. Total Market Equity Portfolio
Cash flows from operating activities
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities
Net increase in net assets resulting from operations	$ 2,569,859
Investments purchased	(72,087,407)
Investments sold	102,497,857
Purchases to cover securities sold short	(39,783,695)
Securities sold short	33,326,784
(Purchase)/Sale of short term investments, net	822,770
Decrease in Interest receivable	10
Increase in Receivable from Investment Advisor	(4,440)
Increase in Cash collateral on deposit at broker	(180,396)
Increase in Securities lending receivable	(117)
Decrease in Dividends receivable	26,104
Decrease in Prepaid expenses	145
Increase in Obligation to return securities lending collateral	180,396
Increase in Dividends payable for securities sold short	6,929
Decrease in Payable for Management fees	(18,373)
Increase in Payable for Directors’ fees	64
Decrease in Payable for Shareholder Servicing fees	(4,325)
Decrease in Accrued expenses	(11,555)
Net realized gain from investments	(4,551,491)
Net realized loss from securities sold short	1,352,071
Net change in unrealized gain (loss) on investments	(1,043,855)
Net change in unrealized gain (loss) on securities sold short	2,140,171
Net cash provided by (used in) operating activities	25,237,506
Cash flows from financing activities
Proceeds from shares sold	5,263,561
Payments on shares redeemed	(29,729,735)
Cash distributions paid	(794,107)
Net cash provided by (used in) financing activities	(25,260,281)
Net increase (decrease) in cash	(22,775)
Cash at beginning of period	—
Cash at end of period	$ (22,775)

Supplemental disclosure of cash flow information
Cash paid for interest was $182,020.
Non-cash financing activities not included herein consist of a reinvestment of dividends of $6,292,714.
The Portfolio did not pay any prime broker fees during the year ended October 31, 2019.
See Notes to Financial Statements.
54

The Glenmede Fund, Inc.

Statement Of Cash Flows — (Concluded)
For the Year Ended October 31, 2019
Alternative Risk Premia Portfolio
Cash flows from operating activities
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities
Net increase in net assets resulting from operations	$ 123,158
Investments purchased	(10,505,521)
Investments sold	6,599,689
Cost of purchased options	(18,724,444)
Proceeds from sales of purchased options	14,046,945
Premiums on written options	7,761,448
Written options expired/exercised/boughtback	(5,259,188)
Purchases to cover securities sold short	(2,104,394)
Securities sold short	4,214,216
(Purchase)/Sale of short term investments, net	(10,247)
Increase in Interest receivable	(957)
Increase in Receivable from Investment Advisor	(10,704)
Increase in Cash collateral on deposit at broker	(1,500,760)
Increase in Securities lending receivable	(2)
Increase in Dividends receivable	(2,615)
Increase in Prepaid expenses	(12,013)
Increase in Obligation to return securities lending collateral	10,247
Increase in Dividends payable for securities sold short	1,830
Increase in Payable for Management fees	2,617
Increase in Payable for Directors’ fees	67
Increase in Payable for Shareholder Servicing fees	951
Increase in Accrued expenses	4,838
Amortization of premium/(discount) on investments	(29,932)
Net realized loss from investments	69,989
Net realized (gain) loss from written options	55,470
Net realized loss from securities sold short	220,892
Net realized (gain) loss from purchased options	(299,015)
Net change in unrealized gain (loss) on investments	(193,307)
Net change in unrealized (appreciation) depreciation of written options	49,073
Net change in unrealized gain (loss) on securities sold short	72,971
Net change in unrealized (appreciation) depreciation of purchased options	(100,174)
Net cash provided by (used in) operating activities	(5,518,872)
Cash flows from financing activities
Proceeds from shares sold	5,545,510
Payments on shares redeemed	(25,681)
Net cash provided by (used in) financing activities	5,519,829
Net increase (decrease) in cash	957
Cash at beginning of period	—
Cash at end of period	$ 957

Supplemental disclosure of cash flow information
Cash paid for interest was $100.
The Portfolio did not pay any prime broker fees during the year ended October 31, 2019.
See Notes to Financial Statements.
55

The Glenmede Fund, Inc.

Financial Highlights
For a share outstanding throughout each year
	Quantitative U.S. Large Cap Core Equity Portfolio Advisor Shares
	For The Years Ended October 31,
	2019 [1]	2018 [1]	2017	2016 [1]	2015
Net asset value, beginning of year	$ 27.88	$ 28.08	$ 22.36	$ 22.34	$ 21.76
Income from investment operations:
Net investment income	0.35	0.29	0.23	0.25	0.22
Net realized and unrealized gain on investments	1.18	0.95	5.72	0.25	1.23
Total from investment operations	1.53	1.24	5.95	0.50	1.45
Distributions to shareholders from:
Net investment income	(0.35)	(0.28)	(0.23)	(0.25)	(0.22)
Net realized capital gains	(2.17)	(1.16)	—	(0.23)	(0.65)
Total distributions	(2.52)	(1.44)	(0.23)	(0.48)	(0.87)
Net asset value, end of year	$ 26.89	$ 27.88	$ 28.08	$ 22.36	$ 22.34
Total return	6.42%	4.42%	26.74%	2.34%	6.83%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$1,674,687	$2,075,264	$2,124,803	$1,691,802	$1,643,278
Ratio of operating expenses to average net assets	0.86%	0.85%	0.86%	0.88%	0.87%
Ratio of net investment income to average net assets	1.32%	1.02%	0.94%	1.14%	1.05%
Portfolio turnover rate[2]	80%	71%	62%	111%	122%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Portfolio turnover is calculated at the fund level.

	Quantitative U.S. Large Cap Core Equity Portfolio Institutional Shares
	For The Years Ended October 31,			For the Period December 30, 2015[1] through October 31, 2016[2]
	2019 [2]	2018	2017
Net asset value, beginning of year	$ 27.89	$ 28.09	$ 22.37	$ 21.85
Income from investment operations:
Net investment income	0.40	0.34	0.27	0.29
Net realized and unrealized gain on investments	1.20	0.95	5.73	0.45
Total from investment operations	1.60	1.29	6.00	0.74
Distributions to shareholders from:
Net investment income	(0.41)	(0.33)	(0.28)	(0.22)
Net realized capital gains	(2.17)	(1.16)	—	—
Total distributions	(2.58)	(1.49)	(0.28)	(0.22)
Net asset value, end of year	$ 26.91	$ 27.89	$ 28.09	$ 22.37
Total return	6.68%	4.61%	26.96%	3.41% [3]
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$673,825	$767,117	$549,352	$274,982
Ratio of operating expenses to average net assets	0.66%	0.65%	0.66%	0.68% [4]
Ratio of net investment income to average net assets	1.52%	1.22%	1.12%	1.31% [4]
Portfolio turnover rate[5]	80%	71%	62%	111%

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
56

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Large Cap Growth Equity Portfolio Advisor Shares
	For The Years Ended October 31,
	2019 [1]	2018	2017	2016 [1]	2015
Net asset value, beginning of year	$ 32.52	$ 31.54	$ 24.76	$ 24.70	$ 23.05
Income from investment operations:
Net investment income	0.16	0.16	0.16	0.16	0.13
Net realized and unrealized gain on investments	4.86	1.58	6.77	0.05 [2]	2.26
Total from investment operations	5.02	1.74	6.93	0.21	2.39
Distributions to shareholders from:
Net investment income	(0.15)	(0.17)	(0.15)	(0.15)	(0.13)
Net realized capital gains	(4.31)	(0.59)	—	—	(0.61)
Total distributions	(4.46)	(0.76)	(0.15)	(0.15)	(0.74)
Net asset value, end of year	$ 33.08	$ 32.52	$ 31.54	$ 24.76	$ 24.70
Total return	18.50%	5.53%	28.05%	0.87%	10.60%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$2,237,727	$2,660,858	$3,076,616	$2,988,342	$1,959,171
Ratio of operating expenses to average net assets	0.86%	0.85%	0.86%	0.88%	0.87%
Ratio of net investment income to average net assets	0.53%	0.44%	0.56%	0.66%	0.59%
Portfolio turnover rate[3]	80%	63%	69%	88%	95%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized loss for the period due to the timing of purchases and redemptions of Portfolio shares in relation to the fluctuating net asset value per share of the Portfolio.
[3]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
57

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Large Cap Growth Equity Portfolio Institutional Shares
	For The Years Ended October 31,			For the Period November 5, 2015[1] through October 31, 2016[2]
	2019 [2]	2018	2017
Net asset value, beginning of year	$ 32.53	$ 31.55	$ 24.77	$ 24.83
Income from investment operations:
Net investment income	0.21	0.21	0.18	0.22
Net realized and unrealized gain (loss) on investments	4.88	1.59	6.80	(0.08)
Total from investment operations	5.09	1.80	6.98	0.14
Distributions to shareholders from:
Net investment income	(0.22)	(0.23)	(0.20)	(0.20)
Net realized capital gains	(4.31)	(0.59)	—	—
Total distributions	(4.53)	(0.82)	(0.20)	(0.20)
Net asset value, end of year	$ 33.09	$ 32.53	$ 31.55	$ 24.77
Total return	18.74%	5.74%	28.28%	0.60% [3]
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$1,250,995	$746,030	$860,416	$35,114
Ratio of operating expenses to average net assets	0.66%	0.65%	0.66%	0.68% [4]
Ratio of net investment income to average net assets	0.69%	0.64%	0.66%	0.90% [4]
Portfolio turnover rate[5]	80%	63%	69%	88%

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.
[5]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
58

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Large Cap Value Equity Portfolio
	For The Year Ended October 31, 2019[2]	For the Period November 13, 2017[1] through October 31, 2018
Net asset value, beginning of year	$ 9.82	$10.00
Income from investment operations:
Net investment income	0.21	0.14
Net realized and unrealized gain (loss) on investments	0.49	(0.20)
Total from investment operations	0.70	(0.06)
Distributions to shareholders from:
Net investment income	(0.23)	(0.12)
Total distributions	(0.23)	(0.12)
Net asset value, end of year	$10.29	$ 9.82
Total return	7.33% [3]	(0.69)% [3,4]
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$2,040	$1,092
Ratio of operating expenses before waiver/reimbursement to average net assets	3.20%	6.52% [5]
Ratio of operating expenses after waiver/reimbursement to average net assets	0.89%	1.00% [5]
Ratio of net investment income to average net assets	2.08%	1.36% [5]
Portfolio turnover rate	77%	61% [6]

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	Calculations represent portfolio turnover for the Portfolio for the period of November 13, 2017 through October 31, 2018.

See Notes to Financial Statements.
59

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Small Cap Equity Portfolio
	For The Year Ended October 31, 2019[2]	For the Period November 13, 2017[1] through October 31, 2018
Net asset value, beginning of year	$10.25	$10.00
Income from investment operations:
Net investment income	0.05	0.05
Net realized and unrealized gain on investments	0.17	0.24
Total from investment operations	0.22	0.29
Distributions to shareholders from:
Net investment income	(0.08)	(0.04)
Total distributions	(0.08)	(0.04)
Net asset value, end of year	$10.39	$10.25
Total return	2.19% [3]	2.85% [3,4]
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$1,061	$1,074
Ratio of operating expenses before waiver/reimbursement to average net assets	4.12%	6.48% [5]
Ratio of operating expenses after waiver/reimbursement to average net assets	0.90%	1.00% [5]
Ratio of net investment income to average net assets	0.53%	0.44% [5]
Portfolio turnover rate	133%	80% [6]

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	Calculations represent portfolio turnover for the Portfolio for the period of November 13, 2017 through October 31, 2018.

See Notes to Financial Statements.
60

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative International Equity Portfolio
	For The Years Ended October 31,
	2019 [1]	2018	2017 [1]	2016 [1]	2015 [1]
Net asset value, beginning of year	$ 13.26	$ 15.16	$ 12.76	$ 13.45	$ 13.83
Income from investment operations:
Net investment income	0.39	0.29	0.25	0.24	0.15
Net realized and unrealized gain (loss) on investments	0.73	(1.90)	2.41	(0.71)	(0.40)
Total from investment operations	1.12	(1.61)	2.66	(0.47)	(0.25)
Distributions to shareholders from:
Net investment income	(0.41)	(0.29)	(0.26)	(0.22)	(0.13)
Total distributions	(0.41)	(0.29)	(0.26)	(0.22)	(0.13)
Net asset value, end of year	$ 13.97	$ 13.26	$ 15.16	$ 12.76	$ 13.45
Total return[2]	8.60%	(10.80)%	20.96%	(3.44)%	(1.83)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$205,629	$387,188	$461,686	$441,284	$243,403
Ratio of operating expenses before waiver/reimbursement to average net assets	1.10%	1.07%	1.06%	1.12%	1.24%
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00%	1.00%	1.00%	1.04%	1.24%
Ratio of net investment income to average net assets	2.90%	1.90%	1.82%	1.88%	1.10%
Portfolio turnover rate	93%	78%	75%	121%	148%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.

See Notes to Financial Statements.
61

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Responsible ESG U.S. Equity Portfolio
	For The Years Ended October 31,			For the Period December 22, 2015[1] through October 31, 2016[2]
	2019 [2]	2018	2017
Net asset value, beginning of year	$ 14.12	$ 13.61	$ 10.84	$10.00
Income from investment operations:
Net investment income	0.16	0.11	0.09	0.07
Net realized and unrealized gain on investments	0.74	0.57	2.77	0.82
Total from investment operations	0.90	0.68	2.86	0.89
Distributions to shareholders from:
Net investment income	(0.17)	(0.11)	(0.09)	(0.05)
Net realized capital gains	(0.51)	(0.06)	—	—
Total distributions	(0.68)	(0.17)	(0.09)	(0.05)
Net asset value, end of year	$ 14.34	$ 14.12	$ 13.61	$10.84
Total return[3]	6.78%	5.01%	26.42%	8.87% [4]
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$23,231	$21,746	$13,589	$6,561
Ratio of operating expenses before waiver/reimbursement to average net assets	1.07%	1.09%	1.23%	2.21% [5]
Ratio of operating expenses after waiver/reimbursement to average net assets	0.90%	1.00%	1.00%	1.00% [5]
Ratio of net investment income to average net assets	1.17%	0.87%	0.75%	0.76% [5]
Portfolio turnover rate	102%	61%	54%	65% [6]

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	Calculations represent portfolio turnover for the Portfolio for the period of December 22, 2015 through October 31, 2016.

See Notes to Financial Statements.
62

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Women in Leadership U.S. Equity Portfolio
	For The Years Ended October 31,			For the Period December 22, 2015[1] through October 31, 2016[2]
	2019 [2]	2018 [2]	2017
Net asset value, beginning of year	$ 13.34	$ 13.10	$ 10.65	$10.00
Income from investment operations:
Net investment income	0.15	0.12	0.11	0.14
Net realized and unrealized gain on investments	1.08	0.32	2.45	0.63
Total from investment operations	1.23	0.44	2.56	0.77
Distributions to shareholders from:
Net investment income	(0.15)	(0.11)	(0.11)	(0.12)
Net realized capital gains	(0.44)	(0.09)	—	—
Total distributions	(0.59)	(0.20)	(0.11)	(0.12)
Net asset value, end of year	$ 13.98	$ 13.34	$ 13.10	$10.65
Total return[3]	9.75%	3.36%	24.11%	7.73% [4]
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$21,047	$18,974	$11,853	$6,517
Ratio of operating expenses before waiver/reimbursement to average net assets	1.11%	1.11%	1.28%	2.22% [5]
Ratio of operating expenses after waiver/reimbursement to average net assets	0.90%	1.00%	1.00%	1.00% [5]
Ratio of net investment income to average net assets	1.14%	0.88%	0.88%	1.31% [5]
Portfolio turnover rate	89%	81%	70%	81% [6]

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	Calculations represent portfolio turnover for the Portfolio for the period of December 22, 2015 through October 31, 2016.

See Notes to Financial Statements.
63

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Long/Short Equity Portfolio Advisor Shares
	For The Years Ended October 31,
	2019 [1]	2018 [1]	2017 [1]	2016 [1]	2015 [1]
Net asset value, beginning of year	$ 12.55	$ 12.86	$ 11.39	$ 11.32	$ 10.80
Income from investment operations:
Net investment income (loss)	0.11	0.03	(0.05)	(0.03)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.65)	(0.34)	1.52	0.10	0.59
Total from investment operations	(0.54)	(0.31)	1.47	0.07	0.52
Distributions to shareholders from:
Net investment income	(0.11)	—	—	—	—
Total distributions	(0.11)	—	—	—	—
Net asset value, end of year	$ 11.90	$ 12.55	$ 12.86	$ 11.39	$ 11.32
Total return[2]	(4.33)%	(2.41)%	12.91%	0.62%	4.81% [3]
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$247,209	$333,806	$300,784	$239,413	$193,480
Ratio of operating expenses before waiver/reimbursement to average net assets	2.78%	2.61%	2.77%	2.73%	2.64%
Ratio of operating expenses after waiver/reimbursement to average net assets[4]	2.43%	2.26%	2.42%	2.38%	2.29%
Ratio of net investment income (loss) to average net assets	0.91%	0.24%	(0.43)%	(0.41)%	(0.67)%
Portfolio turnover rate[5,6]	108%	84%	65%	98%	119%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[3]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[4]	The ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short was 1.21%, 1.15%, 1.15%, 1.17% and 1.16% for the years ended October 31, 2019, 2018, 2017, 2016 and 2015 respectively.
[5]	Portfolio turnover is calculated at the fund level.
[6]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.

See Notes to Financial Statements.
64

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
Quantitative U.S. Long/Short Equity Portfolio Institutional Shares
For the Period September 13, 2019[1] through October 31, 2019[2]
Net asset value, beginning of period	$12.00
Income from investment operations:
Net investment income	0.01
Net realized and unrealized gain (loss) on investments	(0.08)
Total from investment operations	(0.07)
Distributions to shareholders from:
Net investment income	(0.04)
Total distributions	(0.04)
Net asset value, end of period	$11.89
Total return[3,4]	(0.62)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$ 16
Ratio of operating expenses before waiver/reimbursement to average net assets[5]	2.36%
Ratio of operating expenses after waiver/reimbursement to average net assets[5,6]	2.01%
Ratio of net investment income to average net assets[5]	0.36%
Portfolio turnover rate[7,8]	108%

[1]	Shareholder activity commenced on September 13, 2019.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	The ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short was 1.01%, for the period ended October 31, 2019.
[7]	Portfolio turnover is calculated at the fund level.
[8]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.

See Notes to Financial Statements.
65

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Total Market Equity Portfolio
	For The Years Ended October 31,
	2019 [1]	2018	2017	2016	2015
Net asset value, beginning of year	$ 18.85	$ 18.88	$ 14.65	$ 14.68	$ 15.07
Income from investment operations:
Net investment income	0.11	0.07	0.04	0.09	0.08
Net realized and unrealized gain (loss) on investments	0.49	0.51	4.23	(0.04)	0.49
Total from investment operations	0.60	0.58	4.27	0.05	0.57
Distributions to shareholders from:
Net investment income	(0.11)	(0.06)	(0.04)	(0.08)	(0.08)
Net realized capital gains	(1.46)	(0.55)	—	—	(0.88)
Total distributions	(1.57)	(0.61)	(0.04)	(0.08)	(0.96)
Net asset value, end of year	$ 17.88	$ 18.85	$ 18.88	$ 14.65	$ 14.68
Total return[2]	4.11%	3.01%	29.18%	0.37%	3.94%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$67,923	$90,610	$74,267	$61,083	$88,734
Ratio of operating expenses before waiver/reimbursement to average net assets	2.48%	2.31%	2.40%	2.59%	2.29%
Ratio of operating expenses after waiver/reimbursement to average net assets[3]	2.07%	1.96%	2.05%	2.16%	1.93%
Ratio of net investment income to average net assets	0.60%	0.37%	0.24%	0.56%	0.55%
Portfolio turnover rate[4]	92%	82%	70%	88%	129%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[3]	The ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short and flex fees was 1.25%, 1.25%, 1.23%, 1.25% and 1.25% for the years ended October 31, 2019, 2018, 2017, 2016 and 2015, respectively.
[4]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.
See Notes to Financial Statements.
66

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Strategic Equity Portfolio
	For The Years Ended October 31,
	2019 [1]	2018	2017	2016	2015
Net asset value, beginning of year	$ 24.30	$ 24.90	$ 20.94	$ 21.80	$ 23.89
Income from investment operations:
Net investment income	0.23	0.20	0.19	0.21	0.23
Net realized and unrealized gain on investments	3.22	1.07	5.35	0.81	0.76
Total from investment operations	3.45	1.27	5.54	1.02	0.99
Distributions to shareholders from:
Net investment income	(0.23)	(0.20)	(0.19)	(0.20)	(0.24)
Net realized capital gains	(0.30)	(1.67)	(1.39)	(1.68)	(2.84)
Total distributions	(0.53)	(1.87)	(1.58)	(1.88)	(3.08)
Net asset value, end of year	$ 27.22	$ 24.30	$ 24.90	$ 20.94	$ 21.80
Total return	14.51%	5.14%	27.83%	5.22%	4.49%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$269,033	$226,032	$209,339	$176,864	$174,409
Ratio of operating expenses to average net assets	0.84%	0.83%	0.82%	0.84%	0.84%
Ratio of net investment income to average net assets	0.89%	0.79%	0.84%	1.00%	1.03%
Portfolio turnover rate	19%	6%	15%	22%	23%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

	Small Cap Equity Portfolio Advisor Shares
	For The Years Ended October 31,
	2019 [1]	2018	2017	2016	2015
Net asset value, beginning of year	$ 28.82	$ 32.13	$ 25.61	$ 26.02	$ 26.30
Income from investment operations:
Net investment income (loss)	0.05	0.02	(0.01)	0.03	0.02
Net realized and unrealized gain (loss) on investments	(1.04)	(0.10)	7.07	(0.15)	0.74
Total from investment operations	(0.99)	(0.08)	7.06	(0.12)	0.76
Distributions to shareholders from:
Net investment income	(0.07)	(0.02)	(0.02)	(0.05)	(0.02)
Net realized capital gains	(4.09)	(3.21)	(0.52)	(0.24)	(1.02)
Net return of capital	(0.01)	—	—	—	—
Total distributions	(4.17)	(3.23)	(0.54)	(0.29)	(1.04)
Net asset value, end of year	$ 23.66	$ 28.82	$ 32.13	$ 25.61	$ 26.02
Total return	(2.61)%	(0.58)%	27.84%	(0.43)%	3.03%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$761,813	$1,390,136	$1,574,979	$1,367,160	$1,399,042
Ratio of operating expenses to average net assets	0.93%	0.90%	0.90%	0.91%	0.91%
Ratio of net investment income (loss) to average net assets	0.21%	0.07%	(0.04)%	0.12%	0.07%
Portfolio turnover rate[2]	54%	44%	63%	58%	53%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
67

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Small Cap Equity Portfolio Institutional Shares
	For The Years Ended October 31,
	2019 [1]	2018	2017	2016	2015
Net asset value, beginning of year	$ 30.25	$ 33.54	$ 26.67	$ 27.07	$ 27.28
Income from investment operations:
Net investment income	0.10	0.09	0.05	0.08	0.08
Net realized and unrealized gain (loss) on investments	(1.06)	(0.10)	7.37	(0.16)	0.76
Total from investment operations	(0.96)	(0.01)	7.42	(0.08)	0.84
Distributions to shareholders from:
Net investment income	(0.12)	(0.07)	(0.03)	(0.08)	(0.03)
Net realized capital gains	(4.09)	(3.21)	(0.52)	(0.24)	(1.02)
Net return of capital	(0.01)	—	—	—	—
Total distributions	(4.22)	(3.28)	(0.55)	(0.32)	(1.05)
Net asset value, end of year	$ 25.07	$ 30.25	$ 33.54	$ 26.67	$ 27.07
Total return	(2.38)%	(0.36)%	28.10%	(0.25)%	3.24%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$1,279,693	$2,131,461	$1,879,657	$1,264,752	$963,970
Ratio of operating expenses to average net assets	0.73%	0.70%	0.70%	0.71%	0.71%
Ratio of net investment income to average net assets	0.39%	0.27%	0.16%	0.30%	0.26%
Portfolio turnover rate[2]	54%	44%	63%	58%	53%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Portfolio turnover is calculated at the fund level.

	Large Cap Value Portfolio
	For The Years Ended October 31,
	2019 [1]	2018 [1]	2017 [1]	2016	2015 [1]
Net asset value, beginning of year	$ 10.51	$ 11.37	$ 10.22	$ 11.15	$ 12.85
Income from investment operations:
Net investment income	0.20	0.19	0.21	0.19	0.12
Net realized and unrealized gain (loss) on investments	0.51	(0.16)	1.96	0.30	0.06
Total from investment operations	0.71	0.03	2.17	0.49	0.18
Distributions to shareholders from:
Net investment income	(0.20)	(0.18)	(0.24)	(0.17)	(0.11)
Net realized capital gains	(1.07)	(0.71)	(0.78)	(1.25)	(1.77)
Total distributions	(1.27)	(0.89)	(1.02)	(1.42)	(1.88)
Net asset value, end of year	$ 9.95	$ 10.51	$ 11.37	$ 10.22	$ 11.15
Total return	8.24% [2]	0.04%	22.17%	5.58%	1.28%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$39,869	$71,597	$76,465	$72,154	$83,065
Ratio of operating expenses to average net assets	1.00%	0.91%	0.91%	0.91%	0.91%
Ratio of net investment income to average net assets	2.01%	1.69%	1.99%	1.83%	1.03%
Portfolio turnover rate	64%	71%	93%	110%	106%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.

See Notes to Financial Statements.
68

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Equity Income Portfolio
	For The Years Ended October 31,		For the Period December 21, 2016[1] through October 31, 2017[2]
	2019 [2]	2018
Net asset value, beginning of year	$ 11.15	$ 11.06	$ 10.00
Income from investment operations:
Net investment income	0.25	0.22	0.16
Net realized and unrealized gain on investments	1.33	0.09	1.01
Total from investment operations	1.58	0.31	1.17
Distributions to shareholders from:
Net investment income	(0.25)	(0.22)	(0.11)
Net realized capital gains	(0.26)	(0.00) [3]	—
Total distributions	(0.51)	(0.22)	(0.11)
Net asset value, end of year	$ 12.22	$ 11.15	$ 11.06
Total return[4]	14.69%	2.79%	11.77% [5]
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$23,900	$18,536	$12,970
Ratio of operating expenses before waiver/reimbursement to average net assets	1.01%	1.11%	2.08% [6]
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85%	0.85%	0.85% [6]
Ratio of net investment income to average net assets	2.19%	2.02%	1.82% [6]
Portfolio turnover rate	39%	29%	14% [7]

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Total return calculation is not annualized.
[6]	Annualized.
[7]	Calculations represent portfolio turnover for the Portfolio for the period of December 21, 2016 through October 31, 2017.

See Notes to Financial Statements.
69

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Secured Options Portfolio Advisor Shares
	For The Years Ended October 31,
	2019 [1]	2018	2017 [1]	2016 [1]	2015 [1]
Net asset value, beginning of year	$ 12.30	$ 12.75	$ 12.45	$ 12.57	$ 12.47
Income from investment operations:
Net investment income (loss)	(0.04)	(0.06)	(0.08)	(0.09)	(0.09)
Net realized and unrealized gain on investments	1.04	0.40	0.99	0.68	0.84
Total from investment operations	1.00	0.34	0.91	0.59	0.75
Distributions to shareholders from:
Net realized capital gains	(0.29)	(0.79)	(0.61)	(0.71)	(0.65)
Total distributions	(0.29)	(0.79)	(0.61)	(0.71)	(0.65)
Net asset value, end of year	$ 13.01	$ 12.30	$ 12.75	$ 12.45	$ 12.57
Total return	8.43%	2.81%	7.53%	5.08%	6.37%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$268,478	$445,946	$446,859	$574,200	$395,163
Ratio of operating expenses to average net assets[2]	0.87% [3]	0.84%	0.85%	0.85%	0.84%
Ratio of net investment income (loss) to average net assets[2]	(0.34)%	(0.50)%	(0.68)%	0.95%	(0.77)%
Portfolio turnover rate[4,5]	—%	—%	—%	—%	—%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	This ratio does not include the expenses for the Exchange-Traded Funds held in the Portfolio.
[3]	The ratio of operating expenses excluding interest expense was 0.86% for the year ended October 31, 2019.
[4]	Portfolio turnover is calculated at the fund level.
[5]	All trading activity in the Portfolio during the year was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.

See Notes to Financial Statements.
70

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Secured Options Portfolio Institutional Shares
	For The Years Ended October 31,		For the Period November 9, 2016[1] through October 31, 2017[2]
	2019 [2]	2018 [2]
Net asset value, beginning of year	$ 12.34	$ 12.77	$ 12.61
Income from investment operations:
Net investment income (loss)	(0.02)	(0.04)	(0.06)
Net realized and unrealized gain on investments	1.06	0.40	0.83
Total from investment operations	1.04	0.36	0.77
Distributions to shareholders from:
Net realized capital gains	(0.29)	(0.79)	(0.61)
Total distributions	(0.29)	(0.79)	(0.61)
Net asset value, end of year	$ 13.09	$ 12.34	$ 12.77
Total return	8.73%	2.97%	6.34% [3]
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$409,829	$396,523	$365,523
Ratio of operating expenses to average net assets[4]	0.67% [5]	0.64%	0.65% [6]
Ratio of net investment income (loss) (expenses in excess of income) to average net assets[4]	(0.14)%	(0.30)%	(0.45)% [6]
Portfolio turnover rate[7,8]	—%	—%	—%

[1]	Class commenced operations on November 9, 2016.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	This ratio does not include the expenses for the Exchange-Traded Funds held in the Portfolio.
[5]	The ratio of operating expenses excluding interest expense was 0.66% for the year ended October 31, 2019.
[6]	Annualized.
[7]	Portfolio turnover is calculated at the fund level.
[8]	All trading activity in the Portfolio during the year was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.

See Notes to Financial Statements.
71

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Global Secured Options Portfolio
	For The Years Ended October 31,
	2019 [1]	2018 [1]	2017 [1]	2016 [1]	2015 [1]
Net asset value, beginning of year	$10.41	$10.58	$ 9.60	$ 9.96	$ 10.58
Income from investment operations:
Net investment income	0.00 [2]	0.01	0.06	0.15	0.19
Net realized and unrealized gain (loss) on investments	(0.57)	(0.09)	0.99	(0.30)	(0.48)
Total from investment operations	(0.57)	(0.08)	1.05	(0.15)	(0.29)
Distributions to shareholders from:
Net investment income	(0.00) [2]	(0.09)	(0.07)	(0.21)	(0.21)
Net realized capital gains	(9.35)	—	—	—	(0.12)
Total distributions	(9.35)	(0.09)	(0.07)	(0.21)	(0.33)
Net asset value, end of year	$ 0.49	$10.41	$ 10.58	$ 9.60	$ 9.96
Total return	8.56% [3]	(0.76)%	10.94%	(1.47)%	(2.78)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$1,220	$2,510	$10,642	$28,818	$88,478
Ratio of operating expenses to average net assets[4]	—%	1.17% [5]	1.13%	0.91%	0.84%
Ratio of operating expenses before waiver/reimbursement to average net assets[4]	9.76%	—%	—%	—%	—%
Ratio of operating expenses after waiver/reimbursement to average net assets[4]	1.63% [5]	—%	—%	—%	—%
Ratio of net investment income to average net assets[4]	0.32%	0.08%	0.58%	1.61%	1.83%
Portfolio turnover rate	685%	224%	9%	70%	106%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Amount rounds to less than $0.01 per share.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	This ratio does not include the expenses for the Exchange-Traded Funds held in the Portfolio.
[5]	The ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short and interest expense was 1.62% for the year ended October 31, 2019 and 1.11% for the year ended October 31, 2018.

See Notes to Financial Statements.
72

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
Alternative Risk Premia Portfolio
For the Period December 20, 2018[1] through October 31, 2019[2]
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.00 [3]
Net realized and unrealized gain on investments	0.49
Total from investment operations	0.49
Net asset value, end of period	$10.49
Total return	4.90% [4,5]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$5,643
Ratio of operating expenses before waiver/reimbursement to average net assets	4.34% [6]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.92% [6,7]
Ratio of net investment income to average net assets	(0.02)% [6]
Portfolio turnover rate	120% [8,9]

[1]	Portfolio commenced operations on December 20, 2018.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Total return calculation is not annualized.
[6]	Annualized.
[7]	The ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short and interest expense was 1.00% for the period ended October 31, 2019.
[8]	Calculations represent portfolio turnover for the Portfolio for the period of December 20, 2018 through October 31, 2019.
[9]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.
See Notes to Financial Statements.
73

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Core Fixed Income Portfolio
	For The Years Ended October 31,
	2019 [1]	2018	2017 [1]	2016	2015
Net asset value, beginning of year	$ 10.49	$ 11.04	$ 11.26	$ 11.20	$ 11.21
Income from investment operations:
Net investment income	0.25	0.25	0.21	0.21	0.23
Net realized and unrealized gain (loss) on investments	0.83	(0.50)	(0.13)	0.14	0.01
Total from investment operations	1.08	(0.25)	0.08	0.35	0.24
Distributions to shareholders from:
Net investment income	(0.26)	(0.26)	(0.22)	(0.23)	(0.25)
Net realized capital gains	—	(0.04)	(0.08)	(0.06)	—
Total distributions	(0.26)	(0.30)	(0.30)	(0.29)	(0.25)
Net asset value, end of year	$ 11.31	$ 10.49	$ 11.04	$ 11.26	$ 11.20
Total return	10.46%	(2.32)%	0.75%	3.15%	2.20%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$505,603	$485,201	$488,548	$486,872	$433,086
Ratio of operating expenses to average net assets	0.53%	0.52%	0.52%	0.54%	0.53%
Ratio of net investment income to average net assets	2.30%	2.24%	1.90%	1.84%	2.11%
Portfolio turnover rate	36%	29%	46%	24%	27%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

See Notes to Financial Statements.
74

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Short Term Tax Aware Fixed Income Portfolio
	For The Years Ended October 31,			For the Period June 29, 2016[1] through October 31, 2016[2]
	2019 [2]	2018	2017 [2]
Net asset value, beginning of year	$ 9.90	$ 9.98	$ 9.99	$ 10.00
Income from investment operations:
Net investment income	0.13	0.09	0.07	0.02
Net realized and unrealized gain (loss) on investments	0.17	(0.08)	(0.01)	(0.02)
Total from investment operations	0.30	0.01	0.06	0.00
Distributions to shareholders from:
Net investment income	(0.13)	(0.09)	(0.07)	(0.01)
Total distributions	(0.13)	(0.09)	(0.07)	(0.01)
Net asset value, end of year	$ 10.07	$ 9.90	$ 9.98	$ 9.99
Total return[3]	3.03%	0.10%	0.57%	(0.02)% [4]
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$50,939	$26,294	$33,900	$30,076
Ratio of operating expenses before waiver/reimbursement to average net assets[5]	0.66%	0.61%	0.69%	0.90% [6]
Ratio of operating expenses after waiver/reimbursement to average net assets[5]	0.55%	0.55%	0.55%	0.55% [6]
Ratio of net investment income to average net assets[5]	1.33%	0.92%	0.69%	0.46% [6]
Portfolio turnover rate	25%	19%	31%	35% [7]

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Total return calculation is not annualized.
[5]	This ratio does not include the expenses for the Exchange-Traded Funds held in the Portfolio.
[6]	Annualized.
[7]	Calculations represent portfolio turnover for the Portfolio for the period of June 29, 2016 through October 31, 2016.

See Notes to Financial Statements.
75

The Glenmede Fund, Inc.

Financial Highlights — (Concluded)
For a share outstanding throughout each year
	High Yield Municipal Portfolio
	For The Years Ended October 31,			For the Period December 22, 2015[1] through October 31, 2016[2]
	2019 [2]	2018	2017
Net asset value, beginning of year	$ 10.16	$ 10.35	$ 10.39	$ 10.00
Income from investment operations:
Net investment income	0.31	0.30	0.30	0.22
Net realized and unrealized gain (loss) on investments	0.68	(0.19)	(0.01)	0.34
Total from investment operations	0.99	0.11	0.29	0.56
Distributions to shareholders from:
Net investment income	(0.31)	(0.30)	(0.29)	(0.17)
Net realized capital gains	—	—	(0.04)	—
Total distributions	(0.31)	(0.30)	(0.33)	(0.17)
Net asset value, end of year	$ 10.84	$ 10.16	$ 10.35	$ 10.39
Total return	9.90% [3]	1.04%	2.89%	5.56% [3,4]
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$215,419	$192,319	$170,440	$153,893
Ratio of operating expenses to average net assets	—%	0.99%	1.00%	—%
Ratio of operating expenses before waiver/reimbursement to average net assets	1.00%	—%	—%	1.08% [5]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00%	—%	—%	1.00% [5]
Ratio of net investment income to average net assets	2.95%	2.90%	2.92%	2.44% [5]
Portfolio turnover rate	27% [6]	44% [6]	43% [6]	73% [7]

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	Variable Rate Demand Note (VRDN) securities are excluded from the portfolio turnover calculation.
[7]	Calculations represent portfolio turnover for the Portfolio for the period of December 22, 2015 through October 31, 2016.
See Notes to Financial Statements.
76

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2019
Shares		Value
COMMON STOCKS* — 99.8%
	Airlines — 1.2%
521,443	Southwest Airlines Co.	$ 29,268,596
	Automobiles — 0.5%
1,330,647	Ford Motor Co.	11,430,258
	Banks — 6.7%
652,774	Bank of America Corp.	20,412,243
425,892	Citigroup, Inc.	30,604,599
811,475	Citizens Financial Group, Inc.	28,531,461
1,070,661	Fifth Third Bancorp	31,134,822
260,278	JPMorgan Chase & Co.	32,513,928
256,339	Wells Fargo & Co.	13,234,782
		156,431,835
	Beverages — 0.3%
126,423	Monster Beverage Corp.[1]	7,096,123
	Biotechnology — 4.5%
237,288	Alexion Pharmaceuticals, Inc.[1]	25,010,155
142,320	Amgen, Inc.	30,349,740
82,113	Biogen, Inc.[1]	24,527,974
248,291	Celgene Corp.[1]	26,822,877
		106,710,746
	Capital Markets — 1.6%
147,533	Ameriprise Financial, Inc.	22,261,254
168,477	Intercontinental Exchange, Inc.	15,890,751
		38,152,005
	Chemicals — 1.7%
150,875	Celanese Corp.	18,278,506
810,713	Corteva, Inc.	21,386,609
		39,665,115
	Communications Equipment — 2.7%
800,373	Cisco Systems, Inc.	38,025,721
181,807	F5 Networks, Inc.[1]	26,194,753
		64,220,474
	Consumer Finance — 3.4%
1,121,873	Ally Financial, Inc.	34,362,970
383,190	Discover Financial Services	30,754,829
442,839	Synchrony Financial	15,663,216
		80,781,015
	Containers & Packaging — 0.7%
150,575	Packaging Corp. of America	16,481,940
	Electrical Equipment — 2.8%
407,254	AMETEK, Inc.	37,324,829
336,089	Eaton Corp. PLC	29,276,713
		66,601,542
	Electronic Equipment, Instruments & Components — 0.5%
120,050	Keysight Technologies, Inc.[1]	12,114,246
	Energy Equipment & Services — 1.2%
762,050	Baker Hughes Co.	16,307,870
591,712	TechnipFMC PLC	11,674,478
		27,982,348
See Notes to Financial Statements.
77

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Shares		Value
COMMON STOCKS* — (Continued)
	Entertainment — 2.0%
342,676	Activision Blizzard, Inc.	$ 19,200,136
285,688	Electronic Arts, Inc.[1]	27,540,323
		46,740,459
	Equity Real Estate Investment Trusts — 3.2%
113,325	American Tower Corp.	24,713,916
190,992	National Retail Properties, Inc.	11,251,339
255,959	Prologis, Inc.	22,462,962
424,678	STORE Capital Corp.	17,199,459
		75,627,676
	Food & Staples Retailing — 1.8%
966,727	Kroger Co. (The)	23,820,153
229,950	Sysco Corp.	18,366,107
		42,186,260
	Food Products — 1.8%
367,007	General Mills, Inc.	18,665,976
277,010	Tyson Foods, Inc. - Class A	22,933,658
		41,599,634
	Health Care Equipment & Supplies — 0.8%
170,518	Medtronic PLC	18,569,410
	Health Care Providers & Services — 7.0%
145,600	AmerisourceBergen Corp.	12,431,328
127,158	Anthem, Inc.	34,215,674
274,715	Cardinal Health, Inc.	13,584,657
447,776	Centene Corp.[1]	23,767,950
207,473	DaVita, Inc.[1]	12,157,918
225,723	Henry Schein, Inc.[1]	14,126,874
204,217	McKesson Corp.	27,160,861
109,111	UnitedHealth Group, Inc.	27,572,350
		165,017,612
	Hotels, Restaurants & Leisure — 1.4%
396,723	Starbucks Corp.	33,546,897
	Household Products — 0.9%
299,734	Church & Dwight Co., Inc.	20,963,396
	Independent Power & Renewable Electricity Producer — 1.9%
2,655,810	AES Corp.	45,281,560
	Industrial Conglomerates — 1.4%
187,005	Honeywell International, Inc.	32,301,374
	Insurance — 3.2%
661,100	Aflac, Inc.	35,144,076
376,003	Fidelity National Financial, Inc.	17,235,977
506,505	MetLife, Inc.	23,699,369
		76,079,422
	Interactive Media & Services — 2.1%
10,108	Alphabet, Inc. - Class A1	12,723,950
184,532	Facebook, Inc. - Class A1	35,365,558
		48,089,508
	Internet & Direct Marketing Retail — 2.7%
6,101	Booking Holdings, Inc.[1]	12,499,546
732,516	eBay, Inc.	25,821,189
See Notes to Financial Statements.
78

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Shares		Value
COMMON STOCKS* — (Continued)
	Internet & Direct Marketing Retail — (Continued)
185,233	Expedia Group, Inc.	$ 25,313,942
		63,634,677
	IT Services — 6.6%
177,838	Accenture PLC - Class A	32,974,722
375,623	Amdocs, Ltd.	24,490,620
191,864	Cognizant Technology Solutions Corp. - Class A	11,692,192
412,360	PayPal Holdings, Inc.[1]	42,926,676
236,882	Visa, Inc. - Class A	42,368,714
		154,452,924
	Machinery — 4.7%
160,029	Cummins, Inc.	27,601,802
329,309	Ingersoll-Rand PLC	41,786,019
148,286	Parker-Hannifin Corp.	27,208,998
82,093	Snap-on, Inc.	13,354,068
		109,950,887
	Media — 3.0%
833,234	Comcast Corp. - Class A	37,345,548
434,324	Omnicom Group, Inc.[2]	33,525,469
		70,871,017
	Metals & Mining — 1.9%
760,606	Newmont Goldcorp Corp.	30,218,876
116,998	Reliance Steel & Aluminum Co.	13,576,448
		43,795,324
	Multi-line Retail — 1.5%
333,078	Target Corp.	35,609,369
	Multi-Utilities — 0.7%
523,055	CenterPoint Energy, Inc.	15,205,209
	Oil, Gas & Consumable Fuels — 2.9%
619,694	Marathon Petroleum Corp.	39,629,431
302,465	Valero Energy Corp.	29,333,056
		68,962,487
	Pharmaceuticals — 3.2%
278,724	Bristol-Myers Squibb Co.	15,990,396
221,377	Elanco Animal Health, Inc.[1]	5,981,606
237,364	Eli Lilly & Co.	27,047,628
291,630	Merck & Co., Inc.	25,272,656
		74,292,286
	Professional Services — 1.0%
1,153,672	Nielsen Holdings PLC	23,258,028
	Real Estate Management & Development — 1.5%
646,889	CBRE Group, Inc. - Class A1	34,640,906
	Semiconductors & Semiconductor Equipment — 4.3%
289,850	Applied Materials, Inc.	15,727,261
107,579	Lam Research Corp.	29,158,212
343,607	NXP Semiconductors N.V.	39,061,244
138,851	Texas Instruments, Inc.	16,383,029
		100,329,746
	Software — 4.8%
177,175	Cadence Design Systems, Inc.[1]	11,578,386
See Notes to Financial Statements.
79

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Shares		Value
COMMON STOCKS* — (Continued)
	Software — (Continued)
315,094	Fortinet, Inc.[1]	$ 25,699,067
269,262	Microsoft Corp.	38,604,093
400,415	Oracle Corp.	21,818,613
104,961	Synopsys, Inc.[1]	14,248,456
		111,948,615
	Specialty Retail — 2.6%
427,364	Best Buy Co., Inc.	30,697,556
266,502	Ross Stores, Inc.	29,227,274
		59,924,830
	Technology Hardware, Storage & Peripherals — 2.1%
640,050	NetApp, Inc.	35,765,994
410,201	Xerox Holdings Corp.	13,918,120
		49,684,114
	Tobacco — 1.0%
547,784	Altria Group, Inc.	24,535,245
	TOTAL COMMON STOCKS (Cost $1,830,056,784)	2,344,035,115
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.0%
935,123	State Street Navigator Securities Lending Government Money Market Portfolio[3]	935,123
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $935,123)	935,123
TOTAL INVESTMENTS (Cost $1,830,991,907)	99.8%	$2,344,970,238
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	3,542,277
NET ASSETS	100.0%	$2,348,512,515

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral.
See Notes to Financial Statements.
80

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2019
INDUSTRY DIVERSIFICATION
On October 31, 2019, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Health Care Providers & Services	7.0%	$ 165,017,612
Banks	6.7	156,431,835
IT Services	6.6	154,452,924
Software	4.8	111,948,615
Machinery	4.7	109,950,887
Biotechnology	4.5	106,710,746
Semiconductors & Semiconductor Equipment	4.3	100,329,746
Consumer Finance	3.4	80,781,015
Insurance	3.2	76,079,422
Equity Real Estate Investment Trusts	3.2	75,627,676
Pharmaceuticals	3.2	74,292,286
Media	3.0	70,871,017
Oil, Gas & Consumable Fuels	2.9	68,962,487
Electrical Equipment	2.8	66,601,542
Communications Equipment	2.7	64,220,474
Internet & Direct Marketing Retail	2.7	63,634,677
Specialty Retail	2.6	59,924,830
Technology Hardware, Storage & Peripherals	2.1	49,684,114
Interactive Media & Services	2.1	48,089,508
Entertainment	2.0	46,740,459
Independent Power & Renewable Electricity Producer	1.9	45,281,560
Metals & Mining	1.9	43,795,324
Food & Staples Retailing	1.8	42,186,260
Food Products	1.8	41,599,634
Chemicals	1.7	39,665,115
Capital Markets	1.6	38,152,005
Multi-line Retail	1.5	35,609,369
Real Estate Management & Development	1.5	34,640,906
Hotels, Restaurants & Leisure	1.4	33,546,897
Industrial Conglomerates	1.4	32,301,374
Airlines	1.2	29,268,596
Energy Equipment & Services	1.2	27,982,348
Tobacco	1.0	24,535,245
Professional Services	1.0	23,258,028
Household Products	0.9	20,963,396
Health Care Equipment & Supplies	0.8	18,569,410
Containers & Packaging	0.7	16,481,940
Multi-Utilities	0.7	15,205,209
Electronic Equipment, Instruments & Components	0.5	12,114,246
Automobiles	0.5	11,430,258
Beverages	0.3	7,096,123
TOTAL COMMON STOCKS	99.8%	$2,344,035,115
INVESTMENT OF SECURITY LENDING COLLATERAL	0.0	935,123
TOTAL INVESTMENTS	99.8%	$2,344,970,238
See Notes to Financial Statements.
81

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2019
Shares		Value
COMMON STOCKS* — 99.6%
	Air Freight & Logistics — 0.7%
333,097	Expeditors International of Washington, Inc.	$ 24,296,095
	Beverages — 1.6%
971,458	Monster Beverage Corp.[1]	54,527,938
	Biotechnology — 7.1%
356,749	Amgen, Inc.	76,076,724
225,797	Biogen, Inc.[1]	67,447,822
712,266	Celgene Corp.[1]	76,946,096
87,584	Regeneron Pharmaceuticals, Inc.[1]	26,825,228
		247,295,870
	Capital Markets — 2.4%
153,627	Ameriprise Financial, Inc.	23,180,778
648,927	Intercontinental Exchange, Inc.	61,206,795
		84,387,573
	Chemicals — 2.0%
573,470	Celanese Corp.	69,475,891
	Communications Equipment — 3.3%
75,332	Arista Networks, Inc.[1]	18,423,947
1,475,962	Cisco Systems, Inc.	70,122,955
193,173	F5 Networks, Inc.[1]	27,832,366
		116,379,268
	Consumer Finance — 1.1%
1,058,470	Synchrony Financial	37,438,084
	Containers & Packaging — 1.0%
326,524	International Paper Co.	14,262,568
181,995	Packaging Corp. of America	19,921,173
		34,183,741
	Electrical Equipment — 2.0%
742,639	AMETEK, Inc.	68,062,864
	Electronic Equipment, Instruments & Components — 3.9%
821,140	CDW Corp.	105,032,017
320,335	Keysight Technologies, Inc.[1]	32,325,005
		137,357,022
	Entertainment — 2.0%
738,947	Electronic Arts, Inc.[1]	71,234,491
	Equity Real Estate Investment Trusts — 1.8%
285,658	American Tower Corp.	62,296,297
	Food & Staples Retailing — 1.0%
430,455	Sysco Corp.	34,380,441
	Food Products — 0.8%
194,552	Hershey Co. (The)	28,573,852
	Health Care Equipment & Supplies — 0.4%
197,544	Baxter International, Inc.	15,151,625
	Health Care Providers & Services — 6.9%
583,605	AmerisourceBergen Corp.	49,828,195
929,431	Centene Corp.[1]	49,334,197
380,134	McKesson Corp.	50,557,822
See Notes to Financial Statements.
82

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Shares		Value
COMMON STOCKS* — (Continued)
	Health Care Providers & Services — (Continued)
365,178	UnitedHealth Group, Inc.	$ 92,280,481
		242,000,695
	Hotels, Restaurants & Leisure — 2.9%
371,288	Hilton Worldwide Holdings, Inc.	36,000,085
761,590	Starbucks Corp.	64,400,050
		100,400,135
	Industrial Conglomerates — 2.8%
170,200	Carlisle Cos., Inc.	25,916,354
410,705	Honeywell International, Inc.	70,941,075
		96,857,429
	Insurance — 2.1%
699,836	Marsh & McLennan Cos., Inc.	72,517,006
	Interactive Media & Services — 5.1%
51,225	Alphabet, Inc. - Class A1	64,482,030
532,081	Facebook, Inc. - Class A1	101,973,323
52,507	IAC/InterActiveCorp[1]	11,932,216
		178,387,569
	Internet & Direct Marketing Retail — 0.7%
731,285	eBay, Inc.	25,777,796
	IT Services — 13.0%
445,976	Accenture PLC - Class A	82,692,870
130,212	FleetCor Technologies, Inc.[1]	38,310,975
345,256	Mastercard, Inc. - Class A	95,570,313
612,430	Paychex, Inc.	51,223,645
830,401	PayPal Holdings, Inc.[1]	86,444,744
544,893	Visa, Inc. - Class A	97,459,562
		451,702,109
	Machinery — 3.3%
103,958	Cummins, Inc.	17,930,676
776,796	Ingersoll-Rand PLC	98,567,644
		116,498,320
	Media — 2.7%
398,252	Comcast Corp. - Class A	17,849,654
1,006,594	Omnicom Group, Inc.	77,698,991
		95,548,645
	Multi-line Retail — 1.6%
344,774	Dollar General Corp.	55,281,063
	Pharmaceuticals — 1.5%
113,374	Bristol-Myers Squibb Co.	6,504,266
517,118	Merck & Co., Inc.	44,813,446
		51,317,712
	Professional Services — 1.0%
630,962	Robert Half International, Inc.	36,135,194
	Semiconductors & Semiconductor Equipment — 5.7%
404,491	Applied Materials, Inc.	21,947,682
327,235	KLA-Tencor Corp.	55,315,804
177,418	Lam Research Corp.	48,087,375
See Notes to Financial Statements.
83

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Shares		Value
COMMON STOCKS* — (Continued)
	Semiconductors & Semiconductor Equipment — (Continued)
634,712	Texas Instruments, Inc.	$ 74,889,669
		200,240,530
	Software — 7.9%
1,032,159	Cadence Design Systems, Inc.[1]	67,451,591
866,362	Fortinet, Inc.[1]	70,660,485
719,346	Microsoft Corp.	103,132,636
317,554	Oracle Corp.	17,303,517
336,909	SS&C Technologies Holdings, Inc.	17,522,637
		276,070,866
	Specialty Retail — 8.5%
1,074,372	Best Buy Co., Inc.	77,172,141
335,091	Home Depot, Inc. (The)	78,605,647
874,855	Ross Stores, Inc.	95,945,348
748,075	TJX Cos., Inc. (The)	43,126,523
		294,849,659
	Technology Hardware, Storage & Peripherals — 2.8%
388,958	Apple, Inc.	96,757,192
	TOTAL COMMON STOCKS (Cost $2,635,424,285)	3,475,382,972
Face Amount
REPURCHASE AGREEMENT* — 0.5%
$15,719,529	With Fixed Income Clearing Corp., dated 10/31/19, 0.12%, principal and interest in the amount of $15,719,582, due 11/1/19, (collateralized by a U.S. Treasury Note with a par value of $15,125,000, coupon rate of 2.875%, due 11/30/2023, market value of $16,036,160)	15,719,529
	TOTAL REPURCHASE AGREEMENT (Cost $15,719,529)	15,719,529
TOTAL INVESTMENTS (Cost $2,651,143,814)	100.1%	$3,491,102,501
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(2,380,608)
NET ASSETS	100.0%	$3,488,721,893

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Financial Statements.
84

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2019
INDUSTRY DIVERSIFICATION
On October 31, 2019, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
IT Services	13.0%	$ 451,702,109
Specialty Retail	8.5	294,849,659
Software	7.9	276,070,866
Biotechnology	7.1	247,295,870
Health Care Providers & Services	6.9	242,000,695
Semiconductors & Semiconductor Equipment	5.7	200,240,530
Interactive Media & Services	5.1	178,387,569
Electronic Equipment, Instruments & Components	3.9	137,357,022
Machinery	3.3	116,498,320
Communications Equipment	3.3	116,379,268
Hotels, Restaurants & Leisure	2.9	100,400,135
Industrial Conglomerates	2.8	96,857,429
Technology Hardware, Storage & Peripherals	2.8	96,757,192
Media	2.7	95,548,645
Capital Markets	2.4	84,387,573
Insurance	2.1	72,517,006
Entertainment	2.0	71,234,491
Chemicals	2.0	69,475,891
Electrical Equipment	2.0	68,062,864
Equity Real Estate Investment Trusts	1.8	62,296,297
Multi-line Retail	1.6	55,281,063
Beverages	1.6	54,527,938
Pharmaceuticals	1.5	51,317,712
Consumer Finance	1.1	37,438,084
Professional Services	1.0	36,135,194
Food & Staples Retailing	1.0	34,380,441
Containers & Packaging	1.0	34,183,741
Food Products	0.8	28,573,852
Internet & Direct Marketing Retail	0.7	25,777,796
Air Freight & Logistics	0.7	24,296,095
Health Care Equipment & Supplies	0.4	15,151,625
TOTAL COMMON STOCKS	99.6%	$3,475,382,972
REPURCHASE AGREEMENT	0.5	15,719,529
TOTAL INVESTMENTS	100.1%	$3,491,102,501
See Notes to Financial Statements.
85

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2019
Shares		Value
COMMON STOCKS* — 99.4%
	Airlines — 0.8%
291	Delta Air Lines, Inc.	$ 16,028
	Automobiles — 0.9%
2,254	Ford Motor Co.	19,362
	Banks — 11.5%
1,429	Bank of America Corp.	44,685
578	Citigroup, Inc.	41,535
1,039	Citizens Financial Group, Inc.	36,531
1,387	Fifth Third Bancorp	40,334
353	JPMorgan Chase & Co.	44,097
513	Wells Fargo & Co.	26,486
		233,668
	Biotechnology — 2.5%
66	Amgen, Inc.	14,074
41	Biogen, Inc.[1]	12,247
373	Gilead Sciences, Inc.	23,764
		50,085
	Building Products — 1.1%
506	Masco Corp.	23,403
	Capital Markets — 4.1%
279	Ameriprise Financial, Inc.	42,098
431	Intercontinental Exchange, Inc.	40,652
		82,750
	Chemicals — 2.5%
649	Axalta Coating Systems, Ltd.[1]	19,139
271	Celanese Corp.	32,832
		51,971
	Consumer Finance — 3.9%
1,209	Ally Financial, Inc.	37,032
1,196	Synchrony Financial	42,302
		79,334
	Diversified Consumer Services — 0.9%
731	H&R Block, Inc.[2]	18,268
	Diversified Telecommunication Services — 3.1%
887	AT&T, Inc.	34,141
2,278	CenturyLink, Inc.	29,477
		63,618
	Electric Utilities — 3.1%
872	Exelon Corp.	39,667
236	FirstEnergy Corp.	11,404
184	Southern Co. (The)	11,529
		62,600
	Electrical Equipment — 2.0%
470	Eaton Corp. PLC	40,942
	Energy Equipment & Services — 1.0%
969	Baker Hughes Co.	20,737
	Equity Real Estate Investment Trusts — 3.5%
1,763	Host Hotels & Resorts, Inc.	28,896
See Notes to Financial Statements.
86

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Shares		Value
COMMON STOCKS* — (Continued)
	Equity Real Estate Investment Trusts — (Continued)
486	Prologis, Inc.	$ 42,651
		71,547
	Food & Staples Retailing — 1.9%
1,576	Kroger Co. (The)	38,833
	Food Products — 4.2%
722	General Mills, Inc.	36,721
593	Tyson Foods, Inc. - Class A	49,094
		85,815
	Health Care Providers & Services — 7.4%
129	Anthem, Inc.	34,711
481	Cardinal Health, Inc.	23,786
629	CVS Health Corp.	41,759
232	Henry Schein, Inc.[1]	14,520
270	McKesson Corp.	35,910
		150,686
	Household Products — 1.6%
490	Colgate-Palmolive Co.	33,614
	Independent Power & Renewable Electricity Producer — 1.3%
1,507	AES Corp.	25,694
	Insurance — 5.5%
215	American International Group, Inc.	11,387
224	Fidelity National Financial, Inc.	10,268
312	Lincoln National Corp.	17,622
803	MetLife, Inc.	37,572
348	Principal Financial Group, Inc.	18,576
194	Prudential Financial, Inc.	17,681
		113,106
	IT Services — 0.6%
442	DXC Technology Co.	12,230
	Machinery — 5.9%
237	Cummins, Inc.	40,878
334	Ingersoll-Rand PLC	42,381
119	Parker-Hannifin Corp.	21,835
89	Snap-on, Inc.	14,478
		119,572
	Media — 3.4%
702	Comcast Corp. - Class A	31,463
500	Discovery, Inc. - Class C1	12,620
325	Omnicom Group, Inc.	25,087
		69,170
	Metals & Mining — 2.7%
790	Newmont Goldcorp Corp.	31,387
197	Reliance Steel & Aluminum Co.	22,860
		54,247
	Multi-line Retail — 1.1%
202	Kohl’s Corp.	10,354
114	Target Corp.	12,188
		22,542
See Notes to Financial Statements.
87

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Shares		Value
COMMON STOCKS* — (Continued)
	Multi-Utilities — 1.5%
1,079	CenterPoint Energy, Inc.	$ 31,367
	Oil, Gas & Consumable Fuels — 7.3%
86	Chevron Corp.	9,988
652	ConocoPhillips	35,990
857	Marathon Oil Corp.	9,881
682	Marathon Petroleum Corp.	43,614
514	Valero Energy Corp.	49,848
		149,321
	Pharmaceuticals — 5.1%
176	Allergan PLC	30,995
666	Bristol-Myers Squibb Co.	38,208
96	Jazz Pharmaceuticals PLC[1]	12,061
251	Merck & Co., Inc.	21,752
		103,016
	Real Estate Management & Development — 2.0%
771	CBRE Group, Inc. - Class A1	41,287
	Semiconductors & Semiconductor Equipment — 3.7%
659	Applied Materials, Inc.	35,757
341	Micron Technology, Inc.[1]	16,215
212	NXP Semiconductors N.V.	24,100
		76,072
	Specialty Retail — 2.0%
562	Best Buy Co., Inc.	40,368
	Technology Hardware, Storage & Peripherals — 1.3%
1,017	Hewlett Packard Enterprise Co.	16,689
579	HP, Inc.	10,057
		26,746
	TOTAL COMMON STOCKS (Cost $1,874,955)	2,027,999
TOTAL INVESTMENTS (Cost $1,874,955)	99.4%	$2,027,999
OTHER ASSETS IN EXCESS OF LIABILITIES	0.6	11,672
NET ASSETS	100.0%	$2,039,671

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
See Notes to Financial Statements.
88

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2019
INDUSTRY DIVERSIFICATION
On October 31, 2019, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Banks	11.5%	$ 233,668
Health Care Providers & Services	7.4	150,686
Oil, Gas & Consumable Fuels	7.3	149,321
Machinery	5.9	119,572
Insurance	5.5	113,106
Pharmaceuticals	5.1	103,016
Food Products	4.2	85,815
Capital Markets	4.1	82,750
Consumer Finance	3.9	79,334
Semiconductors & Semiconductor Equipment	3.7	76,072
Equity Real Estate Investment Trusts	3.5	71,547
Media	3.4	69,170
Diversified Telecommunication Services	3.1	63,618
Electric Utilities	3.1	62,600
Metals & Mining	2.7	54,247
Chemicals	2.5	51,971
Biotechnology	2.5	50,085
Real Estate Management & Development	2.0	41,287
Electrical Equipment	2.0	40,942
Specialty Retail	2.0	40,368
Food & Staples Retailing	1.9	38,833
Household Products	1.6	33,614
Multi-Utilities	1.5	31,367
Technology Hardware, Storage & Peripherals	1.3	26,746
Independent Power & Renewable Electricity Producer	1.3	25,694
Building Products	1.1	23,403
Multi-line Retail	1.1	22,542
Energy Equipment & Services	1.0	20,737
Automobiles	0.9	19,362
Diversified Consumer Services	0.9	18,268
Airlines	0.8	16,028
IT Services	0.6	12,230
TOTAL COMMON STOCKS	99.4%	$2,027,999
TOTAL INVESTMENTS	99.4%	$2,027,999
See Notes to Financial Statements.
89

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2019
Shares		Value
COMMON STOCKS* — 98.7%
	Auto Components — 0.8%
779	Modine Manufacturing Co.[1]	$ 8,904
	Banks — 10.4%
236	Cadence BanCorp	3,630
236	Cathay General Bancorp	8,394
236	Financial Institutions, Inc.	7,417
820	First BanCorp	8,626
118	Great Southern Bancorp, Inc.	7,130
255	Great Western Bancorp, Inc.	8,892
226	Hancock Whitney Corp.	8,814
407	Hanmi Financial Corp.	7,835
144	Independent Bank Group, Inc.	7,700
527	Lakeland Bancorp, Inc.	8,722
188	NBT Bancorp, Inc.	7,473
187	Preferred Bank/Los Angeles CA	9,969
234	Sandy Spring Bancorp, Inc.	8,073
335	Simmons First National Corp. - Class A	8,013
		110,688
	Biotechnology — 6.7%
839	Acorda Therapeutics, Inc.[1,2]	1,384
1,076	CytomX Therapeutics, Inc.[1]	6,596
116	Enanta Pharmaceuticals, Inc.[1]	7,062
698	Flexion Therapeutics, Inc.[1,2]	11,985
597	Intellia Therapeutics, Inc.[1,2]	7,454
73	Ligand Pharmaceuticals, Inc.[1,2]	7,943
785	MacroGenics, Inc.[1]	6,672
240	REGENXBIO, Inc.[1]	8,566
670	Spectrum Pharmaceuticals, Inc.[1]	5,199
621	Vanda Pharmaceuticals, Inc.[1]	8,390
		71,251
	Building Products — 3.0%
1,568	Cornerstone Building Brands, Inc.[1]	9,800
205	Gibraltar Industries, Inc.[1]	10,912
227	Patrick Industries, Inc.[1]	11,216
		31,928
	Capital Markets — 2.5%
624	Brightsphere Investment Group, Inc.[1]	6,128
363	Federated Investors, Inc. - Class B	11,594
156	Stifel Financial Corp.	8,733
		26,455
	Chemicals — 2.4%
123	Innospec, Inc.	11,238
265	PolyOne Corp.	8,493
64	Stepan Co.	6,254
		25,985
	Commercial Services & Supplies — 3.0%
172	Brady Corp. - Class A	9,690
137	Herman Miller, Inc.	6,371
211	Knoll, Inc.	5,642
51	UniFirst Corp.	10,243
		31,946
	Construction & Engineering — 0.9%
246	Arcosa, Inc.	9,449
See Notes to Financial Statements.
90

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Shares		Value
COMMON STOCKS* — (Continued)
	Containers & Packaging — 0.8%
222	Greif, Inc. - Class A	$ 8,696
	Diversified Consumer Services — 1.5%
213	Adtalem Global Education, Inc.[1]	6,344
495	K12, Inc.[1]	9,796
		16,140
	Electric Utilities — 1.5%
98	ALLETE, Inc.	8,434
133	Otter Tail Corp.	7,538
		15,972
	Electrical Equipment — 2.3%
448	Atkore International Group, Inc.[1]	15,545
163	Encore Wire Corp.	9,161
		24,706
	Electronic Equipment, Instruments & Components — 3.7%
159	Insight Enterprises, Inc.[1]	9,759
141	Itron, Inc.[1]	10,753
100	OSI Systems, Inc.[1]	9,924
277	Sanmina Corp.[1]	8,512
		38,948
	Energy Equipment & Services — 0.6%
315	Matrix Service Co.[1]	5,909
	Equity Real Estate Investment Trusts — 8.5%
400	CareTrust REIT, Inc.	9,696
571	City Office REIT, Inc.	7,731
541	DiamondRock Hospitality Co.	5,399
82	EastGroup Properties, Inc.	10,984
193	First Industrial Realty Trust, Inc.	8,127
79	LTC Properties, Inc.	4,096
331	National Storage Affiliates Trust	11,310
142	Park Hotels & Resorts, Inc.	3,302
322	STAG Industrial, Inc.	9,995
433	Sunstone Hotel Investors, Inc.	5,850
157	Terreno Realty Corp.	8,857
247	Xenia Hotels & Resorts, Inc. REIT	5,199
		90,546
	Food & Staples Retailing — 0.8%
335	BJ’s Wholesale Club Holdings, Inc.[1]	8,945
	Food Products — 0.5%
377	Hostess Brands, Inc.[1]	4,818
	Health Care Equipment & Supplies — 4.3%
1,092	Accuray, Inc.[1]	2,839
101	CONMED Corp.	11,112
1,295	Invacare Corp.	9,997
534	Meridian Bioscience, Inc.	5,228
1,204	OraSure Technologies, Inc.[1]	10,282
155	Orthofix Medical, Inc.[1]	6,515
		45,973
	Health Care Providers & Services — 2.8%
127	Magellan Health, Inc.[1]	8,242
615	Select Medical Holdings Corp.[1]	11,205
See Notes to Financial Statements.
91

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Shares		Value
COMMON STOCKS* — (Continued)
	Health Care Providers & Services — (Continued)
396	Tenet Healthcare Corp.[1]	$ 10,035
		29,482
	Health Care Technology — 2.1%
520	Allscripts Healthcare Solutions, Inc.[1]	5,689
1,133	Evolent Health, Inc. - Class A1,2	8,633
236	HMS Holdings Corp.[1]	7,715
		22,037
	Hotels, Restaurants & Leisure — 0.8%
415	Penn National Gaming, Inc.[1]	8,846
	Household Products — 0.4%
157	Central Garden & Pet Co. - Class A1	4,440
	Insurance — 2.3%
150	AMERISAFE, Inc.	9,530
206	Employers Holdings, Inc.	8,722
60	Kinsale Capital Group, Inc.	6,343
		24,595
	IT Services — 3.4%
134	Cardtronics PLC - Class A1	4,591
698	NIC, Inc.	16,417
372	Perficient, Inc.[1]	14,582
		35,590
	Machinery — 4.2%
125	EnPro Industries, Inc.	8,694
419	Meritor, Inc.[1]	9,231
350	Rexnord Corp.[1]	9,901
632	Wabash National Corp.	9,012
86	Watts Water Technologies, Inc. - Class A	8,020
		44,858
	Media — 0.5%
341	TEGNA, Inc.	5,125
	Metals & Mining — 1.4%
90	Kaiser Aluminum Corp.	9,637
236	Schnitzer Steel Industries, Inc. - Class A	5,036
		14,673
	Mortgage Real Estate Investment Trusts — 1.8%
544	Invesco Mortgage Capital, Inc.	8,562
439	PennyMac Mortgage Investment Trust	10,049
		18,611
	Oil, Gas & Consumable Fuels — 3.2%
248	Delek US Holdings, Inc.	9,908
4,221	Teekay Tankers, Ltd. - Class A1	8,611
363	World Fuel Services Corp.	15,162
		33,681
	Paper & Forest Products — 1.3%
624	Mercer International, Inc.	7,613
327	PH Glatfelter Co.	5,886
		13,499
See Notes to Financial Statements.
92

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Shares		Value
COMMON STOCKS* — (Continued)
	Pharmaceuticals — 2.2%
781	Alder Biopharmaceuticals, Inc.[3]	$ 687
459	Horizon Therapeutics PLC[1]	13,270
3,101	Mallinckrodt PLC[1,2]	9,799
		23,756
	Professional Services — 1.6%
314	Heidrick & Struggles International, Inc.	8,936
205	Korn Ferry	7,522
		16,458
	Semiconductors & Semiconductor Equipment — 2.8%
239	Diodes, Inc.[1]	11,149
480	FormFactor, Inc.[1]	10,478
385	Xperi Corp.	7,818
		29,445
	Software — 2.0%
118	Progress Software Corp.	4,706
165	SPS Commerce, Inc.[1]	8,707
171	Verint Systems, Inc.[1]	7,762
		21,175
	Specialty Retail — 4.2%
327	American Eagle Outfitters, Inc.	5,029
257	Boot Barn Holdings, Inc.[1]	9,008
108	Group 1 Automotive, Inc.	10,740
447	MarineMax, Inc.[1]	6,906
563	Michaels Cos., Inc. (The)[1]	4,915
233	Shoe Carnival, Inc.	7,733
		44,331
	Textiles, Apparel & Luxury Goods — 1.2%
86	Deckers Outdoor Corp.[1]	13,149
	Thrifts & Mortgage Finance — 3.6%
297	First Defiance Financial Corp.	9,183
571	Meridian Bancorp, Inc.	11,169
447	Radian Group, Inc.	11,220
100	Walker & Dunlop, Inc.	6,299
		37,871
	Trading Companies & Distributors — 2.1%
319	BMC Stock Holdings, Inc.[1]	8,610
389	NOW, Inc.[1]	4,100
210	Rush Enterprises, Inc. - Class A	9,175
		21,885
	Water Utilities — 0.6%
89	SJW Group	6,439
	TOTAL COMMON STOCKS (Cost $947,483)	1,047,205
See Notes to Financial Statements.
93

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Shares		Value
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.4%
25,804	State Street Navigator Securities Lending Government Money Market Portfolio[4]	$ 25,804
TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $25,804)		25,804
TOTAL INVESTMENTS (Cost $973,287)	101.1%	$1,073,009
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.1)	(12,154)
NET ASSETS	100.0%	$1,060,855

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 1 of the Notes to Financial Statements).
[4]	Represents an investment of securities lending cash collateral.
See Notes to Financial Statements.
94

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2019
INDUSTRY DIVERSIFICATION
On October 31, 2019, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Banks	10.4%	$ 110,688
Equity Real Estate Investment Trusts	8.5	90,546
Biotechnology	6.7	71,251
Health Care Equipment & Supplies	4.3	45,973
Machinery	4.2	44,858
Specialty Retail	4.2	44,331
Electronic Equipment, Instruments & Components	3.7	38,948
Thrifts & Mortgage Finance	3.6	37,871
IT Services	3.4	35,590
Oil, Gas & Consumable Fuels	3.2	33,681
Commercial Services & Supplies	3.0	31,946
Building Products	3.0	31,928
Health Care Providers & Services	2.8	29,482
Semiconductors & Semiconductor Equipment	2.8	29,445
Capital Markets	2.5	26,455
Chemicals	2.4	25,985
Electrical Equipment	2.3	24,706
Insurance	2.3	24,595
Pharmaceuticals	2.2	23,756
Health Care Technology	2.1	22,037
Trading Companies & Distributors	2.1	21,885
Software	2.0	21,175
Mortgage Real Estate Investment Trusts	1.8	18,611
Professional Services	1.6	16,458
Diversified Consumer Services	1.5	16,140
Electric Utilities	1.5	15,972
Metals & Mining	1.4	14,673
Paper & Forest Products	1.3	13,499
Textiles, Apparel & Luxury Goods	1.2	13,149
Construction & Engineering	0.9	9,449
Food & Staples Retailing	0.8	8,945
Auto Components	0.8	8,904
Hotels, Restaurants & Leisure	0.8	8,846
Containers & Packaging	0.8	8,696
Water Utilities	0.6	6,439
Energy Equipment & Services	0.6	5,909
Media	0.5	5,125
Food Products	0.5	4,818
Household Products	0.4	4,440
TOTAL COMMON STOCKS	98.7%	$1,047,205
INVESTMENT OF SECURITY LENDING COLLATERAL	2.4	25,804
TOTAL INVESTMENTS	101.1%	$1,073,009
See Notes to Financial Statements.
95

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2019
Shares		Value
COMMON STOCKS* — 99.4%
	Japan — 26.0%
278,601	Astellas Pharma, Inc., Unsponsored ADR[1]	$ 4,808,653
97,181	Daito Trust Construction Co., Ltd., Sponsored ADR	3,256,535
133,125	Daiwa House Industry Co., Ltd., Unsponsored ADR[1]	4,570,181
67,822	Hitachi, Ltd., ADR	5,056,808
19,407	Hoya Corp., Sponsored ADR	1,708,204
121,926	ITOCHU Corp., Unsponsored ADR[1]	5,094,068
11,221	Mitsui & Co., Ltd., Sponsored ADR	3,846,166
50,133	Nippon Telegraph & Telephone Corp., ADR	2,489,104
145,931	Shin-Etsu Chemical Co., Ltd., Unsponsored ADR	4,071,475
218,805	Shionogi & Co, Ltd., Unsponsored ADR[1]	3,282,075
45,104	Sony Corp., Sponsored ADR	2,743,676
209,536	Sumitomo Corp., Sponsored ADR[1]	3,451,058
20,768	Tokio Marine Holdings, Inc., ADR[1]	1,118,772
59,154	Tokyo Electron, Ltd., Unsponsored ADR[1]	2,942,912
35,863	Toyota Motor Corp., Sponsored ADR[1]	4,968,819
		53,408,506
	United Kingdom — 15.7%
150,403	Anglo American PLC, Sponsored ADR[1]	1,973,288
9,153	Ashtead Group PLC, Unsponsored ADR	1,127,009
125,819	BAE Systems PLC, Sponsored ADR[1]	3,819,865
37,583	British American Tobacco PLC, Sponsored ADR	1,313,902
108,063	GlaxoSmithKline PLC, Sponsored ADR	4,949,285
82,649	HSBC Holdings PLC, Sponsored ADR[1]	3,123,306
171,207	Legal & General Group PLC, Sponsored ADR	2,919,079
76,558	RELX PLC, Sponsored ADR[1]	1,851,938
57,793	Rio Tinto PLC, Sponsored ADR	3,005,814
87,787	Smith & Nephew PLC, Sponsored ADR	3,794,154
50,858	Unilever PLC, Sponsored ADR	3,057,074
22,384	WPP PLC, Sponsored ADR[1]	1,397,657
		32,332,371
	France — 11.6%
240,209	Atos SE, Unsponsored ADR	3,716,033
169,937	BNP Paribas SA, ADR	4,438,754
57,899	Cie Generale des Etablissements Michelin SCA, Unsponsored ADR	1,410,420
241,044	Danone SA, Sponsored ADR	3,977,226
299,348	Engie SA, Sponsored ADR	5,023,059
75,988	Peugeot SA, Unsponsored ADR	1,925,536
77,160	Schneider Electric SE, Unsponsored ADR	1,429,775
86,299	Sodexo SA, Sponsored ADR	1,898,578
		23,819,381
	Germany — 9.2%
23,611	adidas AG, Sponsored ADR	3,644,358
123,380	Allianz SE, Sponsored ADR	3,011,706
80,674	Deutsche Post AG, Sponsored ADR	2,859,893
75,026	Deutsche Telekom AG, Sponsored ADR	1,319,707
113,208	HeidelbergCement AG, Unsponsored ADR	1,683,403
186,252	Muenchener Rueckversicherungs-Gesellschaft AG, Unsponsored ADR	5,166,631
21,059	Siemens AG, Sponsored ADR	1,215,736
		18,901,434
	Switzerland — 7.6%
44,490	Nestle SA, Sponsored ADR	4,767,549
49,114	Novartis AG, Sponsored ADR	4,294,528
136,902	Roche Holding AG, Sponsored ADR	5,150,253
See Notes to Financial Statements.
96

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Shares		Value
COMMON STOCKS* — (Continued)
	Switzerland — (Continued)
32,513	Sonova Holding AG, Unsponsored ADR[1]	$ 1,490,071
		15,702,401
	Sweden — 5.5%
38,729	Essity AB, Sponsored ADR[1]	1,210,281
432,822	Skandinaviska Enskilda Banken AB, ADR	4,137,778
265,746	Swedbank AB, ADR[1]	3,736,389
151,254	Volvo AB, Unsponsored ADR[1]	2,249,147
		11,333,595
	Australia — 5.1%
97,006	Newcrest Mining, Ltd., Sponsored ADR[1]	2,127,342
492,093	QBE Insurance Group, Ltd., Sponsored ADR[1]	4,266,446
460,112	South32, Ltd., ADR[1]	4,025,980
		10,419,768
	Spain — 3.6%
205,372	Industria de Diseno Textil SA, Unsponsored ADR[1]	3,209,964
249,914	Repsol SA, Sponsored ADR[1]	4,158,569
		7,368,533
	Hong Kong — 3.5%
51,948	BOC Hong Kong Holdings, Ltd., Sponsored ADR	3,553,243
170,744	WH Group, Ltd., Sponsored ADR[1]	3,607,821
		7,161,064
	Singapore — 2.9%
28,422	Singapore Exchange, Ltd., Unsponsored ADR[1]	2,809,515
83,047	United Overseas Bank, Ltd., Sponsored ADR[1]	3,262,086
		6,071,601
	Netherlands — 2.8%
192,240	Koninklijke Ahold Delhaize N.V., Sponsored ADR[1]	4,784,854
12,750	Wolters Kluwer N.V., Sponsored ADR[1]	939,675
		5,724,529
	Austria — 2.4%
83,820	OMV AG, ADR	4,892,992
	Canada — 2.1%
47,274	Enbridge, Inc.	1,721,247
44,560	Toronto-Dominion Bank (The)	2,543,039
		4,264,286
	Italy — 0.7%
99,561	Intesa Sanpaolo SPA, Sponsored ADR[1]	1,496,402
	Belgium — 0.7%
18,041	Anheuser-Busch InBev SA, Sponsored ADR[1]	1,457,172
	TOTAL COMMON STOCKS (Cost $185,025,569)	204,354,035
See Notes to Financial Statements.
97

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Shares		Value
INVESTMENT OF SECURITY LENDING COLLATERAL* — 6.7%
13,851,480	State Street Navigator Securities Lending Government Money Market Portfolio[2]	$ 13,851,480
TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $13,851,480)		13,851,480
TOTAL INVESTMENTS (Cost $198,877,049)	106.1%	$218,205,515
LIABILITIES IN EXCESS OF OTHER ASSETS	(6.1)	(12,576,047)
NET ASSETS	100.0%	$205,629,468

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Represents an investment of securities lending cash collateral.

Abbreviatons:
ADR — American Depositary Receipt
See Notes to Financial Statements.
98

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2019
INDUSTRY DIVERSIFICATION
On October 31, 2019, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Banks	12.8%	$ 26,290,998
Pharmaceuticals	10.9	22,484,795
Insurance	8.0	16,482,634
Trading Companies & Distributors	6.6	13,518,301
Food Products	6.0	12,352,595
Metals & Mining	5.4	11,132,423
Oil, Gas & Consumable Fuels	5.2	10,772,808
Real Estate Management & Development	3.8	7,826,717
Health Care Equipment & Supplies	3.4	6,992,429
Automobiles	3.4	6,894,355
Electronic Equipment, Instruments & Components	2.5	5,056,808
Multi-Utilities	2.4	5,023,059
Food & Staples Retailing	2.3	4,784,854
Chemicals	2.0	4,071,475
Aerospace & Defense	1.9	3,819,865
Diversified Telecommunication Services	1.8	3,808,811
IT Services	1.8	3,716,033
Textiles, Apparel & Luxury Goods	1.8	3,644,358
Specialty Retail	1.6	3,209,964
Personal Products	1.5	3,057,074
Semiconductors & Semiconductor Equipment	1.4	2,942,911
Air Freight & Logistics	1.4	2,859,893
Capital Markets	1.4	2,809,515
Professional Services	1.4	2,791,613
Household Durables	1.3	2,743,676
Machinery	1.1	2,249,147
Hotels, Restaurants & Leisure	0.9	1,898,578
Construction Materials	0.8	1,683,403
Beverages	0.7	1,457,172
Electrical Equipment	0.7	1,429,775
Auto Components	0.7	1,410,420
Media	0.7	1,397,657
Tobacco	0.6	1,313,902
Industrial Conglomerates	0.6	1,215,736
Household Products	0.6	1,210,281
TOTAL COMMON STOCKS	99.4%	$204,354,035
INVESTMENT OF SECURITY LENDING COLLATERAL	6.7	13,851,480
TOTAL INVESTMENTS	106.1%	$218,205,515
See Notes to Financial Statements.
99

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2019
Shares		Value
COMMON STOCKS* — 99.7%
	Aerospace & Defense — 2.4%
1,955	Raytheon Co.	$ 414,871
1,771	Spirit AeroSystems Holdings, Inc. - Class A	144,903
		559,774
	Banks — 6.6%
12,114	Bank of America Corp.	378,805
5,168	Citigroup, Inc.	371,372
6,106	Citizens Financial Group, Inc.	214,687
5,294	Fifth Third Bancorp	153,950
1,353	JPMorgan Chase & Co.	169,017
1,574	M&T Bank Corp.	246,378
		1,534,209
	Beverages — 0.5%
1,984	Molson Coors Brewing Co. - Class B	104,596
	Biotechnology — 3.2%
1,646	Amgen, Inc.	351,010
1,350	Biogen, Inc.[1]	403,258
		754,268
	Capital Markets — 2.6%
1,338	Ameriprise Financial, Inc.	201,891
1,603	LPL Financial Holdings, Inc.	129,587
2,393	T Rowe Price Group, Inc.	277,109
		608,587
	Chemicals — 4.0%
2,142	Air Products & Chemicals, Inc.	456,803
11,705	Axalta Coating Systems, Ltd.[1]	345,180
1,112	Celanese Corp.	134,719
		936,702
	Communications Equipment — 3.3%
878	Arista Networks, Inc.[1]	214,732
7,356	Cisco Systems, Inc.	349,484
1,369	F5 Networks, Inc.[1]	197,246
		761,462
	Construction & Engineering — 0.6%
3,396	Quanta Services, Inc.	142,802
	Consumer Finance — 2.8%
12,677	Ally Financial, Inc.	388,297
2,198	American Express Co.	257,781
		646,078
	Diversified Telecommunication Services — 0.6%
3,672	AT&T, Inc.	141,335
	Electric Utilities — 0.9%
4,621	Exelon Corp.	210,209
	Electrical Equipment — 0.5%
883	Hubbell, Inc.	125,121
	Electronic Equipment, Instruments & Components — 0.9%
2,135	Keysight Technologies, Inc.[1]	215,443
	Energy Equipment & Services — 2.0%
7,835	Baker Hughes Co.	167,669
See Notes to Financial Statements.
100

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Shares		Value
COMMON STOCKS* — (Continued)
	Energy Equipment & Services — (Continued)
15,264	TechnipFMC PLC	$ 301,159
		468,828
	Entertainment — 1.6%
3,860	Electronic Arts, Inc.[1]	372,104
	Equity Real Estate Investment Trusts — 2.4%
495	American Tower Corp.	107,950
576	Equinix, Inc.	326,465
1,300	Prologis, Inc.	114,088
		548,503
	Food & Staples Retailing — 1.5%
4,937	Kroger Co. (The)	121,648
1,522	Sysco Corp.	121,562
2,769	US Foods Holding Corp.[1]	109,846
		353,056
	Food Products — 2.9%
7,484	General Mills, Inc.	380,636
1,964	Hershey Co. (The)	288,453
		669,089
	Health Care Equipment & Supplies — 1.2%
1,928	West Pharmaceutical Services, Inc.	277,323
	Health Care Providers & Services — 7.4%
1,305	Amedisys, Inc.[1]	167,719
3,853	AmerisourceBergen Corp.	328,969
439	Anthem, Inc.	118,126
7,250	Centene Corp.[1]	384,830
5,203	Henry Schein, Inc.[1]	325,630
1,310	Humana, Inc.	385,402
		1,710,676
	Hotels, Restaurants & Leisure — 1.8%
4,810	Starbucks Corp.	406,734
	Household Products — 1.0%
3,341	Church & Dwight Co., Inc.	233,670
	Independent Power & Renewable Electricity Producer — 1.6%
21,660	AES Corp.	369,303
	Industrial Conglomerates — 1.4%
1,830	Honeywell International, Inc.	316,096
	Insurance — 4.0%
1,855	Lincoln National Corp.	104,770
1,601	Marsh & McLennan Cos., Inc.	165,896
6,937	Principal Financial Group, Inc.	370,297
1,328	Prudential Financial, Inc.	121,034
947	Willis Towers Watson PLC	176,994
		938,991
	Interactive Media & Services — 2.1%
94	Alphabet, Inc. - Class A1	118,327
1,969	Facebook, Inc. - Class A1	377,359
		495,686
See Notes to Financial Statements.
101

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Shares		Value
COMMON STOCKS* — (Continued)
	Internet & Direct Marketing Retail — 0.6%
3,908	eBay, Inc.	$ 137,757
	IT Services — 6.2%
2,147	Accenture PLC - Class A	398,097
507	Automatic Data Processing, Inc.	82,250
2,213	Cognizant Technology Solutions Corp. - Class A	134,860
3,761	PayPal Holdings, Inc.[1]	391,520
2,401	Visa, Inc. - Class A	429,443
		1,436,170
	Life Sciences Tools & Services — 1.0%
3,080	Agilent Technologies, Inc.	233,310
	Machinery — 4.1%
3,829	Allison Transmission Holdings, Inc.	166,983
2,231	Cummins, Inc.	384,803
3,098	Ingersoll-Rand PLC	393,105
		944,891
	Media — 2.5%
9,136	Discovery, Inc. - Class C1	230,593
4,640	Omnicom Group, Inc.	358,161
		588,754
	Metals & Mining — 0.6%
1,125	Reliance Steel & Aluminum Co.	130,545
	Multi-line Retail — 4.9%
21,801	Macy’s, Inc.[2]	330,503
11,125	Nordstrom, Inc.[2]	399,387
3,848	Target Corp.	411,390
		1,141,280
	Oil, Gas & Consumable Fuels — 1.9%
4,152	Marathon Petroleum Corp.	265,521
1,599	Phillips 66	186,795
		452,316
	Pharmaceuticals — 3.6%
6,297	Bristol-Myers Squibb Co.	361,259
4,649	Elanco Animal Health, Inc.[1]	125,616
3,948	Merck & Co., Inc.	342,134
		829,009
	Professional Services — 1.3%
2,050	ManpowerGroup, Inc.	186,386
5,271	Nielsen Holdings PLC	106,263
		292,649
	Real Estate Management & Development — 2.1%
6,816	CBRE Group, Inc. - Class A1	364,997
847	Jones Lang LaSalle, Inc.	124,102
		489,099
	Semiconductors & Semiconductor Equipment — 4.5%
7,730	Applied Materials, Inc.	419,430
2,372	Intel Corp.	134,089
1,853	Lam Research Corp.	502,237
		1,055,756
See Notes to Financial Statements.
102

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Shares		Value
COMMON STOCKS* — (Continued)
	Software — 4.4%
4,176	Cadence Design Systems, Inc.[1]	$ 272,901
4,269	Fortinet, Inc.[1]	348,180
2,772	Microsoft Corp.	397,422
		1,018,503
	Specialty Retail — 0.9%
1,960	Ross Stores, Inc.	214,953
	Technology Hardware, Storage & Peripherals — 1.3%
17,006	HP, Inc.	295,394
	TOTAL COMMON STOCKS (Cost $19,946,537)	23,161,031
INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.2%
738,416	State Street Navigator Securities Lending Government Money Market Portfolio[3]	738,416
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $738,416)	738,416
TOTAL INVESTMENTS (Cost $20,684,953)	102.9%	$23,899,447
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.9)	(668,229)
NET ASSETS	100.0%	$23,231,218

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral.
See Notes to Financial Statements.
103

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2019
INDUSTRY DIVERSIFICATION
On October 31, 2019, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Health Care Providers & Services	7.4%	$ 1,710,676
Banks	6.6	1,534,209
IT Services	6.2	1,436,170
Multi-line Retail	4.9	1,141,280
Semiconductors & Semiconductor Equipment	4.5	1,055,756
Software	4.4	1,018,503
Machinery	4.1	944,891
Insurance	4.0	938,991
Chemicals	4.0	936,702
Pharmaceuticals	3.6	829,009
Communications Equipment	3.3	761,462
Biotechnology	3.2	754,268
Food Products	2.9	669,089
Consumer Finance	2.8	646,078
Capital Markets	2.6	608,587
Media	2.5	588,754
Aerospace & Defense	2.4	559,774
Equity Real Estate Investment Trusts	2.4	548,503
Interactive Media & Services	2.1	495,686
Real Estate Management & Development	2.1	489,099
Energy Equipment & Services	2.0	468,828
Oil, Gas & Consumable Fuels	1.9	452,316
Hotels, Restaurants & Leisure	1.8	406,734
Entertainment	1.6	372,104
Independent Power & Renewable Electricity Producer	1.6	369,303
Food & Staples Retailing	1.5	353,056
Industrial Conglomerates	1.4	316,096
Technology Hardware, Storage & Peripherals	1.3	295,394
Professional Services	1.3	292,649
Health Care Equipment & Supplies	1.2	277,323
Household Products	1.0	233,670
Life Sciences Tools & Services	1.0	233,310
Electronic Equipment, Instruments & Components	0.9	215,443
Specialty Retail	0.9	214,953
Electric Utilities	0.9	210,209
Construction & Engineering	0.6	142,802
Diversified Telecommunication Services	0.6	141,335
Internet & Direct Marketing Retail	0.6	137,757
Metals & Mining	0.6	130,545
Electrical Equipment	0.5	125,121
Beverages	0.5	104,596
TOTAL COMMON STOCKS	99.7%	$23,161,031
INVESTMENT OF SECURITY LENDING COLLATERAL	3.2	738,416
TOTAL INVESTMENTS	102.9%	$23,899,447
See Notes to Financial Statements.
104

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2019
Shares		Value
COMMON STOCKS* — 99.3%
	Aerospace & Defense — 1.2%
3,210	Spirit AeroSystems Holdings, Inc. - Class A	$ 262,642
	Airlines — 0.9%
3,453	Southwest Airlines Co.	193,817
	Banks — 6.5%
6,895	Bank of America Corp.	215,607
5,626	Citigroup, Inc.	404,284
5,094	Citizens Financial Group, Inc.	179,105
10,569	Fifth Third Bancorp	307,347
4,956	Wells Fargo & Co.	255,878
		1,362,221
	Biotechnology — 4.3%
820	Amgen, Inc.	174,865
551	Biogen, Inc.[1]	164,589
5,283	Celgene Corp.[1]	570,723
		910,177
	Capital Markets — 2.5%
5,580	Intercontinental Exchange, Inc.	526,306
	Chemicals — 1.9%
13,816	Axalta Coating Systems, Ltd.[1]	407,434
	Communications Equipment — 2.4%
779	Arista Networks, Inc.[1]	190,520
3,557	Cisco Systems, Inc.	168,993
1,079	F5 Networks, Inc.[1]	155,462
		514,975
	Construction Materials — 0.8%
1,241	Vulcan Materials Co.	177,302
	Consumer Finance — 2.2%
14,812	Ally Financial, Inc.	453,692
	Electrical Equipment — 3.7%
6,024	AMETEK, Inc.	552,100
2,600	Eaton Corp. PLC	226,486
		778,586
	Energy Equipment & Services — 1.8%
18,003	Baker Hughes Co.	385,264
	Entertainment — 0.5%
1,066	Electronic Arts, Inc.[1]	102,762
	Equity Real Estate Investment Trusts — 1.3%
1,237	American Tower Corp.	269,765
	Food & Staples Retailing — 1.4%
7,207	US Foods Holding Corp.[1]	285,902
	Food Products — 3.5%
7,379	General Mills, Inc.	375,296
4,381	Tyson Foods, Inc. - Class A	362,703
		737,999
	Health Care Equipment & Supplies — 2.5%
1,393	Medtronic PLC	151,698
See Notes to Financial Statements.
105

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Shares		Value
COMMON STOCKS* — (Continued)
	Health Care Equipment & Supplies — (Continued)
3,057	Varian Medical Systems, Inc.[1]	$ 369,316
		521,014
	Health Care Providers & Services — 5.4%
1,252	AmerisourceBergen Corp.	106,896
920	Anthem, Inc.	247,554
6,794	DaVita, Inc.[1]	398,128
2,961	McKesson Corp.	393,813
		1,146,391
	Hotels, Restaurants & Leisure — 2.4%
5,923	Starbucks Corp.	500,849
	Household Products — 0.5%
1,500	Colgate-Palmolive Co.	102,900
	Independent Power & Renewable Electricity Producer — 0.5%
6,435	AES Corp.	109,717
	Industrial Conglomerates — 0.6%
695	Honeywell International, Inc.	120,047
	Insurance — 4.6%
4,692	First American Financial Corp.	289,872
9,502	MetLife, Inc.	444,598
4,242	Principal Financial Group, Inc.	226,438
		960,908
	Interactive Media & Service — 2.7%
2,993	Facebook, Inc. - Class A1	573,608
	Internet & Direct Marketing Retail — 0.7%
3,949	eBay, Inc.	139,202
	IT Services — 7.2%
2,564	Accenture PLC - Class A	475,417
5,377	Akamai Technologies, Inc.[1]	465,110
567	EPAM Systems, Inc.[1]	99,769
4,517	PayPal Holdings, Inc.[1]	470,220
		1,510,516
	Machinery — 3.2%
1,249	Cummins, Inc.	215,427
3,574	Ingersoll-Rand PLC	453,505
		668,932
	Media — 3.9%
13,076	Comcast Corp. - Class A	586,066
3,140	Omnicom Group, Inc.	242,377
		828,443
	Metals & Mining — 2.2%
3,937	Reliance Steel & Aluminum Co.	456,849
	Multi-line Retail — 2.5%
4,983	Target Corp.	532,733
	Multi-Utilities — 1.9%
13,702	CenterPoint Energy, Inc.	398,317
	Oil, Gas & Consumable Fuels — 2.4%
4,353	Phillips 66	508,517
See Notes to Financial Statements.
106

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Shares		Value
COMMON STOCKS* — (Continued)
	Pharmaceuticals — 3.5%
7,404	Bristol-Myers Squibb Co.	$ 424,767
2,425	Jazz Pharmaceuticals PLC[1]	304,653
		729,420
	Professional Services — 0.9%
8,912	Nielsen Holdings PLC	179,666
	Real Estate Management & Development — 2.4%
9,640	CBRE Group, Inc. - Class A1	516,222
	Semiconductors & Semiconductor Equipment — 5.1%
4,400	Intel Corp.	248,732
1,830	Lam Research Corp.	496,003
3,321	Teradyne, Inc.	203,312
998	Texas Instruments, Inc.	117,754
		1,065,801
	Software — 3.6%
1,576	Cadence Design Systems, Inc.[1]	102,992
3,172	Microsoft Corp.	454,770
3,770	Oracle Corp.	205,427
		763,189
	Specialty Retail — 3.2%
5,898	Best Buy Co., Inc.	423,653
2,215	Ross Stores, Inc.	242,919
		666,572
	Technology Hardware, Storage & Peripherals — 2.5%
9,584	Hewlett Packard Enterprise Co.	157,274
6,630	NetApp, Inc.	370,484
		527,758
	TOTAL COMMON STOCKS (Cost $17,718,782)	20,896,415
Face Amount
REPURCHASE AGREEMENT* — 0.6%
$121,654	With Fixed Income Clearing Corp., dated 10/31/19, 0.12%, principal and interest in the amount of $121,654, due 11/1/19, (collateralized by a U.S. Treasury Note with a par value of $120,000, coupon rate of 2.875%, due 11/30/2023, market value of $127,229)	121,654
	TOTAL REPURCHASE AGREEMENT (Cost $121,654)	121,654
TOTAL INVESTMENTS (Cost $17,840,436)	99.9%	$21,018,069
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	28,720
NET ASSETS	100.0%	$21,046,789

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Financial Statements.
107

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2019
INDUSTRY DIVERSIFICATION
On October 31, 2019, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
IT Services	7.2%	$ 1,510,516
Banks	6.5	1,362,221
Health Care Providers & Services	5.4	1,146,391
Semiconductors & Semiconductor Equipment	5.1	1,065,801
Insurance	4.6	960,908
Biotechnology	4.3	910,177
Media	3.9	828,443
Electrical Equipment	3.7	778,586
Software	3.6	763,189
Food Products	3.5	737,999
Pharmaceuticals	3.5	729,420
Machinery	3.2	668,932
Specialty Retail	3.2	666,572
Interactive Media & Service	2.7	573,608
Multi-line Retail	2.5	532,733
Technology Hardware, Storage & Peripherals	2.5	527,758
Capital Markets	2.5	526,306
Health Care Equipment & Supplies	2.5	521,014
Real Estate Management & Development	2.4	516,222
Communications Equipment	2.4	514,975
Oil, Gas & Consumable Fuels	2.4	508,517
Hotels, Restaurants & Leisure	2.4	500,849
Metals & Mining	2.2	456,849
Consumer Finance	2.2	453,692
Chemicals	1.9	407,434
Multi-Utilities	1.9	398,317
Energy Equipment & Services	1.8	385,264
Food & Staples Retailing	1.4	285,902
Equity Real Estate Investment Trusts	1.3	269,765
Aerospace & Defense	1.2	262,642
Airlines	0.9	193,817
Professional Services	0.9	179,666
Construction Materials	0.8	177,302
Internet & Direct Marketing Retail	0.7	139,202
Industrial Conglomerates	0.6	120,047
Independent Power & Renewable Electricity Producer	0.5	109,717
Household Products	0.5	102,900
Entertainment	0.5	102,762
TOTAL COMMON STOCKS	99.3%	$20,896,415
REPURCHASE AGREEMENT	0.6	121,654
TOTAL INVESTMENTS	99.9%	$21,018,069
See Notes to Financial Statements.
108

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Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2019
Shares		Value
COMMON STOCKS* — 98.7%
	Aerospace & Defense — 1.6%
148,260	Arconic, Inc.	$ 4,072,702
	Air Freight & Logistics — 1.4%
47,980	Expeditors International of Washington, Inc.	3,499,661
	Airlines — 2.6%
43,360	Delta Air Lines, Inc.	2,388,269
49,520	Southwest Airlines Co.	2,779,557
14,520	United Airlines Holdings, Inc.[1]	1,318,997
		6,486,823
	Banks — 4.8%
93,500	Bank of America Corp.[2]	2,923,745
37,680	Citigroup, Inc.	2,707,685
75,280	Citizens Financial Group, Inc.	2,646,845
158,740	First Horizon National Corp.	2,535,078
31,640	PacWest Bancorp	1,170,363
		11,983,716
	Beverages — 1.3%
56,920	Monster Beverage Corp.[1]	3,194,920
	Capital Markets — 1.1%
36,780	TD Ameritrade Holding Corp.	1,411,616
80,400	Waddell & Reed Financial, Inc. - Class A3	1,331,424
		2,743,040
	Chemicals — 3.3%
90,760	Axalta Coating Systems, Ltd.[1]	2,676,512
34,320	CF Industries Holdings, Inc.	1,556,412
57,152	PolyOne Corp.	1,831,722
21,660	Scotts Miracle-Gro Co. (The)	2,174,447
		8,239,093
	Commercial Services & Supplies — 3.4%
81,500	Herman Miller, Inc.	3,789,750
53,989	Tetra Tech, Inc.[2]	4,722,418
		8,512,168
	Communications Equipment — 0.5%
23,620	Cisco Systems, Inc.	1,122,186
	Construction & Engineering — 1.3%
35,740	EMCOR Group, Inc.[2]	3,134,755
	Consumer Finance — 2.4%
311,100	SLM Corp.	2,625,684
92,180	Synchrony Financial	3,260,407
		5,886,091
	Distributors — 1.0%
69,020	LKQ Corp.[1]	2,345,990
	Diversified Consumer Services — 0.4%
34,640	Adtalem Global Education, Inc.[1]	1,031,579
	Diversified Financial Services — 1.3%
55,580	Jefferies Financial Group, Inc.	1,037,678
41,080	Voya Financial, Inc.	2,216,677
		3,254,355
See Notes to Financial Statements.
109

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Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Shares		Value
COMMON STOCKS* — (Continued)
	Electric Utilities — 2.5%
71,940	OGE Energy Corp.	$ 3,097,736
94,100	PPL Corp.	3,151,409
		6,249,145
	Electrical Equipment — 2.2%
44,940	AMETEK, Inc.	4,118,751
15,660	Eaton Corp. PLC	1,364,143
		5,482,894
	Electronic Equipment, Instruments & Components — 2.2%
57,180	Methode Electronics, Inc.	1,966,992
27,637	Tech Data Corp.[1]	3,357,896
		5,324,888
	Energy Equipment & Services — 0.5%
60,000	Halliburton Co.	1,155,000
	Equity Real Estate Investment Trusts — 6.8%
29,200	Douglas Emmett, Inc.	1,264,944
39,760	EPR Properties[2]	3,092,931
69,300	Gaming and Leisure Properties, Inc.	2,796,948
100,220	Host Hotels & Resorts, Inc.	1,642,606
37,880	Realty Income Corp.	3,098,205
119,980	Service Properties Trust	3,035,494
47,490	STORE Capital Corp.	1,923,345
		16,854,473
	Food & Staples Retailing — 1.2%
38,480	Sysco Corp.	3,073,398
	Food Products — 2.2%
77,720	General Mills, Inc.	3,952,839
17,740	Tyson Foods, Inc. - Class A	1,468,695
		5,421,534
	Health Care Providers & Services — 6.7%
25,838	Amedisys, Inc.[1,2]	3,320,700
15,340	AmerisourceBergen Corp.	1,309,729
66,750	Cardinal Health, Inc.	3,300,788
47,920	Centene Corp.[1,2]	2,543,594
41,940	DaVita, Inc.[1]	2,457,684
31,660	Molina Healthcare, Inc.[1]	3,724,482
		16,656,977
	Health Care Technology — 1.2%
92,700	HMS Holdings Corp.[1,2]	3,030,363
	Hotels, Restaurants & Leisure — 0.6%
16,540	Hilton Worldwide Holdings, Inc.	1,603,718
	Household Products — 0.0%
1,392	Spectrum Brands Holdings, Inc.	69,892
	Independent Power & Renewable Electricity Producer — 1.2%
167,600	AES Corp.[2]	2,857,580
	Insurance — 4.3%
36,500	Aflac, Inc.	1,940,340
33,700	CNA Financial Corp.	1,511,108
37,760	Hartford Financial Services Group, Inc. (The)	2,155,341
40,940	MetLife, Inc.	1,915,583
See Notes to Financial Statements.
110

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Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Shares		Value
COMMON STOCKS* — (Continued)
	Insurance — (Continued)
142,040	Old Republic International Corp.	$ 3,173,173
		10,695,545
	Internet & Direct Marketing Retail — 0.6%
39,280	eBay, Inc.[2]	1,384,620
	IT Services — 6.3%
28,240	Akamai Technologies, Inc.[1]	2,442,760
18,700	Euronet Worldwide, Inc.[1]	2,619,309
10,960	FleetCor Technologies, Inc.[1,2]	3,224,651
158,860	KBR, Inc.	4,473,497
36,840	MAXIMUS, Inc.	2,827,102
		15,587,319
	Life Sciences Tools & Services — 0.9%
30,000	Medpace Holdings, Inc.[1]	2,208,900
	Machinery — 4.5%
47,480	AGCO Corp.[2]	3,641,241
36,080	Ingersoll-Rand PLC[2]	4,578,191
17,340	Snap-on, Inc.	2,820,698
		11,040,130
	Media — 1.9%
76,280	Comcast Corp. - Class A	3,418,870
15,834	Omnicom Group, Inc.	1,222,226
		4,641,096
	Metals & Mining — 3.3%
14,080	Kaiser Aluminum Corp.	1,507,686
89,382	Newmont Goldcorp Corp.	3,551,147
26,560	Reliance Steel & Aluminum Co.	3,082,023
		8,140,856
	Multi-line Retail — 1.0%
22,800	Target Corp.	2,437,548
	Oil, Gas & Consumable Fuels — 3.5%
67,920	Delek US Holdings, Inc.	2,713,404
48,620	Marathon Petroleum Corp.	3,109,249
24,380	Phillips 66	2,848,072
		8,670,725
	Paper & Forest Products — 1.3%
85,680	Domtar Corp.[2]	3,117,895
	Pharmaceuticals — 2.9%
57,420	Bristol-Myers Squibb Co.	3,294,185
93,540	Elanco Animal Health, Inc.[1]	2,527,451
15,400	Merck & Co., Inc.	1,334,564
		7,156,200
	Professional Services — 1.4%
32,020	Korn Ferry	1,174,814
116,000	Nielsen Holdings PLC	2,338,560
		3,513,374
	Semiconductors & Semiconductor Equipment — 4.8%
61,120	Applied Materials, Inc.	3,316,371
32,980	Diodes, Inc.[1]	1,538,517
74,060	Micron Technology, Inc.[1,2]	3,521,553
See Notes to Financial Statements.
111

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Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Shares		Value
COMMON STOCKS* — (Continued)
	Semiconductors & Semiconductor Equipment — (Continued)
56,900	Teradyne, Inc.	$ 3,483,418
		11,859,859
	Software — 3.4%
84,078	ACI Worldwide, Inc.[1]	2,639,208
19,320	Cadence Design Systems, Inc.[1,2]	1,262,562
30,580	Microsoft Corp.	4,384,255
		8,286,025
	Specialty Retail — 2.4%
59,980	Best Buy Co., Inc.[2]	4,308,363
28,200	TJX Cos., Inc. (The)	1,625,730
		5,934,093
	Technology Hardware, Storage & Peripherals — 1.6%
135,140	HP, Inc.	2,347,382
48,560	Xerox Holdings Corp.	1,647,641
		3,995,023
	Textiles, Apparel & Luxury Goods — 0.9%
56,460	Skechers U.S.A., Inc. - Class A1	2,109,910
	TOTAL COMMON STOCKS (Cost $201,903,870)	244,066,059
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.6%
1,386,900	State Street Navigator Securities Lending Government Money Market Portfolio[4]	1,386,900
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $1,386,900)	1,386,900
TOTAL LONG INVESTMENTS (Cost $203,290,770)	99.3%	$ 245,452,959
COMMON STOCKS SOLD SHORT — (69.3)%
	Aerospace & Defense — (1.0)%
(6,960)	Boeing Co. (The)	(2,365,774)
	Air Freight & Logistics — (2.0)%
(15,600)	FedEx Corp.	(2,381,496)
(22,180)	United Parcel Service, Inc. - Class B	(2,554,471)
		(4,935,967)
	Banks — (2.9)%
(42,320)	Commerce Bancshares, Inc.	(2,723,715)
(28,000)	First Republic Bank	(2,978,080)
(92,000)	People’s United Financial, Inc.	(1,487,640)
		(7,189,435)
	Capital Markets — (2.0)%
(9,340)	FactSet Research Systems, Inc.	(2,367,877)
(11,600)	Moody’s Corp.	(2,560,004)
		(4,927,881)
	Chemicals — (5.2)%
(18,865)	Albemarle Corp.	(1,145,860)
(16,880)	Ashland Global Holdings, Inc.	(1,306,006)
(37,660)	DuPont de Nemours, Inc.	(2,482,170)
(22,080)	International Flavors & Fragrances, Inc.	(2,693,981)
(132,540)	Mosaic Co. (The)	(2,634,895)
See Notes to Financial Statements.
112

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Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Shares		Value
COMMON STOCKS SOLD SHORT — (Continued)
	Chemicals — (Continued)
(38,180)	WR Grace & Co.	$ (2,537,061)
		(12,799,973)
	Commercial Services & Supplies — (2.7)%
(129,400)	Covanta Holding Corp.	(1,868,536)
(46,530)	Rollins, Inc.	(1,773,258)
(50,720)	Stericycle, Inc.[1]	(2,921,472)
		(6,563,266)
	Distributors — (0.5)%
(13,280)	Genuine Parts Co.	(1,362,262)
	Diversified Telecommunication Services — (0.5)%
(20,460)	Cogent Communications Holdings, Inc.	(1,199,774)
	Electric Utilities — (1.6)%
(14,000)	IDACORP, Inc.	(1,506,680)
(47,540)	PNM Resources, Inc.	(2,479,211)
		(3,985,891)
	Electronic Equipment, Instruments & Components — (2.3)%
(61,860)	Cognex Corp.	(3,185,171)
(14,140)	Littelfuse, Inc.	(2,482,560)
		(5,667,731)
	Equity Real Estate Investment Trusts — (5.0)%
(75,260)	Acadia Realty Trust	(2,105,775)
(56,460)	Cousins Properties, Inc.	(2,265,740)
(84,400)	Healthcare Realty Trust, Inc.	(2,934,588)
(48,020)	Liberty Property Trust	(2,836,541)
(33,620)	Macerich Co. (The)	(924,550)
(20,160)	Vornado Realty Trust	(1,323,101)
		(12,390,295)
	Food Products — (3.3)%
(122,020)	Hain Celestial Group, Inc. (The)[1]	(2,884,553)
(41,020)	Kellogg Co.	(2,606,001)
(16,340)	McCormick & Co., Inc.	(2,625,674)
		(8,116,228)
	Health Care Equipment & Supplies — (3.9)%
(35,740)	Abbott Laboratories	(2,988,222)
(14,960)	Becton Dickinson & Co.	(3,829,760)
(20,900)	Danaher Corp.	(2,880,438)
		(9,698,420)
	Hotels, Restaurants & Leisure — (1.6)%
(59,280)	Cheesecake Factory, Inc. (The)	(2,477,311)
(9,640)	Cracker Barrel Old Country Store, Inc.	(1,499,020)
		(3,976,331)
	Household Durables — (1.1)%
(19,900)	Mohawk Industries, Inc.[1]	(2,853,262)
	Household Products — (0.5)%
(8,200)	Clorox Co. (The)	(1,211,058)
	Industrial Conglomerates — (2.0)%
(16,480)	3M Co.	(2,719,035)
See Notes to Financial Statements.
113

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Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Shares		Value
COMMON STOCKS SOLD SHORT — (Continued)
	Industrial Conglomerates — (Continued)
(234,300)	General Electric Co.	$ (2,338,314)
		(5,057,349)
	Insurance — (2.0)%
(16,540)	Arthur J Gallagher & Co.	(1,508,779)
(2,900)	Markel Corp.[1]	(3,395,900)
		(4,904,679)
	IT Services — (2.0)%
(39,260)	Black Knight, Inc.[1]	(2,520,492)
(17,280)	Jack Henry & Associates, Inc.	(2,446,157)
		(4,966,649)
	Leisure Product — (1.1)%
(28,160)	Polaris Industries, Inc.	(2,777,984)
	Life Sciences Tools & Services — (1.2)%
(14,300)	Bio-Techne Corp.	(2,976,831)
	Machinery — (1.5)%
(21,360)	Deere & Co.	(3,719,630)
	Media — (1.0)%
(52,660)	John Wiley & Sons, Inc. - Class A	(2,426,046)
	Mortgage Real Estate Investment Trust — (1.1)%
(73,540)	Blackstone Mortgage Trust, Inc. - Class A	(2,669,502)
	Multi-line Retail — (1.1)%
(23,700)	Dollar Tree, Inc.[1]	(2,616,480)
	Oil, Gas & Consumable Fuels — (2.1)%
(20,640)	Cheniere Energy, Inc.[1]	(1,270,392)
(194,180)	Kinder Morgan, Inc.	(3,879,716)
		(5,150,108)
	Professional Services — (1.8)%
(32,420)	Equifax, Inc.	(4,432,138)
	Road & Rail — (3.5)%
(6,620)	AMERCO	(2,681,365)
(28,420)	JB Hunt Transport Services, Inc.	(3,341,055)
(16,240)	Union Pacific Corp.	(2,687,071)
		(8,709,491)
	Semiconductors & Semiconductor Equipment — (3.4)%
(82,880)	Advanced Micro Devices, Inc.[1]	(2,812,119)
(7,660)	NVIDIA Corp.	(1,539,813)
(50,400)	QUALCOMM, Inc.	(4,054,176)
		(8,406,108)
	Software — (5.1)%
(16,860)	Autodesk, Inc.[1]	(2,484,490)
(36,100)	Pegasystems, Inc.	(2,715,081)
(41,960)	PTC, Inc.[1]	(2,807,543)
(17,400)	Tyler Technologies, Inc.[1]	(4,672,248)
		(12,679,362)
	Specialty Retail — (0.9)%
(30,380)	Monro, Inc.	(2,129,942)
See Notes to Financial Statements.
114

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Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Shares		Value
COMMON STOCKS SOLD SHORT — (Continued)
	Trading Companies & Distributors — (0.7)%
(9,820)	Watsco, Inc.	$ (1,731,266)
	Water Utilities — (2.7)%
(13,560)	American States Water Co.	(1,289,963)
(67,400)	Aqua America, Inc.	(3,055,242)
(40,020)	California Water Service Group	(2,239,919)
		(6,585,124)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(163,715,924))	(171,182,237)
TOTAL SHORT INVESTMENTS (Proceeds $(163,715,924))	(69.3)%	$(171,182,237)
TOTAL INVESTMENTS (Cost $39,574,846)	30.0%	$ 74,270,722
OTHER ASSETS IN EXCESS OF LIABILITIES	70.0	172,954,031
NET ASSETS	100.0%	$ 247,224,753

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $38,884,803.
[3]	Securities or partial securities on loan. See Note 1.
[4]	Represents an investment of securities lending cash collateral.
See Notes to Financial Statements.
115

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Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
INDUSTRY DIVERSIFICATION
On October 31, 2019, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Long Positions:
Equity Real Estate Investment Trusts	6.8%	$ 16,854,473
Health Care Providers & Services	6.7	16,656,977
IT Services	6.3	15,587,319
Banks	4.8	11,983,716
Semiconductors & Semiconductor Equipment	4.8	11,859,859
Machinery	4.5	11,040,130
Insurance	4.3	10,695,545
Oil, Gas & Consumable Fuels	3.5	8,670,725
Commercial Services & Supplies	3.4	8,512,168
Software	3.4	8,286,025
Chemicals	3.3	8,239,093
Metals & Mining	3.3	8,140,856
Pharmaceuticals	2.9	7,156,200
Airlines	2.6	6,486,823
Electric Utilities	2.5	6,249,145
Specialty Retail	2.4	5,934,093
Consumer Finance	2.4	5,886,091
Electrical Equipment	2.2	5,482,894
Food Products	2.2	5,421,534
Electronic Equipment, Instruments & Components	2.2	5,324,888
Media	1.9	4,641,096
Aerospace & Defense	1.6	4,072,702
Technology Hardware, Storage & Peripherals	1.6	3,995,023
Professional Services	1.4	3,513,374
Air Freight & Logistics	1.4	3,499,661
Diversified Financial Services	1.3	3,254,355
Beverages	1.3	3,194,920
Construction & Engineering	1.3	3,134,755
Paper & Forest Products	1.3	3,117,895
Food & Staples Retailing	1.2	3,073,398
Health Care Technology	1.2	3,030,363
Independent Power & Renewable Electricity Producer	1.2	2,857,580
Capital Markets	1.1	2,743,040
Multi-line Retail	1.0	2,437,548
Distributors	1.0	2,345,990
Life Sciences Tools & Services	0.9	2,208,900
Textiles, Apparel & Luxury Goods	0.9	2,109,910
Hotels, Restaurants & Leisure	0.6	1,603,718
Internet & Direct Marketing Retail	0.6	1,384,620
Energy Equipment & Services	0.5	1,155,000
Communications Equipment	0.5	1,122,186
Diversified Consumer Services	0.4	1,031,579
Household Products	0.0	69,892
Short Positions:
Diversified Telecommunication Services	(0.5)	(1,199,774)
Household Products	(0.5)	(1,211,058)
Distributors	(0.5)	(1,362,262)
Trading Companies & Distributors	(0.7)	(1,731,266)
Specialty Retail	(0.9)	(2,129,942)
Aerospace & Defense	(1.0)	(2,365,774)
Media	(1.0)	(2,426,046)
Multi-line Retail	(1.1)	(2,616,480)
Mortgage Real Estate Investment Trust	(1.1)	(2,669,502)
See Notes to Financial Statements.
116

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Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2019
	% of Net Assets	Value
INDUSTRIES: — (Continued)
Short Positions: — (Continued)
Leisure Product	(1.1)%	$ (2,777,984)
Household Durables	(1.1)	(2,853,262)
Life Sciences Tools & Services	(1.2)	(2,976,831)
Machinery	(1.5)	(3,719,630)
Hotels, Restaurants & Leisure	(1.6)	(3,976,331)
Electric Utilities	(1.6)	(3,985,891)
Professional Services	(1.8)	(4,432,138)
Insurance	(2.0)	(4,904,679)
Capital Markets	(2.0)	(4,927,881)
Air Freight & Logistics	(2.0)	(4,935,967)
IT Services	(2.0)	(4,966,649)
Industrial Conglomerates	(2.0)	(5,057,349)
Oil, Gas & Consumable Fuels	(2.1)	(5,150,108)
Electronic Equipment, Instruments & Components	(2.3)	(5,667,731)
Commercial Services & Supplies	(2.7)	(6,563,266)
Water Utilities	(2.7)	(6,585,124)
Banks	(2.9)	(7,189,435)
Food Products	(3.3)	(8,116,228)
Semiconductors & Semiconductor Equipment	(3.4)	(8,406,108)
Road & Rail	(3.5)	(8,709,491)
Health Care Equipment & Supplies	(3.9)	(9,698,420)
Equity Real Estate Investment Trusts	(5.0)	(12,390,295)
Software	(5.1)	(12,679,362)
Chemicals	(5.2)	(12,799,973)
TOTAL COMMON STOCKS	29.4%	$ 72,883,822
INVESTMENT OF SECURITY LENDING COLLATERAL	0.6	1,386,900
TOTAL INVESTMENTS	30.0%	$ 74,270,722
See Notes to Financial Statements.
117

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Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2019
Shares		Value
COMMON STOCKS* — 129.3%
	Aerospace & Defense — 1.3%
33,240	Arconic, Inc.	$ 913,103
	Air Freight & Logistics — 1.6%
15,340	Expeditors International of Washington, Inc.[1]	1,118,900
	Airlines — 1.0%
12,180	Southwest Airlines Co.	683,663
	Banks — 10.1%
36,300	Bank of America Corp.	1,135,101
14,000	Citigroup, Inc.	1,006,040
20,480	Citizens Financial Group, Inc.	720,077
48,380	Fifth Third Bancorp[1]	1,406,890
26,540	First Horizon National Corp.	423,844
75,400	FNB Corp.	909,324
10,097	JPMorgan Chase & Co.	1,261,317
		6,862,593
	Biotechnology — 1.2%
12,580	Gilead Sciences, Inc.	801,472
	Capital Markets — 0.5%
3,520	Intercontinental Exchange, Inc.	332,006
	Chemicals — 2.0%
23,080	Axalta Coating Systems, Ltd.[2]	680,629
30,160	Huntsman Corp.	667,441
		1,348,070
	Commercial Services & Supplies — 1.5%
21,760	Herman Miller, Inc.	1,011,840
	Communications Equipment — 1.8%
26,180	Cisco Systems, Inc.[1]	1,243,812
	Construction & Engineering — 2.4%
18,592	EMCOR Group, Inc.[1]	1,630,704
	Consumer Finance — 3.7%
30,440	Ally Financial, Inc.	932,377
44,940	Synchrony Financial[1]	1,589,528
		2,521,905
	Containers & Packaging — 0.3%
7,310	Silgan Holdings, Inc.	224,929
	Diversified Financial Services — 1.4%
17,480	Voya Financial, Inc.	943,221
	Electric Utilities — 3.4%
21,320	Exelon Corp.[1]	969,847
9,640	Hawaiian Electric Industries, Inc.	435,246
26,780	PPL Corp.	896,862
		2,301,955
	Electrical Equipment — 2.2%
16,080	AMETEK, Inc.[1]	1,473,732
	Electronic Equipment, Instruments & Components — 2.7%
15,060	Tech Data Corp.[1,2]	1,829,790
	Equity Real Estate Investment Trusts — 5.4%
6,680	EPR Properties	519,637
See Notes to Financial Statements.
118

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Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Shares		Value
COMMON STOCKS* — (Continued)
	Equity Real Estate Investment Trusts — (Continued)
9,300	Gaming and Leisure Properties, Inc.	$ 375,348
4,300	National Health Investors, Inc.	368,897
17,200	Omega Healthcare Investors, Inc.	757,488
17,191	Service Properties Trust	434,933
29,480	STORE Capital Corp.	1,193,940
		3,650,243
	Food & Staples Retailing — 1.9%
5,320	Sysco Corp.	424,909
7,520	Walmart, Inc.	881,795
		1,306,704
	Food Products — 4.0%
28,920	General Mills, Inc.[1]	1,470,871
15,140	Tyson Foods, Inc. - Class A1	1,253,441
		2,724,312
	Health Care Providers & Services — 10.9%
10,640	Amedisys, Inc.[1,2]	1,367,453
11,080	AmerisourceBergen Corp.	946,011
3,640	Anthem, Inc.	979,451
22,240	Cardinal Health, Inc.	1,099,768
5,280	Centene Corp.[2]	280,262
13,060	DaVita, Inc.[2]	765,316
10,140	Henry Schein, Inc.[2]	634,612
11,100	Molina Healthcare, Inc.[1,2]	1,305,804
		7,378,677
	Hotels, Restaurants & Leisure — 3.9%
12,220	Hilton Worldwide Holdings, Inc.[1]	1,184,851
17,620	Starbucks Corp.[1]	1,489,947
		2,674,798
	Household Products — 1.3%
12,320	Church & Dwight Co., Inc.	861,661
	Independent Power & Renewable Electricity Producer — 1.8%
72,300	AES Corp.[1]	1,232,715
	Insurance — 5.3%
26,960	Aflac, Inc.[1]	1,433,193
8,140	Allstate Corp. (The)	866,259
13,080	MetLife, Inc.[1]	612,013
31,640	Old Republic International Corp.	706,838
		3,618,303
	Internet & Direct Marketing Retail — 1.2%
22,700	eBay, Inc.	800,175
	IT Services — 10.4%
12,600	Akamai Technologies, Inc.[2]	1,089,900
13,220	Amdocs, Ltd.	861,944
4,920	FleetCor Technologies, Inc.[1,2]	1,447,563
41,140	Genpact, Ltd.[1]	1,611,454
6,480	ManTech International Corp. - Class A	513,086
13,880	MAXIMUS, Inc.	1,065,151
2,800	Visa, Inc. - Class A	500,808
		7,089,906
See Notes to Financial Statements.
119

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Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Shares		Value
COMMON STOCKS* — (Continued)
	Life Sciences Tools & Services — 3.1%
4,500	Agilent Technologies, Inc.	$ 340,875
10,340	Bruker Corp.	460,130
18,000	Medpace Holdings, Inc.[2]	1,325,340
		2,126,345
	Machinery — 5.2%
8,960	AGCO Corp.	687,142
6,520	Crane Co.	498,910
5,540	IDEX Corp.	861,636
11,660	Ingersoll-Rand PLC[1]	1,479,538
		3,527,226
	Media — 5.9%
33,460	Comcast Corp. - Class A1	1,499,677
30,220	Discovery, Inc. - Class A2,3	814,580
74,480	News Corp. - Class A	1,021,121
8,780	Omnicom Group, Inc.	677,728
		4,013,106
	Metals & Mining — 3.9%
34,360	Newmont Goldcorp Corp.	1,365,123
11,140	Reliance Steel & Aluminum Co.	1,292,685
		2,657,808
	Multi-line Retail — 2.2%
11,340	Nordstrom, Inc.[3]	407,106
9,840	Target Corp.	1,051,994
		1,459,100
	Oil, Gas & Consumable Fuels — 4.4%
5,480	ConocoPhillips	302,496
14,960	Delek US Holdings, Inc.	597,652
16,740	Marathon Petroleum Corp.	1,070,523
10,261	Valero Energy Corp.	995,112
		2,965,783
	Pharmaceuticals — 2.7%
22,460	Bristol-Myers Squibb Co.	1,288,530
6,080	Merck & Co., Inc.	526,893
		1,815,423
	Professional Services — 1.0%
11,920	Robert Half International, Inc.	682,658
	Real Estate Investment Trusts — 0.8%
58,380	VEREIT, Inc.	574,459
	Road & Rail — 1.4%
8,320	Landstar System, Inc.	941,408
	Semiconductors & Semiconductor Equipment — 6.8%
17,300	Applied Materials, Inc.	938,698
28,400	Diodes, Inc.[1,2]	1,324,860
11,380	Entegris, Inc.	546,240
18,320	Micron Technology, Inc.[2]	871,116
20,120	ON Semiconductor Corp.[2]	410,448
8,200	Teradyne, Inc.	502,004
		4,593,366
See Notes to Financial Statements.
120

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Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Shares		Value
COMMON STOCKS* — (Continued)
	Software — 1.1%
10,880	ACI Worldwide, Inc.[2]	$ 341,523
7,620	SPS Commerce, Inc.[2]	402,108
		743,631
	Specialty Retail — 4.7%
14,760	Best Buy Co., Inc.	1,060,211
12,220	Ross Stores, Inc.[1]	1,340,167
13,560	TJX Cos., Inc. (The)	781,734
		3,182,112
	Technology Hardware, Storage & Peripherals — 1.3%
15,360	NetApp, Inc.	858,318
	Textiles, Apparel & Luxury Goods — 1.0%
19,000	Skechers U.S.A., Inc. - Class A2	710,030
	Wireless Telecommunication Services — 0.6%
16,360	Telephone & Data Systems, Inc.	426,832
	TOTAL COMMON STOCKS (Cost $67,583,804)	87,856,794
COMMON STOCKS SOLD SHORT* — (29.5)%
	Aerospace & Defense — (0.3)%
(600)	Boeing Co. (The)	(203,946)
	Air Freight & Logistics — (0.8)%
(1,400)	FedEx Corp.	(213,724)
(2,945)	United Parcel Service, Inc. - Class B	(339,176)
		(552,900)
	Banks — (2.8)%
(4,520)	Commerce Bancshares, Inc.	(290,907)
(2,980)	First Republic Bank	(316,953)
(7,180)	Glacier Bancorp, Inc.	(303,858)
(18,980)	Old National Bancorp	(341,545)
(17,380)	People’s United Financial, Inc.	(281,035)
(2,920)	Signature Bank	(345,494)
		(1,879,792)
	Building Products — (0.4)%
(1,000)	Lennox International, Inc.	(247,360)
	Capital Markets — (0.4)%
(1,100)	FactSet Research Systems, Inc.	(278,872)
	Chemicals — (1.0)%
(3,700)	Ashland Global Holdings, Inc.	(286,269)
(1)	Dow, Inc.[2]	(50)
(2,060)	DuPont de Nemours, Inc.	(135,775)
(2,000)	International Flavors & Fragrances, Inc.	(244,020)
		(666,114)
	Commercial Services & Supplies — (0.9)%
(9,390)	Rollins, Inc.	(357,853)
(4,680)	Stericycle, Inc.[2]	(269,568)
		(627,421)
	Construction Materials — (0.5)%
(3,420)	Eagle Materials, Inc.	(312,383)
See Notes to Financial Statements.
121

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Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Containers & Packaging — (0.4)%
(3,919)	Ball Corp.	$ (274,212)
	Distributors — (0.4)%
(2,820)	Genuine Parts Co.	(289,276)
	Electric Utilities — (1.1)%
(2,420)	Eversource Energy	(202,651)
(2,280)	IDACORP, Inc.	(245,373)
(5,440)	PNM Resources, Inc.	(283,696)
		(731,720)
	Equity Real Estate Investment Trusts — (1.0)%
(8,120)	Acadia Realty Trust	(227,198)
(7,280)	HCP, Inc.	(273,873)
(2,900)	Vornado Realty Trust	(190,327)
		(691,398)
	Food Products — (0.9)%
(10,600)	Conagra Brands, Inc.	(286,730)
(1,920)	McCormick & Co., Inc.	(308,525)
		(595,255)
	Gas Utilities — (0.3)%
(2,880)	Northwest Natural Holding Co.	(199,757)
	Health Care Equipment & Supplies — (2.2)%
(2,500)	Abbott Laboratories	(209,025)
(1,520)	Becton Dickinson & Co.	(389,120)
(5,920)	DENTSPLY SIRONA, Inc.	(324,298)
(1,247)	Edwards Lifesciences Corp.[2]	(297,260)
(1,980)	Zimmer Biomet Holdings, Inc.	(273,695)
		(1,493,398)
	Hotels, Restaurants & Leisure — (2.4)%
(6,340)	Cheesecake Factory, Inc. (The)	(264,949)
(1,580)	Cracker Barrel Old Country Store, Inc.	(245,690)
(1,040)	Domino’s Pizza, Inc.	(282,485)
(2,260)	Marriott International, Inc. - Class A	(286,003)
(1,160)	Vail Resorts, Inc.	(269,549)
(2,500)	Wynn Resorts, Ltd.	(303,350)
		(1,652,026)
	Household Durables — (0.6)%
(2,940)	Mohawk Industries, Inc.[2]	(421,537)
	Household Products — (0.4)%
(1,920)	Clorox Co. (The)	(283,565)
	Industrial Conglomerates — (0.7)%
(1,660)	3M Co.	(273,884)
(17,580)	General Electric Co.	(175,448)
		(449,332)
	Insurance — (1.6)%
(13,940)	CNO Financial Group, Inc.	(218,161)
(300)	Markel Corp.[2]	(351,300)
(4,120)	Mercury General Corp.	(198,007)
(8,000)	ProAssurance Corp.	(313,760)
		(1,081,228)
See Notes to Financial Statements.
122

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Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Machinery — (1.6)%
(1,800)	Deere & Co.	$ (313,452)
(2,200)	Nordson Corp.	(344,982)
(1,400)	RBC Bearings, Inc.[2]	(224,616)
(94)	Wabtec Corp.	(6,521)
(2,020)	Woodward, Inc.	(215,453)
		(1,105,024)
	Marine — (0.3)%
(2,780)	Kirby Corp.[2]	(220,065)
	Mortgage Real Estate Investment Trust — (0.4)%
(7,220)	Blackstone Mortgage Trust, Inc. - Class A	(262,086)
	Multi-line Retail — (0.3)%
(8,540)	Big Lots, Inc.	(185,062)
	Oil, Gas & Consumable Fuels — (0.0)%
(40)	Williams Cos., Inc. (The)	(892)
	Professional Services — (0.4)%
(2,100)	Equifax, Inc.	(287,091)
	Road & Rail — (2.3)%
(880)	AMERCO	(356,435)
(3,180)	JB Hunt Transport Services, Inc.	(373,841)
(10,200)	Knight-Swift Transportation Holdings, Inc.	(371,892)
(1,500)	Norfolk Southern Corp.	(273,000)
(1,320)	Union Pacific Corp.	(218,407)
		(1,593,575)
	Semiconductors & Semiconductor Equipment — (2.3)%
(10,860)	Advanced Micro Devices, Inc.[2]	(368,480)
(1,960)	Cabot Microelectronics Corp.	(296,195)
(3,480)	QUALCOMM, Inc.	(279,931)
(5,460)	Semtech Corp.[2]	(275,512)
(3,540)	Skyworks Solutions, Inc.	(322,352)
		(1,542,470)
	Software — (1.1)%
(1,820)	Autodesk, Inc.[2]	(268,195)
(3,320)	PTC, Inc.[2]	(222,141)
(1,820)	salesforce.com, Inc.[2]	(284,812)
		(775,148)
	Specialty Retail — (0.4)%
(3,440)	Monro, Inc.	(241,178)
	Water Utilities — (1.3)%
(3,080)	American States Water Co.	(293,000)
(7,200)	Aqua America, Inc.	(326,376)
See Notes to Financial Statements.
123

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Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
Water Utilities — (Continued)
(4,900)	California Water Service Group	$ (274,253)
		(893,629)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(20,890,959))		(20,037,712)
TOTAL SHORT INVESTMENTS (Proceeds $(20,890,959))	(29.5)%	$(20,037,712)
TOTAL INVESTMENTS (Cost $46,692,845)	99.8%	$ 67,819,082
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	104,285
NET ASSETS	100.0%	$ 67,923,367

*	Percentages indicated are based on net assets.
[1]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $24,783,257.
[2]	Non income-producing security.
[3]	Securities or partial securities on loan. See Note 1.
See Notes to Financial Statements.
124

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Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
INDUSTRY DIVERSIFICATION
On October 31, 2019, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Long Positions:
Health Care Providers & Services	10.9%	$ 7,378,677
IT Services	10.4	7,089,906
Banks	10.1	6,862,593
Semiconductors & Semiconductor Equipment	6.8	4,593,366
Media	5.9	4,013,106
Equity Real Estate Investment Trusts	5.4	3,650,243
Insurance	5.3	3,618,303
Machinery	5.2	3,527,226
Specialty Retail	4.7	3,182,112
Oil, Gas & Consumable Fuels	4.4	2,965,783
Food Products	4.0	2,724,312
Hotels, Restaurants & Leisure	3.9	2,674,798
Metals & Mining	3.9	2,657,808
Consumer Finance	3.7	2,521,905
Electric Utilities	3.4	2,301,955
Life Sciences Tools & Services	3.1	2,126,345
Electronic Equipment, Instruments & Components	2.7	1,829,790
Pharmaceuticals	2.7	1,815,423
Construction & Engineering	2.4	1,630,704
Electrical Equipment	2.2	1,473,732
Multi-line Retail	2.2	1,459,100
Chemicals	2.0	1,348,070
Food & Staples Retailing	1.9	1,306,704
Communications Equipment	1.8	1,243,812
Independent Power & Renewable Electricity Producer	1.8	1,232,715
Air Freight & Logistics	1.6	1,118,900
Commercial Services & Supplies	1.5	1,011,840
Diversified Financial Services	1.4	943,221
Road & Rail	1.4	941,408
Aerospace & Defense	1.3	913,103
Household Products	1.3	861,661
Technology Hardware, Storage & Peripherals	1.3	858,318
Biotechnology	1.2	801,472
Internet & Direct Marketing Retail	1.2	800,175
Software	1.1	743,631
Textiles, Apparel & Luxury Goods	1.0	710,030
Airlines	1.0	683,663
Professional Services	1.0	682,658
Real Estate Investment Trusts	0.8	574,459
Wireless Telecommunication Services	0.6	426,832
Capital Markets	0.5	332,006
Containers & Packaging	0.3	224,929
Short Positions:
Oil, Gas & Consumable Fuels	0.0	(892)
Multi-line Retail	(0.3)	(185,062)
Gas Utilities	(0.3)	(199,757)
Aerospace & Defense	(0.3)	(203,946)
Marine	(0.3)	(220,065)
Specialty Retail	(0.4)	(241,178)
Building Products	(0.4)	(247,360)
Mortgage Real Estate Investment Trust	(0.4)	(262,086)
Containers & Packaging	(0.4)	(274,212)
Capital Markets	(0.4)	(278,872)
See Notes to Financial Statements.
125

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Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2019
	% of Net Assets	Value
INDUSTRIES: — (Continued)
Short Positions: — (Continued)
Household Products	(0.4)%	$ (283,565)
Professional Services	(0.4)	(287,091)
Distributors	(0.4)	(289,276)
Construction Materials	(0.5)	(312,383)
Household Durables	(0.6)	(421,537)
Industrial Conglomerates	(0.7)	(449,332)
Air Freight & Logistics	(0.8)	(552,900)
Food Products	(0.9)	(595,255)
Commercial Services & Supplies	(0.9)	(627,421)
Chemicals	(1.0)	(666,114)
Equity Real Estate Investment Trusts	(1.0)	(691,398)
Electric Utilities	(1.1)	(731,720)
Software	(1.1)	(775,148)
Water Utilities	(1.3)	(893,629)
Insurance	(1.6)	(1,081,228)
Machinery	(1.6)	(1,105,024)
Health Care Equipment & Supplies	(2.2)	(1,493,398)
Semiconductors & Semiconductor Equipment	(2.3)	(1,542,470)
Road & Rail	(2.3)	(1,593,575)
Hotels, Restaurants & Leisure	(2.4)	(1,652,026)
Banks	(2.8)	(1,879,792)
TOTAL COMMON STOCKS	99.8%	$67,819,082
TOTAL INVESTMENTS	99.8%	$67,819,082
See Notes to Financial Statements.
126

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Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2019
Shares		Value
COMMON STOCKS* — 97.6%
	Aerospace & Defense — 8.0%
23,824	Boeing Co. (The)	$ 8,098,016
36,032	Raytheon Co.	7,646,351
39,721	United Technologies Corp.	5,703,141
		21,447,508
	Banks — 7.1%
54,644	JPMorgan Chase & Co.	6,826,128
39,837	PNC Financial Services Group, Inc. (The)	5,844,088
126,844	Wells Fargo & Co.	6,548,956
		19,219,172
	Beverages — 2.2%
42,362	PepsiCo, Inc.	5,810,796
	Biotechnology — 3.6%
16,829	Biogen, Inc.[1]	5,026,990
75,025	Gilead Sciences, Inc.	4,779,843
		9,806,833
	Capital Markets — 2.1%
56,128	Northern Trust Corp.	5,594,839
	Communications Equipment — 2.3%
130,963	Cisco Systems, Inc.	6,222,052
	Consumer Finance — 2.4%
79,006	Discover Financial Services	6,341,022
	Electrical Equipment — 3.1%
90,143	AMETEK, Inc.	8,261,606
	Electronic Equipment, Instruments & Components — 2.4%
65,080	Amphenol Corp. - Class A	6,529,476
	Energy Equipment & Services — 1.0%
145,479	Halliburton Co.	2,800,471
	Food & Staples Retailing — 2.4%
54,831	Walmart, Inc.	6,429,483
	Health Care Equipment & Supplies — 3.7%
47,911	Abbott Laboratories	4,005,838
138,017	Smith & Nephew PLC, Sponsored ADR	5,965,095
		9,970,933
	Health Care Providers & Services — 2.2%
35,977	Laboratory Corp. of America Holdings[1]	5,927,930
	Household Products — 2.2%
85,101	Colgate-Palmolive Co.	5,837,929
	Insurance — 2.0%
34,967	Chubb, Ltd.	5,329,670
	Interactive Media & Service — 3.6%
7,772	Alphabet, Inc. - Class C1	9,793,575
	Internet & Direct Marketing Retail — 3.2%
4,201	Booking Holdings, Inc.[1]	8,606,883
	IT Services — 12.5%
31,788	Accenture PLC - Class A	5,894,131
75,283	Cognizant Technology Solutions Corp. - Class A	4,587,746
See Notes to Financial Statements.
127

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Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — (Continued)
24,441	Gartner, Inc.[1]	$ 3,765,869
52,313	Global Payments, Inc.	8,850,313
38,391	Mastercard, Inc. - Class A	10,627,013
		33,725,072
	Life Sciences Tools & Services — 2.0%
25,236	Waters Corp.[1]	5,340,442
	Machinery — 2.0%
29,944	Parker-Hannifin Corp.	5,494,425
	Media — 4.1%
136,105	Comcast Corp. - Class A	6,100,226
62,812	Omnicom Group, Inc.	4,848,458
		10,948,684
	Multi-line Retail — 4.1%
50,577	Dollar General Corp.	8,109,516
26,220	Dollar Tree, Inc.[1]	2,894,688
		11,004,204
	Oil, Gas & Consumable Fuels — 2.3%
53,371	Chevron Corp.	6,198,508
	Pharmaceuticals — 3.6%
98,240	Bristol-Myers Squibb Co.	5,636,029
35,639	Eli Lilly & Co.	4,061,064
		9,697,093
	Software — 3.1%
151,212	Oracle Corp.	8,239,542
	Specialty Retail — 4.3%
30,125	Home Depot, Inc. (The)	7,066,722
18,770	Ulta Salon Cosmetics & Fragrance, Inc.[1]	4,376,226
		11,442,948
	Technology Hardware, Storage & Peripherals — 3.8%
41,368	Apple, Inc.	10,290,704
	Textiles, Apparel & Luxury Goods — 2.3%
62,857	Carter’s, Inc.	6,300,786
	TOTAL COMMON STOCKS (Cost $150,233,690)	262,612,586
Face Amount
REPURCHASE AGREEMENT* — 2.4%
$6,357,561	With Fixed Income Clearing Corp., dated 10/31/19, 0.12%, principal and interest in the amount of $6,357,582, due 11/1/19, (collateralized by a U.S. Treasury Note with a par value of $6,120,000, coupon rate of 2.875%, due 11/30/2023, market value of $6,488,681)	6,357,561
	TOTAL REPURCHASE AGREEMENT (Cost $6,357,561)	6,357,561
TOTAL INVESTMENTS (Cost $156,591,251)	100.0%	$268,970,147
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	63,351
NET ASSETS	100.0%	$269,033,498
See Notes to Financial Statements.
128

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Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.

Abbreviations:
ADR — American Depositary Receipt
See Notes to Financial Statements.
129

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2019
INDUSTRY DIVERSIFICATION
On October 31, 2019, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
IT Services	12.5%	$ 33,725,072
Aerospace & Defense	8.0	21,447,508
Banks	7.1	19,219,172
Specialty Retail	4.3	11,442,948
Multi-line Retail	4.1	11,004,204
Media	4.1	10,948,684
Technology Hardware, Storage & Peripherals	3.8	10,290,704
Health Care Equipment & Supplies	3.7	9,970,933
Biotechnology	3.6	9,806,833
Interactive Media & Service	3.6	9,793,575
Pharmaceuticals	3.6	9,697,093
Internet & Direct Marketing Retail	3.2	8,606,883
Electrical Equipment	3.1	8,261,606
Software	3.1	8,239,542
Electronic Equipment, Instruments & Components	2.4	6,529,476
Food & Staples Retailing	2.4	6,429,483
Consumer Finance	2.4	6,341,022
Textiles, Apparel & Luxury Goods	2.3	6,300,786
Communications Equipment	2.3	6,222,052
Oil, Gas & Consumable Fuels	2.3	6,198,508
Health Care Providers & Services	2.2	5,927,930
Household Products	2.2	5,837,929
Beverages	2.2	5,810,796
Capital Markets	2.1	5,594,839
Machinery	2.0	5,494,425
Life Sciences Tools & Services	2.0	5,340,442
Insurance	2.0	5,329,670
Energy Equipment & Services	1.0	2,800,471
TOTAL COMMON STOCKS	97.6%	$262,612,586
REPURCHASE AGREEMENT	2.4	6,357,561
TOTAL INVESTMENTS	100.0%	$268,970,147
See Notes to Financial Statements.
130

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2019
Shares		Value
COMMON STOCKS* — 100.0%
	Advertising — 1.5%
1,153,423	Outfront Media, Inc.	$ 30,346,559
	Aerospace & Defense — 0.9%
462,346	AAR Corp.	19,302,945
	Airlines — 0.6%
585,821	Atlas Air Worldwide Holdings, Inc.[1]	12,847,055
	Automotive — 0.9%
188,767	LCI Industries	18,333,051
	Banking — 15.4%
623,022	Ameris Bancorp	26,696,493
1,080,440	First Midwest Bancorp, Inc.	22,192,237
2,952,172	FNB Corp.	35,603,194
677,319	Hancock Whitney Corp.	26,415,441
515,956	IBERIABANK Corp.	37,866,011
846,376	Simmons First National Corp. - Class A	20,245,314
811,271	TCF Financial Corp.	32,118,219
1,690,303	Umpqua Holdings Corp.	26,740,593
787,601	United Community Banks, Inc.	23,793,426
861,193	Western Alliance Bancorp	42,482,651
317,352	Wintrust Financial Corp.	20,253,405
		314,406,984
	Beverages, Food & Tobacco — 1.2%
1,923,092	Hostess Brands, Inc.[1]	24,577,116
	Building Materials — 3.6%
1,337,544	Builders FirstSource, Inc.[1]	30,241,870
332,893	EMCOR Group, Inc.	29,198,045
266,764	US Concrete, Inc.[1,2]	13,941,087
		73,381,002
	Commercial Services — 10.3%
310,157	Aaron’s, Inc.	23,240,064
301,998	AMN Healthcare Services, Inc.[1]	17,745,402
367,210	ASGN, Inc.[1]	23,350,884
2,329,093	Evolent Health, Inc. - Class A1,2	17,747,689
556,096	HealthEquity, Inc.[1]	31,580,692
1,075,941	NeoGenomics, Inc.[1]	24,671,327
2,491,576	R1 RCM, Inc.[1]	26,485,453
438,941	SPS Commerce, Inc.[1]	23,162,917
449,689	Syneos Health, Inc.[1]	22,551,903
		210,536,331
	Communications — 3.1%
679,323	Ciena Corp.[1]	25,216,470
712,786	NETGEAR, Inc.[1]	19,366,395
930,515	Vocera Communications, Inc.[1,2]	18,535,859
		63,118,724
	Computer Software & Processing — 4.3%
137,212	CACI International, Inc. - Class A1	30,701,185
643,698	CommVault Systems, Inc.[1]	31,972,480
574,745	Verint Systems, Inc.[1]	26,087,675
		88,761,340
	Computers & Information — 1.5%
1,960,368	FireEye, Inc.[1]	31,052,229
See Notes to Financial Statements.
131

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Shares		Value
COMMON STOCKS* — (Continued)
	Diversified Financial Services — 0.7%
661,295	Blucora, Inc.[1]	$ 14,303,811
	Electric Utilities — 1.8%
144,028	Ormat Technologies, Inc.	11,026,784
468,457	Portland General Electric Co.	26,645,834
		37,672,618
	Electrical Equipment — 2.7%
690,480	Energizer Holdings, Inc.[2]	29,338,495
376,013	EnerSys	25,140,229
		54,478,724
	Electronics — 3.5%
592,777	Diodes, Inc.[1]	27,653,047
244,526	Mercury Systems, Inc.[1]	18,011,785
2,286,791	TTM Technologies, Inc.[1]	26,778,323
		72,443,155
	Entertainment & Leisure — 1.5%
1,493,515	Callaway Golf Co.	30,198,873
	Financial Services — 5.3%
390,961	Evercore, Inc. - Class A	28,790,368
868,051	Hannon Armstrong Sustainable Infrastructure Capital, Inc.[2]	25,920,003
823,493	Hudson Pacific Properties, Inc.	29,579,869
961,889	Pebblebrook Hotel Trust	24,730,166
		109,020,406
	Forest Products & Paper — 4.1%
491,154	Beacon Roofing Supply, Inc.[1]	15,245,420
534,158	Boise Cascade Co.	19,106,832
1,649,209	Graphic Packaging Holding Co.	25,826,613
398,693	Masonite International Corp.[1]	24,483,737
		84,662,602
	Health Care Providers — 1.2%
1,447,134	Tivity Health, Inc.[1,2]	23,458,042
	Heavy Construction — 3.6%
616,117	Granite Construction, Inc.	14,503,394
503,727	MasTec, Inc.[1,2]	31,704,577
1,690,862	TRI Pointe Group, Inc.[1]	26,614,168
		72,822,139
	Heavy Machinery — 5.7%
652,578	Brooks Automation, Inc.	27,714,988
335,102	Dycom Industries, Inc.[1]	15,277,300
552,847	Entegris, Inc.	26,536,656
1,155,212	Rexnord Corp.[1]	32,680,947
299,457	Timken Co. (The)	14,673,393
		116,883,284
	Home Construction, Furnishings & Appliances — 0.9%
117,016	Helen of Troy, Ltd.[1]	17,524,316
	Household Products — 0.8%
1,437,095	Ferro Corp.[1]	15,994,867
	Industrial - Diversified — 1.4%
903,050	Hillenbrand, Inc.	27,804,910
See Notes to Financial Statements.
132

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Shares		Value
COMMON STOCKS* — (Continued)
	Insurance — 1.6%
1,333,806	Radian Group, Inc.	$ 33,478,531
	Lodging — 3.4%
1,418,524	Boyd Gaming Corp.	38,654,779
1,405,354	Penn National Gaming, Inc.[1]	29,955,121
		68,609,900
	Media - Broadcasting & Publishing — 1.8%
372,735	Nexstar Media Group, Inc. - Class A	36,263,388
	Medical Supplies — 5.1%
323,883	Cantel Medical Corp.[2]	23,607,832
104,380	ICU Medical, Inc.[1]	16,868,852
152,740	II-VI, Inc.[1]	5,063,331
628,964	Luminex Corp.	12,890,617
353,825	Merit Medical Systems, Inc.[1]	7,308,255
346,114	NuVasive, Inc.[1]	24,414,882
709,963	Wright Medical Group N.V.[1]	14,767,230
		104,920,999
	Miscellaneous — 1.1%
1,110,390	Columbia Property Trust, Inc.	22,785,203
	Oil & Gas — 2.5%
1,651,563	Carrizo Oil & Gas, Inc.[1,2]	12,155,504
440,047	Delek US Holdings, Inc.	17,579,878
890,260	Matador Resources Co.[1,2]	12,383,516
1,016,029	ProPetro Holding Corp.[1]	7,874,225
		49,993,123
	Pharmaceuticals — 3.1%
1,395,592	Horizon Therapeutics PLC[1]	40,346,565
788,308	Supernus Pharmaceuticals, Inc.[1]	21,907,079
		62,253,644
	Restaurants — 0.7%
352,321	Dave & Buster’s Entertainment, Inc.[2]	14,015,329
	Retailers — 0.5%
1,909,894	Party City Holdco, Inc.[1,2]	10,733,604
	Technology — 1.5%
322,114	j2 Global, Inc.	30,587,945
	Telecommunications — 1.4%
2,843,643	Vonage Holdings Corp.[1]	27,782,392
	Textiles, Clothing & Fabrics — 0.8%
230,002	Oxford Industries, Inc.	15,837,938
	TOTAL COMMON STOCKS (Cost $1,963,209,966)	2,041,193,079
See Notes to Financial Statements.
133

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Face Amount		Value
REPURCHASE AGREEMENT* — 0.5%
$ 9,850,204
With Fixed Income Clearing Corp., dated 10/31/19, 0.12%, principal and interest in the amount of $9,850,237, due 11/1/19, (collateralized by a U.S. Treasury Note with a par value of $9,480,000, coupon rate of 2.875%, due 11/30/2023, market value of $10,051,094)
		$ 9,850,204
TOTAL REPURCHASE AGREEMENT (Cost $9,850,204)		9,850,204
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.5%
91,536,981	State Street Navigator Securities Lending Government Money Market Portfolio[3]	91,536,981
TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $91,536,981)		91,536,981
TOTAL INVESTMENTS (Cost $2,064,597,151)	105.0%	$2,142,580,264
LIABILITIES IN EXCESS OF OTHER ASSETS	(5.0)	(101,074,441)
NET ASSETS	100.0%	$2,041,505,823

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral.
See Notes to Financial Statements.
134

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2019
INDUSTRY DIVERSIFICATION
On October 31, 2019, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Banking	15.4%	$ 314,406,984
Commercial Services	10.3	210,536,331
Heavy Machinery	5.7	116,883,284
Financial Services	5.3	109,020,406
Medical Supplies	5.1	104,920,999
Computer Software & Processing	4.3	88,761,340
Forest Products & Paper	4.1	84,662,602
Building Materials	3.6	73,381,002
Heavy Construction	3.6	72,822,139
Electronics	3.5	72,443,155
Lodging	3.4	68,609,900
Communications	3.1	63,118,724
Pharmaceuticals	3.1	62,253,644
Electrical Equipment	2.7	54,478,724
Oil & Gas	2.5	49,993,123
Electric Utilities	1.8	37,672,618
Media - Broadcasting & Publishing	1.8	36,263,388
Insurance	1.6	33,478,531
Computers & Information	1.5	31,052,229
Technology	1.5	30,587,945
Advertising	1.5	30,346,559
Entertainment & Leisure	1.5	30,198,873
Industrial - Diversified	1.4	27,804,910
Telecommunications	1.4	27,782,392
Beverages, Food & Tobacco	1.2	24,577,116
Health Care Providers	1.2	23,458,042
Miscellaneous	1.1	22,785,203
Aerospace & Defense	0.9	19,302,945
Automotive	0.9	18,333,051
Home Construction, Furnishings & Appliances	0.9	17,524,316
Household Products	0.8	15,994,867
Textiles, Clothing & Fabrics	0.8	15,837,938
Diversified Financial Services	0.7	14,303,811
Restaurants	0.7	14,015,329
Airlines	0.6	12,847,055
Retailers	0.5	10,733,604
TOTAL COMMON STOCKS	100.0%	$2,041,193,079
REPURCHASE AGREEMENT	0.5	9,850,204
INVESTMENT OF SECURITY LENDING COLLATERAL	4.5	91,536,981
TOTAL INVESTMENTS	105.0%	$2,142,580,264
See Notes to Financial Statements.
135

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2019
Shares		Value
COMMON STOCKS* — 99.3%
	Advertising — 1.4%
7,345	Omnicom Group, Inc.	$ 566,961
	Aerospace & Defense — 2.3%
2,845	General Dynamics Corp.	502,996
2,035	Raytheon Co.	431,847
		934,843
	Airlines — 1.7%
12,025	Southwest Airlines Co.	674,963
	Automotive — 0.9%
13,380	Honda Motor Co., Ltd., Sponsored ADR	360,859
	Banking — 11.5%
7,675	Capital One Financial Corp.	715,694
15,040	Citigroup, Inc.	1,080,774
4,595	M&T Bank Corp.	719,255
5,065	PNC Financial Services Group, Inc. (The)	743,036
7,390	State Street Corp.	488,257
3,690	SVB Financial Group[1]	817,261
		4,564,277
	Beverages, Food & Tobacco — 7.2%
16,580	Altria Group, Inc.	742,618
18,780	Archer-Daniels-Midland Co.	789,511
6,450	JM Smucker Co. (The)	681,636
8,025	Tyson Foods, Inc. - Class A	664,390
		2,878,155
	Chemicals — 2.3%
6,620	Albemarle Corp.[2]	402,099
5,710	LyondellBasell Industries N.V. - Class A	512,187
		914,286
	Commercial Services — 3.2%
396	Booking Holdings, Inc.[1]	811,313
12,685	eBay, Inc.	447,146
		1,258,459
	Computer Software & Processing — 0.8%
5,150	Amdocs, Ltd.	335,780
	Electric Utilities — 6.9%
14,045	Exelon Corp.	638,907
22,390	PPL Corp.	749,841
10,350	Public Service Enterprise Group, Inc.	655,259
11,315	Southern Co. (The)	708,998
		2,753,005
	Electronic Technology — 1.1%
1,560	Lam Research Corp.	422,822
	Electronics — 2.9%
20,105	Intel Corp.	1,136,536
	Financial Services — 12.8%
46,600	Bank of America Corp.	1,457,182
1,505	BlackRock, Inc.	694,858
15,545	CubeSmart	492,777
13,635	JPMorgan Chase & Co.	1,703,284
See Notes to Financial Statements.
136

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Shares		Value
COMMON STOCKS* — (Continued)
	Financial Services — (Continued)
5,475	Mid-America Apartment Communities, Inc.	$ 760,970
		5,109,071
	Forest Products & Paper — 1.1%
12,135	Westrock Co.	453,485
	Health Care Providers — 1.5%
3,730	Laboratory Corp. of America Holdings[1]	614,592
	Heavy Machinery — 5.3%
4,535	Caterpillar, Inc.	624,923
4,320	Cummins, Inc.	745,114
8,340	Eaton Corp. PLC	726,497
		2,096,534
	Insurance — 3.8%
10,025	Aflac, Inc.	532,929
5,650	Allstate Corp. (The)	601,273
5,390	Progressive Corp. (The)	375,683
		1,509,885
	Media - Broadcasting & Publishing — 2.7%
12,040	Comcast Corp. - Class A	539,633
20,420	Discovery, Inc. - Class A1,2	550,421
		1,090,054
	Metals & Mining — 0.9%
11,690	Corning, Inc.	346,375
	Oil & Gas — 10.3%
14,170	Cimarex Energy Co.	598,257
12,230	ConocoPhillips	675,096
7,370	EOG Resources, Inc.	510,815
4,390	Phillips 66	512,840
3,520	Pioneer Natural Resources Co.	433,030
12,820	Total SA, Sponsored ADR	674,717
7,190	Valero Energy Corp.	697,286
		4,102,041
	Pharmaceuticals — 11.1%
10,005	Cardinal Health, Inc.	494,747
3,449	Cigna Corp.[1]	615,509
10,010	Johnson & Johnson	1,321,720
8,405	Merck & Co., Inc.	728,377
32,975	Pfizer, Inc.	1,265,251
		4,425,604
	Real Estate Investment Trusts — 2.3%
5,975	Lamar Advertising Co. - Class A	478,060
7,000	Ventas, Inc.	455,700
		933,760
	Retailers — 1.1%
370	AutoZone, Inc.[1]	423,421
	Technology — 1.3%
11,285	Cisco Systems, Inc.	536,150
See Notes to Financial Statements.
137

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Shares		Value
COMMON STOCKS* — (Continued)
	Telecommunications — 2.9%
29,637	AT&T, Inc.	$ 1,140,728
	TOTAL COMMON STOCKS (Cost $34,470,524)	39,582,646
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.0%
7,645	State Street Navigator Securities Lending Government Money Market Portfolio[3]	7,645
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $7,645)	7,645
TOTAL INVESTMENTS (Cost $34,478,169)	99.3%	$39,590,291
OTHER ASSETS IN EXCESS OF LIABILITIES	0.7	278,250
NET ASSETS	100.0%	$39,868,541

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral.

Abbreviations:
ADR — American Depositary Receipt
See Notes to Financial Statements.
138

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2019
INDUSTRY DIVERSIFICATION
On October 31, 2019, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Financial Services	12.8%	$ 5,109,071
Banking	11.5	4,564,277
Pharmaceuticals	11.1	4,425,604
Oil & Gas	10.3	4,102,041
Beverages, Food & Tobacco	7.2	2,878,155
Electric Utilities	6.9	2,753,005
Heavy Machinery	5.3	2,096,534
Insurance	3.8	1,509,885
Commercial Services	3.2	1,258,459
Telecommunications	2.9	1,140,728
Electronics	2.9	1,136,536
Media - Broadcasting & Publishing	2.7	1,090,054
Aerospace & Defense	2.3	934,843
Real Estate Investment Trusts	2.3	933,760
Chemicals	2.3	914,286
Airlines	1.7	674,963
Health Care Providers	1.5	614,592
Advertising	1.4	566,961
Technology	1.3	536,150
Forest Products & Paper	1.1	453,485
Retailers	1.1	423,421
Electronic Technology	1.1	422,822
Automotive	0.9	360,859
Metals & Mining	0.9	346,375
Computer Software & Processing	0.8	335,780
TOTAL COMMON STOCKS	99.3%	$39,582,646
INVESTMENT OF SECURITY LENDING COLLATERAL	0.0	7,645
TOTAL INVESTMENTS	99.3%	$39,590,291
See Notes to Financial Statements.
139

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2019
Shares		Value
COMMON STOCKS* — 99.1%
	Air Freight & Logistics — 1.1%
2,195	United Parcel Service, Inc. - Class B	$ 252,798
	Banks — 4.6%
8,830	BB&T Corp.	468,431
3,905	Comerica, Inc.	255,465
2,545	PNC Financial Services Group, Inc. (The)	373,352
		1,097,248
	Beverages — 2.2%
3,870	PepsiCo, Inc.	530,848
	Biotechnology — 2.4%
2,680	Amgen, Inc.	571,510
	Capital Markets — 6.1%
1,645	Ameriprise Financial, Inc.	248,214
770	BlackRock, Inc.	355,509
4,170	Northern Trust Corp.	415,666
3,735	T Rowe Price Group, Inc.	432,513
		1,451,902
	Chemicals — 2.9%
1,615	Air Products & Chemicals, Inc.	344,415
4,700	RPM International, Inc.	340,421
		684,836
	Communications Equipment — 3.2%
16,300	Cisco Systems, Inc.	774,413
	Distributors — 1.7%
3,985	Genuine Parts Co.	408,781
	Diversified Telecommunication Services — 1.7%
10,791	AT&T, Inc.	415,346
	Electric Utilities — 3.7%
5,150	Evergy, Inc.	329,137
6,940	OGE Energy Corp.	298,836
2,665	Pinnacle West Capital Corp.	250,830
		878,803
	Electrical Equipment — 3.3%
3,985	Eaton Corp. PLC	347,133
2,535	Rockwell Automation, Inc.	435,995
		783,128
	Electronic Equipment, Instruments & Components — 2.2%
9,875	Corning, Inc.	292,596
2,615	TE Connectivity, Ltd.	234,043
		526,639
	Equity Real Estate Investment Trusts — 2.5%
7,355	Lamar Advertising Co. - Class A	588,474
	Food Products — 3.6%
2,950	Hershey Co. (The)	433,266
10,675	Hormel Foods Corp.	436,501
		869,767
	Health Care Providers & Services — 1.9%
4,600	Quest Diagnostics, Inc.	465,750
See Notes to Financial Statements.
140

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Shares		Value
COMMON STOCKS* — (Continued)
	Hotels, Restaurants & Leisure — 4.3%
3,410	McDonald’s Corp.	$ 670,747
4,265	Starbucks Corp.	360,648
		1,031,395
	Household Products — 1.4%
2,300	Clorox Co. (The)	339,687
	Industrial Conglomerates — 2.0%
2,875	3M Co.	474,346
	Insurance — 4.4%
6,980	Aflac, Inc.	371,057
3,100	Allstate Corp. (The)	329,902
6,730	Principal Financial Group, Inc.	359,247
		1,060,206
	IT Services — 5.6%
2,120	Accenture PLC - Class A	393,090
11,210	Paychex, Inc.	937,605
		1,330,695
	Machinery — 1.1%
1,650	Snap-on, Inc.	268,405
	Media — 3.1%
8,060	Comcast Corp. - Class A	361,249
4,910	Omnicom Group, Inc.	379,003
		740,252
	Multi-Utilities — 4.2%
2,480	DTE Energy Co.	315,754
5,905	Public Service Enterprise Group, Inc.	373,845
3,430	WEC Energy Group, Inc.	323,792
		1,013,391
	Oil, Gas & Consumable Fuels — 5.8%
2,200	Chevron Corp.	255,508
7,000	ConocoPhillips	386,400
4,385	Marathon Petroleum Corp.	280,421
4,700	Valero Energy Corp.	455,806
		1,378,135
	Pharmaceuticals — 7.1%
5,530	Johnson & Johnson	730,181
5,480	Merck & Co., Inc.	474,897
12,750	Pfizer, Inc.	489,217
		1,694,295
	Road & Rail — 1.1%
1,575	Union Pacific Corp.	260,599
	Semiconductors & Semiconductor Equipment — 10.3%
8,515	Intel Corp.	481,353
2,340	Lam Research Corp.	634,234
12,215	Maxim Integrated Products, Inc.	716,532
5,290	Texas Instruments, Inc.	624,167
		2,456,286
	Software — 1.1%
1,875	Microsoft Corp.	268,819
See Notes to Financial Statements.
141

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Shares		Value
COMMON STOCKS* — (Continued)
	Specialty Retail — 2.4%
2,440	Home Depot, Inc. (The)	$ 572,375
	Technology Hardware, Storage & Peripherals — 1.2%
5,000	NetApp, Inc.	279,400
	Tobacco — 0.9%
4,825	Altria Group, Inc.	216,112
	TOTAL COMMON STOCKS (Cost $20,249,106)	23,684,641
Face Amount
REPURCHASE AGREEMENT* — 0.8%
$200,493	With Fixed Income Clearing Corp., dated 10/31/19, 0.12%, principal and interest in the amount of $200,493, due 11/1/19, (collateralized by a U.S. Treasury Note with a par value of $205,000, coupon rate of 1.875%, due 3/31/2022, market value of $206,441)	200,493
	TOTAL REPURCHASE AGREEMENT (Cost $200,493)	200,493
TOTAL INVESTMENTS (Cost $20,449,599)	99.9%	$23,885,134
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	15,168
NET ASSETS	100.0%	$23,900,302

*	Percentages indicated are based on net assets.
See Notes to Financial Statements.
142

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2019
INDUSTRY DIVERSIFICATION
On October 31, 2019, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Semiconductors & Semiconductor Equipment	10.3%	$ 2,456,286
Pharmaceuticals	7.1	1,694,295
Capital Markets	6.1	1,451,902
Oil, Gas & Consumable Fuels	5.8	1,378,135
IT Services	5.6	1,330,695
Banks	4.6	1,097,248
Insurance	4.4	1,060,206
Hotels, Restaurants & Leisure	4.3	1,031,395
Multi-Utilities	4.2	1,013,391
Electric Utilities	3.7	878,803
Food Products	3.6	869,767
Electrical Equipment	3.3	783,128
Communications Equipment	3.2	774,413
Media	3.1	740,252
Chemicals	2.9	684,836
Equity Real Estate Investment Trusts	2.5	588,474
Specialty Retail	2.4	572,375
Biotechnology	2.4	571,510
Beverages	2.2	530,848
Electronic Equipment, Instruments & Components	2.2	526,639
Industrial Conglomerates	2.0	474,346
Health Care Providers & Services	1.9	465,750
Diversified Telecommunication Services	1.7	415,346
Distributors	1.7	408,781
Household Products	1.4	339,687
Technology Hardware, Storage & Peripherals	1.2	279,400
Software	1.1	268,819
Machinery	1.1	268,405
Road & Rail	1.1	260,599
Air Freight & Logistics	1.1	252,798
Tobacco	0.9	216,112
TOTAL COMMON STOCKS	99.1%	$23,684,641
REPURCHASE AGREEMENT	0.8	200,493
TOTAL INVESTMENTS	99.9%	$23,885,134
See Notes to Financial Statements.
143

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2019
Shares		Value
EXCHANGE-TRADED FUNDS* — 2.2%
22,100	SPDR S&P 500 ETF Trust[1]	$ 6,703,593
30,000	Vanguard S&P 500 ETF[1]	8,356,500
	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,430,609)	15,060,093
Face Amount
U.S. TREASURY BILL* — 22.1%
$150,000,000	U.S. Treasury Bill, 1.629% due 01/9/20[1]	149,559,407
	TOTAL U.S. TREASURY BILL (Cost $149,532,918)	149,559,407
REPURCHASE AGREEMENT* — 0.3%
2,039,197	With Fixed Income Clearing Corp., dated 10/31/19, 0.12%, principal and interest in the amount of $2,039,204, due 11/1/19, (collateralized by U.S. Treasury Notes with a par value of $1,990,000, coupon rate of 1.875% - 2.875%, due 3/31/22 - 11/30/2023, market value of $2,083,010)	2,039,197
	TOTAL REPURCHASE AGREEMENT (Cost $2,039,197)	2,039,197
TOTAL PURCHASED OPTIONS (Cost $1,030,138,398)	154.9%	1,050,874,312
TOTAL INVESTMENTS (Cost $1,188,141,122)	179.5%	$1,217,533,009
LIABILITIES IN EXCESS OF OTHER ASSETS	(79.5)	(539,226,286)
NET ASSETS[2]	100.0%	$ 678,306,723

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $35,270 is held as collateral to secure the open written call and put options contracts.
See Notes to Financial Statements.
144

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2019
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	1,000.00	12/20/19	USD	5,175	$ 1,571,937,300	$1,050,706,125	$1,029,517,191	$ 21,188,934
PUTS:
S&P 500 Index	OCC**	2,000.00	12/20/19	USD	5,175	1,571,937,300	168,187	621,207	(453,020)
TOTAL PURCHASED OPTIONS						$ 3,143,874,600	$1,050,874,312	$1,030,138,398	$ 20,735,914
WRITTEN OPTIONS
CALL:
S&P 500 Index	OCC**	2,000.00	12/20/19	USD	5,175	(1,571,937,300)	(534,732,750)	(515,403,918)	(19,328,832)
PUTS:
S&P 500 Index	OCC**	2,900.00	11/15/19	USD	430	(130,615,080)	(156,950)	(780,085)	623,135
S&P 500 Index	OCC**	2,950.00	11/15/19	USD	450	(136,690,200)	(310,500)	(1,196,374)	885,874
S&P 500 Index	OCC**	3,050.00	11/15/19	USD	1,320	(400,957,920)	(4,006,200)	(9,689,341)	5,683,141
S&P 500 Index	OCC**	1,000.00	12/20/19	USD	5,175	(1,571,937,300)	(12,938)	(23,184)	10,246
TOTAL PUTS						$(2,240,200,500)	$ (4,486,588)	$ (11,688,984)	$ 7,202,396
TOTAL WRITTEN OPTIONS						$(3,812,137,800)	$ (539,219,338)	$ (527,092,902)	$(12,126,436)

**	The Options Clearing Corp
SECTOR DIVERSIFICATION
On October 31, 2019, sector diversification of the Portfolio was as follows:
	% of Net Assets	Value
SECTOR:
Purchased Options	154.9%	$ 1,050,874,312
U.S. Treasury Bill	22.1	149,559,407
Exchange-Traded Funds	2.2	15,060,093
TOTAL	179.2%	$1,215,493,812
REPURCHASE AGREEMENT	0.3	2,039,197
TOTAL INVESTMENTS	179.5%	$1,217,533,009
See Notes to Financial Statements.
145

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2019
Face Amount		Value
U.S. TREASURY BILL* — 96.3%
$1,178,000	U.S. Treasury Bill, 1.629% due 01/9/20[1]	$ 1,174,540
TOTAL U.S. TREASURY BILL (Cost $1,174,331)		1,174,540
TOTAL INVESTMENTS (Cost $1,174,331)	96.3%	$1,174,540
OTHER ASSETS IN EXCESS OF LIABILITIES	3.7	45,014
NET ASSETS[2]	100.0%	$1,219,554

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $1,031 is held as collateral to secure the open written put options contracts.
See Notes to Financial Statements.
146

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2019
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
WRITTEN OPTIONS
PUTS:
iShares MSCI Emerging Market ETF	OCC**	43.00	11/15/19	USD	25	$ (108,050)	$(1,800)	$ (2,985)	$ 1,185
iShares MSCI EAFE ETF	OCC**	66.00	11/15/19	USD	65	(442,130)	(1,170)	(4,453)	3,283
Russell 2000 Index	OCC**	1,535.00	11/15/19	USD	1	(159,973)	(845)	(2,905)	2,060
S&P 500 Index	OCC**	2,990.00	11/15/19	USD	2	(607,512)	(2,380)	(8,905)	6,525
TOTAL PUTS						$(1,317,665)	$(6,195)	$(19,248)	$13,053
TOTAL WRITTEN OPTIONS						$(1,317,665)	$(6,195)	$(19,248)	$13,053

**	The Options Clearing Corp
SECTOR DIVERSIFICATION
On October 31, 2019, sector diversification of the Portfolio was as follows:
	% of Net Assets	Value
SECTOR:
U.S. Treasury Bill	96.3%	$ 1,174,540
TOTAL INVESTMENTS	96.3%	$1,174,540
See Notes to Financial Statements.
147

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2019
Shares		Value
COMMON STOCKS* — 47.2%
	Aerospace & Defense — 0.2%
221	Vectrus, Inc.[1,2]	$ 10,102
	Airlines — 0.3%
208	United Airlines Holdings, Inc.[1,2]	18,895
	Automobiles — 0.5%
3,109	Ford Motor Co.[2]	26,706
	Banks — 4.6%
937	Bank of America Corp.[2]	29,300
838	Bank OZK[2]	23,514
571	Cadence BanCorp[3]	8,782
746	Citizens Financial Group, Inc.[2]	26,229
384	East West Bancorp, Inc.[2]	16,481
2,435	First BanCorp[2]	25,616
1,027	First Hawaiian, Inc.[2]	28,068
817	First Horizon National Corp.[2]	13,048
2,259	FNB Corp.[2]	27,244
696	PacWest Bancorp[2]	25,745
1,668	Regions Financial Corp.[2]	26,855
620	Umpqua Holdings Corp.[2]	9,808
		260,690
	Building Products — 0.8%
369	Armstrong World Industries, Inc.[2]	34,512
1,054	Resideo Technologies, Inc.[1,2]	10,045
		44,557
	Capital Markets — 0.9%
907	Federated Investors, Inc. - Class B2	28,969
216	SEI Investments Co.[2]	12,943
594	Waddell & Reed Financial, Inc. - Class A3	9,837
		51,749
	Chemicals — 1.4%
1,111	Huntsman Corp.[2]	24,587
164	Innospec, Inc.[2]	14,983
1,004	Olin Corp.[2]	18,413
236	Scotts Miracle-Gro Co. (The)[2]	23,692
		81,675
	Commercial Services & Supplies — 2.4%
648	ABM Industries, Inc.[2]	23,626
409	Brady Corp. - Class A2	23,043
490	Herman Miller, Inc.[2]	22,785
1,591	Steelcase, Inc. - Class A2	27,795
464	Tetra Tech, Inc.[2]	40,586
		137,835
	Construction & Engineering — 1.8%
899	AECOM[1,2]	35,969
389	EMCOR Group, Inc.[2]	34,119
771	Quanta Services, Inc.[2]	32,421
		102,509
	Consumer Finance — 1.7%
1,031	Ally Financial, Inc.[2]	31,580
134	Capital One Financial Corp.[2]	12,495
2,485	SLM Corp.[2]	20,973
See Notes to Financial Statements.
148

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Shares		Value
COMMON STOCKS* — (Continued)
	Consumer Finance — (Continued)
861	Synchrony Financial[2]	$ 30,454
		95,502
	Diversified Consumer Services — 0.5%
318	frontdoor, Inc.[1,2]	15,337
240	Service Corp. International[2]	10,915
		26,252
	Diversified Financial Services — 1.0%
1,187	AXA Equitable Holdings, Inc.[2]	25,639
555	Voya Financial, Inc.[2]	29,948
		55,587
	Electric Utilities — 1.0%
658	OGE Energy Corp.[2]	28,333
842	PPL Corp.[2]	28,199
		56,532
	Electrical Equipment — 0.2%
147	AMETEK, Inc.[2]	13,473
	Electronic Equipment, Instruments & Components — 0.5%
1,234	Knowles Corp.[1,2]	26,630
	Energy Equipment & Services — 0.5%
706	Apergy Corp.[1,2]	17,770
475	Baker Hughes Co.[2]	10,165
		27,935
	Equity Real Estate Investment Trusts — 3.8%
638	American Assets Trust, Inc.[2]	31,236
873	Armada Hoffler Properties, Inc.[2]	16,360
902	CubeSmart[2]	28,593
378	EPR Properties[2]	29,405
755	Gaming and Leisure Properties, Inc.[2]	30,472
581	Host Hotels & Resorts, Inc.[2]	9,523
886	Park Hotels & Resorts, Inc.[2]	20,600
626	Service Properties Trust[2]	15,838
859	STORE Capital Corp.[2]	34,789
		216,816
	Food & Staples Retailing — 0.2%
317	US Foods Holding Corp.[1,2]	12,575
	Food Products — 1.2%
481	Bunge, Ltd.[2]	25,974
491	General Mills, Inc.[2]	24,972
188	Tyson Foods, Inc. - Class A2	15,565
		66,511
	Health Care Equipment & Supplies — 1.1%
716	Avanos Medical, Inc.[1,2]	31,533
2,166	SeaSpine Holdings Corp.[1,2]	29,977
		61,510
	Health Care Providers & Services — 1.1%
597	Cardinal Health, Inc.[2]	29,522
1,847	Select Medical Holdings Corp.[1,2]	33,652
		63,174
See Notes to Financial Statements.
149

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Shares		Value
COMMON STOCKS* — (Continued)
	Health Care Technology — 0.5%
806	HMS Holdings Corp.[1,2]	$ 26,348
	Hotels, Restaurants & Leisure — 0.7%
144	Hilton Worldwide Holdings, Inc.[2]	13,962
589	Yum China Holdings, Inc.[2]	25,033
		38,995
	Household Durables — 0.3%
388	PulteGroup, Inc.[2]	15,225
	Household Products — 0.4%
183	Church & Dwight Co., Inc.[2]	12,799
58	Procter & Gamble Co. (The)[2]	7,222
		20,021
	Independent Power & Renewable Electricity Producer — 0.5%
1,607	AES Corp.[2]	27,399
	Insurance — 2.0%
493	Athene Holding, Ltd. - Class A1,2	21,372
323	Globe Life, Inc.[2]	31,438
498	MetLife, Inc.[2]	23,301
1,165	Old Republic International Corp.[2]	26,026
347	Unum Group[2]	9,556
		111,693
	Internet & Direct Marketing Retail — 0.3%
526	eBay, Inc.[2]	18,541
	IT Services — 1.3%
396	Akamai Technologies, Inc.[1,2]	34,254
184	Leidos Holdings, Inc.[2]	15,866
234	PayPal Holdings, Inc.[1,2]	24,360
		74,480
	Life Sciences Tools & Services — 0.7%
498	Medpace Holdings, Inc.[1,2]	36,668
	Machinery — 1.8%
243	AGCO Corp.[2]	18,636
472	ITT, Inc.[2]	28,060
1,014	Rexnord Corp.[1,2]	28,686
281	Watts Water Technologies, Inc. - Class A2	26,203
		101,585
	Media — 0.1%
165	DISH Network Corp. - Class A1,2	5,673
	Metals & Mining — 1.3%
135	Kaiser Aluminum Corp.[2]	14,456
805	Newmont Goldcorp Corp.[2]	31,983
878	Steel Dynamics, Inc.[2]	26,656
		73,095
	Mortgage Real Estate Investment Trust — 0.5%
1,301	PennyMac Mortgage Investment Trust[2]	29,780
	Multi-Utilities — 0.5%
890	CenterPoint Energy, Inc.[2]	25,872
	Oil, Gas & Consumable Fuels — 1.9%
539	Marathon Petroleum Corp.[2]	34,469
See Notes to Financial Statements.
150

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Shares		Value
COMMON STOCKS* — (Continued)
	Oil, Gas & Consumable Fuels — (Continued)
245	Phillips 66[2]	$ 28,621
2,508	Range Resources Corp.[2]	10,107
6,300	Southwestern Energy Co.[1,2]	12,915
565	World Fuel Services Corp.[2]	23,600
		109,712
	Paper & Forest Products — 0.3%
426	Domtar Corp.[2]	15,502
	Pharmaceuticals — 0.6%
282	Bristol-Myers Squibb Co.[2]	16,178
696	Elanco Animal Health, Inc.[1,2]	18,806
		34,984
	Professional Services — 0.2%
233	Robert Half International, Inc.[2]	13,344
	Real Estate Management & Development — 0.2%
247	CBRE Group, Inc. - Class A1,2	13,227
	Road & Rail — 0.4%
1,864	Hertz Global Holdings, Inc.[1,2]	25,183
	Semiconductors & Semiconductor Equipment — 1.3%
778	Diodes, Inc.[1,2]	36,294
113	Intel Corp.[2]	6,388
461	Teradyne, Inc.[2]	28,222
		70,904
	Software — 0.7%
802	ACI Worldwide, Inc.[1,2]	25,175
586	Symantec Corp.[2]	13,407
		38,582
	Specialty Retail — 1.8%
160	Aaron’s, Inc.[2]	11,989
1,370	American Eagle Outfitters, Inc.[2]	21,071
652	Dick’s Sporting Goods, Inc.[2]	25,382
571	Penske Automotive Group, Inc.[2]	27,819
234	TJX Cos., Inc. (The)[2]	13,490
		99,751
	Technology Hardware, Storage & Peripherals — 1.0%
1,647	Hewlett Packard Enterprise Co.[2]	27,027
878	Xerox Holdings Corp.[2]	29,791
		56,818
	Textiles, Apparel & Luxury Goods — 0.5%
612	Skechers U.S.A., Inc. - Class A1,2	22,870
143	Tapestry, Inc.[2]	3,698
		26,568
	Thrifts & Mortgage Finance — 1.2%
637	Essent Group, Ltd.[2]	33,181
1,345	Radian Group, Inc.[2]	33,760
		66,941
See Notes to Financial Statements.
151

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Shares		Value
COMMON STOCKS* — (Continued)
	Trading Companies & Distributors — 0.5%
580	WESCO International, Inc.[1,2]	$ 29,087
	TOTAL COMMON STOCKS (Cost $2,470,134)	2,663,193
Face Amount
U.S. TREASURY BILL* — 24.7%
$1,400,000	U.S. Treasury Bill, 1.629% due 01/9/20[4]	1,395,888
	TOTAL U.S. TREASURY BILL (Cost $1,395,640)	1,395,888
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.2%
10,247	State Street Navigator Securities Lending Government Money Market Portfolio[5]	10,247
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $10,247)	10,247
TOTAL PURCHASED OPTIONS (Cost $4,976,514)	90.0%	5,076,688
TOTAL LONG INVESTMENTS (Cost $8,852,535)	162.1%	$ 9,146,016
Shares
COMMON STOCKS SOLD SHORT — (42.6)%
	Aerospace & Defense — (0.4)%
(70)	Boeing Co. (The)	(23,794)
	Air Freight & Logistics — (0.4)%
(152)	FedEx Corp.	(23,204)
	Auto Components — (0.6)%
(361)	LCI Industries	(35,060)
	Banks — (4.3)%
(433)	Berkshire Hills Bancorp, Inc.	(13,436)
(1,056)	CenterState Bank Corp.	(26,780)
(452)	Commerce Bancshares, Inc.	(29,091)
(266)	First Republic Bank	(28,292)
(628)	Glacier Bancorp, Inc.	(26,577)
(343)	Independent Bank Corp.	(28,153)
(273)	Park National Corp.	(27,641)
(1,560)	People’s United Financial, Inc.	(25,225)
(956)	Seacoast Banking Corp. of Florida[1]	(26,768)
(330)	Southside Bancshares, Inc.	(11,369)
		(243,332)
	Building Products — (0.4)%
(98)	Lennox International, Inc.	(24,241)
	Capital Markets — (2.8)%
(4,488)	BGC Partners, Inc. - Class A	(23,338)
(589)	Charles Schwab Corp. (The)	(23,978)
(85)	FactSet Research Systems, Inc.	(21,549)
(138)	Goldman Sachs Group, Inc. (The)	(29,447)
(135)	Moody’s Corp.	(29,793)
See Notes to Financial Statements.
152

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Shares		Value
COMMON STOCKS SOLD SHORT — (Continued)
	Capital Markets — (Continued)
(175)	Morningstar, Inc.	$ (28,322)
		(156,427)
	Chemicals — (2.0)%
(349)	Ashland Global Holdings, Inc.	(27,002)
(168)	DuPont de Nemours, Inc.	(11,073)
(220)	International Flavors & Fragrances, Inc.	(26,842)
(1,089)	Mosaic Co. (The)	(21,650)
(394)	WR Grace & Co.	(26,181)
		(112,748)
	Commercial Services & Supplies — (2.1)%
(789)	Casella Waste Systems, Inc. - Class A1	(34,393)
(1,632)	Covanta Holding Corp.	(23,566)
(612)	Stericycle, Inc.[1]	(35,251)
(230)	Waste Management, Inc.	(25,808)
		(119,018)
	Communications Equipment — (0.3)%
(93)	Motorola Solutions, Inc.	(15,468)
	Construction & Engineering — (0.4)%
(1,399)	WillScot Corp.[1]	(22,048)
	Construction Materials — (0.2)%
(147)	Eagle Materials, Inc.	(13,427)
	Consumer Finance — (0.5)%
(429)	Nelnet, Inc. - Class A	(26,285)
	Distributors — (0.5)%
(253)	Genuine Parts Co.	(25,953)
	Diversified Telecommunication Services — (0.2)%
(221)	Cogent Communications Holdings, Inc.	(12,959)
	Electric Utilities — (0.5)%
(518)	PNM Resources, Inc.	(27,014)
	Electronic Equipment, Instruments & Components — (0.9)%
(513)	Cognex Corp.	(26,414)
(144)	Littelfuse, Inc.	(25,282)
		(51,696)
	Equity Real Estate Investment Trusts — (3.7)%
(836)	Acadia Realty Trust	(23,391)
(174)	Alexandria Real Estate Equities, Inc.	(27,622)
(427)	Cousins Properties, Inc.	(17,135)
(102)	Digital Realty Trust, Inc.	(12,958)
(797)	Healthcare Realty Trust, Inc.	(27,712)
(306)	SL Green Realty Corp.	(25,582)
(520)	Taubman Centers, Inc.	(18,606)
(396)	Vornado Realty Trust	(25,989)
(984)	Washington Real Estate Investment Trust	(30,524)
		(209,519)
	Food Products — (1.0)%
(1,037)	Hain Celestial Group, Inc. (The)[1]	(24,515)
(484)	Kellogg Co.	(30,748)
		(55,263)
See Notes to Financial Statements.
153

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Shares		Value
COMMON STOCKS SOLD SHORT — (Continued)
	Gas Utilities — (0.2)%
(272)	New Jersey Resources Corp.	$ (11,859)
	Health Care Equipment & Supplies — (1.6)%
(109)	Becton Dickinson & Co.	(27,904)
(82)	Edwards Lifesciences Corp.[1]	(19,547)
(202)	LivaNova PLC[1]	(14,287)
(190)	ResMed, Inc.	(28,105)
		(89,843)
	Health Care Providers & Services — (0.3)%
(813)	MEDNAX, Inc.[1]	(17,853)
	Hotels, Restaurants & Leisure — (1.5)%
(438)	Cheesecake Factory, Inc. (The)	(18,304)
(314)	Choice Hotels International, Inc.	(27,783)
(58)	Vail Resorts, Inc.	(13,478)
(195)	Wynn Resorts, Ltd.	(23,661)
		(83,226)
	Household Durables — (0.5)%
(194)	Mohawk Industries, Inc.[1]	(27,816)
	Household Products — (0.9)%
(173)	Clorox Co. (The)	(25,550)
(363)	Colgate-Palmolive Co.	(24,902)
		(50,452)
	Industrial Conglomerates — (0.4)%
(132)	3M Co.	(21,779)
	Insurance — (0.9)%
(521)	Mercury General Corp.	(25,039)
(578)	United Fire Group, Inc.	(26,311)
		(51,350)
	Leisure Product — (0.3)%
(255)	Brunswick Corp.	(14,851)
	Life Sciences Tools & Services — (0.5)%
(144)	Bio-Techne Corp.	(29,976)
	Machinery — (2.1)%
(254)	Deere & Co.	(44,231)
(461)	Greenbrier Cos., Inc. (The)	(13,503)
(222)	Middleby Corp. (The)[1]	(26,851)
(203)	Nordson Corp.	(31,832)
(7)	Wabtec Corp.	(486)
		(116,903)
	Mortgage Real Estate Investment Trust — (0.5)%
(803)	Blackstone Mortgage Trust, Inc. - Class A	(29,149)
	Multi-line Retail — (0.6)%
(287)	Dollar Tree, Inc.[1]	(31,685)
	Oil, Gas & Consumable Fuels — (2.0)%
(926)	Apache Corp.	(20,057)
(399)	Cheniere Energy, Inc.[1]	(24,558)
(248)	Exxon Mobil Corp.	(16,757)
(1,317)	Kinder Morgan, Inc.	(26,314)
See Notes to Financial Statements.
154

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Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Shares		Value
COMMON STOCKS SOLD SHORT — (Continued)
	Oil, Gas & Consumable Fuels — (Continued)
(1,260)	Noble Energy, Inc.	$ (24,268)
		(111,954)
	Professional Services — (0.5)%
(192)	Equifax, Inc.	(26,248)
	Road & Rail — (1.1)%
(36)	AMERCO	(14,582)
(256)	JB Hunt Transport Services, Inc.	(30,095)
(114)	Norfolk Southern Corp.	(20,748)
		(65,425)
	Semiconductors & Semiconductor Equipment — (1.4)%
(836)	Advanced Micro Devices, Inc.[1]	(28,365)
(271)	Microchip Technology, Inc.	(25,553)
(300)	QUALCOMM, Inc.	(24,132)
		(78,050)
	Software — (1.9)%
(391)	Altair Engineering, Inc. - Class A1	(14,416)
(170)	Autodesk, Inc.[1]	(25,051)
(215)	Pegasystems, Inc.	(16,170)
(297)	PTC, Inc.[1]	(19,873)
(117)	Tyler Technologies, Inc.[1]	(31,417)
		(106,927)
	Specialty Retail — (0.4)%
(315)	Monro, Inc.	(22,085)
	Textiles, Apparel & Luxury Goods — (0.4)%
(346)	Oxford Industries, Inc.	(23,826)
	Thrifts & Mortgage Finance — (1.0)%
(2,093)	Capitol Federal Financial, Inc.	(29,867)
(1,922)	Kearny Financial Corp.	(26,966)
		(56,833)
	Trading Companies & Distributors — (0.8)%
(417)	Kaman Corp.	(24,465)
(125)	Watsco, Inc.	(22,038)
		(46,503)
	Water Utilities — (1.6)%
(281)	American States Water Co.	(26,732)
(770)	Aqua America, Inc.	(34,904)
(536)	California Water Service Group	(30,000)
		(91,636)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(2,330,714))	(2,403,685)
TOTAL SHORT INVESTMENTS (Proceeds $(2,330,714))	(42.6)%	$(2,403,685)
TOTAL INVESTMENTS (Cost $6,521,821)	119.5%	$ 6,742,331
LIABILITIES IN EXCESS OF OTHER ASSETS	(19.5)	(1,099,344)
NET ASSETS	100.0%	$ 5,642,987
See Notes to Financial Statements.
155

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Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $1,502,106.
[3]	Securities or partial securities on loan. See Note 1.
[4]	All or a portion of this security is held as collateral for written options.
[5]	Represents an investment of securities lending cash collateral.
See Notes to Financial Statements.
156

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Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2019
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	1,000.00	12/20/19	USD	25	$ 7,593,900	$ 5,075,875	$ 4,973,513	$102,362
PUTS:
S&P 500 Index	OCC**	2,000.00	12/20/19	USD	25	7,593,900	813	3,001	(2,188)
TOTAL PURCHASED OPTIONS						$ 15,187,800	$ 5,076,688	$ 4,976,514	$100,174
WRITTEN OPTIONS
CALL:
S&P 500 Index	OCC**	2,000.00	12/20/19	USD	25	(7,593,900)	(2,583,250)	(2,489,874)	(93,376)
PUTS:
iShares MSCI Emerging Markets ETF	OCC**	40.00	12/20/19	USD	64	(276,608)	(2,304)	(5,808)	3,504
iShares MSCI EAFE ETF	OCC**	62.00	12/20/19	USD	170	(1,156,340)	(3,485)	(10,625)	7,140
iShares 20 Year Treasury Bond	OCC**	134.00	12/20/19	USD	200	(2,811,200)	(8,700)	(26,500)	17,800
S&P 500 Index	OCC**	1,000.00	12/20/19	USD	25	(7,593,900)	(63)	(112)	49
Russell 2000 Index	OCC**	1,475.00	12/20/19	USD	2	(319,946)	(2,540)	(5,345)	2,805
S&P 500 Index	OCC**	2,850.00	12/20/19	USD	4	(1,215,024)	(6,460)	(19,465)	13,005
TOTAL PUTS						$(13,373,018)	$ (23,552)	$ (67,855)	$ 44,303
TOTAL WRITTEN OPTIONS						$(20,966,918)	$(2,606,802)	$(2,557,729)	$ (49,073)

**	The Options Clearing Corp
SECTOR DIVERSIFICATION
On October 31, 2019, sector diversification of the Portfolio was as follows:
	% of Net Assets	Value
SECTOR:
Purchased Options	90.0%	$ 5,076,688
Common Stocks	47.2	2,663,193
U.S. Treasury Bill	24.7	1,395,888
TOTAL	161.9%	$ 9,135,769
INVESTMENT OF SECURITY LENDING COLLATERAL	0.2	10,247
Common Stocks Sold Short	(42.6)	(2,403,685)
TOTAL INVESTMENTS	119.5%	$ 6,742,331
See Notes to Financial Statements.
157

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Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2019
Face Amount		Value
AGENCY NOTES* — 20.4%
	Federal Home Loan Bank — 4.3%
$15,000,000	2.750% due 12/13/24	$ 15,819,772
4,000,000	5.500% due 7/15/36	5,776,907
		21,596,679
	Federal Home Loan Mortgage Corporation — 4.0%
20,000,000	2.375% due 1/13/22	20,346,278
	Federal National Mortgage Association — 12.1%
10,000,000	2.000% due 10/5/22	10,132,430
10,000,000	2.625% due 9/6/24	10,478,061
7,960,000	2.125% due 4/24/26	8,191,433
10,000,000	1.875% due 9/24/26[1]	10,142,026
10,000,000	6.625% due 11/15/30	14,596,253
5,000,000	5.625% due 7/15/37	7,359,933
		60,900,136
	TOTAL AGENCY NOTES (Cost $100,346,137)	102,843,093
MORTGAGE-BACKED SECURITIES*,2 — 28.9%
	Federal Home Loan Mortgage Corporation — 7.3%
26,739	# G12342, 5.500% due 8/1/21	27,161
14,167	# J03604, 5.500% due 10/1/21	14,435
8,081	# J03649, 5.500% due 10/1/21	8,216
31,337	# J03536, 5.500% due 11/1/21	31,476
16,377	# G18163, 5.500% due 1/1/22	16,826
69,624	# G13396, 5.500% due 12/1/23	72,059
42,358	# D78677, 8.000% due 3/1/27	43,243
105,481	# C00742, 6.500% due 4/1/29	119,022
3,650,000	# J38111, 3.000% due 12/1/32	3,752,895
29,120	# A68937, 6.000% due 11/1/37	32,603
256,293	# A69653, 5.500% due 12/1/37	287,460
319,655	# A73370, 5.000% due 2/1/38	352,477
297,597	# A90421, 4.500% due 12/1/39	322,695
431,794	# A92890, 4.500% due 7/1/40	468,348
1,422,317	# A97620, 4.500% due 3/1/41	1,542,644
2,601,265	# C03770, 3.500% due 2/1/42	2,731,715
1,191,550	# Q07651, 3.500% due 4/1/42	1,251,276
3,149,990	# Q41208, 3.500% due 6/1/46	3,281,918
11,454,600	# Q46279, 3.500% due 2/1/47	11,916,579
10,372,689	# Q47596, 4.000% due 4/1/47	10,897,853
		37,170,901
	Federal National Mortgage Association — 21.3%
791	# 125275, 7.000% due 3/1/24	832
523,108	# AH6827, 4.000% due 3/1/26	546,569
381,605	# AI1657, 4.000% due 4/1/26	398,309
788,361	# AB3900, 3.000% due 11/1/26	810,894
18,544	# 373328, 8.000% due 3/1/27	18,574
1,023,798	# AK4751, 3.000% due 4/1/27	1,052,855
13,319	# 390895, 8.000% due 6/1/27	13,457
2,126,375	# AO0533, 3.000% due 6/1/27	2,187,254
70,808	# 397602, 8.000% due 8/1/27	77,126
691	# 499335, 6.500% due 8/1/29	769
4,376	# 252806, 7.500% due 10/1/29	5,114
232	# 523497, 7.500% due 11/1/29	258
6,086,425	# BC2462, 3.000% due 2/1/31	6,245,330
1,822	# 588945, 7.000% due 6/1/31	1,988
9,065,274	# AS7429, 2.500% due 6/1/31	9,183,483
See Notes to Financial Statements.
158

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Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Face Amount		Value
MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Federal National Mortgage Association — (Continued)
$ 52,677	# 607862, 7.000% due 9/1/31	$ 57,697
3,481	# 656872, 6.500% due 8/1/32	3,877
8,693,969	# MA3391, 3.000% due 6/1/33	8,924,821
150,972	# 789856, 6.000% due 8/1/34	169,101
57,717	# 829202, 5.000% due 7/1/35	63,673
110,989	# 826586, 5.000% due 8/1/35	122,611
28,008	# 256216, 7.000% due 4/1/36	33,584
133,847	# 898412, 5.000% due 10/1/36	147,226
10,165	# 910894, 5.000% due 2/1/37	10,882
18,843	# 912456, 6.500% due 3/1/37	20,988
344,841	# 973241, 5.000% due 3/1/38	379,909
100,494	# 975593, 5.000% due 6/1/38	110,516
116,080	# 257573, 5.500% due 2/1/39	130,159
442,786	# AD7128, 4.500% due 7/1/40	479,849
4,392,502	# AH1568, 4.500% due 12/1/40	4,762,565
1,966,793	# AH6991, 4.000% due 1/1/41	2,104,421
1,031,187	# AH4004, 4.500% due 3/1/41	1,117,876
1,123,856	# AH8351, 4.000% due 3/1/41	1,202,446
864,608	# AJ1315, 4.000% due 9/1/41	925,155
1,250,872	# AI8779, 4.000% due 11/1/41	1,338,761
1,907,430	# AJ5958, 4.000% due 12/1/41	2,032,757
851,510	# AK5070, 3.500% due 3/1/42	885,012
3,509,390	# AK5426, 3.500% due 3/1/42	3,683,206
5,593,274	# AT7682, 3.500% due 6/1/43	5,890,597
5,271,940	# AS6326, 3.500% due 12/1/45	5,490,574
5,836,847	# AS6881, 3.500% due 3/1/46	6,081,195
5,495,595	# BC0960, 4.000% due 6/1/46	5,794,897
6,533,852	# AS8966, 4.000% due 3/1/47	6,860,442
6,888,172	# AS9988, 4.500% due 7/1/47	7,293,960
7,029,786	# MA3210, 3.500% due 12/1/47	7,279,179
8,431,397	# BJ9251, 3.500% due 6/1/48	8,702,354
4,932,683	# BK4718, 4.000% due 9/1/48	5,125,824
		107,768,926
	Government National Mortgage Association — 0.3%
10,638	# 460389, 7.000% due 5/15/28	10,656
5,019	# 464049, 7.000% due 7/15/28	5,252
11,583	# 476259, 7.000% due 8/15/28	11,603
7,922	# 485264, 7.500% due 2/15/31	8,008
17,071	# 559304, 7.000% due 9/15/31	18,974
240,968	# 651859, 5.000% due 6/15/36	270,176
159,305	# 782150, 5.500% due 4/15/37	178,739
29,550	# 662521, 6.000% due 8/15/37	33,896
54,833	# 677545, 6.000% due 11/15/37	61,228
54,544	# 676291, 6.000% due 12/15/37	60,348
67,509	# 685836, 5.500% due 4/15/38	74,523
366,075	# 698235, 5.000% due 6/15/39	410,459
121,848	# 716655, 5.000% due 8/15/39	130,644
		1,274,506
	TOTAL MORTGAGE-BACKED SECURITIES (Cost $143,788,595)	146,214,333
CORPORATE NOTES* — 33.3%
	Automotive — 0.8%
2,000,000	American Honda Finance Corp., 2.650% due 2/12/21	2,020,422
See Notes to Financial Statements.
159

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Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Face Amount		Value
CORPORATE NOTES* — (Continued)
	Automotive — (Continued)
$ 2,000,000	American Honda Finance Corp., 3.450% due 7/14/23	$ 2,107,474
		4,127,896
	Banking — 7.1%
7,000,000	Branch Banking & Trust Co., 3.625% due 9/16/25	7,489,496
11,000,000	Citibank NA, 3.650% due 1/23/24	11,682,288
10,000,000	PNC Bank NA, 2.625% due 2/17/22	10,157,535
6,500,000	PNC Bank NA, 3.250% due 6/1/25	6,852,511
		36,181,830
	Beverages, Food & Tobacco — 4.1%
5,000,000	Coca-Cola Co. (The), 2.875% due 10/27/25	5,260,067
6,000,000	Coca-Cola Co. (The), 2.250% due 9/1/26	6,065,748
9,000,000	PepsiCo, Inc., 3.000% due 8/25/21	9,201,947
		20,527,762
	Communications — 3.5%
14,000,000	Amazon.com, Inc., 4.800% due 12/5/34	17,477,860
	Computer Software & Processing — 6.6%
11,250,000	Apple, Inc., 4.500% due 2/23/36	13,682,851
8,000,000	Microsoft Corp., 3.450% due 8/8/36	8,780,949
10,750,000	Oracle Corp., 2.400% due 9/15/23	10,897,406
		33,361,206
	Financial — 4.4%
10,533,000	JPMorgan Chase & Co., 4.950% due 3/25/20	10,654,831
8,000,000	JPMorgan Chase & Co., 6.400% due 5/15/38	11,388,713
		22,043,544
	Heavy Machinery — 1.1%
5,700,000	John Deere Capital Corp., 2.800% due 3/4/21	5,770,956
	Insurance — 3.1%
5,100,000	Aflac, Inc., 2.875% due 10/15/26	5,257,697
10,000,000	Berkshire Hathaway Finance Corp., 4.250% due 1/15/21	10,302,336
		15,560,033
	Pharmaceuticals — 1.0%
5,000,000	Merck & Co., Inc., 2.750% due 2/10/25	5,191,046
See Notes to Financial Statements.
160

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Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Face Amount		Value
CORPORATE NOTES* — (Continued)
	Retailers — 1.6%
$ 5,325,000	Target Corp., 7.000% due 1/15/38[1]	$ 8,327,551
	TOTAL CORPORATE NOTES (Cost $158,965,691)	168,569,684
U.S. TREASURY NOTES/BONDS* — 15.3%
11,000,000	U.S. Treasury Bonds, 6.250% due 8/15/23	12,902,656
5,000,000	U.S. Treasury Bonds, 6.625% due 2/15/27	6,720,899
5,000,000	U.S. Treasury Bonds, 3.125% due 11/15/41	5,889,648
9,000,000	U.S. Treasury Bonds, 3.750% due 11/15/43	11,700,703
5,000,000	U.S. Treasury Bonds, 3.000% due 5/15/47	5,854,687
5,000,000	U.S. Treasury Bonds, 2.750% due 8/15/47	5,593,750
6,000,000	U.S. Treasury Notes, 1.500% due 11/30/19	5,998,283
10,000,000	U.S. Treasury Notes, 2.875% due 5/31/25	10,693,750
6,000,000	U.S. Treasury Notes, 2.250% due 8/15/27	6,274,453
5,000,000	U.S. Treasury Notes, 3.125% due 11/15/28	5,606,836
	TOTAL U.S. TREASURY NOTES/BONDS (Cost $71,723,199)	77,235,665
REPURCHASE AGREEMENT* — 1.4%
6,958,320	With Fixed Income Clearing Corp., dated 10/31/19, 0.12%, principal and interest in the amount of $6,958,343, due 11/1/19, (collateralized by a U.S. Treasury Note with a par value of $6,695,000, coupon rate of 2.875%, due 11/30/2023, market value of $7,098,320)	6,958,320
	TOTAL REPURCHASE AGREEMENT (Cost $6,958,320)	6,958,320
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.3%
1,512,520	State Street Navigator Securities Lending Government Money Market Portfolio[3]	1,512,520
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $1,512,520)	1,512,520
TOTAL INVESTMENTS (Cost $483,294,462)	99.6%	$503,333,615
OTHER ASSETS IN EXCESS OF LIABILITIES	0.4	2,269,273
NET ASSETS	100.0%	$505,602,888

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Represents current face amount at October 31, 2019.
[3]	Represents an investment of securities lending cash collateral.
See Notes to Financial Statements.
161

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Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2019
SECTOR DIVERSIFICATION
On October 31, 2019, sector diversification of the Portfolio was as follows:
	% of Net Assets	Value
Sector:
Federal National Mortgage Association	33.4%	$ 168,669,062
Corporate	33.3	168,569,684
U.S. Treasury Notes/Bonds	15.3	77,235,665
Federal Home Loan Mortgage Corporation	11.3	57,517,179
Federal Home Loan Bank	4.3	21,596,679
Government National Mortgage Association	0.3	1,274,506
TOTAL	97.9%	$494,862,775
REPURCHASE AGREEMENT	1.4	6,958,320
INVESTMENT OF SECURITY LENDING COLLATERAL	0.3	1,512,520
TOTAL INVESTMENTS	99.6%	$503,333,615
See Notes to Financial Statements.
162

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2019
Face Amount		Value
CORPORATE NOTES* — 0.7%
	Health Care Services — 0.7%
$ 350,000	CommonSpirit Health, 2.760% due 10/1/24	$ 355,271
	TOTAL CORPORATE NOTES (Cost $351,430)	355,271
MUNICIPAL BONDS* — 90.6%
	Alabama — 1.0%
250,000	Alabama Federal Aid Highway Finance Authority, Revenue Bonds, 5.000% due 9/1/20	257,668
250,000	Black Belt Energy Gas District, AL, Gas Supply Revenue, Revenue Bonds, Series A, 4.000% due 7/1/46	259,200
		516,868
	Alaska — 1.6%
300,000	Alaska State, General Obligation Unlimited, Series B, 5.000% due 8/1/20	308,388
490,000	North Slope Boro, AK, General Obligation Unlimited, Series B, 5.000% due 6/30/20	502,181
		810,569
	Arizona — 0.9%
400,000	Yuma, AZ, Municipal Property Corp., Excise Tax Revenue, Revenue Bonds, Refunding, 5.000% due 7/1/22	439,052
	California — 0.9%
210,000	La Quinta, CA, Financing Authority, Local Agency Revenue, Tax Allocation, Series A, Prerefunded 9/1/20 @ 100, 7.900% due 9/1/31	220,802
250,000	San Diego, CA, Redevelopment Agency Tax Allocation Revenue, Series A, Prerefunded 9/1/20 @ 100, 7.750% due 9/1/40	262,343
		483,145
	Colorado — 0.3%
150,000	Weld County, CO, Reorganized School District No. RE-8, General Obligation Unlimited, (State Aid Withholding), 4.000% due 12/1/20	154,586
	Connecticut — 1.7%
500,000	Connecticut State Health and Educational Facilities Authority, Revenue Bonds, Refunding, Nuvance Halthe Issue, Series A, 5.000% due 7/1/24	579,490
270,000	Connecticut, CT, General Obligation Unlimited, Refunding, Series C, 5.000% due 6/1/24	294,484
		873,974
	Florida — 2.2%
500,000	County of Broward FL Port Facilities, Revenue Bonds, Refunding, Subordinate Bond, Serise D, 5.000% due 9/1/24	577,820
255,000	Orlando & Orange County, FL, Expressway Authority, Revenue Bonds, Refunding, 5.000% due 7/1/23	279,755
250,000	Orlando & Orange County, FL, Expressway Authority, Revenue Bonds, Refunding, Series B (AGMC Insured), 5.000% due 7/1/21	256,308
		1,113,883
	Georgia — 1.1%
200,000	Atlanta, GA, Airport General Revenue, Revenue Bonds, Series C, 5.000% due 1/1/23	215,738
See Notes to Financial Statements.
163

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Georgia — (Continued)
$ 350,000	Georgia State, Road & Tollway Authority, Federal Highway Reimbursement, Revenue Bonds, Series A, 5.000% due 6/1/20	$ 357,675
		573,413
	Idaho — 0.4%
200,000	Idaho, Housing & Finance Association, Revenue Bonds, 5.000% due 7/15/20	205,200
	Illinois — 8.8%
	Chicago, IL, O’Hare International Airport, Revenue Bonds, Refunding, Series B:
500,000	5.000% due 1/1/20	502,835
150,000	5.000% due 1/1/21	156,429
300,000	Cook County, IL, School District No. 100 South Berwyn, General Obligation Unlimited, Refunding, (BAM), 4.000% due 12/1/23	323,601
500,000	DeKalb County, IL, Community Unit School District No. 428 DeKalb, General Obligation Unlimited, Refunding, 5.000% due 1/1/24	569,565
400,000	Du Page & Will Counties, IL, Community School District No. 204 Indian Prairie, General Obligation Unlimited, Refunding, Series A, 5.000% due 12/30/20	417,148
400,000	Illinois State Finance Authority, Revenue Bonds, 5.000% due 1/1/20	402,404
500,000	Illinois State Finance Authority, Revenue Bonds, Series L, 4.000% due 12/1/20	514,740
	Illinois State, General Obligation Unlimited:
100,000	4.000% due 9/1/20	101,593
130,000	5.000% due 1/1/21	134,380
150,000	Illinois State, General Obligation Unlimited, Series A, 4.000% due 1/1/24	154,845
115,000	Illinois State, General Obligation, Refunding, 5.000% due 8/1/23	126,048
255,000	McHenry County, IL, Conservation District, General Obligation Unlimited, Refunding, 5.000% due 2/1/24	292,724
300,000	Regional Transportation Authority, IL, Revenue Bonds, Series A, 5.000% due 6/1/21	317,247
450,000	Regional Transportation Authority, IL, Revenue Bonds, Series A (NPFG Insured), 5.500% due 7/1/20	462,339
		4,475,898
	Kentucky — 2.7%
300,000	Kentucky State, Property & Building Commission Revenue, Project No. 84, Revenue Bonds, Refunding, (NPFG Insured), 5.000% due 8/1/20	308,115
200,000	Kentucky State, Property and Building Commission Revenues, Revenue Bonds, Refunding, Series B, 5.000% due 8/1/20	205,410
300,000	Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/23	340,848
500,000	McCracken County, KY,School District Finance Corp, Revenue Bonds, Series A (State Aid Intercept), 2.500% due 7/1/21	508,815
		1,363,188
	Louisiana — 2.5%
300,000	Ernest N Morial-New Orleans, LA, Exhibition Hall Authority, Special Tax, Refunding, 5.000% due 7/15/21	318,882
400,000	Louisiana State, General Obligation Unlimited, Series A, 4.000% due 9/1/21	419,928
See Notes to Financial Statements.
164

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Louisiana — (Continued)
$ 500,000	New Orleans, LA, Sewage Service Revenue, Revenue Bonds, Refunding, 5.000% due 6/1/22	$ 543,750
		1,282,560
	Massachusetts — 0.5%
250,000	Massachusetts State, MA, General Obligation Limited, Refunding, Series B, 5.000% due 1/1/21	261,128
	Michigan — 6.9%
140,000	Dansville, MI, Schools, General Obligation Unlimited, (QSBLF Insured), 4.000% due 5/1/20	141,847
250,000	Detroit, MI, City School District, General Obligation Unlimited, Series A, (QSBLF Insured), 6.000% due 5/1/21	267,032
260,000	L’Anse Creuse, MI, Public Schools, General Obligation Unlimited, Refunding, (QSBLF Insured), 5.000% due 5/1/20	264,737
425,000	Maple Valley, MI, Schools, General Obligation Unlimited, Refunding (QSBLF Insured), 4.000% due 5/1/23	460,101
360,000	Michigan Finance Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/20	374,447
400,000	Michigan State Finance Authority Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/19	400,432
200,000	Michigan State Finance Authority Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 5/15/23	225,078
200,000	Michigan State Finance Authority Revenue, Revenue Bonds, Refunding, Series MI-1, 5.000% due 12/1/23	229,098
500,000	Michigan State, Finance Authority Revenue, Revenue Bonds, Series 2019B, 3.500% due 11/15/44	529,010
200,000	Ypsilanti, MI, School District, General Obligation Unlimited, Refunding, Series A, (QSBLF Insured), 5.000% due 5/1/21	210,166
400,000	Ypsilanti, MI, School District, General Obligation Unlimited, Refunding, Series B, (QSBLF Insured), 2.250% due 5/1/21	403,936
		3,505,884
	Minnesota — 1.9%
100,000	Minneapolis, MN, St. Paul, Housing & Redevelopment Authority Health Care, Revenue Bonds, Refunding, Series A, 5.000% due 11/15/20	103,870
500,000	Minneapolis-St Paul Metropolitan Airports Commission, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/25	584,070
250,000	St. Paul, MN, Housing & Redevelopment Authority Health Care, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/21	265,165
		953,105
	Mississippi — 8.1%
1,600,000	County of Jackson MS Port Facility, Revenue Bonds, Refunding, 1.260% due 6/1/23	1,600,000
2,000,000	Mississippi State, Business Finance Commission, Gulf Opportunity Zone, Revenue Bonds, Series K, 1.260% due 11/1/35	2,000,000
500,000	Mississippi State, Development Bank, Special Obligation, Jackson Public School District Project, Revenue Bonds, Refunding, Series A, 5.000% due 4/1/21	525,585
		4,125,585
	New Jersey — 3.9%
350,000	Camden County, NJ, Improvement Authority, Revenue Bonds, (County Guaranteed), 4.000% due 1/15/20	351,876
525,000	New Jersey State Economic Development Authority Revenue, Revenue Bonds, Refunding, Series NN, 5.000% due 3/1/22	565,378
See Notes to Financial Statements.
165

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$ 535,000	New Jersey State Economic Development Authority, Revenue Bonds, 5.750% due 6/1/31	$ 549,247
500,000	New Jersey State Turnpike Authority, Revenue Bonds, Refunding, Series C-1, (1M USD LIBOR * 0.7+ 0.34%), 1.762% due 1/1/21[1]	500,490
		1,966,991
	New York — 2.3%
200,000	New York State, Dormitory Authority, State Personal Income Tax Revenue, Refunding, Series A, 5.000% due 12/15/19	200,882
350,000	New York, Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series A, 5.255% due 11/15/22	381,685
600,000	Triborough Bridge and Tunnel Authority, Revenue Bonds, Refunding, Series C, 1.300% due 1/1/32	600,000
		1,182,567
	North Carolina — 0.2%
100,000	New Hanover County, NC, Hospital Revenue, Revenue Bonds, Refunding, 5.000% due 10/1/21	105,801
	Ohio — 3.7%
500,000	Lake, OH, Local School District Wood County, General Obligation Unlimited, Refunding, (School District Credit Program), 2.000% due 12/1/20	504,580
265,000	Ohio State University, General Receipts Athens, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/20	275,518
255,000	Ohio State, Higher Educational Facility Commission, Revenue Bonds, 4.000% due 12/1/19	255,530
325,000	Ohio State, Higher Educational Facility Commission, Revenue Bonds, Refunding, 5.000% due 10/1/23	368,456
425,000	Ohio State, Hospital Facilities Revenue, Revenue Bonds, Series A, 5.000% due 1/15/23	457,198
		1,861,282
	Pennsylvania — 14.2%
400,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-75, 4.000% due 11/1/21	421,600
300,000	Allegheny County, PA, Hospital Development Authority, Revenue Bonds, Series A, 5.000% due 7/15/23	339,777
400,000	Bucks County, CA, Centennial School District, General Obligation Limited, Refunding, Series B, (State Aid Withholding), 5.000% due 12/15/21	431,808
675,000	City of Philadelphia PA, General Obligation Unlimited, Refunding, 5.000% due 8/1/22	741,352
390,000	Danville, PA, Area School District, General Obligation Limited, Refunding, Series B, (State Aid Withholding), 4.000% due 11/1/20	400,889
300,000	East Stroudsburg, PA, Area School District, General Obligation Limited, Refunding, Series A, (State Aid Withholding), 5.000% due 9/1/20	309,150
400,000	Lehigh Country, PA, General Purpose Hospital, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/23[2]	450,936
140,000	Monroeville, PA, Finance Authority UPMC Revenue, Revenue Bonds, 5.000% due 2/15/20	141,478
425,000	Montgomery County, PA, Higher Education and Health Authority, Revenue Bonds, Refunding, 5.000% due 9/1/23	482,197
100,000	Montgomery County, PA, Industrial Development Authority, Revenue Bonds, Refunding, 4.000% due 12/1/22	106,849
250,000	Pennsylvania State Turnpike Authority, Revenue Bonds, Refunding, 5.000% due 12/1/22	278,163
See Notes to Financial Statements.
166

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$ 315,000	Pennsylvania State, General Obligation Unlimited, Refunding, 5.000% due 7/1/20	$ 322,862
200,000	Pennsylvania State, General Obligation Unlimited, Refunding, First Series, 5.000% due 8/15/20	205,916
500,000	Pennsylvania State, University, Revenue Bonds, 1.580% due 6/1/31	500,600
200,000	Philadelphia, PA, School District, General Obligation Ltd, Series A (State Aid Withholding), 5.000% due 9/1/23[2]	226,136
300,000	Pittsburgh, PA, Public Parking Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/23	341,088
200,000	Pittsburgh, PA, School District, General Obligation Unlimited, Refunding, Series A, (State Aid Withholding), 5.000% due 9/1/22	213,718
300,000	Red Lion, PA, Area School District, General Obligation Limited, Refunding, Series A, (State Aid Withholding), 4.000% due 4/15/20	303,693
305,000	Springfield Township, PA, School District, Montgomery County, General Obligation Limited, Refunding, (State Aid Withholding), 4.000% due 11/15/20	313,656
310,000	State Public School Building Authority, Community College of Philadelphia, Revenue Bonds, Refunding, Series A, 5.000% due 6/15/22	337,599
350,000	Susquehanna Township, PA, School District, General Obligation Unlimited, Series A, (State Aid Withholding), 2.300% due 5/15/22	350,245
		7,219,712
	Rhode Island — 0.9%
400,000	Rhode Island State, RI, Health and Educational Building Corporation, Public School Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 5/15/22	432,968
	Tennessee — 0.7%
370,000	Tennessee, TN, Housing Development Agency Residential Finance Program Revenue, Revenue Bonds, 1.800% due 7/1/21	373,445
	Texas — 15.6%
200,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Series A, (PSF Guaranteed), 4.000% due 2/15/21	206,988
100,000	Brushy Creek, TX, Regional Utility Authority, Inc., Contract Revenue, Refunding, 3.000% due 8/1/20	101,309
290,000	Dallas, TX, Independent School District, General Obligation Unlimited, Series B-5, (PSF Guaranteed), 5.000% due 2/15/36	303,465
200,000	Denton, TX, Independent School District, General Obligation Unlimited, (PSF Guaranteed), 2.000% due 8/1/43	200,896
200,000	Georgetown, TX, Independent School District, General Obligation Unlimited, Series B, (PSF Guaranteed), 2.000% due 8/1/41	200,902
2,000,000	Harris County, TX, Cultural Education Facilities Finance Corp, Revenue Bonds Subseries C-2, 1.350% due 12/1/27	2,000,000
520,000	Harris County, TX, Senior Lien, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/21	555,173
225,000	Houston, TX, Community College, General Obligation Limited, 5.000% due 2/15/23	252,364
400,000	Houston, TX, Independent School District, General Obligation Limited, Refunding, (PSF Guaranteed), 1.450% due 6/1/29	400,136
590,000	Lower Colorado River Texas Authority, Transmission Contract Revenue, Revenue Bonds, Refunding, 5.000% due 5/15/22	601,759
500,000	Lower Neches, TX, Valley Authority Industrial Development Corp., Revenue Bonds, Refunding, 1.250% due 5/1/46	500,000
195,000	North East, TX, Independent School District, General Obligation Unlimited, Series B, (PSF Guaranteed), 1.420% due 8/1/40	195,031
See Notes to Financial Statements.
167

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)
$ 400,000	North Texas, Tollway Authority Revenue, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/23	$ 445,840
210,000	Taft, TX, Independent School District, General Obligation Unlimited, Refunding, (PSF Guaranteed), 3.000% due 8/15/20	213,024
320,000	Texas State, TX, A&M University Revenue, Revenue Bonds, Series B, Prerefunded 5/15/23 @ 100, 5.000% due 5/15/32	362,742
800,000	Texas, State, Revenue Notes, 4.000% due 8/27/20	818,264
565,000	Texas, TX, College Student Loan, General Obligation Unlimited, 5.500% due 8/1/21	605,720
		7,963,613
	Washington — 3.9%
350,000	Chelan County, WA, Public Utility District No 1, Revenue Bonds, Refunding, Series A (NPFG Insured), 0.000% due 6/1/23[3]	331,419
550,000	Energy Northwest, WA, Taxable Columbia Generating Electicity Reveune, Revenue Bonds, Series E, 2.803% due 7/1/21	559,685
300,000	Grant County, WA, Public Utility District No. 2, Revenue Bonds, Refunding, 2.000% due 1/1/44[1,4]	301,125
425,000	Klickitat Country, WA, Public Utility Distic, Revenue Bonds, Refunding, Series B, 2.277% due 12/1/23[2]	425,055
125,000	Lewis County, WA, Public Utility District No 1, Cowlitz Falls Hydroelectric Project, Revenue Bonds, Refunding, 5.000% due 10/1/22	138,724
225,000	Whatcom County,WA, School District No. 502 Ferndale, General Obligation Unlimited, Refunding, 3.000% due 12/1/21	233,462
		1,989,470
	Wisconsin — 2.9%
215,000	Eau Claire WI, General Obligation Unlimited, Series D, 1.400% due 4/1/24	212,199
250,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/23	285,155
450,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Series 2013B-1, 1.375% due 11/15/38	450,040
500,000	Wisconsin State, WI, Transportation Revenue, Revenue Bonds, Series 2, 5.000% due 7/1/23	550,475
		1,497,869
	Wyoming — 0.8%
400,000	Wyoming State, Community Development Authority, Revenue Bonds, Series 1, 1.950% due 12/1/22	406,428
	TOTAL MUNICIPAL BONDS (Cost $45,842,748)	46,138,184
PREFERRED STOCKS* — 0.5%
10,000	Bank of America Corp., 6.500%	255,600
	TOTAL PREFERRED STOCKS (Cost $257,700)	255,600
Shares
REGISTERED INVESTMENT COMPANIES* — 2.9%
41,460	BlackRock Municipal 2020 Term Trust	623,558
4,932	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund[5]	488,613
4,850	Vanguard Short-Term Corporate Bond ETF[5]	394,160
	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $1,508,081)	1,506,331
See Notes to Financial Statements.
168

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Face Amount		Value
AGENCY NOTES* — 1.0%
	Federal Home Loan Bank — 1.0%
$ 500,000	2.350% due 8/12/24	$ 499,999
	TOTAL AGENCY NOTES (Cost $500,000)	499,999
U.S. TREASURY NOTES/BONDS* — 1.9%
350,000	U.S. Treasury Notes, 3.375% due 11/15/19	350,199
400,000	U.S. Treasury Notes, 2.500% due 1/31/21	404,438
220,000	U.S. Treasury Notes, 2.500% due 1/15/22	224,520
	TOTAL U.S. TREASURY NOTES/BONDS (Cost $969,608)	979,157
REPURCHASE AGREEMENT* — 1.7%
859,440	With Fixed Income Clearing Corp., dated 10/31/19, 0.12%, principal and interest in the amount of $859,443, due 11/1/19, (collateralized by a U.S. Treasury Note with a par value of $875,000, coupon rate of 1.875%, due 3/31/2022, market value of $881,151)	859,440
	TOTAL REPURCHASE AGREEMENT (Cost $859,440)	859,440
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.7%
847,938	State Street Navigator Securities Lending Government Money Market Portfolio[6]	847,938
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $847,938)	847,938
TOTAL INVESTMENTS (Cost $51,136,945)	101.0%	$51,441,920
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.0)	(503,007)
NET ASSETS	100.0%	$50,938,913

*	Percentages indicated are based on net assets.
[1]	Floating Rate Bond. Rate shown is as of October 31, 2019.
[2]	When-issued security.
[3]	Zero Coupon Bond.
[4]	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
[5]	Securities or partial securities on loan. See Note 1.
[6]	Represents an investment of securities lending cash collateral.

Abbreviations:
AGMC — Assured Guaranty Municipal Corporation
BAM — Build America Mutual
NPFG — National Public Finance Guarantee Corporation
PSF — Permanent School Fund
QSBLF — Michigan Qualified School Bond Loan Fund
See Notes to Financial Statements.
169

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2019
SECTOR DIVERSIFICATION
On October 31, 2019, sector diversification of the Portfolio was as follows:
	% of Net Assets	Value
SECTOR:
Municipal Bonds	90.6%	$ 46,138,184
Registered Investment Companies	2.9	1,506,331
U.S. Treasury Notes/Bonds	1.9	979,157
Agency Notes	1.0	499,999
Corporate Notes	0.7	355,271
Preferred Stocks	0.5	255,600
TOTAL	97.6%	$49,734,542
REPURCHASE AGREEMENT	1.7	859,440
INVESTMENT OF SECURITY LENDING COLLATERAL	1.7	847,938
TOTAL INVESTMENTS	101.0%	$51,441,920
See Notes to Financial Statements.
170

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2019
Face Amount		Value
MUNICIPAL BONDS* — 98.8%
	Alabama — 1.1%
$ 500,000	Jefferson County, AL, Sewer Revenue Warrants, Series E, 0.000% due 10/1/34[1]	$ 203,640
500,000	Jefferson County, AL, Sewer Revenue, Series B, (AGMC Insured), 0.000% due 10/1/25[1]	433,415
1,070,000	Jefferson County, AL, Sewer Revenue, Series D, Warrants, 6.000% due 10/1/42	1,268,464
500,000	Montgomery, AL, Medical Clinic, Board Health Care Facility Revenue, Refunding, 5.000% due 3/1/30	568,580
		2,474,099
	Alaska — 0.6%
1,295,000	Alaska State, Housing Finance Corp., Revenue Bonds, Series A, 4.000% due 12/1/48	1,405,723
	Arizona — 3.0%
300,000	Arizona State, Industrial Development Authority, Education Revenue, Basis Schools Projects, Revenue Bonds, Refunding, Series A, 5.250% due 7/1/47[2]	326,652
500,000	Arizona State, Industrial Development Authority, Education Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/32[2]	518,245
	Arizona State, Industrial Development Authority, Education Revenue, Revenue Bonds, Series A:
250,000	5.000% due 7/1/49[2]	258,710
125,000	5.000% due 7/15/49[2]	135,705
300,000	Arizona State, Industrial Development Authority, Education Revenue, Revenue Bonds, Series B, 5.500% due 7/1/38[2]	326,976
500,000	Arizona State, Industrial Development Authority, Education Revenue, Traditional Schools Project, Revenue Bonds, 5.250% due 7/1/22[2]	501,385
80,000	Florence Town, Inc., AZ, Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds, 5.000% due 7/1/23	83,319
750,000	Maricopa County, AZ, Industrial Development Authority, Educational Revenue, Revenue Bonds, Refunding, 5.000% due 7/1/36[2]	819,997
375,000	Maricopa County, AZ, Industrial Development Authority, Revenue Bonds, Series A, 6.000% due 7/1/52[2]	426,559
250,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, 5.000% due 7/1/45[2]	266,312
500,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, Refunding, 5.000% due 7/1/35[2]	540,840
205,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, Refunding, Series A, 3.000% due 7/1/20[2]	205,461
	Phoenix, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Revenue Bonds, Series A:
300,000	5.750% due 7/1/24[2]	320,844
500,000	6.750% due 7/1/44[2]	568,110
500,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[2]	530,150
250,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Revenue Bonds, Series B, 4.000% due 7/1/22[2]	249,808
135,000	Pima, AZ, Industrial Development Authority, Education Revenue, Revenue Bonds, Refunding, 5.000% due 6/15/49[2]	142,556
150,000	Tempe, AZ, Industrial Development Authority, Revenue Bonds, 5.000% due 12/1/54	165,014
		6,386,643
See Notes to Financial Statements.
171

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	California — 3.0%
$ 250,000	California Public Finance Authority, Revenue Bonds, Refunding, 5.000% due 10/15/47	$ 282,115
299,339	California State, Housing Finance Agency Municipal Certificates, Revenue Bonds, Series A, 4.250% due 1/15/35	351,274
400,000	California State, Infrastructure and Economic Development Bank, Revenue Bonds, Refunding, Series E, 1.750% due 11/1/26	374,000
	California State, Municipal Finance Authority, Educational Revenue, Refunding, Series A:
360,000	5.000% due 6/1/36	413,838
500,000	5.000% due 6/1/46	566,630
300,000	California State, Municipal Finance Authority, Revenue Bonds, Series A, 5.000% due 11/1/46[2]	338,397
335,000	California State, School Financing Authority, Rocketship Education Obligated Group, Revenue Bonds, Series A, 5.250% due 6/1/52[2]	360,594
250,000	California State, Statewide Communities Development Authority, CHF Irvine LLC, Revenue Bonds, 5.000% due 5/15/29	298,515
895,000	California State, Statewide Communities Development Authority, Student Housing Revenue, Revenue Bonds, 4.305% due 7/1/32	968,220
100,000	Golden State, Tobacco Securitization Corp., CA, Tobacco Settlement, Revenue Bonds, Refunding, Series A-2, 5.000% due 6/1/47	102,791
500,000	Northern, CA, Gas Authority No. 1, Gas Project Revenue, Revenue Bonds, Series B, (3M USD LIBOR * 0.67 + 0.72%), 2.126% due 7/1/27[3]	492,270
500,000	Oroville, CA, Revenue Bonds, 5.250% due 4/1/54	584,605
500,000	River Islands, CA, Public Financing Authority, Special Tax, Series A, 5.000% due 9/1/48	562,880
1,000,000	Riverside County, Redevelopment Successor Agency, Revenue Bonds, Series B, 0.000% due 10/1/39[1]	560,610
200,000	Seal Beach, CA, Community Facilities District No. 2005-1, Special Tax, Refunding, 3.000% due 9/1/29	205,058
100,000	University of California, Medical Center Pooled Revenue, Revenue Bonds, Series C2, (NPFG Insured), (3M USD LIBOR * 0.67 + 0.67%), 2.120% due 5/15/37[3]	96,461
		6,558,258
	Colorado — 11.4%
500,000	Amber Creek, Metropolitan District, General Obligation Limited, Refunding, Series A, 5.125% due 12/1/47	519,935
1,000,000	Arista, CO, Metropolitan District, General Obligation Limited, Series A, 4.375% due 12/1/28	1,070,100
1,000,000	Arkansas River Power Authority, CO, Power Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/33	1,193,120
500,000	Base Village Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.750% due 12/1/46	526,625
500,000	Belleview Station, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, 5.000% due 12/1/36	524,380
500,000	Big Dry Creek, Metropolitan District, General Obligation Limited, Series A, 5.750% due 12/1/47	531,175
520,000	Bradburn, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 4.000% due 12/1/28	528,081
750,000	Buffalo Ridge, CO, Metropolitan District, General Obligation Limited, Series B, 7.375% due 12/15/47	781,995
500,000	Clear Creek Station, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.000% due 12/1/47	523,420
See Notes to Financial Statements.
172

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Colorado — (Continued)
$ 625,000	Colorado International Center, CO, Metropolitan District No. 14, General Obligation Limited, 5.875% due 12/1/46	$ 682,856
500,000	Colorado State, Health Facilities Authority, Hospital Revenue, Christian Living Neighborhoods Project, Revenue Bonds, Refunding, 5.000% due 1/1/31	555,970
400,000	Colorado State, Health Facilities Authority, Hospital Revenue, Refunding, 5.000% due 1/1/37	439,932
700,000	Colorado State, Health Facilities Authority, Hospital Revenue, Refunding, Series A, 5.250% due 5/15/37	802,914
700,000	Colorado State, Health Facilities Authority, Hospital Revenue, Revenue Bonds, Refunding, Prerefunded 6/1/27 @ 100, 5.000% due 6/1/37	871,969
660,000	Colorado State, Health Facilities Authority, Refunding, Series A, Prerefunded 6/1/25 @ 100, 5.000% due 6/1/45	790,126
165,000	Colorado State, Health Facilities Authority, Revenue Bonds, Prerefunded 6/1/23 @ 100, 5.625% due 6/1/43	190,286
480,000	Colorado State, Housing and Finance Authority, Non Amount Non ACE SF Mortgage, Revenue Bonds, Series C, (GNMA Insured), 4.250% due 11/1/48	525,442
250,000	Denver, CO, Urban Renewal Authority, Tax Increment Revenue, Series A, 5.250% due 12/1/39[2]	267,430
590,000	DIATC Metropolitan District, CO, General Obligation Limited, 3.250% due 12/1/29[2]	585,976
500,000	Dinosaur Ridge Metropolitan District, CO, Special Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/49	510,090
150,000	E-470, CO, Public Highway Authority, Revenue Bonds, Refunding, Series B, (1M USD LIBOR * 0.67 + 1.05%), 2.247% due 9/1/39[3]	151,331
740,000	E-470, CO, Public Highway Authority, Revenue Bonds, Series B, (NPFG Insured), 0.000% due 9/1/20[1]	731,890
750,000	Forest Trace, CO, Metropolitan District No. 3, Limited Tax, General Obligation Unlimited, Series A, 5.000% due 12/1/46	781,320
1,000,000	Gardens on Havana, CO, Metropolitan District No. 3, Revenue Bonds, Series A, 4.625% due 12/1/27	1,057,790
945,000	Harmony Technology Park, Metropolitan District No. 2, General Obligation Limited, 4.500% due 12/1/32	974,352
500,000	Hunters Overlook, CO, Metropolitan District No. 5, General Obligation Limited, Series A, 5.000% due 12/1/49	529,835
500,000	Independence Metropolitan District No 3, General Obligation Limited, Series A, 6.250% due 12/1/49	523,895
500,000	Leyden Ranch, Metropolitan District, General Obligation Unlimited, Series A, 5.125% due 12/1/47	529,540
750,000	Leyden Rock, Metropolitan District No. 10, General Obligation Limited, Series A, 5.000% due 12/1/45	787,207
500,000	Midcities Metropolitan District No. 2, CO, Special Revenue, Revenue Bonds, Refunding, Series B, 7.750% due 12/15/46	513,705
271,000	Mountain Shadows, CO, Metropolitan District, General Obligation Limited, 3.250% due 12/1/20	272,477
500,000	Parkside, CO, Centre Business Improvement District, Company Special Revenue, Revenue Bonds, Series A, 6.250% due 12/1/48	517,010
500,000	Serenity Ridge, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.125% due 12/1/43	528,040
750,000	Solaris, CO, Metropolitan District No. 3, General Obligation Limited, Refunding, Series A, 5.000% due 12/1/36	788,895
	Southglenn, CO, Metropolitan District, Special Revenue, General Obligation Limited, Refunding:
500,000	3.000% due 12/1/21	502,185
750,000	5.000% due 12/1/30	799,357
See Notes to Financial Statements.
173

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Colorado — (Continued)
	Southlands, CO, Metropolitan District No. 1, General Obligation Unlimited, Series A-2:
$ 215,000	3.500% due 12/1/27	$ 225,587
325,000	5.000% due 12/1/47	364,367
500,000	Tallyns Reach, CO, Metropolitan District No. 3, General Obligation Limited, Series A, 6.750% due 11/1/38	515,490
520,000	Thompson Crossing Metropolitan District No. 4, General Obligation Limited, Refunding, 3.500% due 12/1/29	521,752
500,000	Westcreek Metropolitan District No 2, General Obligation Limited, Series A, 5.375% due 12/1/48	517,575
		24,555,422
	Connecticut — 1.3%
450,000	Connecticut State Health & Educational Facilities Authority Revenue, Revenue Bonds, Series A-1, 5.000% due 10/1/39[2]	494,500
425,000	Connecticut State Health & Educational Facilities Authority, Church Home of Hartford, Inc. Project, Revenue Bonds, Series A, 5.000% due 9/1/53[2]	460,700
750,000	Hamden, CT, Facilities Revenue Bonds, Series A, 7.750% due 1/1/43	757,665
250,000	Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Tax Allocation, Refunding, 5.000% due 4/1/30[2]	290,190
800,000	Mohegan Tribe of Indians, CT, Gaming Authority, Revenue Bonds, Series A, 5.500% due 8/1/26[2]	856,816
		2,859,871
	District Of Columbia — 1.1%
225,000	District of Columbia, KIPP DC Obligated Group, Revenue Bonds, Series A, 5.000% due 7/1/27	272,270
5,415,000	District of Columbia, Tobacco Settlement Financing Corp., Revenue Bonds, Series A, 0.000% due 6/15/46[1]	1,029,013
2,000,000	Metropolitan Washington, DC, Airports Authority Dulles Toll Road Revenue, Revenue Bonds, Series B, (AGMC Insured), 0.000% due 10/1/40[1]	1,029,760
		2,331,043
	Florida — 6.0%
	Atlantic, FL, Beach Floating Healthcare Facilities, Revenue Bonds, Series A:
505,000	5.000% due 11/15/33	586,901
250,000	5.000% due 11/15/53	282,275
250,000	Capital Trust Agency, FL, Educational Facilities Revenue, Advantage Academy of Hillsborough Projects, Revenue Bonds, Series A, 4.000% due 12/15/24	265,173
160,000	Capital Trust Agency, FL, Educational Facilities Revenue, Viera Charter School, Inc. Project, Revenue Bonds, Series A, 5.000% due 10/15/37[2]	171,925
150,000	Collier County, FL, Health Facilities Authority, Residential Care Facility Revenue, Refunding, Series A, 3.000% due 5/1/20	151,290
200,000	Florida Development Finance Corp., Healthcare Facilities Revenue, University of Florida Health Project, Series A, 6.000% due 2/1/33	221,886
200,000	Florida State Higher Educational Facilities Financial Authority, Jacksonville University Project, Revenue Bonds, Series A-1, 5.000% due 6/1/48[2]	222,836
1,375,000	Florida State Housing Finance Corp., Revenue Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.000% due 7/1/49	1,490,747
1,500,000	Gainesville, FL, Utilities Systems Revenue, Revenue Bonds, Refunding, Series C, 1.300% due 10/1/47	1,500,000
See Notes to Financial Statements.
174

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Florida — (Continued)
$ 250,000	Jacksonville, FL, Educational Facilities Revenue, Jacksonville University Project, Revenue Bonds, Series B, 5.000% due 6/1/53[2]	$ 276,590
300,000	Lakewood Ranch, FL, Stewardship District, Special Assessment Revenue, 5.375% due 5/1/47	328,506
325,000	Lee County, FL, Industrial Development Authority, Shell Point/Waterside Health Project, Revenue Bonds, 5.000% due 11/15/39	377,627
500,000	Miami, FL, World Center Community Development District, Special Assessment, 5.125% due 11/1/39	547,440
1,250,000	North Broward, FL, Hospital District, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/48	1,413,775
750,000	Orange County, FL, Health Facilities Authority Revenue, 5.000% due 8/1/40	838,402
1,000,000	Orange County, FL, Health Facilities Authority, Revenue Bonds, Refunding, 5.000% due 8/1/41	1,104,350
	Palm Beach County, FL, Health Facilities Authority, Lifespace Communities, Revenue Bonds, Refunding, Series C:
295,000	5.000% due 5/15/20	299,788
55,000	5.000% due 5/15/25	63,003
550,000	Sarasota County, FL, Health Facilities Authority, Retirement Facilities Revenue, Revenue Bonds, Series A, 5.000% due 1/1/37	606,804
	Southeast Overtown Park West Community Redevelopment Agency, FL, Series A-1:
325,000	5.000% due 3/1/20[2]	328,773
500,000	5.000% due 3/1/30[2]	559,830
180,000	Town Center at Palm Coast, FL, Community Development District, Special Assessment, 6.000% due 5/1/36	180,724
	Winter Garden Village at Fowler Groves, FL, Community Development District, Special Assessment, Refunding:
500,000	3.750% due 5/1/31	512,170
500,000	4.125% due 5/1/37	512,745
		12,843,560
	Georgia — 0.9%
250,000	Burke County, GA, Development Authority, Pollution Control Revenue, Revenue Bonds, Series REMK, 1.650% due 11/1/48	250,118
500,000	DeKalb County, GA, Hospital Authority, DeKalb Medical Center, Inc. Project, Revenue Bonds, Prerefunded 9/1/20 @ 100, 6.000% due 9/1/30	519,420
375,000	DeKalb County, GA, Housing Authority, Senior Living Revenue, Revenue Bonds, Refunding, Series A, 5.250% due 1/1/54[2]	363,401
200,000	Georgia State, Municipal Electric Authority, Revenue Bonds, Series A, 5.000% due 7/1/60	218,714
200,000	Georgia State, Municipal Electric Authority, Revenue Bonds, Series B, 5.000% due 1/1/59	227,608
340,000	Macon-Bibb County, GA, Urban Development Authority, Revenue Bonds, 5.750% due 6/15/37[2]	350,751
		1,930,012
	Idaho — 0.6%
500,000	Idaho Health Facilities Authority, Revenue Bonds, Series A, 4.750% due 7/1/44[2]	533,855
250,000	Idaho State, Health Facilities Authority Revenue, Kootenai Health Project, Revenue Bonds, Series A, 4.375% due 7/1/34[2]	267,345
365,000	Idaho State, Housing and Finance Association, Nonprofit Facilities Revenue, Compass Charter School Project, Revenue Bonds, Series A, 6.000% due 7/1/39[2]	424,634
		1,225,834
See Notes to Financial Statements.
175

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Illinois — 15.3%
$ 250,000	Bolingbrook, IL, Special Service Area No 1, Special Tax, Refunding, 5.250% due 3/1/41	$ 262,530
	Chicago, IL, Board of Education, General Obligation Unlimited, Series A:
750,000	5.000% due 12/1/41	777,870
400,000	7.000% due 12/1/46[2]	508,880
	Chicago, IL, Board of Education, General Obligation Unlimited, Series A, (NPFG Insured):
140,000	5.250% due 12/1/19	140,377
400,000	0.000% due 12/1/25[1]	341,480
600,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series B, 7.000% due 12/1/42[2]	766,800
	Chicago, IL, Board of Education, General Obligation Unlimited, Series B-1 (NPFG Insured):
350,000	0.000% due 12/1/19[1]	349,380
150,000	0.000% due 12/1/20[1]	146,220
1,030,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series B1, (NPFG Insured), 0.000% due 12/1/31[1]	700,936
640,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series C, 5.250% due 12/1/39	703,072
500,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series H, 5.000% due 12/1/46	557,170
600,000	Chicago, IL, General Obligation Unlimited, (NPFG Insured), 0.000% due 1/1/31[1]	424,410
	Chicago, IL, General Obligation Unlimited, Refunding, Series A:
250,000	5.750% due 1/1/33	294,767
1,000,000	6.000% due 1/1/38	1,185,990
250,000	Chicago, IL, General Obligation Unlimited, Refunding, Series C, 5.000% due 1/1/24	274,495
	Chicago, IL, General Obligation Unlimited, Series C:
410,000	0.000% due 1/1/31[1]	276,951
105,000	5.000% due 1/1/34	105,251
250,000	Chicago, IL, Transitional Authority, Sales Tax Receipts Revenue Bonds, 5.000% due 12/1/51	280,750
305,000	Chicago, IL, Wastewater Transmission Revenue, Revenue Bonds, Refunding, (NPFG Insured), 5.500% due 1/1/30	379,579
200,000	Chicago, IL, Waterworks Revenue, Revenue Bonds, 5.000% due 11/1/24	218,824
500,000	Cook County, IL, Community College District No. 508, General Obligation Unlimited, 5.250% due 12/1/43	530,900
400,000	Illinois State Finance Authority, Christian Homes, Inc., Revenue Bonds, 5.000% due 5/15/36	430,400
150,000	Illinois State Finance Authority, Presbyterian Homes, Revenue Bonds, Series B, (1M USD LIBOR * 0.70 + 1.35%), 2.772% due 5/1/36[3]	150,320
350,000	Illinois State Finance Authority, Revenue Bonds, 4.000% due 7/1/35	385,171
255,000	Illinois State Finance Authority, Revenue Bonds, Refunding, 3.000% due 5/15/20	255,854
150,000	Illinois State Finance Authority, Revenue Bonds, Refunding, Lifespace Communities Project, Series A, 5.000% due 5/15/22	161,009
	Illinois State Finance Authority, Revenue Bonds, Refunding, Series A:
300,000	5.000% due 7/1/35	348,057
250,000	5.000% due 8/15/37	284,652
	Illinois State Finance Authority, Revenue Bonds, Refunding, Series C:
1,000,000	5.000% due 2/15/31	1,214,220
1,000,000	4.125% due 8/15/37	1,049,770
500,000	Illinois State Finance Authority, Silver Cross Hospital & Medical Center, Revenue Bonds, Series C, 5.000% due 8/15/44	558,990
See Notes to Financial Statements.
176

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
	Illinois State Finance Authority, Student Housing Revenue, Dekalb II Northern Illinois, Revenue Bonds:
$ 395,000	5.750% due 10/1/21	$ 412,969
250,000	6.875% due 10/1/43	264,625
500,000	Illinois State Finance Authority, Student Housing Revenue, Northern Illinois University Project, Revenue Bonds, 6.000% due 10/1/24	525,700
	Illinois State Finance Authority, Student Housing Revenue, Northern Illinois University Project, Revenue Bonds, Series A:
250,000	5.000% due 7/1/35	250,375
500,000	5.000% due 7/1/47	480,425
500,000	Illinois State Finance Authority, Swedish Covenant Hospital, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/34	573,795
490,000	Illinois State Housing Development Authority, Revenue Bonds, Refunding, Series A, 4.250% due 10/1/49	540,455
695,000	Illinois State Housing Development Authority, Revenue Bonds, Refunding, Series C, 3.500% due 8/1/46	733,642
475,000	Illinois State Sports Facilities Authority, Revenue Bonds, Refunding, 5.000% due 6/15/24	532,019
250,000	Illinois State Sports Facilities Authority, Revenue Bonds, Refunding, (BAM Insured), 5.000% due 6/15/30	304,715
	Illinois State Sports Facilities Authority, State Tax Supported, Capital Apprec, Revenue Bonds, (AMBAC Insured):
500,000	0.000% due 6/15/23[1]	461,620
415,000	0.000% due 6/15/26[1]	350,521
500,000	Illinois State University, Revenue Bonds, (AGMC Insured), 5.000% due 4/1/24	562,530
320,000	Illinois State, Finance Authority, Charter School Revenue, Refunding and Improvement, Chicago International Charter School Project, Revenue Bonds, 5.000% due 12/1/47	352,477
	Illinois State, General Obligation Unlimited:
500,000	5.000% due 1/1/30	557,350
1,000,000	5.000% due 2/1/39	1,071,770
200,000	5.000% due 1/1/41	218,470
500,000	Illinois State, General Obligation Unlimited, Series A, 5.000% due 5/1/20	507,350
1,000,000	Illinois State, General Obligation Unlimited, Series B, 5.000% due 11/1/19	1,000,000
1,250,000	Illinois State, General Obligation Unlimited, Series C, 5.000% due 11/1/29	1,417,300
1,000,000	Illinois State, General Obligation Unlimited, Series D, 5.000% due 11/1/28	1,143,920
200,000	Illinois State, Toll Highway Authority, Revenue Bonds, Refunding, Series A, 4.500% due 12/1/20	207,092
250,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Refunding (BAM, NPFG Insured), 0.000% due 6/15/28[1]	203,125
1,000,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Series A, (NPFG Insured), 0.000% due 6/15/36[1]	579,700
500,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Series B, (AGMC Insured), 0.000% due 6/15/27[1]	416,885
2,000,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax, Revenue Bonds, Series A, (AGMC Insured MBIA), 0.000% due 12/15/29[1]	1,522,460
500,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project, Revenue Bonds, Series B, 5.000% due 12/15/40	545,640
See Notes to Financial Statements.
177

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
$ 250,000	Southern Illinois State University, Housing & Auxiliary Facilities System, Revenue Bonds, Series A, (NPFG Insured), 0.000% due 4/1/22[1]	$ 236,395
500,000	Southern Illinois State University, Housing & Auxiliary Facilities System, Revenue Bonds, Series B1, 5.000% due 4/1/22	525,670
1,000,000	University of Illinois, Auxiliary Facilities, Revenue Bonds, Series A, (AGMC Insured), 4.000% due 4/1/36	1,096,280
500,000	Volo Village, IL, Special Service Area No. 3 & 6, Special Tax, Symphony Meadows/Lancaster Falls Project, (AGMC Insured), 2.875% due 3/1/25	516,965
497,000	Yorkville, IL, United City Special Service, Special Tax, (AGMC Insured), 3.000% due 3/1/25	517,223
250,000	Yorkville, IL, United City Special Service, Special Tax, Refunding, (AGMC Insured), 4.000% due 3/1/36	264,025
		32,958,563
	Indiana — 1.4%
	Indiana Finance Authority, Midwestern Disaster Relief Revenue, Revenue Bonds, Ohio Valley Electric Corp. Project, Series A:
750,000	5.000% due 6/1/32	784,695
300,000	5.000% due 6/1/39	313,635
	Indiana State Finance Authority, Greencroft Obligated Group, Revenue Bonds, Series A:
345,000	5.750% due 11/15/28	383,533
195,000	6.500% due 11/15/33	220,884
600,000	Indiana State Finance Authority, Revenue Bonds, Series A, 5.000% due 11/15/38	684,012
	Knox County, IN, Economic Development Authority, Revenue Bonds, Refunding, Series A:
300,000	5.000% due 4/1/23	317,568
350,000	5.000% due 4/1/28	368,519
		3,072,846
	Iowa — 1.5%
150,000	Iowa State, Finance Authority, Midwestern Disaster Area Revenue, Iowa Fertilizer Co. LLC Project, Revenue Bonds, 5.250% due 12/1/25	163,212
145,000	Iowa State, Finance Authority, Midwestern Disaster Area Revenue, Lowa Fertilizer Co. LLC Project, Revenue Bonds, Refunding, 5.000% due 12/1/19	145,297
525,000	Iowa State, Finance Authority, Midwestern Disaster Relief Revenue, Iowa Fertilizer Co. LLC Project, Revenue Bonds, Refunding, Series A, 5.250% due 12/1/50[4]	560,753
750,000	Iowa State, Finance Authority, Midwestern Disaster Relief Revenue, Iowa Fertilizer Co. LLC Project, Revenue Bonds, Refunding, Series B, 5.250% due 12/1/50[4]	812,122
250,000	Iowa State, Finance Authority, Senior Housing Revenue, Revenue Bonds, Series A, 5.000% due 3/1/33	275,750
	Tobacco Settlement Authority, IA, Revenue Bonds, Series C:
690,000	5.375% due 6/1/38	690,124
500,000	5.625% due 6/1/46	500,085
		3,147,343
	Kansas — 0.2%
115,000	Wichita, KS, Sales Tax, Special Obligation Revenue, Revenue Bonds, Refunding, 3.000% due 9/1/23	117,030
150,000	Wyandotte County, Kansas City Unified Government, Revenue Bonds, 5.000% due 12/1/34	155,914
See Notes to Financial Statements.
178

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Kansas — (Continued)
$ 70,000	Wyandotte County, KS, Kansas City Unified Government, Wyandotte Plaza Project, Revenue Bonds, 4.000% due 12/1/28	$ 72,404
		345,348
	Kentucky — 0.8%
305,000	Ashland, KY, Medical Center Revenue, Revenue Bonds, Refunding, Series A, 4.000% due 2/1/32	315,016
785,000	Kentucky Public Transportation Infrastructure Authority, Toll Revenue, Downtown Crossing Project, Revenue Bonds, Series B, 0.000% due 7/1/21[1]	753,435
100,000	Kentucky Public Transportation Infrastructure Authority, Toll Revenue, Downtown Crossing Project, Series A, 6.000% due 7/1/53	113,095
250,000	Kentucky, KY, Economic Development Finance Authority, Healthcare Revenue, Revenue Bonds, Refunding, 5.750% due 11/15/45	267,975
170,000	Louisville & Jefferson County, KY, Metropolitan Government Healthcare System, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/31	202,678
		1,652,199
	Louisiana — 0.6%
250,000	Calcasieu Parish, LA, Memorial Hospital Service District Hospital Revenue, Lake Charles Memorial Hospital Project, Revenue Bonds, Refunding, 5.000% due 12/1/34	298,943
890,000	Juban Crossing Economic Development District, LA, Revenue Bonds, Refunding, Series C, 7.000% due 9/15/44[2]	908,645
		1,207,588
	Maine — 0.2%
440,000	Maine Health & Higher Educational Facilities Authority, Revenue Bonds, 5.000% due 7/1/43	472,388
	Maryland — 1.7%
1,125,000	Baltimore, MD, Special Obligation, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/38	1,245,262
150,000	Brunswick, MD, Special Obligation, Special Tax, Refunding, 5.000% due 7/1/36[5]	167,579
250,000	Howard County, MD, Special Obligation, Revenue Bonds, Series A, 4.125% due 2/15/34[2]	264,075
425,000	Maryland State, Community Development Administration, Department Housing & Community Development, Revenue Bonds, Refunding, Series A, 4.500% due 9/1/48	471,100
100,000	Maryland State, Economic Development Corp., Special Obligation, Metro Centre Owings Mills Project, Tax Allocation, 3.750% due 7/1/27	104,337
250,000	Maryland State, Economic Development Corp., Special Obligation, Tax Allocation, 4.500% due 7/1/44	262,627
500,000	Prince George’s County, MD, Revenue Authority, Suitland-Naylor Road Project, 5.000% due 7/1/46[2]	534,125
500,000	Prince George’s County, MD, Special Obligation, PGC Hampton Park Project, Revenue Bonds, Series A, 4.375% due 7/1/48[2]	520,640
		3,569,745
	Michigan — 2.5%
385,000	Dearborn, MI, Economic Development Corp., Revenue Bonds, 7.500% due 11/15/44[2]	376,491
250,000	Detroit, MI, General Obligation Unlimited, 5.000% due 4/1/34	279,658
See Notes to Financial Statements.
179

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Michigan — (Continued)
$ 280,000	Flint, MI, Hospital Building Authority Rental, Revenue Bonds, Series A, 5.250% due 7/1/39	$ 296,377
600,000	Grand Rapids, MI, Economic Development Corp., Beacon Hill Eastgate Project, Revenue Bonds, Refunding, Series A, 5.000% due 11/1/37	647,088
	Kentwood, MI, Economic Development Corp., Revenue Bonds, Refunding:
50,000	4.500% due 11/15/21	52,234
65,000	4.750% due 11/15/22	68,871
250,000	5.000% due 11/15/37	277,505
250,000	5.625% due 11/15/41	267,665
2,395,000	Michigan State Housing Development Authority, Safe Mortgage Revenue, Revenue Bonds, Series C, 4.250% due 6/1/49	2,623,100
250,000	Michigan State Strategic Fund, Limited Obligation Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/29	290,352
200,000	Michigan State Strategic Fund, Limited Obligation Revenue, Revenue Bonds, Refunding, Series CC, 1.450% due 9/1/30	199,498
		5,378,839
	Minnesota — 0.1%
240,000	St. Paul, MN, Housing & Redevelopment Authority, Charter School Lease Revenue, Revenue Bonds, Series A, 5.500% due 7/1/38[2]	260,402
	Mississippi — 0.9%
2,000,000	Mississippi State Business Finance Commission, Gulf Opportunity Zone, Revenue Bonds, Series F, 1.260% due 12/1/30	2,000,000
	Missouri — 1.4%
450,000	Cape Girardeau County, MO, Industrial Development Authority, Southeast Health, Revenue Bonds, Series A, 6.000% due 3/1/33	514,962
150,000	Lees Summit, MO, Special Obligation Tax Increment, Tax Allocation, Refunding, 3.500% due 11/1/23[2]	151,701
500,000	Maryland Heights, MO, Industrial Development Authority, State Louis Community ICE Center Project, Revenue Bonds, Series A, 4.375% due 3/15/30	530,595
100,000	Missouri State Health & Educational Facilities Authority, Lutheran Senior Services, Revenue Bonds, 5.000% due 2/1/25	112,427
125,000	Missouri State Health & Educational Facilities Authority, Revenue Bonds, 5.000% due 2/1/26	140,105
	Missouri State Health & Educational Facilities Authority, Revenue Bonds, Series A:
100,000	5.000% due 2/1/28	116,776
250,000	5.000% due 2/1/42	281,365
355,000	St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Revenue Bonds, Refunding, 5.000% due 9/1/32	407,913
500,000	St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Revenue Bonds, Series A, 5.250% due 9/1/53	565,090
150,000	St. Louis County, MO, Industrial Development Authority, Senior Living Revenue, Revenue Bonds, Refunding, 5.000% due 9/1/48	167,892
		2,988,826
	Nebraska — 0.1%
295,000	Nebraska State, Investment Finance Authority, Safe Housing Revenue, Revenue Bonds, Series C, 4.000% due 9/1/48	319,712
	Nevada — 1.1%
500,000	Clark County, NV, Pollution Control Revenue, Revenue Bonds, Refunding, Series A, 1.875% due 6/1/31[6]	500,345
See Notes to Financial Statements.
180

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Nevada — (Continued)
$ 335,000	Department of Business & Industry, NV, Revenue Bonds, Series A, 5.000% due 7/15/27[2]	$ 371,686
	Las Vegas, NV, Sales Tax Increment Revenue:
100,000	2.750% due 6/15/21[2]	100,140
385,000	3.500% due 6/15/25[2]	383,048
500,000	Nevada State, Department of Business and Industry, Revenue Bonds, Series A, 5.000% due 12/15/48[2]	537,520
400,000	North Las Vegas, NV, Local Improvement, Special Assessment, 4.625% due 6/1/49	420,988
		2,313,727
	New Hampshire — 0.0%
100,000	New Hampshire State, National Finance Authority, Revenue Bonds, Series A, 5.750% due 7/1/54[2]	110,206
	New Jersey — 8.2%
250,000	Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Refunding, (AGMC Insured), 5.000% due 11/1/24	286,015
500,000	New Jersey Economic Development Authority, Revenue Bonds, Refunding, Series K, (AMBAC Insured), 5.500% due 12/15/19	502,260
1,085,000	New Jersey State Economic Development Authority Revenue, Refunding, School Facilities Construction, Revenue Bonds, Series NN, 5.000% due 3/1/24	1,194,042
1,000,000	New Jersey State Economic Development Authority Revenue, Revenue Bonds, Refunding, (AGMC Insured), 5.000% due 6/1/29	1,207,830
175,000	New Jersey State Economic Development Authority School Revenue, Beloved Community Chart School, Inc. Project, Revenue Bonds, Series A, 5.000% due 6/15/49[2]	187,702
345,000	New Jersey State Economic Development Authority School Revenue, Foundation Academy Charter School Project, Revenue Bonds, Series A, 5.000% due 7/1/38	395,722
500,000	New Jersey State Economic Development Authority, Revenue Bonds, Refunding, Series I, (SIFMA MUNI SWAP INDEX + 1.60%), 2.720% due 3/1/28[3]	501,750
2,500,000	New Jersey State Economic Development Authority, Revenue Bonds, Refunding, Series XX, 5.000% due 6/15/25	2,890,000
	New Jersey State Economic Development Authority, Revenue Bonds, Series A:
250,000	5.000% due 1/1/24	275,330
600,000	5.000% due 7/1/32	678,852
970,000	New Jersey State Housing and Mortgage Finance Agency, Revenue Bonds, Refunding, Series C, 4.750% due 10/1/50	1,090,561
250,000	New Jersey State Transportation Trust Fund Authority, Refunding, FED Highway Reimbursement, Revenue Bonds, Series A, 5.000% due 6/15/23	279,798
	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series A:
1,000,000	0.000% due 12/15/35[1]	605,210
1,300,000	0.000% due 12/15/39[1]	645,021
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series A, (BAM Insured), 0.000% due 12/15/27[1]	828,000
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series B, (NPFG Insured), 5.500% due 12/15/21	1,084,230
1,195,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series B-4, 5.250% due 12/15/19	1,200,067
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series C, (AGMC Insured), 0.000% due 12/15/34[1]	661,580
500,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series C, (AMBAC Insured), 0.000% due 12/15/35[1]	307,445
See Notes to Financial Statements.
181

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series C, (NPFG Insured), 0.000% due 12/15/31[1]	$ 711,060
95,000	New Jersey State, Economic Development Authority, Revenue Bonds, Series A, Prerefunded 6/1/20 @ 100, 5.000% due 6/1/21	97,122
	South Jersey, NJ, Transportation Authority LLC, Revenue Bonds, Refunding, Series A:
200,000	5.000% due 11/1/26	230,256
750,000	5.000% due 11/1/32	850,867
250,000	5.000% due 11/1/33	283,253
500,000	Tobacco Settlement Financing Corp., NJ, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/29	613,895
		17,607,868
	New Mexico — 0.4%
645,000	New Mexico Mortgage Finance Authority, Revenue Bonds, Series A, (GNMA/FNMA/FHLMC Insured), 4.250% due 1/1/50	710,848
125,000	Santa Fe, NM, Retirement Facility Revenue, Revenue Bonds, Series A, 5.000% due 5/15/34[5]	141,516
		852,364
	New York — 1.4%
500,000	Glen Cove, NY, Local Economic Assistance Corp., Revenue Bonds, Series C, 0.000% due 1/1/55[1]	478,145
500,000	New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series E, 3.500% due 2/15/48	520,645
500,000	New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series F, 4.500% due 2/15/48	529,020
700,000	New York State, Dormitory Authority Revenue, Non State Supported Debt, Refunding, 5.000% due 12/1/32[2]	827,120
635,000	New York State, Mortgage Agency, Homeowner Mortgage, Revenue Bonds, Refunding, Series 195, 4.000% due 10/1/46	672,490
		3,027,420
	North Carolina — 0.5%
500,000	North Carolina State Medical Care Commission, Revenue Bonds, 5.000% due 10/1/20	512,055
500,000	North Carolina State, Medical Care Commission, Retirement Facilities Revenue, Revenue Bonds, Series B, 5.000% due 4/1/47	537,405
		1,049,460
	North Dakota — 0.3%
500,000	Ward County, ND, Healthcare Facilities Revenue, Revenue Bonds, Series C, 5.000% due 6/1/43	566,890
	Ohio — 4.5%
450,000	American Municipal Power, Inc., OH, Combination Hydroelectric Project, Revenue Bonds, Series A, 2.250% due 2/15/48[6]	453,803
2,000,000	American Municipal Power, Inc., OH, Revenue Bonds, Refunding, Series A, 2.300% due 2/15/38[6]	2,031,020
1,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Revenue Bonds, Series A-2, 6.500% due 6/1/47	1,022,700
600,000	Centerville, OH, Healthcare Revenue, Refunding, 5.250% due 11/1/50	654,726
1,045,000	Cuyahoga County, OH, Hospital Revenue, Refunding, 5.500% due 2/15/52	1,215,753
250,000	Franklin County, OH, Health Care Facilities Revenue, Revenue Bonds, Series A, 5.625% due 7/1/26	256,520
815,000	Licking County, OH, Health Care Facilities Authority Revenue, Refunding, Series A, 6.000% due 7/1/50	848,162
See Notes to Financial Statements.
182

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Ohio — (Continued)
$1,000,000	Lucas County, OH, Hospital Revenue, Promedica Healthcare Obligated Group, Revenue Bonds, Refunding, Series A, 5.250% due 11/15/48	$ 1,156,420
500,000	Ohio State, Air Quality Development Authority, Pollution Control, Revenue Bonds, Refunding, Series C, 5.625% due 6/1/49[7]	515,000
	Southeastern Ohio Port Authority Hospital Facilities, Revenue Bonds:
690,000	5.000% due 12/1/19	691,235
300,000	5.750% due 12/1/32	327,126
500,000	6.000% due 12/1/42	539,595
		9,712,060
	Oklahoma — 0.0%
95,000	Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise Revenue, Series A, 8.500% due 8/25/26[2]	104,940
	Pennsylvania — 4.5%
500,000	Allentown , PA, Commercial & Industrial Development Authority, Revenue Bonds, Series A, 6.250% due 7/1/47[2]	510,245
125,000	Chester County, PA, Industrial Development Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/15/51	139,884
500,000	Chester County, PA, Industrial Development Authority, Special Obligation Revenue, Woodlands at Greystone Project, Revenue Bonds, 5.000% due 3/1/38[2]	532,530
	Crawford County, PA, Hospital Authority, Revenue Bonds, Refunding, Series A:
400,000	6.000% due 6/1/36	464,704
250,000	6.000% due 6/1/46	287,068
1,000,000	Doylestown, PA, Hospital Authority, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/41	1,107,470
175,000	East Hempfield Township, PA, Industrial Development Authority, Revenue Bonds, Refunding, 5.000% due 12/1/26	206,967
200,000	Franklin County, PA, Industrial Development Authority, Menno-Haven, Inc. Project, Revenue Bonds, Refunding, 5.000% due 12/1/43	218,366
445,000	Montgomery County, PA, Higher Education & Health Authority, Revenue Bonds, Refunding, 5.000% due 12/1/47	488,000
	Montgomery County, PA, Industrial Development Authority, Health System Revenue, Revenue Bonds, Refunding, Series A:
420,000	5.250% due 1/15/27	481,286
250,000	5.250% due 1/15/46	278,513
	Montgomery County, PA, Industrial Development Authority, Revenue Bonds, Refunding:
105,000	5.000% due 11/15/23	113,984
500,000	5.000% due 11/15/36	581,715
100,000	5.000% due 12/1/46	110,671
100,000	Montgomery County, PA, Industrial Development Authority, Waverly Heights, Ltd. Project, Revenue Bonds, Refunding, 5.000% due 12/1/44	115,656
530,000	Pennsylvania State, Higher Educational Facilities Authority Revenue, Revenue Bonds, Prerefunded 10/1/21 @ 100, 6.000% due 10/1/31	578,060
500,000	Pennsylvania State, Higher Educational Facilities Authority, Student Housing Revenue, 5.000% due 7/1/31	509,065
545,000	Pennsylvania State, Higher Educational Facilities Authority, Student Housing Revenue, Refunding, Series A, 5.000% due 7/1/25	631,562
2,225,000	Pennsylvania State, Housing Finance Agency, Revenue Bonds, (GNMA/FNMA/FHLMC Insured), 2.450% due 7/1/22	2,263,492
150,000	Washington County, PA, Redevelopment Authority Revenue, Tax Allocation, Refunding, 5.000% due 7/1/28	160,016
		9,779,254
See Notes to Financial Statements.
183

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Puerto Rico — 5.7%
	Cofina Class 2 Trust, Revenue Bonds, AMBAC Insured:
$ 506,143	0.000% due 8/1/47[1]	$ 133,308
780,046	0.000% due 8/1/54[1]	141,695
	Cofina, PR, Series 2007A Senior, National Custodian Trust, Taxable Trust Unit, Revenue Bonds:
76,023	Cofina, PR, Series 2007A Senior, National Custodian Trust, Taxable Trust Unit, Revenue Bonds, 0.000% due 8/1/43[1]	21,229
69,899	Cofina, PR, Series 2007A Senior, National Custodian Trust, Taxable Trust Unit, Revenue Bonds, 0.000% due 8/1/44[1]	19,519
13,849	Cofina, PR, Series 2007A Senior, National Custodian Trust, Taxable Trust Unit, Revenue Bonds, 0.000% due 8/1/46[1]	3,868
35,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, (AGMC Insured), 4.500% due 7/1/23	35,100
260,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, Series A, (NPFG Insured), 5.500% due 7/1/20	264,365
1,635,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Series A, 5.250% due 7/1/42	1,710,619
350,000	Puerto Rico Commonwealth, General Obligation Unlimited, Refunding, Series A, (AGC-ICC Insured), 5.500% due 7/1/29	395,489
300,000	Puerto Rico Commonwealth, General Obligation Unlimited, Refunding, Series A, (AGMC Insured), 5.000% due 7/1/35	314,061
500,000	Puerto Rico Electric Power Authority, Power Revenue, Revenue Bonds, Series XX, 5.250% due 7/1/40	380,000
25,000	Puerto Rico Electric Power Authority, Revenue Bonds, (AGMC Insured), 5.000% due 7/1/27	25,635
610,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series DDD, (AGMC Insured), 3.625% due 7/1/23	610,043
60,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series SS, (AGMC Insured), 5.000% due 7/1/30	61,403
230,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series UU (AGMC Insured), 5.000% due 7/1/20	232,794
500,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series UU, (AGMC Insured), (3M USD LIBOR * 0.67 + 0.52%), 1.926% due 7/1/29[3]	493,750
300,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series NN, (NPFG Insured), 4.750% due 7/1/33	300,378
505,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series RR, (AGC Insured), 5.000% due 7/1/28	517,766
10,000	Puerto Rico Highway and Transportation Authority, Revenue Bonds, (AMBAC Insured), 0.000% due 7/1/25[1]	7,896
750,000	Puerto Rico Highway and Transportation Authority, Revenue Bonds, Refunding, Series N, (AMBAC Insured), 2.931% due 7/1/28	693,750
800,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Auxilio Muto, Revenue Bonds, Series A, 6.000% due 7/1/33	836,072
250,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, 5.000% due 10/1/31	261,360
430,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, (NPFG Insured), 4.500% due 10/1/29	430,632
100,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Refunding, ANA G Mendez University Project, Revenue Bonds, 5.500% due 12/1/31	99,815
500,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, 5.000% due 3/1/36	498,885
See Notes to Financial Statements.
184

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Puerto Rico — (Continued)
$ 500,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, Refunding, 5.000% due 10/1/20	$ 508,115
540,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue,Revenue Bonds, Series A (AMBAC Insured), 0.000% due 7/1/37[1]	220,811
9,070	Puerto Rico Public Buildings Authority, Revenue Bonds, Refunding, Series L, (NPFG Insured), 5.500% due 7/1/21	9,308
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds, Series A-1:
8,000	0.000% due 7/1/24[1]	7,010
15,000	0.000% due 7/1/27[1]	11,999
14,000	0.000% due 7/1/29[1]	10,449
18,000	0.000% due 7/1/31[1]	12,502
21,000	0.000% due 7/1/33[1]	13,205
2,000,000	5.000% due 7/1/58	2,099,600
500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds, Series A-2, 4.784% due 7/1/58	515,115
50,000	University of Puerto Rico, Revenue Bonds, Refunding, Series P, 5.000% due 6/1/20	49,938
185,000	University of Puerto Rico, Revenue Bonds, Refunding, Series P, (NPFG Insured), 5.000% due 6/1/25	189,457
	University of Puerto Rico, Revenue Bonds, Series Q:
100,000	5.000% due 6/1/25	99,375
150,000	5.000% due 6/1/36	148,688
		12,385,004
	Rhode Island — 1.4%
	Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding, Series B:
900,000	5.000% due 9/1/31	1,029,240
750,000	5.000% due 9/1/36	848,527
600,000	Rhode Island State, Housing and Mortgage Finance Corp., Revenue Bonds, Series 69-B, (GNMA/FNMA/FHLMC Insured), 4.000% due 10/1/48	651,936
4,000,000	Tobacco Settlement Financing Corp., RI, Revenue Bonds, Series A, 0.000% due 6/1/52[1]	532,320
		3,062,023
	South Carolina — 2.3%
1,786,324	Connector 2000 Association, Inc., Revenue Bonds, Series A-1, 0.000% due 1/1/42[1]	387,311
500,000	Connector 2000 Association, Inc., SC, Toll Road Revenue, Series A-1, 0.000% due 1/1/32[1]	227,840
370,000	South Carolina State, Housing Finance & Development Authority, Revenue Bonds, (GNMA / FNMA / FHLMC / FHA Insured), 4.000% due 7/1/36	394,894
	South Carolina State, Jobs-Economic Development Authority, Health Facilities Revenue, Revenue Bonds, Refunding:
410,000	5.000% due 10/1/36[2]	459,995
1,090,000	5.000% due 10/1/41[2]	1,209,290
800,000	South Carolina State, Jobs-Economic Development Authority, Residential Facilities Revenue, Revenue Bonds, Refunding, 5.000% due 4/1/47	867,760
200,000	South Carolina State, Public Service Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/33	236,162
	South Carolina State, Public Service Authority, Revenue Bonds, Refunding, Series B:
500,000	5.000% due 12/1/37	590,935
500,000	2.250% due 12/1/51	482,845
See Notes to Financial Statements.
185

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	South Carolina — (Continued)
$ 5,000	South Carolina State, Public Service Authority, Revenue Bonds, Series E, 5.250% due 12/1/55	$ 5,769
		4,862,801
	Texas — 4.8%
645,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Series A, 5.000% due 12/1/51	716,530
455,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Uplift Education, Series A, 2.750% due 12/1/26	461,261
250,000	Brazoria County, TX, Health Facilities Development Corp., Revenue Bonds, Prerefunded 7/1/22 @ 100, 5.250% due 7/1/32	275,233
360,000	Fort Bend County, TX, Industrial Development Corp., NRG Energy, Inc., Revenue Bonds, Series A, 4.750% due 5/1/38	379,667
250,000	Gregg County, TX, Health Facilities Development Corp., Revenue Bonds, Series C, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/32	274,295
1,510,000	Harris County, TX, Cultural Education Facilities Finance Corp., Brazos Presbyterian Homes Project, Revenue Bonds, Refunding, 5.000% due 1/1/48	1,644,224
150,000	Harris County, TX, Cultural Education Facilities Finance Corp., Revenue Bonds, Series A, 5.000% due 1/1/43	157,583
505,000	Harrison County, TX, Health Facilities Development Corp., Good Shepard Health System, Revenue Bonds, Prerefunded 7/1/20 @ 100, 5.250% due 7/1/28	518,226
250,000	New Hope Cultural Education Facilities Corp., TX, Housing Revenue, Tarleton State University Project, Revenue Bonds, Series A, 5.000% due 4/1/47	270,125
	New Hope Cultural Education Facilities Corp., TX, Revenue Bonds, Series A:
500,000	5.000% due 4/1/29	546,735
600,000	5.000% due 4/1/30	664,620
950,000	New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facilities Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/36	1,035,300
500,000	New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue Bonds, Series A, 5.000% due 4/1/42	530,120
	Newark Higher Education Finance Corp., TX, Education Revenue, Revenue Bonds:
300,000	5.000% due 6/15/33	310,833
500,000	5.000% due 6/15/38	515,280
230,000	Newark Higher Education Finance Corp., TX, Education Revenue, Revenue Bonds, Series A, 5.000% due 6/15/37	237,259
	Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities, Revenue Bonds, Refunding:
150,000	5.000% due 11/15/35	161,628
500,000	5.000% due 5/15/45	539,270
400,000	5.250% due 11/15/47	425,012
200,000	Texas State, Department of Housing and Community Affairs, Revenue Bonds, Series A, (GNMA Insured), 4.750% due 3/1/49	222,806
350,000	Wood County, TX, Central Hospital District, East Texas Medical Center, Revenue Bonds, Prerefunded 11/1/21 @ 100, 6.000% due 11/1/41	380,572
		10,266,579
	Utah — 0.2%
500,000	Hideout Local District No. 1, UT, Special Assessment, 6.750% due 8/1/37[2]	518,040
See Notes to Financial Statements.
186

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Virginia — 2.5%
$ 750,000	Farmville, VA, Industrial Development Authority Facilities, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/38	$ 862,080
500,000	Hanover County, VA, Economic Development Authority, Care Facilities Revenue, Refunding, Covenant Woods, Revenue Bonds, 5.000% due 7/1/38	546,085
295,000	Henrico County, VA, Economic Development Authority Health Care Facilities Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 12/1/37	333,412
500,000	Henrico County, VA, Economic Development Authority, Residencial Care Facility Revenue, Revenue Bonds, Series A, 5.000% due 6/1/39	559,270
500,000	Newport News, VA, Industrial Development Authority, Health System Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[2]	553,145
1,000,000	Newport News, VA, Industrial Development Authority, System Revenue, Revenue Bonds, 5.330% due 7/1/45[2]	1,093,630
750,000	Norfolk, VA, Redevelopment and Housing Authority, Revenue Bonds, Series A, 5.250% due 1/1/54	819,225
500,000	Virginia State, Small Business Financing Authority, Residential Care Facility Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 6/1/42	544,625
		5,311,472
	Washington — 1.4%
200,000	Kalispel Tribe of Indians Priority District, WA, Revenue Bonds, Series B, 5.250% due 1/1/38[2]	221,648
100,000	Skagit County, WA, Public Hospital District No.1, Refunding, Series A, 5.000% due 12/1/19	100,244
1,000,000	Washington State, Health Care Facilities Authority, Revenue Bonds, 5.000% due 12/1/36	1,126,150
235,000	Washington State, Housing Finance Commission, Refunding, Hearthstone Project, Revenue Bonds, Series B, 3.125% due 7/1/23[2]	235,089
325,000	Washington State, Housing Finance Commission, Refunding, Judson Park Project, Revenue Bonds, 5.000% due 7/1/38[2]	354,452
375,000	Washington State, Housing Finance Commission, Revenue Bonds, Series A, 7.000% due 7/1/45[2]	410,374
500,000	Washington State, Housing Finance Commission, Rockwood Retirement Communitie, Revenue Bonds, 5.000% due 1/1/55[2,5]	527,775
		2,975,732
	West Virginia — 0.1%
250,000	West Virginia State, Hospital Finance Authority, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/43	293,425
	Wisconsin — 3.4%
500,000	Public Finance Authority, WI, Charter School Revenue, Revenue Bonds, Series A, 5.375% due 7/15/47[2]	548,950
	Public Finance Authority, WI, Retirement Facility Revenue, Revenue Bonds, Refunding:
150,000	5.000% due 9/1/49[2,5]	162,580
500,000	5.000% due 9/1/54[2]	546,075
1,000,000	Public Finance Authority, WI, Revenue Bonds, 5.750% due 4/1/42	1,051,500
260,000	Public Finance Authority, WI, Revenue Bonds, Refunding, 5.875% due 4/1/45	289,094
325,000	Public Finance Authority, WI, School Education Revenue, Revenue Bonds, 4.000% due 6/15/29[2]	338,803
See Notes to Financial Statements.
187

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Wisconsin — (Continued)
$ 350,000	Public Finance Authority, WI, Senior Living Revenue, Mary’s Woods at Marylhurst Project, Revenue Bonds, Refunding, Series A, 5.250% due 5/15/37[2]	$ 395,216
90,000	Public Finance Authority, WI, Senior Living Revenue, Rose Village Project, Revenue Bonds, Series A, 5.000% due 11/15/24[2]	94,870
500,000	Public Finance Authority, WI, Student Housing, Revenue Bonds (AGMC Insured), 5.000% due 7/1/53	581,145
1,060,000	Public Finance Authority, WI, Student Housing, Revenue Bonds, Series A, 5.000% due 7/1/25	1,187,497
955,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Refunding, 5.000% due 6/1/41	1,027,313
970,000	Wisconsin State, Housing and Economic Development Authority, Home Ownership Revenue, Revenue Bonds, Series D, 4.000% due 3/1/47	1,051,577
		7,274,620
	Other Territory — 0.4%
738,242	Federal Home Loan Mortgage Corporation Multifamily ML-05 Certificates, Revenue Bonds, Class AUS, 3.400% due 1/25/36	823,081
	TOTAL MUNICIPAL BONDS (Cost $201,866,896)	212,841,230
TOTAL INVESTMENTS (Cost $201,866,896)	98.8%	$212,841,230
OTHER ASSETS IN EXCESS OF LIABILITIES	1.2	2,577,463
NET ASSETS	100.0%	$215,418,693

*	Percentages indicated are based on net assets.
[1]	Zero Coupon Bond.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified buyers. At October 31, 2019, these securities, which are not illiquid, amounted to $28,919,681 or 13.4% of net assets for the Fund.
[3]	Floating Rate Bond. Rate shown is as of October 31, 2019.
[4]	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
[5]	When-issued security.
[6]	Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of October 31, 2019.
[7]	This security is in default. See Note 1.

Abbreviations:
AGC — Assurance Guaranty Corporation
AGC-ICC — Assured Guaranty Corporation Insured Custody Certificates
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
BAM — Build America Mutual
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MBIA — Municipal Bond Investors Assurance
NPFG — National Public Finance Guarantee Corporation
SIFMA — Securities Industry and Financial Markets Association
See Notes to Financial Statements.
188

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2019
STATE DIVERSIFICATION
On October 31, 2019, State Diversification of the Portfolio was as follows:
	% of Net Assets	Value
STATE:
Illinois	15.3%	$ 32,958,563
Colorado	11.4	24,555,422
New Jersey	8.2	17,607,868
Florida	6.0	12,843,560
Puerto Rico	5.7	12,385,004
Texas	4.8	10,266,579
Pennsylvania	4.5	9,779,254
Ohio	4.5	9,712,060
Wisconsin	3.4	7,274,620
California	3.0	6,558,258
Arizona	3.0	6,386,643
Michigan	2.5	5,378,839
Virginia	2.5	5,311,472
South Carolina	2.3	4,862,801
Maryland	1.7	3,569,745
Iowa	1.5	3,147,343
Indiana	1.4	3,072,846
Rhode Island	1.4	3,062,023
New York	1.4	3,027,420
Missouri	1.4	2,988,826
Washington	1.4	2,975,732
Connecticut	1.3	2,859,871
Alabama	1.1	2,474,099
District of Columbia	1.1	2,331,043
Nevada	1.1	2,313,727
Mississippi	0.9	2,000,000
Georgia	0.9	1,930,012
Kentucky	0.8	1,652,199
Alaska	0.6	1,405,723
Idaho	0.6	1,225,834
Louisiana	0.6	1,207,588
North Carolina	0.5	1,049,460
New Mexico	0.4	852,364
Other Territory	0.4	823,081
North Dakota	0.3	566,890
Utah	0.2	518,040
Maine	0.2	472,388
Kansas	0.2	345,348
Nebraska	0.1	319,712
West Virginia	0.1	293,425
Minnesota	0.1	260,402
New Hampshire	0.0	110,206
Oklahoma	0.0	104,940
TOTAL MUNICIPAL BONDS	98.8%	$212,841,230
TOTAL INVESTMENTS	98.8%	$212,841,230
See Notes to Financial Statements.
189

THE GLENMEDE FUND, INC.

Notes to Financial Statements
1.  Organization and Significant Accounting Policies
As of October 31, 2019, The Glenmede Fund, Inc. (the “Fund”) consists of nineteen portfolios: the Quantitative U.S. Large Cap Core Equity Portfolio, the Quantitative U.S. Large Cap Growth Equity Portfolio, the Quantitative U.S. Large Cap Value Equity Portfolio, the Quantitative U.S. Small Cap Equity Portfolio, the Quantitative International Equity Portfolio, the Responsible ESG U.S. Equity Portfolio, the Women in Leadership U.S. Equity Portfolio, the Quantitative U.S. Long/Short Equity Portfolio, the Quantitative U.S. Total Market Equity Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the Equity Income Portfolio, the Secured Options Portfolio, the Global Secured Options Portfolio, the Alternative Risk Premia Portfolio, the Core Fixed Income Portfolio, the Short Term Tax Aware Fixed Income Portfolio and the High Yield Municipal Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. Since June 30, 2015, the Quantitative U.S. Large Cap Core Equity Portfolio and the Quantitative U.S. Large Cap Growth Equity Portfolio have offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Classes commenced operations on December 30, 2015 and November 5, 2015, respectively. Since July 14, 2016, the Secured Options Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Class shares of the Secured Options Portfolio commenced operations on November 9, 2016. Since February 14, 2019, the Quantitative U.S. Long/Short Equity Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. As of that date the existing class of the Quantitative U.S. Long/Short Equity Portfolio changed its name to Advisor Class. The Institutional Class shares of the Quantitative U.S. Long/Short Equity Portfolio commenced operations on September 13, 2019. The High Yield Municipal Portfolio, the Responsible ESG U.S. Equity Portfolio and the Women in Leadership U.S. Equity Portfolio commenced operations on December 22, 2015. The Short Term Tax Aware Fixed Income Portfolio commenced operations on June 29, 2016. The Equity Income Portfolio commenced operations on December 21, 2016. The Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio commenced operations on November 13, 2017. The Alternative Risk Premia Portfolio commenced operations on December 20, 2018.
The Fund is an investment company and follows accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification ("ASC") Topic 946 (“ASC 946”). The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”), including but not limited to ASC 946, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, and the differences could be material. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.
Valuation of Securities:  Equity securities and options listed on a U.S. securities exchange, including exchange-traded funds (“ETFs”), for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price and are typically categorized as Level 2. If no sales are reported, exchange traded options are valued at the mean of the bid and ask price and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values as reported by such companies, and are typically categorized as Level 1.
Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such securities are typically categorized as Level 2 in the fair value hierarchy. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.
When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of
190

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Notes to Financial Statements — (Continued)
time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.
FASB ASC Topic 820 ("ASC 820") “Fair Value Measurements" defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments;
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
The Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative International Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio and Equity Income Portfolio had all investments with corresponding industries at Level 1 except repurchase agreements which were at Level 2, at October 31, 2019. The High Yield Municipal Portfolio had all investments with corresponding states at Level 2 at October 31, 2019.
The Portfolios did not recognize any level transfers as of the fiscal year ended October 31, 2019. Transfers into and out of a level are typically recognized at the end of the reporting period.
The following is a summary of the inputs used as of October 31, 2019 in valuing the assets and liabilities of the Quantitative U.S. Small Cap Equity Portfolio. Secured Options Portfolio, Global Secured Options Portfolio, Alternative Risk Premia Portfolio, Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio:
Quantitative U.S. Small Cap Equity Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Auto Components	$ 8,904	$—	$ —	$ 8,904
Banks	110,688	—	—	110,688
Biotechnology	71,251	—	—	71,251
Building Products	31,928	—	—	31,928
Capital Markets	26,455	—	—	26,455
Chemicals	25,985	—	—	25,985
Commercial Services & Supplies	31,946	—	—	31,946
Construction & Engineering	9,449	—	—	9,449
Containers & Packaging	8,696	—	—	8,696
Diversified Consumer Services	16,140	—	—	16,140
Electric Utilities	15,972	—	—	15,972
Electrical Equipment	24,706	—	—	24,706
Electronic Equipment, Instruments & Components	38,948	—	—	38,948
Energy Equipment & Services	5,909	—	—	5,909
Equity Real Estate Investment Trusts	90,546	—	—	90,546
Food & Staples Retailing	8,945	—	—	8,945
191

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Notes to Financial Statements — (Continued)
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Food Products	$ 4,818	$—	$ —	$ 4,818
Health Care Equipment & Supplies	45,973	—	—	45,973
Health Care Providers & Services	29,482	—	—	29,482
Health Care Technology	22,037	—	—	22,037
Hotels, Restaurants & Leisure	8,846	—	—	8,846
Household Products	4,440	—	—	4,440
Insurance	24,595	—	—	24,595
IT Services	35,590	—	—	35,590
Machinery	44,858	—	—	44,858
Media	5,125	—	—	5,125
Metals & Mining	14,673	—	—	14,673
Mortgage Real Estate Investment Trusts	18,611	—	—	18,611
Oil, Gas & Consumable Fuels	33,681	—	—	33,681
Paper & Forest Products	13,499	—	—	13,499
Pharmaceuticals	23,069	—	687	23,756
Professional Services	16,458	—	—	16,458
Semiconductors & Semiconductor Equipment	29,445	—	—	29,445
Software	21,175	—	—	21,175
Specialty Retail	44,331	—	—	44,331
Textiles, Apparel & Luxury Goods	13,149	—	—	13,149
Thrifts & Mortgage Finance	37,871	—	—	37,871
Trading Companies & Distributors	21,885	—	—	21,885
Water Utilities	6,439	—	—	6,439
Total Common Stocks	1,046,518	—	687	1,047,205
Investment of Security Lending Collateral	25,804	—	—	25,804
Total Investments	1,072,322	—	687	1,073,009
Total	$1,072,322	$—	$687	$1,073,009
Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$ 15,060,093	$ —	$—	$ 15,060,093
U.S. Treasury Bill	—	149,559,407	—	149,559,407
Repurchase Agreement	—	2,039,197	—	2,039,197
Purchased Options
Calls	1,050,706,125	—	—	1,050,706,125
Puts	168,187	—	—	168,187
Total Purchased Options	1,050,874,312	—	—	1,050,874,312
Total Investments	1,065,934,405	151,598,604	—	1,217,533,009
Total	$1,065,934,405	$151,598,604	$—	$1,217,533,009
192

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Notes to Financial Statements — (Continued)
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Call	$(534,732,750)	$—	$—	$(534,732,750)
Puts	(4,486,588)	—	—	(4,486,588)
Total Written Options	(539,219,338)	—	—	(539,219,338)
Total	$(539,219,338)	$—	$—	$(539,219,338)
Global Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Treasury Bill	$—	$1,174,540	$—	$1,174,540
Total	$—	$1,174,540	$—	$1,174,540
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Puts	$(6,195)	$—	$—	$(6,195)
Total	$(6,195)	$—	$—	$(6,195)
Alternative Risk Premia Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$ 10,102	$ —	$—	$ 10,102
Airlines	18,895	—	—	18,895
Automobiles	26,706	—	—	26,706
Banks	260,690	—	—	260,690
Building Products	44,557	—	—	44,557
Capital Markets	51,749	—	—	51,749
Chemicals	81,675	—	—	81,675
Commercial Services & Supplies	137,835	—	—	137,835
Construction & Engineering	102,509	—	—	102,509
193

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Notes to Financial Statements — (Continued)
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Consumer Finance	$ 95,502	$ —	$—	$ 95,502
Diversified Consumer Services	26,252	—	—	26,252
Diversified Financial Services	55,587	—	—	55,587
Electric Utilities	56,532	—	—	56,532
Electrical Equipment	13,473	—	—	13,473
Electronic Equipment, Instruments & Components	26,630	—	—	26,630
Energy Equipment & Services	27,935	—	—	27,935
Equity Real Estate Investment Trusts	216,816	—	—	216,816
Food & Staples Retailing	12,575	—	—	12,575
Food Products	66,511	—	—	66,511
Health Care Equipment & Supplies	61,510	—	—	61,510
Health Care Providers & Services	63,174	—	—	63,174
Health Care Technology	26,348	—	—	26,348
Hotels, Restaurants & Leisure	38,995	—	—	38,995
Household Durables	15,225	—	—	15,225
Household Products	20,021	—	—	20,021
Independent Power & Renewable Electricity Producer	27,399	—	—	27,399
Insurance	111,693	—	—	111,693
Internet & Direct Marketing Retail	18,541	—	—	18,541
IT Services	74,480	—	—	74,480
Life Sciences Tools & Services	36,668	—	—	36,668
Machinery	101,585	—	—	101,585
Media	5,673	—	—	5,673
Metals & Mining	73,095	—	—	73,095
Mortgage Real Estate Investment Trust	29,780	—	—	29,780
Multi-Utilities	25,872	—	—	25,872
Oil, Gas & Consumable Fuels	109,712	—	—	109,712
Paper & Forest Products	15,502	—	—	15,502
Pharmaceuticals	34,984	—	—	34,984
Professional Services	13,344	—	—	13,344
Real Estate Management & Development	13,227	—	—	13,227
Road & Rail	25,183	—	—	25,183
Semiconductors & Semiconductor Equipment	70,904	—	—	70,904
Software	38,582	—	—	38,582
Specialty Retail	99,751	—	—	99,751
Technology Hardware, Storage & Peripherals	56,818	—	—	56,818
Textiles, Apparel & Luxury Goods	26,568	—	—	26,568
Thrifts & Mortgage Finance	66,941	—	—	66,941
Trading Companies & Distributors	29,087	—	—	29,087
Total Common Stocks	2,663,193	—	—	2,663,193
U.S. Treasury Bill	—	1,395,888	—	1,395,888
Investment of Security Lending Collateral	10,247	—	—	10,247
Purchased Options
Calls	5,075,875	—	—	5,075,875
Puts	813	—	—	813
Total Purchased Options	5,076,688	—	—	5,076,688
Total Investments	7,750,128	1,395,888	—	9,146,016
Total	$7,750,128	$1,395,888	$—	$9,146,016
194

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Notes to Financial Statements — (Continued)
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Call	$(2,583,250)	$—	$—	$(2,583,250)
Puts	(23,552)	—	—	(23,552)
Total Written Options	(2,606,802)	—	—	(2,606,802)
Common Stocks Sold Short
Aerospace & Defense	(23,794)	—	—	(23,794)
Air Freight & Logistics	(23,204)	—	—	(23,204)
Auto Components	(35,060)	—	—	(35,060)
Banks	(243,332)	—	—	(243,332)
Building Products	(24,241)	—	—	(24,241)
Capital Markets	(156,427)	—	—	(156,427)
Chemicals	(112,748)	—	—	(112,748)
Commercial Services & Supplies	(119,018)	—	—	(119,018)
Communications Equipment	(15,468)	—	—	(15,468)
Construction & Engineering	(22,048)	—	—	(22,048)
Construction Materials	(13,427)	—	—	(13,427)
Consumer Finance	(26,285)	—	—	(26,285)
Distributors	(25,953)	—	—	(25,953)
Diversified Telecommunication Services	(12,959)	—	—	(12,959)
Electric Utilities	(27,014)	—	—	(27,014)
Electronic Equipment, Instruments & Components	(51,696)	—	—	(51,696)
Equity Real Estate Investment Trusts	(209,519)	—	—	(209,519)
Food Products	(55,263)	—	—	(55,263)
Gas Utilities	(11,859)	—	—	(11,859)
Health Care Equipment & Supplies	(89,843)	—	—	(89,843)
Health Care Providers & Services	(17,853)	—	—	(17,853)
Hotels, Restaurants & Leisure	(83,226)	—	—	(83,226)
Household Durables	(27,816)	—	—	(27,816)
Household Products	(50,452)	—	—	(50,452)
Industrial Conglomerates	(21,779)	—	—	(21,779)
Insurance	(51,350)	—	—	(51,350)
Leisure Product	(14,851)	—	—	(14,851)
Life Sciences Tools & Services	(29,976)	—	—	(29,976)
Machinery	(116,903)	—	—	(116,903)
Mortgage Real Estate Investment Trust	(29,149)	—	—	(29,149)
Multi-line Retail	(31,685)	—	—	(31,685)
Oil, Gas & Consumable Fuels	(111,954)	—	—	(111,954)
Professional Services	(26,248)	—	—	(26,248)
Road & Rail	(65,425)	—	—	(65,425)
Semiconductors & Semiconductor Equipment	(78,050)	—	—	(78,050)
Software	(106,927)	—	—	(106,927)
Specialty Retail	(22,085)	—	—	(22,085)
Textiles, Apparel & Luxury Goods	(23,826)	—	—	(23,826)
Thrifts & Mortgage Finance	(56,833)	—	—	(56,833)
Trading Companies & Distributors	(46,503)	—	—	(46,503)
Water Utilities	(91,636)	—	—	(91,636)
Total Common Stocks Sold Short	(2,403,685)	—	—	(2,403,685)
Total	$(5,010,487)	$—	$—	$(5,010,487)
195

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Notes to Financial Statements — (Continued)
Core Fixed Income Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency Notes
Federal Home Loan Bank	$ —	$ 21,596,679	$—	$ 21,596,679
Federal Home Loan Mortgage Corporation	—	20,346,278	—	20,346,278
Federal National Mortgage Association	—	60,900,136	—	60,900,136
Total Agency Notes	—	102,843,093	—	102,843,093
Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	37,170,901	—	37,170,901
Federal National Mortgage Association	—	107,768,926	—	107,768,926
Government National Mortgage Association	—	1,274,506	—	1,274,506
Total Mortgage-Backed Securities	—	146,214,333	—	146,214,333
Corporate Notes
Automotive	—	4,127,896	—	4,127,896
Banking	—	36,181,830	—	36,181,830
Beverages, Food & Tobacco	—	20,527,762	—	20,527,762
Communications	—	17,477,860	—	17,477,860
Computer Software & Processing	—	33,361,206	—	33,361,206
Financial	—	22,043,544	—	22,043,544
Heavy Machinery	—	5,770,956	—	5,770,956
Insurance	—	15,560,033	—	15,560,033
Pharmaceuticals	—	5,191,046	—	5,191,046
Retailers	—	8,327,551	—	8,327,551
Total Corporate Notes	—	168,569,684	—	168,569,684
U.S. Treasury Notes/Bonds	—	77,235,665	—	77,235,665
Repurchase Agreement	—	6,958,320	—	6,958,320
Investment of Security Lending Collateral	1,512,520	—	—	1,512,520
Total Investments	1,512,520	501,821,095	—	503,333,615
Total	$1,512,520	$501,821,095	$—	$503,333,615
Short Term Tax Aware Fixed Income Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency Notes	$ —	$ 499,999	$—	$ 499,999
Corporate Notes
Health Care Services	—	355,271	—	355,271
Municipal Bonds
Alabama	—	516,868	—	516,868
Alaska	—	810,569	—	810,569
Arizona	—	439,052	—	439,052
California	—	483,145	—	483,145
Colorado	—	154,586	—	154,586
Connecticut	—	873,974	—	873,974
Florida	—	1,113,883	—	1,113,883
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Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Georgia	$ —	$ 573,413	$—	$ 573,413
Idaho	—	205,200	—	205,200
Illinois	—	4,475,898	—	4,475,898
Kentucky	—	1,363,188	—	1,363,188
Louisiana	—	1,282,560	—	1,282,560
Massachusetts	—	261,128	—	261,128
Michigan	—	3,505,884	—	3,505,884
Minnesota	—	953,105	—	953,105
Mississippi	—	4,125,585	—	4,125,585
New Jersey	—	1,966,991	—	1,966,991
New York	—	1,182,567	—	1,182,567
North Carolina	—	105,801	—	105,801
Ohio	—	1,861,282	—	1,861,282
Pennsylvania	—	7,219,712	—	7,219,712
Rhode Island	—	432,968	—	432,968
Tennessee	—	373,445	—	373,445
Texas	—	7,963,613	—	7,963,613
Washington	—	1,989,470	—	1,989,470
Wisconsin	—	1,497,869	—	1,497,869
Wyoming	—	406,428	—	406,428
Total Municipal Bonds	—	46,138,184	—	46,138,184
Preferred Stocks	255,600	—	—	255,600
U.S. Treasury Notes/Bonds	—	979,157	—	979,157
Repurchase Agreement	—	859,440	—	859,440
Investment of Security Lending Collateral	847,938	—	—	847,938
Registered Investment Companies	1,506,331	—	—	1,506,331
Total Investments	2,609,869	48,832,051	—	51,441,920
Total	$2,609,869	$48,832,051	$—	$51,441,920
Repurchase Agreements:  Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the applicable Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the applicable Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. Each Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which each Portfolio enters into repurchase agreements to evaluate potential risks.
Master Repurchase Agreements (“MRA”) permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the applicable Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty. The gross value and related collateral received for each Portfolio’s investments in repurchase agreements as of October 31, 2019 are presented in each Portfolio’s Schedule of Portfolio Investments and the value of these investments are also presented in the Statements of Assets and Liabilities.
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As of October 31, 2019, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:
Quantitative U.S. Large Cap Growth Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$15,719,529	$(15,719,529)	$—	$—	$—
Women in Leadership U.S. Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$121,654	$(121,654)	$—	$—	$—
Strategic Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$6,357,561	$(6,357,561)	$—	$—	$—
Small Cap Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$9,850,204	$(9,850,204)	$—	$—	$—
Equity Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$200,493	$(200,493)	$—	$—	$—
Secured Options Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$2,039,197	$(2,039,197)	$—	$—	$—
Core Fixed Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$6,958,320	$(6,958,320)	$—	$—	$—
Short Term Tax Aware Fixed Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$859,440	$(859,440)	$—	$—	$—
(a) The value of the related collateral exceeded the value of the net position in the repurchase agreements as of October 31, 2019. The total value of the non-cash collateral received is disclosed in the Schedules of Portfolio Investments.
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(b) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
Cash:  Cash include deposits held at financial institutions, which are available for the Fund’s use with no restrictions, with original maturities of 90 days or less.
Foreign Currency Translation:  The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of each Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.
Foreign Securities:  The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, Equity Income Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Secured Options Portfolio, Global Secured Options Portfolio, Alternative Risk Premia Portfolio and Quantitative International Equity Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.
Options Transactions:  The Strategic Equity Portfolio, Large Cap Value Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Secured Options Portfolio, Global Secured Options Portfolio and Alternative Risk Premia Portfolio are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities each Portfolio owns or expects to own. The Secured Options Portfolio, Global Secured Options Portfolio and Alternative Risk Premia Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio, Large Cap Value Portfolio and Quantitative U.S. Long/Short Equity Portfolio did not enter into any options transactions during the fiscal year ended October 31, 2019. During the fiscal year ended October 31, 2019, the Secured Options Portfolio and the Alternative Risk Premia Portfolio wrote put and call options and purchased put and call options and the Global Secured Options Portfolio wrote and purchased put options in an attempt to achieve their respective investment objective and strategies. As of October 31, 2019, the Secured Options Portfolio, Global Secured Options Portfolio and Alternative Risk Premia Portfolio pledged cash in the amount of $35,270, $1,031 and $1,601, respectively, to brokers, as collateral for written options. This amount is included in the "Cash collateral on deposit at broker" on the Statement of Assets and Liabilities. In addition, security collateral (U.S. Treasury Bills) valued at $126,626,620, $997,060 and $997,060 was pledged as collateral by Secured Options Portfolio, Global Secured Options Portfolio and Alternative Risk Premia Portfolio, respectively.
Lending of Portfolio Securities:  Each Portfolio, using State Street as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. These fees are disclosed as “Income from security lending” in the Statements of Operations, net of expenses retained by State Street as compensation for its services as lending agent. Each applicable Portfolio receives cash collateral (which may be invested by the lending agent in short-term instruments) and/or non-cash collateral (which may include U.S. Treasuries and/or U.S. Government Agency securities), in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the applicable
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Portfolio on the next business day. On behalf of the Quantitative U.S. Long/Short Equity Portfolio, the Quantitative U.S. Total Market Equity Portfolio and the Alternative Risk Premia Portfolio, some or all of the cash collateral may be used to finance short sales. The cash collateral received for the Quantitative U.S. Long/Short Equity Portfolio was not used to finance short sales during the fiscal year ended October 31, 2019. During the fiscal year ended October 31, 2019, the cash collateral received by the Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, Short Term Tax Aware Fixed Income Portfolio, Quantitative U.S. Large Cap Core Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Alternative Risk Premia Portfolio and Core Fixed Income Portfolio was invested in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Government Money Market Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the cash collateral at period end is included at the end of each applicable Portfolio’s Statement of Assets and Liabilities, Schedule of Portfolio Investments and Note 6. Non-cash collateral detail is not disclosed in the Schedules of Portfolio Investments as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.
Real Estate Investment Trusts:  The Portfolios may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.
A shareholder in a Portfolio, by investing in REITs through the Portfolio, will bear not only the shareholder’s proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Portfolio’s Schedule of Portfolio Investments for REIT securities held as of October 31, 2019.
Securities Sold Short:  The Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Alternative Risk Premia Portfolio may engage in short sales, which are sales by the applicable Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. The “Short position flex fees” on the Statement of Operations are fees charged by the lender for releasing the cash proceeds to the Quantitative U.S. Total Market Equity Portfolio. Each Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in an amount at least equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of October 31, 2019, the Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Alternative Risk Premia Portfolio pledged cash in the amount of $177,020,371, $180,396 and $1,499,159, respectively, to State Street, as collateral for short sales. This amount is included in the “Cash collateral on deposit at broker” on the Statement of Assets and Liabilities. The Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Alternative Risk Premia Portfolio also pledged securities in the amount of $38,884,803, $24,783,257 and $1,502,106, respectively, to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in a portion of each such Portfolio’s assets.
Investment Company Securities and Exchange-Traded Funds:  Subject to applicable regulatory requirements, each Portfolio may invest in shares of other registered investment companies, including ETFs. Pursuant to orders issued by the SEC to certain ETFs and procedures approved by the Board, each Portfolio may seek to invest in certain ETFs beyond the statutory limitations, provided the Portfolio complies with certain conditions of the SEC orders and any applicable investment limitations. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets,
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regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ.
Fixed Income and Municipal Securities:  The Alternative Risk Premia Portfolio, Core Fixed Income Portfolio, High Yield Municipal Portfolio and Short Term Tax Aware Fixed Income Portfolio invest in fixed income securities. The value of fixed income securities tends to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due which could adversely impact a Portfolio’s return and net asset value. Changes in the credit rating of a debt security held by a Portfolio could have a similar effect. Fixed income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Although governmental financial regulators, including the Federal Reserve, have taken steps to maintain historically low interest rates; the Federal Reserve has been gradually raising interest rates.
The High Yield Municipal Portfolio invests primarily in municipal securities. The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory. In addition, since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-exempt municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded “net of withholding tax” as soon thereafter as a Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts using the effective interest method.
Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.
Dividends and Distributions to Shareholders:  Dividends from net investment income, if any, of the Core Fixed Income Portfolio, Short Term Tax Aware Fixed Income Portfolio and High Yield Municipal Portfolio are declared and paid monthly. Dividends from net investment income, if any, of the Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, Equity Income Portfolio, Secured Options Portfolio, Global Secured Options Portfolio and Alternative Risk Premia Portfolio are declared and paid quarterly. Each Portfolio distributes any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended (the “Code”).
Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.
Income and Expense Allocation:  Expenses which are not readily identifiable to a specific Portfolio are allocated among Portfolios taking into consideration, among other things, the nature and type of expenses and the relative size of each Portfolio. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class, such as shareholder servicing fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class.
Federal Income Taxes:  Each Portfolio intends to continue to qualify as a regulated investment company by complying with the requirements of the Code applicable to regulated investment companies, and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S.
“ Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with ASC 740, “Accounting for Income Taxes.”
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This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Each Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2019 remain subject to examination by the Internal Revenue Service.
On October 31, 2019, the tax year end of the Fund, the following Portfolios had available capital loss carryforwards to be utilized in future periods to offset future capital gains as follows:
Portfolio	Unlimited (Short Term)	Unlimited (Long Term)
Quantitative U.S. Large Cap Value Equity Portfolio	$ 74,703	$ —
Quantitative U.S. Small Cap Equity Portfolio	33,626	—
Quantitative International Equity Portfolio	5,144,131	—
Women in Leadership U.S. Equity Portfolio	34,851	—
Quantitative U.S. Long/Short Equity Portfolio	12,497,288	—
Small Cap Equity Portfolio	107,290,901	—
Equity Income Portfolio	227,068	—
Global Secured Options Portfolio*	5,085,052	1,642,909
Alternative Risk Premia Portfolio	25,254	—
Core Fixed Income Portfolio	41,205	3,859,776
Short Term Tax Aware Fixed Income Portfolio	95,510	28,259
High Yield Municipal Portfolio	166,646	—
During the fiscal year ended October 31, 2019, the following Portfolios utilized capital loss carryforwards:
Quantitative U.S. Long/Short Equity Portfolio	$7,183,251
Short Term Tax Aware Fixed Income Portfolio	8,214
High Yield Municipal Portfolio	561,949
On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernized several of the federal income and excise tax provisions related to regulated investment companies, and, with certain exceptions, was effective for taxable years beginning after December 22, 2010. Among the changes made were changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely.
In recognition of the 2017 capital loss carryforward limitation (pursuant to Internal Revenue Code Section 382) subsequently identified in 2018 and disclosed in the October 31, 2018 “Notes to Financial Statements: 2. Revision to Previously Issued Financial Statements”, the Global Secured Options Portfolio issued a deficiency long-term capital gain distribution in the amount of $472,081 on March 6, 2019.
*Utilization of the capital loss carryforwards of the Global Secured Options Portfolio is severely limited currently and in future years pursuant to Internal Revenue Code Section 382.
As of October 31, 2019, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:
Portfolio	Undistributed Tax-exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Other Temporary Differences	Loss Carryforwards	Total Distributable Earnings
Quantitative U.S. Large Cap Core Equity Portfolio	$ —	$ 1,722,222	$ 98,391,794	$515,376,458	$ 2	$ —	$ 615,490,476
Quantitative U.S. Large Cap Growth Equity Portfolio	—	878,382	436,266,319	839,886,325	3	—	1,277,031,029
Quantitative U.S. Large Cap Value Equity Portfolio	—	3,263	—	155,005	1	(74,703)	83,566
Quantitative U.S. Small Cap Equity Portfolio	—	678	—	90,680	(1)	(33,626)	57,731
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Notes to Financial Statements — (Continued)
Portfolio	Undistributed Tax-exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Other Temporary Differences	Loss Carryforwards	Total Distributable Earnings
Quantitative International Equity Portfolio	$ —	$ 494,460	$ —	$ 18,813,212	$ (1)	$ (5,144,131)	$ 14,163,540
Responsible ESG U.S. Equity Portfolio	—	16,819	95,044	3,109,763	—	—	3,221,626
Women in Leadership U.S. Equity Portfolio	—	16,263	—	3,172,201	(1)	(34,851)	3,153,612
Quantitative U.S. Long/Short Equity Portfolio	—	151,165	—	34,344,942	(19,599)	(12,497,288)	21,979,220
Quantitative U.S. Total Market Equity Portfolio	—	48,042	3,333,716	20,867,692	(11,427)	—	24,238,023
Strategic Equity Portfolio	—	221,384	5,225,535	112,345,491	(1)	—	117,792,409
Small Cap Equity Portfolio	—	—	—	50,079,852	1	(107,290,901)	(57,211,048)
Large Cap Value Portfolio	—	57,730	3,346,804	4,984,618	(3)	—	8,389,149
Equity Income Portfolio	—	32,056	—	3,176,226	(1)	(227,068)	2,981,213
Secured Options Portfolio	—	18,271,384	29,794,386	8,655,971	(15,713)	—	56,706,028
Global Secured Options Portfolio	—	533	—	4,677	—	(6,727,961)**	(6,722,751)
Alternative Risk Premia Portfolio	—	2,372	—	148,360	—	(25,254)	125,478
Core Fixed Income Portfolio	—	1,044,610	—	20,039,154	1	(3,900,981)	17,182,784
Short Term Tax Aware Fixed Income Portfolio	52,524	—	—	304,864	—	(123,769)	233,619
High Yield Municipal Portfolio	498,071	—	—	10,961,164	—	(166,646)	11,292,589
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, nontaxable dividends received from investments and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
**Utilization of the capital loss carryforwards of the Global Secured Options Portfolio is severely limited currently and in future years pursuant to Internal Revenue Code Section 382.
The tax character of distributions paid during the fiscal year ended October 31, 2019, was as follows:
Portfolio	Tax Exempt	Ordinary Income	Long-Term Gains	Return of Capital
Quantitative U.S. Large Cap Core Equity Portfolio	$ —	$35,574,463	$214,199,561	$ —
Quantitative U.S. Large Cap Growth Equity Portfolio	—	18,109,866	439,037,606	—
Quantitative U.S. Large Cap Value Equity Portfolio	—	37,522	—	—
Quantitative U.S. Small Cap Equity Portfolio	—	10,564	—	—
Quantitative International Equity Portfolio	—	8,209,500	—	—
Responsible ESG U.S. Equity Portfolio	—	262,686	784,096	—
Women in Leadership U.S. Equity Portfolio	—	218,701	616,730	—
Quantitative U.S. Long/Short Equity Portfolio	—	2,429,471	—	—
Quantitative U.S. Total Market Equity Portfolio	—	485,023	6,601,798	—
Strategic Equity Portfolio	—	2,179,702	2,698,979	—
203

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Notes to Financial Statements — (Continued)
Portfolio	Tax Exempt	Ordinary Income	Long-Term Gains	Return of Capital
Small Cap Equity Portfolio	$ —	$68,067,418	$389,612,638	$933,198
Large Cap Value Portfolio	—	1,039,184	6,243,467	—
Equity Income Portfolio	—	596,059	300,249	—
Secured Options Portfolio	—	5,547,312	13,352,249	—
Global Secured Options Portfolio	—	182,809	1,317,002	—
Alternative Risk Premia Portfolio	—	—	—	—
Core Fixed Income Portfolio	—	12,219,477	—	—
Short Term Tax Aware Fixed Income Portfolio	318,403	145,034	—	—
High Yield Municipal Portfolio	5,910,963	145,233	—	—
The tax character of distributions paid during the fiscal year ended October 31, 2018, was as follows:
Portfolio	Tax Exempt	Ordinary Income	Long-Term Gains
Quantitative U.S. Large Cap Core Equity Portfolio	$ —	$29,331,979	$111,721,370
Quantitative U.S. Large Cap Growth Equity Portfolio	—	21,319,668	73,196,841
Quantitative U.S. Large Cap Value Equity Portfolio	—	12,152	—
Quantitative U.S. Small Cap Equity Portfolio	—	3,800	—
Quantitative International Equity Portfolio	—	8,716,752	—
Responsible ESG U.S. Equity Portfolio	—	140,449	62,301
Women in Leadership U.S. Equity Portfolio	—	138,167	84,949
Quantitative U.S. Total Market Equity Portfolio	—	272,471	2,233,678
Strategic Equity Portfolio	—	1,954,304	13,725,891
Small Cap Equity Portfolio	—	8,032,428	334,339,639
Large Cap Value Portfolio	—	2,424,660	3,556,789
Equity Income Portfolio	—	342,890	79
Secured Options Portfolio	—	17,251,876	32,671,135
Global Secured Options Portfolio	—	90,635	—
Core Fixed Income Portfolio	—	11,591,006	1,755,129
Short Term Tax Aware Fixed Income Portfolio	214,377	58,601	—
High Yield Municipal Portfolio	5,272,841	126,090	—
For the fiscal year ended October 31, 2019, permanent differences between financial and tax reporting related primarily to REITs, foreign currency gain/(loss), distribution reallocations, non-deductible blue sky expenses and excise taxes paid, dividend expense reclass for short positions, net operating losses, nontaxable dividends received from investments and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies were identified and reclassified among the components of each Portfolio’s net assets as identified below. These reclassifications had no effect on net assets.
Portfolio	Total distributable earnings	Paid-in capital
Quantitative U.S. Long/Short Equity Portfolio	$8,818	$(8,818)
Alternative Risk Premia Portfolio	2,320	(2,320)
As of October 31, 2019, aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value were as follows:
Portfolio	Cost	Appreciation	(Depreciation)	Net
Quantitative U.S. Large Cap Core Equity Portfolio	$1,829,593,780	$530,919,292	$ 15,542,834	$515,376,458
Quantitative U.S. Large Cap Growth Equity Portfolio	2,651,216,176	866,468,449	26,582,124	839,886,325
Quantitative U.S. Large Cap Value Equity Portfolio	1,872,994	201,044	46,039	155,005
Quantitative U.S. Small Cap Equity Portfolio	982,329	146,101	55,421	90,680
Quantitative International Equity Portfolio	199,392,211	22,738,183	3,924,879	18,813,304
Responsible ESG U.S. Equity Portfolio	20,789,684	3,302,028	192,265	3,109,763
Women in Leadership U.S. Equity Portfolio	17,845,868	3,255,107	82,906	3,172,201
Quantitative U.S. Long/Short Equity Portfolio	39,925,780	53,507,357	19,162,415	34,344,942
Quantitative U.S. Total Market Equity Portfolio	46,951,390	21,767,215	899,523	20,867,692
Strategic Equity Portfolio	156,624,656	112,939,997	594,506	112,345,491
Small Cap Equity Portfolio	2,092,500,412	298,193,367	248,113,515	50,079,852
Large Cap Value Portfolio	34,605,673	5,538,960	554,342	4,984,618
204

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Notes to Financial Statements — (Continued)
Portfolio	Cost	Appreciation	(Depreciation)	Net
Equity Income Portfolio	$ 20,708,908	$ 3,446,305	$ 270,079	$ 3,176,226
Secured Options Portfolio	669,657,700	28,437,823	19,781,852	8,655,971
Global Secured Options Portfolio	1,163,668	4,677	—	4,677
Alternative Risk Premia Portfolio	3,987,169	520,772	372,412	148,360
Core Fixed Income Portfolio	483,294,461	20,389,300	350,146	20,039,154
Short Term Tax Aware Fixed Income Portfolio	51,137,056	335,815	30,951	304,864
High Yield Municipal Portfolio	201,880,066	11,149,258	188,094	10,961,164
Other:  In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.
2.  Financial Instruments and Hedging Activities
Disclosures about Derivative Instruments and Hedging Activities:  Each Portfolio follows FASB ASC Topic 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”). ASC 815 requires enhanced disclosures about each Portfolio’s use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s operations and financial position. At October 31, 2019 and during the period then ended, the Secured Options Portfolio, the Global Secured Options Portfolio and the Alternative Risk Premia Portfolio had the following derivatives and transactions in derivatives, grouped into appropriate risk categories, none of which have been designated as hedging instruments:
Secured Options Portfolio
Asset Derivatives
	Equity Contracts Risk	Total
Options Purchased[1]	$1,050,874,312	$1,050,874,312
Total Value	$1,050,874,312	$1,050,874,312
Liability Derivatives
	Equity Contracts Risk	Total
Options Written[2]	$(539,219,338)	$(539,219,338)
Total Value	$(539,219,338)	$(539,219,338)
Realized Gain (Loss)
	Equity Contracts Risk	Total
Options Purchased[3]	$ (79,484,333)	$ (79,484,333)
Options Written[4]	105,691,184	105,691,184
Total Realized Gain (Loss)	$ 26,206,851	$ 26,206,851
Change in Appreciation (Depreciation)
	Equity Contracts Risk	Total
Options Purchased[5]	$ 160,899,669	$ 160,899,669
Options Written[6]	(137,389,277)	(137,389,277)
Total Change in Appreciation (Depreciation)	$ 23,510,392	$ 23,510,392
205

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Notes to Financial Statements — (Continued)
Number of Contracts, Notional Amounts or Shares/Units7
	Equity Contracts Risk	Total
Options Purchased	1,079,450	1,079,450
Options Written	(1,315,875)	(1,315,875)
Global Secured Options Portfolio
Liability Derivatives
	Equity Contracts Risk	Total
Options Written[2]	$(6,195)	$(6,195)
Total Value	$(6,195)	$(6,195)
Realized Gain (Loss)
	Equity Contracts Risk	Total
Options Purchased[3]	$(406,525)	$(406,525)
Options Written[4]	425,857	425,857
Total Realized Gain (Loss)	$ 19,332	$ 19,332
Change in Appreciation (Depreciation)
	Equity Contracts Risk	Total
Options Purchased[5]	$ 206,455	$ 206,455
Options Written[6]	(136,449)	(136,449)
Total Change in Appreciation (Depreciation)	$ 70,006	$ 70,006
Number of Contracts, Notional Amounts or Shares/Units7
	Equity Contracts Risk	Total
Options Purchased	2,000	2,000
Options Written	(9,392)	(9,392)
Alternative Risk Premia Portfolio
Asset Derivatives
	Equity Contracts Risk	Total
Options Purchased[1]	$5,076,688	$5,076,688
Total Value	$5,076,688	$5,076,688
206

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Notes to Financial Statements — (Continued)
Liability Derivatives
	Equity Contracts Risk	Total
Options Written[2]	$(2,606,802)	$(2,606,802)
Total Value	$(2,606,802)	$(2,606,802)
Realized Gain (Loss)
	Equity Contracts Risk	Total
Options Purchased[3]	$299,015	$299,015
Options Written[4]	(55,470)	(55,470)
Total Realized Gain (Loss)	$243,545	$243,545
Change in Appreciation (Depreciation)
	Equity Contracts Risk	Total
Options Purchased[5]	$100,174	$100,174
Options Written[6]	(49,073)	(49,073)
Total Change in Appreciation (Depreciation)	$ 51,101	$ 51,101
Number of Contracts, Notional Amounts or Shares/Units7
	Equity Contracts Risk	Total
Options Purchased	4,620	4,620
Options Written	(42,055)	(42,055)

[1]	Statement of Assets and Liabilities location: Investments at value.
[2]	Statement of Assets and Liabilities location: Options written, at value.
[3]	Statement of Operations location: Amount is included in Net realized gain (loss) on Investments.
[4]	Statement of Operations location: Amount is included in Net realized gain (loss) on Options written.
[5]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) of Investments.
[6]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) of Options written.
[7]	Amounts disclosed represents average number of contracts, notional amounts, or shares/units outstanding during the period ended October 31, 2019.
3.  Investment Advisory Fee, Administration Fee and Other Related Party Transactions
Glenmede Investment Management LP (the “Advisor” or "GIM"), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, Equity Income Portfolio, Secured Options Portfolio, Global Secured Options Portfolio, Alternative Risk Premia Portfolio, Core Fixed Income Portfolio, Short Term Tax Aware Fixed Income Portfolio and High Yield Municipal Portfolio pursuant to investment management agreements with the Fund. Under these agreements, the Advisor manages the Portfolios, subject to the general supervision of the Board.
On July 1, 2019, Capital Guardian Trust Company (“CGTC”), the sub-advisor to the High Yield Municipal Portfolio, merged with Capital International, Inc. ("Capital International") and Capital International assumed all rights, obligations and responsibilities of CGTC under the High Yield Municipal Portfolio’s Sub-Investment Advisory Agreement. Capital International is a wholly-owned subsidiary of Capital Group International, Inc., which is owned by Capital Research and Management Company, a wholly-owned subsidiary of The Capital Group Companies, Inc. The Advisor has agreed to pay Capital International a fee for its sub-investment advisory services to the High Yield Municipal Portfolio,
207

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Notes to Financial Statements — (Continued)
calculated daily and payable monthly, at the annual rate of the High Yield Municipal Portfolio’s average daily net assets as follows: 0.38% of the first $300,000,000 of the net assets; 0.34% of the net assets between $300,000,000 and $1 billion; and 0.30% of the net assets in excess of $1 billion.
Under the investment management agreements, the Portfolios pay the Advisor a management fee on a monthly basis in an amount equal to the following annual rates of the average daily net assets of each Portfolio:
Fund Name	Management Fee on Net Assets
Quantitative U.S. Large Cap Core Equity Portfolio	0.55%
Quantitative U.S. Large Cap Growth Equity Portfolio	0.55%
Quantitative U.S. Large Cap Value Equity Portfolio	0.55%*
Quantitative U.S. Small Cap Equity Portfolio	0.55%*
Quantitative International Equity Portfolio	0.75%**
Responsible ESG U.S. Equity Portfolio	0.55%*
Women in Leadership U.S. Equity Portfolio	0.55%*
Quantitative U.S. Long/Short Equity Portfolio	1.20%***
Quantitative U.S. Total Market Equity Portfolio	1.20%***
Strategic Equity Portfolio	0.55%
Small Cap Equity Portfolio	0.55%
Large Cap Value Portfolio	0.55%
Equity Income Portfolio	0.55%*
Secured Options Portfolio	0.55%
Global Secured Options Portfolio	0.55%**
Alternative Risk Premia Portfolio	0.55%**
Core Fixed Income Portfolio	0.35%
Short Term Tax Aware Fixed Income Portfolio	0.35%
High Yield Municipal Portfolio	0.65%**
*  Effective February 28, 2019, the Advisor revised the contractual fee waiver and expense reimbursement agreements with respect to the Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Responsible ESG U.S. Equity Portfolio and Women in Leadership U.S. Equity Portfolio to reduce the contractual expense cap from 1.00% to 0.85% of each such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has also contractually agreed to waive its management fees and/or reimburse expenses to the extent that the Equity Income Portfolio’s total annual operating expenses exceed 0.85% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2020 which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if these waivers/reimbursements are discontinued after that date.
** The Advisor has contractually agreed to waive its management fees and/or reimburse expenses to the extent that the High Yield Municipal Portfolio’s, Alternative Risk Premia Portfolio’s, since February 26, 2016 the Quantitative International Equity Portfolio’s and since February 28, 2019 the Global Secured Options Portfolio’s total annual operating expenses exceed 1.00% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2020 which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if these waivers/reimbursements are discontinued after that date.
*** The Advisor has contractually agreed to waive a portion of its management fees so that, after giving effect to such contractual waiver, the management fee for the Quantitative U.S. Long/Short Equity and Quantitative U.S. Total Market Equity Portfolios is 0.85% of such Portfolio’s average daily net assets. The Advisor has also contractually agreed to waive an additional portion of its management fees and/or reimburse the Portfolios to the extent that total annual Portfolio operating expenses, as a percentage of the Portfolio’s average daily net assets, exceed 1.25% of the average daily net assets of the Quantitative U.S. Long/Short Equity Portfolio’s Advisor Class shares, 1.05% of the average daily net assets of the Quantitative U.S. Long/Short Equity Portfolio’s Institutional Class shares and 1.25% of the average daily net assets of the Quantitative U.S. Total Market Equity Portfolio (excluding Acquired Fund fees and expenses, short-sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2020, which are included under the caption “Less expenses waived/ reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if the waivers/reimbursements are discontinued after that date.
208

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Notes to Financial Statements — (Continued)
Under a Shareholder Servicing Agreement, the following Portfolios pay Glenmede Trust shareholder servicing fees for providing or arranging to provide shareholder support services to the beneficial owner of the Portfolios and share classes listed below:
Shareholder Servicing Fee on Net Assets
Quantitative U.S. Large Cap Core Equity Portfolio (Advisor Class)	0.20%
Quantitative U.S. Large Cap Growth Equity Portfolio (Advisor Class)	0.20%
Quantitative U.S. Large Cap Value Equity Portfolio	0.20%
Quantitative U.S. Small Cap Equity Portfolio	0.20%
Quantitative International Equity Portfolio	0.25%
Responsible ESG U.S. Equity Portfolio	0.20%
Women in Leadership U.S. Equity Portfolio	0.20%
Quantitative U.S. Long/Short Equity Portfolio (Advisor Class)	0.20%
Quantitative U.S. Total Market Equity Portfolio	0.20%
Strategic Equity Portfolio	0.20%
Small Cap Equity Portfolio (Advisor Class)	0.25%
Small Cap Equity Portfolio (Institutional Class)	0.05%
Large Cap Value Portfolio	0.20%
Equity Income Portfolio	0.20%
Secured Options Portfolio (Advisor Class)	0.20%
Global Secured Options Portfolio	0.20%
Alternative Risk Premia Portfolio	0.20%
Core Fixed Income Portfolio	0.10%
Short Term Tax Aware Fixed Income Portfolio	0.10%
High Yield Municipal Portfolio	0.25%
State Street serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays State Street a fee based on the combined aggregate average daily net assets of the Portfolios and The Glenmede Portfolios, an affiliated registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly. These fees can be found under the caption “Administration, transfer agent and custody fees” in the Statement of Operations.
Foreside Fund Officer Services, LLC (formerly known as Foreside Compliance Services, LLC) is paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is a Director of Foreside Financial Group, LLC.
Quasar Distributors, LLC (“Quasar”) serves as distributor of each Portfolio’s shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor pays Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Fund.
Effective January 1, 2020, the Fund pays each Board member an annual fee of $94,000 plus $5,000 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings, and the Audit Committee Chairman receives an annual fee of $10,000 for his services as Chairman of the Audit Committee. Prior to January 1, 2020, each Board member received an annual fee of $74,000. These fees can be found under the caption “Directors’ fees and expenses” in the Statement of Operations.
Expenses for the fiscal year ended October 31, 2019 include legal fees paid to Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent Directors. A partner of the law firm is Secretary of the Fund. These fees are included in the amount shown under the caption “Professional fees” in the Statement of Operations.
4.  Purchases and Sales of Securities
For the fiscal year ended October 31, 2019, the cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term securities were:
Portfolio	Purchases	Sales
Quantitative U.S. Large Cap Core Equity Portfolio	$2,063,268,674	$2,661,050,569
Quantitative U.S. Large Cap Growth Equity Portfolio	2,630,143,183	3,078,887,105
Quantitative U.S. Large Cap Value Equity Portfolio	2,176,571	1,322,668
Quantitative U.S. Small Cap Equity Portfolio	1,618,616	1,640,513
Quantitative International Equity Portfolio	261,727,659	452,581,650
Responsible ESG U.S. Equity Portfolio	23,276,766	22,808,776
Women in Leadership U.S. Equity Portfolio	18,080,232	17,671,278
Quantitative U.S. Long/Short Equity Portfolio	507,215,405	521,466,774
209

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)
Portfolio	Purchases	Sales
Quantitative U.S. Total Market Equity Portfolio	$ 111,871,102	$ 135,887,359
Strategic Equity Portfolio	51,552,419	45,209,283
Small Cap Equity Portfolio	1,438,376,464	2,687,006,636
Large Cap Value Portfolio	35,051,778	68,428,885
Equity Income Portfolio	11,020,215	8,363,965
Secured Options Portfolio	—	—
Global Secured Options Portfolio	696,300	1,623,610
Alternative Risk Premia Portfolio	5,851,723	5,425,009
Core Fixed Income Portfolio	19,995,681	74,635,170
Short Term Tax Aware Fixed Income Portfolio	26,390,999	8,062,996
High Yield Municipal Portfolio	64,285,184	53,080,611
For the fiscal year ended October 31, 2019, the cost of purchases and proceeds from sales of long-term U.S. government securities were:
Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$154,721,653	$115,703,671
Short Term Tax Aware Fixed Income Portfolio	1,513,683	398,484
5.  Common Stock
Changes in the capital shares outstanding were as follows:
	Year Ended 10/31/19		Year Ended 10/31/18
	Shares	Amount	Shares	Amount
Quantitative U.S. Large Cap Core Equity Portfolio — Advisor
Sold	7,795,697	$ 200,527,651	11,436,924	$ 328,633,948
Issued as reinvestment of dividends	6,632,270	162,530,319	3,462,603	97,124,284
Redeemed	(26,601,586)	(689,595,773)	(16,137,755)	(464,126,218)
Net Decrease	(12,173,619)	$ (326,537,803)	(1,238,228)	$ (38,367,986)
Quantitative U.S. Large Cap Core Equity Portfolio — Institutional
Sold	6,223,832	$ 160,412,886	9,524,939	$ 275,611,925
Issued as reinvestment of dividends	2,444,794	60,113,584	1,037,112	29,172,255
Redeemed	(11,128,916)	(289,880,553)	(2,618,343)	(75,387,364)
Net Increase (Decrease)	(2,460,290)	$ (69,354,083)	7,943,708	$ 229,396,816
Quantitative U.S. Large Cap Growth Equity Portfolio — Advisor
Sold	6,251,770	$ 187,484,487	13,654,036	$ 456,555,937
Issued as reinvestment of dividends	11,736,683	318,634,125	2,076,091	66,958,982
Redeemed	(32,158,941)	(967,311,629)	(31,460,232)	(1,054,413,273)
Net Decrease	(14,170,488)	$ (461,193,017)	(15,730,105)	$ (530,898,354)
Quantitative U.S. Large Cap Growth Equity Portfolio — Institutional
Sold	21,708,941	$ 669,349,023	8,907,593	$ 298,176,710
Issued as reinvestment of dividends	3,802,032	103,584,948	637,383	20,607,718
Redeemed	(10,636,669)	(317,105,397)	(13,887,458)	(475,942,233)
Net Increase (Decrease)	14,874,304	$ 455,828,574	(4,342,482)	$ (157,157,805)
Quantitative U.S. Large Cap Value Equity Portfolio[1]
Sold	84,484	$ 818,192	110,464	$ 1,111,439
Issued as reinvestment of dividends	2,467	23,800	718	7,488
Net Increase	86,951	$ 841,992	111,182	$ 1,118,927
210

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Notes to Financial Statements — (Continued)
	Year Ended 10/31/19		Year Ended 10/31/18
	Shares	Amount	Shares	Amount
Quantitative U.S. Small Cap Equity Portfolio[1]
Sold	38,055	$ 375,000	104,551	$ 1,047,000
Issued as reinvestment of dividends	814	7,935	199	2,200
Redeemed	(41,564)	(424,197)	—	—
Net Increase (Decrease)	(2,695)	$ (41,262)	104,750	$ 1,049,200
Quantitative International Equity Portfolio
Sold	1,707,547	$ 22,694,078	2,986,388	$ 45,382,680
Issued as reinvestment of dividends	14,174	191,807	9,425	138,826
Redeemed	(16,190,535)	(213,723,145)	(4,252,311)	(63,344,194)
Net Decrease	(14,468,814)	$ (190,837,260)	(1,256,498)	$ (17,822,688)
Responsible ESG U.S. Equity Portfolio
Sold	340,644	$ 4,666,957	594,885	$ 8,663,609
Issued as reinvestment of dividends	59,587	775,280	4,781	67,264
Redeemed	(320,104)	(4,445,511)	(57,712)	(831,159)
Net Increase	80,127	$ 996,726	541,954	$ 7,899,714
Women in Leadership U.S. Equity Portfolio
Sold	250,378	$ 3,189,225	563,130	$ 7,760,641
Issued as reinvestment of dividends	50,420	620,117	7,076	95,546
Redeemed	(217,072)	(2,896,608)	(53,235)	(730,267)
Net Increase	83,726	$ 912,734	516,971	$ 7,125,920
Quantitative U.S. Long/Short Equity Portfolio — Advisor[2]
Sold	2,148,043	$ 26,106,820	5,886,785	$ 76,982,955
Issued as reinvestment of dividends	25,663	309,335	—	—
Redeemed	(7,986,021)	(97,111,910)	(2,679,530)	(34,907,053)
Net Increase (Decrease)	(5,812,315)	$ (70,695,755)	3,207,255	$ 42,075,902
Quantitative U.S. Long/Short Equity Portfolio — Institutional[3]
Sold	6,573	$ 79,077	—	$ —
Issued as reinvestment of dividends	1	10	—	—
Redeemed	(5,266)	(62,160)	—	—
Net Increase	1,308	$ 16,927	—	$ —
Quantitative U.S. Total Market Equity Portfolio
Sold	304,466	$ 5,243,981	1,723,936	$ 33,819,877
Issued as reinvestment of dividends	390,151	6,292,714	120,421	2,304,688
Redeemed	(1,703,453)	(29,706,478)	(970,888)	(19,031,024)
Net Increase (Decrease)	(1,008,836)	$ (18,169,783)	873,469	$ 17,093,541
Strategic Equity Portfolio
Sold	1,528,095	$ 37,551,565	1,145,929	$ 28,701,105
Issued as reinvestment of dividends	116,017	2,661,608	574,373	13,884,433
Redeemed	(1,062,348)	(25,923,889)	(824,116)	(20,709,125)
Net Increase	581,764	$ 14,289,284	896,186	$ 21,876,413
Small Cap Equity Portfolio — Advisor
Sold	5,383,381	$ 128,229,998	3,287,497	$ 101,730,528
Issued as reinvestment of dividends	6,936,672	155,558,152	4,554,760	135,920,304
Redeemed	(28,366,130)	(683,387,615)	(8,626,027)	(268,783,662)
Net Decrease	(16,046,077)	$ (399,599,465)	(783,770)	$ (31,132,830)
Small Cap Equity Portfolio — Institutional
Sold	27,259,996	$ 674,098,610	27,435,565	$ 900,043,906
Issued as reinvestment of dividends	4,272,361	101,455,044	2,364,451	74,045,002
Redeemed	(50,946,241)	(1,296,888,306)	(15,368,773)	(495,386,462)
Net Increase (Decrease)	(19,413,884)	$ (521,334,652)	14,431,243	$ 478,702,446
211

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Notes to Financial Statements — (Continued)
	Year Ended 10/31/19		Year Ended 10/31/18
	Shares	Amount	Shares	Amount
Large Cap Value Portfolio
Sold	896,656	$ 8,288,686	998,661	$ 11,022,329
Issued as reinvestment of dividends	706,384	6,354,950	449,330	4,939,648
Redeemed	(4,410,904)	(42,476,737)	(1,359,618)	(14,931,958)
Net Increase (Decrease)	(2,807,864)	$ (27,833,101)	88,373	$ 1,030,019
Equity Income Portfolio
Sold	650,257	$ 7,164,362	719,858	$ 8,280,206
Issued as reinvestment of dividends	41,016	438,870	442	5,065
Redeemed	(397,619)	(4,424,496)	(230,561)	(2,631,038)
Net Increase	293,654	$ 3,178,736	489,739	$ 5,654,233
Secured Options Portfolio — Advisor
Sold	6,503,407	$ 78,070,901	9,995,489	$ 124,211,619
Issued as reinvestment of dividends	780,736	9,103,403	2,170,190	26,085,680
Redeemed	(22,911,514)	(275,711,096)	(10,947,356)	(135,365,729)
Net Increase (Decrease)	(15,627,371)	$ (188,536,792)	1,218,323	$ 14,931,570
Secured Options Portfolio — Institutional
Sold	14,730,158	$ 175,748,953	11,550,437	$ 145,823,677
Issued as reinvestment of dividends	599,104	7,015,540	1,552,885	18,712,267
Redeemed	(16,133,072)	(189,249,615)	(9,602,946)	(119,072,547)
Net Increase (Decrease)	(803,810)	$ (6,485,122)	3,500,376	$ 45,463,397
Global Secured Options Portfolio
Sold	25,329	$ 250,000	5,989	$ 63,788
Issued as reinvestment of dividends	2,491,580	1,497,340	3	32
Redeemed	(286,699)	(1,643,199)	(770,906)	(8,405,463)
Net Increase (Decrease)	2,230,210	$ 104,141	(764,914)	$ (8,341,643)
Alternative Risk Premia Portfolio[4]
Sold	540,523	$ 5,545,510	—	$ —
Redeemed	(2,474)	(25,681)	—	—
Net Increase	538,049	$ 5,519,829	—	$ —
Core Fixed Income Portfolio
Sold	7,817,327	$ 84,892,934	8,648,799	$ 92,745,217
Issued as reinvestment of dividends	46,014	501,378	226,667	2,473,400
Redeemed	(9,412,603)	(102,899,799)	(6,870,199)	(73,991,276)
Net Increase (Decrease)	(1,549,262)	$ (17,505,487)	2,005,267	$ 21,227,341
Short Term Tax Aware Fixed Income Portfolio
Sold	3,821,249	$ 38,271,385	506,071	$ 5,018,252
Redeemed	(1,419,694)	(14,227,653)	(1,244,972)	(12,352,546)
Net Increase (Decrease)	2,401,555	$ 24,043,732	(738,901)	$ (7,334,294)
High Yield Municipal Portfolio
Sold	2,512,452	$ 26,294,842	3,870,050	$ 39,914,227
Redeemed	(1,561,558)	(16,391,271)	(1,408,224)	(14,456,842)
Net Increase	950,894	$ 9,903,571	2,461,826	$ 25,457,385

[1]	Portfolio commenced operations on November 13, 2017.
[2]	Class was re-named Advisor Class on February 14, 2019.
[3]	Class commenced operations on September 13, 2019.
[4]	Portfolio commenced operations on December 20, 2018.
As of October 31, 2019, with the exception of the Small Cap Equity Portfolio, Large Cap Value Portfolio, Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Secured Options Portfolio, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over a significant portion of each Portfolio’s
212

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)
outstanding shares. The following Portfolios have shareholders which, to the Fund’s knowledge, own beneficially 5% or more of the shares outstanding of a Portfolio as of October 31, 2019. The total percentage of the shares of a Portfolio held by such shareholders is as follows:
	5% or Greater Shareholders
Portfolio	# of Shareholders	% of Shares Held
Quantitative U.S Large Cap Core Equity Portfolio (Advisor Class)	2	49
Quantitative U.S. Large Cap Core Equity Portfolio (Institutional Class)	3	87
Quantitative U.S. Large Cap Growth Equity Portfolio (Advisor Class)	2	69
Quantitative U.S. Large Cap Growth Equity Portfolio (Institutional Class)	2	82
Quantitative U.S. Large Cap Value Equity Portfolio	5	93
Quantitative U.S. Small Cap Equity Portfolio	1	99
Responsible ESG U.S. Equity Portfolio	4	31
Women in Leadership U.S. Equity Portfolio	3	29
Quantitative U.S. Long/Short Equity Portfolio (Advisor Class)	2	11
Quantitative U.S. Long/Short Equity Portfolio (Institutional Class)	1	100
Quantitative U.S. Total Market Equity Portfolio	3	40
Small Cap Equity Portfolio (Advisor Class)	2	50
Small Cap Equity Portfolio (Institutional Class)	2	79
Large Cap Value Portfolio	2	23
Equity Income Portfolio	4	29
Secured Options Portfolio (Advisor Class)	3	37
Secured Options Portfolio (Institutional Class)	3	86
Global Secured Options Portfolio	2	100
Alternative Risk Premia Portfolio	4	56
Short Term Tax Aware Fixed Income Portfolio	4	38
6.  Lending of Portfolio Securities
As of October 31, 2019, the following Portfolios had outstanding loans of securities to certain approved brokers for which such Portfolios received collateral:
Portfolio	Market Value of Loaned Securities	Market Value of Cash Collateral	Market Value of Non-Cash Collateral	% of Total Assets on Loan
Quantitative U.S. Large Cap Core Equity Portfolio	$ 14,044,798	$ 935,123	13,439,006	0.60
Quantitative U.S. Large Cap Value Equity Portfolio	18,268	—	18,823	0.89
Quantitative U.S. Small Cap Equity Portfolio	47,198	25,804	22,444	4.28
Quantitative International Equity Portfolio	20,247,354	13,851,480	6,903,590	9.15
Responsible ESG U.S. Equity Portfolio	729,891	738,416	—	3.04
Quantitative U.S. Long/Short Equity Portfolio	1,331,424	1,386,900	—	0.31
Quantitative U.S. Total Market Equity Portfolio	1,138,865	180,396	975,842	1.29
Small Cap Equity Portfolio	158,694,736	91,536,981	73,482,971	7.39
Large Cap Value Portfolio	849,241	7,645	868,606	2.12
Alternative Risk Premia Portfolio	18,619	10,247	9,279	0.17
Core Fixed Income Portfolio	1,489,117	1,512,520	—	0.29
Short Term Tax Aware Fixed Income Portfolio	830,068	847,938	—	1.57
The Portfolios have adopted the disclosure provisions of FASB Accounting Standards Update ("ASU") No. 2014-11 (“ASU No. 2014-11”), Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending and other similar transactions that are accounted for as secured borrowings.
All of the securities on loan as of October 31, 2019 for the Responsible ESG U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio were collateralized by cash; for the Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio and Alternative Risk Premia Portfolio were collateralized by cash and U.S. Treasuries; and for the Quantitative U.S. Large Cap Value Equity Portfolio were collateralized by U.S. Treasuries, all of which have a contractual maturity of overnight and continuous.
213

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Concluded)
7.  Recently Issued Accounting Pronouncements
In March 2017, the FASB issued ASU 2017-08 (“ASU 2017-08”), Receivables -- Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities, which amends the amortization period for certain purchased callable debt securities. Under ASU 2017-08, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. ASU 2017-08 will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.
In August 2018, the FASB issued ASU No. 2018-13 “Fair Value Measurement (Topic 820) Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”, which amends the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. As of October 31, 2019, Management has adopted the amendments.
8.  Subsequent Events
Management has evaluated events and transactions subsequent to October 31, 2019 through the date the financial statements were available to be issued, for disclosure in the Fund’s financial statements. On November 25, 2019, U.S. Bancorp, the parent company of Quasar Distributors, LLC, the Fund’s distributor, announced that it had signed a purchase agreement to sell Quasar to Foreside Financial Group, LLC such that Quasar will become a wholly-owned broker-dealer subsidiary of Foreside. The transaction is expected to close by the end of March 2020. Quasar will remain the Fund’s distributor at the close of the transaction, subject to Board approval.
214

Report of Independent Registered Public Accounting Firm
To the Board of Directors of The Glenmede Fund, Inc. and Shareholders of Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, Equity Income Portfolio, Secured Options Portfolio, Global Secured Options Portfolio, Alternative Risk Premia Portfolio, Core Fixed Income Portfolio, Short Term Tax Aware Fixed Income Portfolio and High Yield Municipal Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the portfolios listed in the table below (constituting The Glenmede Fund, Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2019, the related statements of operations, of cash flows of Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Alternative Risk Premia Portfolio, and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2019, the results of each of their operations, the cash flows of Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Alternative Risk Premia Portfolio, and the changes in each of their net assets for each of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative International Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, Equity Income Portfolio, Secured Options Portfolio, Global Secured Options Portfolio, Core Fixed Income Portfolio, Short Term Tax Aware Fixed Income Portfolio and High Yield Municipal Portfolio	Statements of operations for the year ended October 31, 2019 and statements of changes in net assets for the years ended October 31, 2019 and 2018
Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio	Statements of operations and of cash flows for the year ended October 31, 2019 and statements of changes in net assets for the years ended October 31, 2019 and 2018
Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio	Statements of operations for the year ended October 31, 2019 and statements of changes in net assets for the year ended October 31, 2019 and the period November 13, 2017 (commencement of operations) through October 31, 2018
Alternative Risk Premia Portfolio	Statements of operations, changes in net assets, and cash flows for the period December 20, 2018 (commencement of operations) through October 31, 2019
Basis for Opinions
These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
215

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed alternative procedures. We believe that our audits provide a reasonable basis for our opinions.
Philadelphia, Pennsylvania
December 19, 2019
We have served as the auditor of one or more investment companies in the Glenmede family of funds since 1988.
216

The Glenmede Portfolios

Statement Of Assets And Liabilities October 31, 2019
Muni Intermediate Portfolio
Assets:
Investments at value[1]	$ 310,868,391
Cash	4,372,346
Receivable for fund shares sold	32,400
Interest receivable	3,613,689
Prepaid expenses	732
Total assets	318,887,558
Liabilities:
Payable for when-issued securities purchased	7,457,388
Payable for fund shares redeemed	16,139
Payable for Trustees’ fees	9,018
Payable for Shareholder Servicing fees	39,716
Accrued expenses	45,964
Total liabilities	7,568,225
Net Assets	$311,319,333
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 27,677
Paid-in capital in excess of par value	300,408,657
Total distributable earnings	10,882,999
Total Net Assets	$311,319,333
Shares Outstanding	27,676,637
Net Asset Value Per Share	$ 11.25
[1] Investments at cost	$301,550,721
See Notes to Financial Statements.
217

THE GLENMEDE PORTFOLIOS

Statement Of Operations
For the Year Ended October 31, 2019
Muni Intermediate Portfolio
Investment income:
Interest	$ 6,643,457
Total investment income	6,643,457
Expenses:
Administration, transfer agent and custody fees	183,272
Professional fees	25,515
Shareholder report expenses	19,413
Shareholder servicing fees	456,224
Trustees’ fees and expenses	36,271
Registration and filing fees	7,210
Other expenses	7,069
Total expenses	734,974
Net investment income	5,908,483
Realized and unrealized gain:
Net realized gain on:
Investment transactions	1,472,487
Net change in unrealized gain of:
Investments	12,561,149
Net realized and unrealized gain	14,033,636
Net increase in net assets resulting from operations	$19,942,119
See Notes to Financial Statements.
218

The Glenmede Portfolios

Statements Of Changes In Net Assets
For the Year Ended October 31, 2019
Muni Intermediate Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 5,908,483
Net realized gain on:
Investment transactions	1,472,487
Net change in unrealized gain of:
Investments	12,561,149
Net increase in net assets resulting from operations	19,942,119
Distributions from earnings	(5,890,287)
Net increase in net assets from capital share transactions (See note 4)	7,866,318
Net increase in net assets	21,918,150
NET ASSETS:
Beginning of year	289,401,183
End of year	$311,319,333

For the Year Ended October 31, 2018
Muni Intermediate Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 5,611,226
Net realized loss on:
Investment transactions	(102,884)
Net change in unrealized loss of:
Investments	(7,566,031)
Net increase (decrease) in net assets resulting from operations	(2,057,689)
Distributions from earnings*	(5,577,383)
Net increase (decrease) in net assets from capital share transactions (See note 4)	(6,945,937)
Net increase (decrease) in net assets	(14,581,009)
NET ASSETS:
Beginning of year	303,982,192
End of year**	$289,401,183

*	The SEC eliminated the requirement to disclose distributions to shareholders from net investment income and from net realized gains in 2018.
**	The SEC eliminated the requirement to disclose undistributed net investment income in 2018.
See Notes to Financial Statements.
219

The Glenmede Portfolios

Financial Highlights
For a share outstanding throughout each year
	Muni Intermediate Portfolio
	For The Years Ended October 31,
	2019 [1]	2018	2017	2016	2015
Net asset value, beginning of year	$ 10.73	$ 11.01	$ 11.08	$ 10.98	$ 11.04
Income from investment operations:
Net investment income	0.22	0.20	0.19	0.17	0.16
Net realized and unrealized gain (loss) on investments	0.52	(0.28)	(0.04)	0.10	—
Total from investment operations	0.74	(0.08)	0.15	0.27	0.16
Distributions to shareholders from:
Net investment income	(0.22)	(0.20)	(0.18)	(0.17)	(0.16)
Net realized capital gains	—	—	(0.04)	—	(0.06)
Total distributions	(0.22)	(0.20)	(0.22)	(0.17)	(0.22)
Net asset value, end of year	$ 11.25	$ 10.73	$ 11.01	$ 11.08	$ 10.98
Total return	6.90%	(0.73)%	1.38%	2.45%	1.45%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$311,319	$289,401	$303,982	$331,243	$299,121
Ratio of operating expenses to average net assets	0.24%	0.23%	0.23%	0.25%	0.23%
Ratio of net investment income to average net assets	1.94%	1.86%	1.70%	1.53%	1.44%
Portfolio turnover rate	34%	31%	19%	34%	71%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
See Notes to Financial Statements.
220

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2019
Face Amount		Value
MUNICIPAL BONDS* — 99.9%
	Alabama — 1.0%
$3,000,000	Black Belt Energy Gas District, AL, Gas Supply Revenue, Revenue Bonds, Series A, 4.000% due 7/1/46	$ 3,110,400
	Alaska — 1.5%
1,630,000	Alaska State, General Obligation Unlimited, Refunding, Series B, 5.000% due 8/1/22	1,798,591
2,745,000	Anchorage, AK, Electric Utility, Revenue Bonds, Refunding, Series A, 4.000% due 12/1/21	2,897,979
		4,696,570
	Arizona — 1.5%
4,015,000	Yuma, AZ, Municipal Property Corp., Road & Excise Tax, Revenue Bonds, Refunding, 5.000% due 7/1/26	4,783,591
	Colorado — 1.1%
2,750,000	Colorado State, Certificate of Participation, Series A, 5.000% due 12/15/29	3,508,973
	Connecticut — 1.1%
2,000,000	Connecticut State, Housing Finance Authority, Housing Finance Mortgage Program, Revenue Bonds, Refunding, Series F-1, 3.500% due 11/15/43	2,158,820
1,000,000	University of Connecticut, Revenue Bonds, Series A, 5.000% due 11/1/25	1,201,440
		3,360,260
	Delaware — 1.0%
2,640,000	Delaware State, DE, General Obligation Unlimited, Refunding, Series B, 5.000% due 7/1/24	3,102,686
	District Of Columbia — 1.0%
2,700,000	District of Columbia, General Obligation Unlimited, Series D, 5.000% due 6/1/25	3,249,558
	Florida — 10.5%
1,025,000	Broward County, FL, School Broward Corporation, Certificate of Participation, Refunding, Series A, 5.000% due 7/1/27	1,249,004
2,820,000	Central, FL, Expressway Authority, Revenue Bonds, Refunding, Series B, 5.000% due 7/1/28	3,423,790
2,180,000	Citizens Property Insurance Corp., FL, Revenue Bonds, Series A-1, 5.000% due 6/1/20	2,226,805
2,765,000	Florida State, Department of Environmental Protection, Preservation Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/22	3,044,873
2,500,000	Florida State, Municipal Power Agency, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/27[1]	3,120,250
491,000	Florida State, Water Pollution Control Financing Corp., Revenue Bonds, Water Pollution Control, Series A, 5.000% due 1/15/20	492,493
	Lakeland, FL, Energy System Revenue Bonds, Refunding:
3,750,000	5.000% due 10/1/24	4,412,662
2,750,000	5.000% due 10/1/25	3,326,427
3,000,000	Lee County, FL, School Board, Certificate of Participation, Refunding, Series A, 5.000% due 8/1/27	3,483,330
3,000,000	Lee County, FL, School Board, Certificate of Participation, Series A, 5.000% due 8/1/28	3,783,900
2,025,000	Orlando & Orange County, FL, Expressway Authority, Revenue Bonds, Refunding, 5.000% due 7/1/23	2,221,587
See Notes to Financial Statements.
221

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Florida — (Continued)
$1,875,000	Orlando & Orange County, FL, Expressway Authority, Revenue Bonds, Refunding, Series B (AGMC Insured), 5.000% due 7/1/21	$ 1,922,306
		32,707,427
	Hawaii — 0.9%
2,700,000	Hawaii State, HI, General Obligation Unlimited, Refunding, Series EA, 5.000% due 12/1/22	2,911,437
	Illinois — 5.3%
	Chicago, IL, O’Hare International Airport Revenue Bonds, Refunding, Series B:
2,545,000	5.000% due 1/1/30	2,954,083
2,000,000	5.000% due 1/1/32	2,309,940
1,900,000	Illinois State, Finance Authority Revenue, Revenue Bonds, Series B, 1.250% due 8/1/44	1,900,000
4,000,000	McHenry County, IL, Conservation District, General Obligation Unlimited, Refunding, 5.000% due 2/1/25	4,720,000
4,000,000	Regional Transportation Authority, IL, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/23	4,496,000
		16,380,023
	Indiana — 0.8%
2,500,000	Indiana State, Health & Educational Facilities Financing Authority, Revenue Bonds, Series 2006B-3, 1.750% due 11/15/31	2,521,100
	Kansas — 1.4%
	Kansas State, KS, Department of Transportation Highway Revenue, Revenue Bonds, Series C:
1,190,000	5.000% due 9/1/23	1,316,330
2,750,000	5.000% due 9/1/24	3,041,143
		4,357,473
	Kentucky — 0.7%
2,000,000	Kentucky State, Property & Building Commission, Revenue Bonds, Refunding, 4.000% due 8/1/21	2,039,540
	Louisiana — 0.5%
1,550,000	New Orleans, LA, Sewage Service Revenue, Revenue Bonds, Refunding, 5.000% due 6/1/22	1,685,625
	Maine — 1.1%
	Maine State Municipal Bond Bank, Infrastructure Revenue, Refunding, Series A:
1,175,000	5.000% due 9/1/21	1,256,886
1,985,000	5.000% due 9/1/22	2,193,385
		3,450,271
	Maryland — 6.7%
3,500,000	County of Prince George’s MD, General Obligation Limited, Series A, 4.000% due 7/15/32	4,089,260
3,000,000	Frederick County, MD, General Obligation Unlimited, Series A, 3.000% due 8/1/31	3,261,630
4,000,000	Maryland State, General Obligation Unlimited, 5.000% due 8/1/24	4,698,600
3,280,000	Maryland State, General Obligation Unlimited, Series A, 5.000% due 3/15/30	4,163,173
2,500,000	Maryland, MD, Economic Development Corporation, Economic Development Revenue, Revenue Bonds, Series B, 5.375% due 6/1/25	2,559,750
2,000,000	Washington, MD, Suburban Sanitary Commission, General Obligation Unlimited, Public Improvement, 4.000% due 6/1/21	2,088,380
		20,860,793
See Notes to Financial Statements.
222

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Massachusetts — 2.1%
$2,000,000	Massachusetts State, General Obligation Limited, Refunding, Series E, 3.000% due 12/1/27	$ 2,232,540
3,850,000	Massachusetts State, General Obligation Limited, Series C, 5.000% due 5/1/30	4,336,063
		6,568,603
	Michigan — 4.5%
4,000,000	Detroit, MI, City School District, General Obligation Unlimited, Series A, (QSBLF Insured), 5.000% due 5/1/26	4,345,280
1,500,000	Grand Valley, MI, State University, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/26	1,820,115
3,100,000	Michigan Finance Authority, Revenue Bonds, Refunding Detroit School District, Series A, (QSBLF Insured), 5.000% due 5/1/21	3,265,602
1,000,000	Michigan State, Finance Authority Revenue, Revenue Bonds, Series 2019B, 3.500% due 11/15/44	1,058,020
3,300,000	Michigan State, Housing Development Authority, Revenue Bonds, Series B, 3.500% due 6/1/47	3,467,409
		13,956,426
	Minnesota — 2.2%
1,190,000	Lake Superior, MN, Independent School District No. 381, General Obligation Unlimited, Refunding, Series A, (School District Credit Program), 5.000% due 10/1/20	1,231,162
4,800,000	St. Paul, MN, Housing & Redevelopment Authority Health Care Facilities Revenue, Refunding, HealthPartners Obligated Group, Series A, 5.000% due 7/1/28	5,623,488
		6,854,650
	Mississippi — 1.4%
1,000,000	Mississippi Development Bank, Special Obligation, Revenue Bonds, Refunding, Series A, 5.000% due 4/1/20	1,015,050
3,160,000	Mississippi State, Development Bank, Special Obligation, Jackson Public School District Project, Revenue Bonds, Refunding, Series A, 5.000% due 4/1/21	3,321,697
		4,336,747
	Missouri — 0.8%
2,000,000	City of Kansas, MO, Sanitary Sewer System Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	2,365,200
	Nevada — 1.3%
3,500,000	Clark County, NV, General Obligation Limited, Series C, 4.000% due 7/1/32	4,088,700
	New Mexico — 0.4%
1,125,000	New Mexico State, Mortgage Finance Authority, Revenue Bonds, Series F (GNMA / FNMA / FHLMC Insured), 3.500% due 7/1/50[1]	1,214,539
	New York — 3.1%
1,000,000	New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series DD-2, 5.000% due 6/15/25	1,155,040
1,650,000	New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series C, 5.000% due 11/1/26	2,055,999
2,275,000	New York City, NY, Transitional Finance Authority, Future Tax Secured, Revenue Bonds, Subseries E-1, 5.000% due 2/1/30	2,734,914
1,150,000	New York State, Thruway Authority Personal Income Tax, Revenue Bonds, Series A, 5.000% due 3/15/23	1,188,847
See Notes to Financial Statements.
223

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New York — (Continued)
$2,470,000	New York, Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series B-1, 5.000% due 11/15/21	$ 2,661,351
		9,796,151
	North Carolina — 6.2%
1,220,000	Duplin County, NC, Limited Obligation, Revenue Bonds, 5.000% due 4/1/23	1,364,838
	Mooresville, NC, Limited Obligation, Revenue Bonds, Refunding:
3,375,000	5.000% due 11/1/22	3,749,456
3,550,000	5.000% due 11/1/23	4,070,004
	New Hanover County, NC, Hospital Revenue, Revenue Bonds, Refunding:
775,000	5.000% due 10/1/21	819,958
1,920,000	New Hanover County, NC, Hospital Revenue, Revenue Bonds, Refunding, 5.000% due 10/1/22	2,521,817
600,000	5.000% due 10/1/23	665,262
2,940,000	North Carolina State, General Obligation Unlimited, Refunding, Series A, 5.000% due 6/1/27	3,623,433
2,000,000	Raleigh City, North Carolina, Combined Enterprise System Revenue, Refunding, Series B, 5.000% due 12/1/24	2,377,540
		19,192,308
	Ohio — 5.9%
2,060,000	Ohio State, Adult Correctional Capital Facilities, Lease Revenue, Series A, 5.000% due 4/1/21	2,167,779
3,250,000	Ohio State, General Obligation Unlimited, Series A, 5.000% due 6/15/28	3,644,680
1,400,000	Ohio State, Hospital Facilities Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/25	1,659,812
2,670,000	Ohio State, Hospital Revenue Bonds, Series A, 5.000% due 1/15/24	2,962,739
1,000,000	Ohio State, Revenue Bonds, Refunding, Series B, 5.000% due 10/1/21	1,070,680
1,360,000	Ohio State, Special Obligation, Revenue Bonds, 5.000% due 10/1/21	1,456,125
4,245,000	Ohio State, Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series A, 5.000% due 6/1/30	5,270,804
		18,232,619
	Oklahoma — 0.7%
2,000,000	Grand River, OK, Dam Authority, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/24	2,331,020
	Oregon — 1.5%
1,970,000	Oregon State, General Obligation Unlimited, Refunding, Series N, 5.000% due 12/1/23	2,126,398
2,000,000	Washington County, OR, Beaverton School District No. 48J, Series D, 5.000% due 6/15/26	2,464,740
		4,591,138
	Pennsylvania — 3.4%
500,000	Conneaut, PA, School District, Refunding, Series B, (AGMC Insured State Aid Withholding), 5.000% due 11/1/20	516,030
2,500,000	Cumberland County, PA, Municipal Authority, Revenue Bonds, 5.000% due 11/1/31[1]	3,147,500
2,500,000	Pennsylvania State Turnpike Authority, Revenue Bonds, Refunding, 5.000% due 12/1/22	2,781,625
1,500,000	Pennsylvania State, General Obligation Unlimited, Series 2, 5.000% due 9/15/25	1,804,725
See Notes to Financial Statements.
224

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$2,150,000	Pennsylvania State, General Obligation Unlimited, Series CR (AGMC Insured), 4.000% due 9/15/31	$ 2,423,803
		10,673,683
	Rhode Island — 0.4%
1,020,000	Rhode Island State, RI, Health and Educational Building Corporation, Public School Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 5/15/22	1,104,068
	South Carolina — 0.4%
1,010,000	Beaufort County, SC, General Obligation Unlimited, Series B, (State Aid Withholding), 5.000% due 5/1/22	1,104,738
	Texas — 12.9%
1,420,000	Alamo, TX, Community College District, General Obligation Limited, 5.000% due 2/15/23	1,489,907
1,065,000	Alamo, TX, Community College District, General Obligation Limited, Refunding, 5.000% due 2/15/24	1,231,097
3,000,000	Dallas, TX, Area Rapid Transit, Sales Tax Revenue, Revenue Bonds, Refunding, 5.000% due 12/1/25	3,638,370
2,500,000	Dallas, TX, Independent School District, General Obligation Unlimited, Refunding, (PSF Guaranteed), 5.000% due 2/15/22	2,621,775
	Harris County, Texas, Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding, Children’s Hospital Project:
2,850,000	5.000% due 10/1/26	3,413,701
2,000,000	5.000% due 10/1/27	2,388,260
3,000,000	Harris County, Texas, Flood Control District, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/28	3,780,240
	Harris County, Texas, Revenue Bonds, Refunding, Series A:
1,300,000	5.000% due 8/15/24	1,522,833
3,000,000	5.000% due 8/15/25	3,608,940
3,000,000	Plano, TX, Independent School District, General Obligation Unlimited, Refunding, Series B, (PSF Guaranteed), 5.000% due 2/15/21	3,146,340
2,550,000	Texas State, General Obligation Unlimited, Series A, 5.000% due 10/1/26	3,163,785
1,000,000	Texas State, Transportation Commission Highway Fund Revenue, Revenue Bonds, Refunding, 5.000% due 10/1/22	1,108,880
1,165,000	Texas State, TX, A&M University Permanent University Fund, Revenue Bonds, 5.000% due 7/1/22	1,282,281
3,500,000	University of Texas, Revenue Bonds, Series D , 5.000% due 8/15/25	4,234,265
3,090,000	Waco, TX, Independent School District, General Obligation Unlimited, Refunding, (PSF Guaranteed), 5.000% due 8/15/23	3,520,839
		40,151,513
	Utah — 0.9%
2,440,000	Nebo, UT, School District, General Obligation Unlimited, Series C, 4.000% due 7/1/23	2,685,342
	Virginia — 4.3%
1,500,000	Fairfax County, VA, General Obligation Unlimited, Refunding, Series C, (State Aid Withholding), 5.000% due 10/1/24	1,773,690
2,800,000	Richmond, VA, Convention Center Authority, Hotel Tax Revenue Bonds, Refunding, 5.000% due 6/15/27	3,316,712
2,450,000	Virginia State, Commonwealth University Health System Authority Revenue, Revenue Bonds, Series B, 5.000% due 7/1/29	3,037,657
See Notes to Financial Statements.
225

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2019
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Virginia — (Continued)
$4,555,000	Virginia State, Public Building Authority, Public Facilities Revenue, Revenue Bonds, Series A, 4.000% due 8/1/35	$ 5,306,484
		13,434,543
	Washington — 8.0%
4,650,000	Central Puget Sound, WA, Regional Transit Authority, Revenue Bonds, Refunding, Series P-1, 5.000% due 2/1/28	5,036,043
3,695,000	City of Seattle, WA, Municipal Light and Power Revenue, Revenue Bonds, Refunding, 4.000% due 9/1/30	4,092,730
1,205,000	Grays Harbor County, WA, Public Utility District No. 1, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	1,409,283
3,600,000	King County, WA, Bellevue School District No. 405, General Obligation Unlimited, 5.000% due 12/1/25	4,134,600
2,240,000	Washington State, Certificate of Participation, Refunding, Series C, (State Aid Intercept), 5.000% due 1/1/20	2,253,597
4,000,000	Washington State, General Obligation Unlimited, Refunding, Series R-2013A, 4.000% due 7/1/28	4,268,520
3,000,000	Washington State, General Obligation Unlimited, Series D, 5.000% due 2/1/26	3,662,790
		24,857,563
	Wisconsin — 1.9%
2,100,000	Wisconsin State, Department of Transportation Revenue, Revenue Bonds, Refunding, Series 2, 5.000% due 7/1/29	2,624,265
15,000	Wisconsin State, General Obligation Unlimited, Series B, Prerefunded 5/1/20 @ 100, 5.000% due 5/1/26	15,279
1,350,000	Wisconsin State, General Obligation Unlimited, Unrefunded, Series 1, 5.000% due 5/1/21	1,427,477
1,470,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 11/15/28	1,881,982
		5,949,003
	Wyoming — 1.5%
4,310,000	Wyoming State, Community Development Authority, Housing Revenue, Revenue Bonds, Refunding, Series 3, 4.000% due 6/1/43	4,654,110
	TOTAL MUNICIPAL BONDS (Cost $301,550,721)	310,868,391
TOTAL INVESTMENTS (Cost $301,550,721)	99.9%	$310,868,391
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	450,942
NET ASSETS	100.0%	$311,319,333

*	Percentages indicated are based on net assets.
[1]	When-issued security.

Abbreviations:
AGMC — Assured Guaranty Municipal Corporation
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
PSF — Permanent School Fund
QSBLF — Michigan Qualified School Bond Loan Fund
See Notes to Financial Statements.
226

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2019
STATE DIVERSIFICATION
On October 31, 2019, State Diversification of the Portfolio was as follows:
	% of Net Assets	Value
STATE:
Texas	12.9%	$ 40,151,513
Florida	10.5	32,707,427
Washington	8.0	24,857,563
Maryland	6.7	20,860,793
North Carolina	6.2	19,192,308
Ohio	5.9	18,232,619
Illinois	5.3	16,380,023
Michigan	4.5	13,956,426
Virginia	4.3	13,434,543
Pennsylvania	3.4	10,673,683
New York	3.1	9,796,151
Minnesota	2.2	6,854,650
Massachusetts	2.1	6,568,603
Wisconsin	1.9	5,949,003
Arizona	1.5	4,783,591
Alaska	1.5	4,696,570
Wyoming	1.5	4,654,110
Oregon	1.5	4,591,138
Kansas	1.4	4,357,473
Mississippi	1.4	4,336,747
Nevada	1.3	4,088,700
Colorado	1.1	3,508,973
Maine	1.1	3,450,271
Connecticut	1.1	3,360,260
District of Columbia	1.0	3,249,558
Alabama	1.0	3,110,400
Delaware	1.0	3,102,686
Hawaii	0.9	2,911,437
Utah	0.9	2,685,342
Indiana	0.8	2,521,100
Missouri	0.8	2,365,200
Oklahoma	0.7	2,331,020
Kentucky	0.7	2,039,540
Louisiana	0.5	1,685,625
New Mexico	0.4	1,214,539
South Carolina	0.4	1,104,738
Rhode Island	0.4	1,104,068
TOTAL MUNICIPAL BONDS	99.9%	$310,868,391
TOTAL INVESTMENTS	99.9%	$310,868,391
See Notes to Financial Statements.
227

The Glenmede Portfolios

Notes to Financial Statements
1.  Organization and Significant Accounting Policies
The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of October 31, 2019, the Fund offered shares of one sub-trust, the Muni Intermediate Portfolio (the “Portfolio”). The Portfolio is classified as diversified.
The Fund is an investment company and follows accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification ("ASC") Topic 946 (“ASC 946”). The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”) including, but not limited to ASC 946, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, and the differences could be material. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.
Valuation of Securities:  Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. These valuations are typically categorized as Level 2 in the fair value hierarchy described below. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. Debt obligations with maturities of 60 days or less at the time of purchase are valued on the basis of amortized cost and are typically categorized as Level 2 in the fair value hierarchy.
FASB ASC Topic 820, “Fair Value Measurements” defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments;
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active; and
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
The Muni Intermediate Portfolio had all long-term investments, with corresponding states at Level 2 at October 31, 2019. For the fiscal year ended October 31, 2019, there were no transfers between Level 1 and 2.
Municipal Securities:  The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Portfolio’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.
228

The Glenmede Portfolios

Notes to Financial Statements — (Continued)
Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. The Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.
Dividends and Distributions to Shareholders:  Dividends from net investment income, if any, are declared and paid monthly. The Portfolio distributes any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for the Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended (the “Code”).
Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolio, timing differences and differing characterization of distributions made by the Portfolio.
Federal Income Taxes:  The Portfolio intends to continue to qualify as a regulated investment company by complying with the requirements of the Code applicable to regulated investment companies, and by distributing substantially all of its tax-exempt (and taxable, if any) income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S.
“ Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2019 remain subject to examination by the Internal Revenue Service.
On October 31, 2019, the tax year end of the Fund, the Portfolio utilized capital loss carryforwards as follows:
Muni Intermediate Portfolio	$405,827
On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to regulated investment companies and, with certain exceptions, was effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely.
As of October 31, 2019, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:
Portfolio	Undistributed Tax-exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Other Temporary Differences	Total Distributable Earnings
Muni Intermediate Portfolio	$498,669	$464,646	$602,014	$9,317,671	$(1)	$10,882,999
For the fiscal year ended October 31, 2019, the Portfolio’s components of distributable earnings on a tax basis were equal to the components of distributable earnings on a book basis. Such reclasses had no effect on net assets.
As of October 31, 2019, the tax characterization of distributions paid during the year was equal to the book characterization of distributions paid for the Portfolio and was as follows:
Portfolio	Tax Exempt	Ordinary Income	Long-Term Gains	Return of Capital
Muni Intermediate Portfolio	$5,808,827	$81,460	$—	$—
As of October 31, 2018, the tax characterization of distributions paid during the year was equal to the book characterization of distributions paid for the Portfolio and was as follows:
Portfolio	Tax Exempt	Ordinary Income
Muni Intermediate Portfolio	$5,430,555	$146,828
229

The Glenmede Portfolios

Notes to Financial Statements — (Continued)
As of October 31, 2019, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:
Portfolio	Cost	Appreciation	(Depreciation)	Net
Muni Intermediate Portfolio	$301,550,720	$9,443,618	$125,947	$9,317,671
Other:  In the normal course of business, the Portfolio enters into contracts that may include agreements to indemnify another party under given circumstances. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Portfolio. However, based on experience, the risk of material loss from such claims is considered to be remote.
2.  Investment Advisory Fee, Administration Fee and Other Related Party Transactions
Glenmede Investment Management LP (the “Advisor” or "GIM"), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Portfolio, pursuant to an investment management agreement with the Portfolio. Under this agreement, the Advisor manages the Portfolio, subject to the general supervision of the Board.
The Portfolio does not pay a management fee for advisory services. The investors in the Portfolio are the clients of Glenmede Trust or its affiliated companies (“Affiliates”). Glenmede Trust or its Affiliates charge a fee directly to their clients for fiduciary, trust and/or advisory services. The actual annual fees charged vary dependent on a number of factors, including the particular services provided to the client, and are generally 1.25% or less of the clients’ assets under management.
The Portfolio pays Glenmede Trust shareholder servicing fees at the annual rate of 0.15% of the Portfolio’s average daily net assets.
State Street Bank and Trust Company (“State Street”) serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Portfolio. The Portfolio pays State Street a fee based on the combined aggregate average daily net assets of the Portfolio and The Glenmede Fund, Inc., an affiliated registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly.
Foreside Fund Officer Services, LLC (formerly known as Foreside Compliance Services, LLC) is paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is a Director of Foreside Financial Group, LLC.
Quasar Distributors, LLC (“Quasar”) serves as distributor of the Portfolio’s shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor pays Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Portfolio.
The Portfolio pays each Board member an annual fee of $6,000 and out-of-pocket expenses incurred in attending Board meetings.
Expenses for the fiscal year ended October 31, 2019 include legal fees paid to Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent Trustees. A partner of the law firm is Secretary of the Fund.
3.  Purchases and Sales of Securities
For the fiscal year ended October 31, 2019, the cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term securities were:
Portfolio	Purchases	Sales
Muni Intermediate Portfolio	$138,375,528	$99,022,949
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The Glenmede Portfolios

Notes to Financial Statements — (Concluded)
4.  Shares of Beneficial Interest
The Portfolio may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest outstanding were as follows:
	Year Ended 10/31/19		Year Ended 10/31/18
	Shares	Amount	Shares	Amount
Muni Intermediate Portfolio
Sold	5,992,921	$ 65,990,943	5,096,672	$ 55,280,588
Redeemed	(5,279,393)	(58,124,625)	(5,741,062)	(62,226,525)
Net Increase (Decrease)	713,528	$ 7,866,318	(644,390)	$ (6,945,937)
As of October 31, 2019, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over substantially all of the Portfolio’s outstanding shares. The Portfolio had no shareholders that beneficially owned 5% of the shares outstanding of the Portfolio as of October 31, 2019.
5.  Recently Issued Accounting Pronouncements
In March 2017, the FASB issued Accounting Standards Update (“ASU”) 2017-08 (“ASU 2017-08”), Receivables --Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities, which amends the amortization period for certain purchased callable debt securities. Under ASU 2017-08, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. ASU 2017-08 will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.
In August 2018, the FASB issued ASU No. 2018-13 “Fair Value Measurement (Topic 820) Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”, which amends the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. As of October 31, 2019, Management has adopted the amendments.
6.  Subsequent Event
Management has evaluated events and transactions subsequent to October 31, 2019 through the date the financial statements were available to be issued, for disclosure in the Fund’s financial statements. On November 25, 2019, U.S. Bancorp, the parent company of Quasar Distributors, LLC, the Fund’s distributor, announced that it had signed a purchase agreement to sell Quasar to Foreside Financial Group, LLC such that Quasar will become a wholly-owned broker-dealer subsidiary of Foreside. The transaction is expected to close by the end of March 2020. Quasar will remain the Fund’s distributor at the close of the transaction, subject to Board approval.
231

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of The Glenmede Portfolios and Shareholders of Muni Intermediate Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of Muni Intermediate Portfolio (constituting The Glenmede Portfolios, hereafter referred to as the "Portfolio") as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statements of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2019 and the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed alternative procedures. We believe that our audits provide a reasonable basis for our opinion.
Philadelphia, Pennsylvania
December 19, 2019
We have served as the auditor of one or more investment companies in the Glenmede family of funds since 1988.
232

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

Tax Information (Unaudited)
For the fiscal year ended October 31, 2019
Of the ordinary distributions made during the fiscal year ended October 31, 2019, the following percentages have been derived from investments in U.S. Government and Agency Obligations. All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.
Core Fixed Income Portfolio	62.42%
Of the ordinary distributions made during the fiscal year ended October 31, 2019, the following percentages qualify for the dividends received deduction available to corporate shareholders:
Quantitative U.S. Large Cap Core Equity Portfolio	100%
Quantitative U.S. Large Cap Growth Equity Portfolio	100%
Quantitative U.S. Large Cap Value Equity Portfolio	100%
Quantitative U.S. Small Cap Equity Portfolio	100%
Responsible ESG U.S. Equity Portfolio	100%
Women in Leadership U.S. Equity Portfolio	100%
Quantitative U.S. Long/Short Equity Portfolio	100%
Quantitative U.S. Total Market Equity Portfolio	100%
Strategic Equity Portfolio	100%
Small Cap Equity Portfolio	49.21%
Large Cap Value Portfolio	100%
Equity Income Portfolio	100%
Secured Options Portfolio	4.2%
Short Term Tax Aware Fixed Income Portfolio	5%
The above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains for Securities and Exchange Commission (book) purposes and Internal Revenue Service (tax) purposes.
Foreign Taxes Paid or Withheld
Portfolio	Total
Quantitative International Equity Portfolio	$1,128,742
The foreign taxes paid or withheld per share represent taxes incurred by the Fund on interest and dividends received by the Fund from foreign sources. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Consult your tax advisor regarding the appropriate treatment of foreign taxes paid.
The Fund paid long-term capital gain distributions of:
Quantitative U.S. Large Cap Core Equity Portfolio	$214,199,561
Quantitative U.S. Large Cap Growth Equity Portfolio	$439,037,606
Responsible ESG U.S. Equity Portfolio	$ 784,096
Women in Leadership U.S. Equity Portfolio	$ 616,730
Quantitative U.S. Total Market Equity Portfolio	$ 6,601,798
Strategic Equity Portfolio	$ 2,698,979
Small Cap Equity Portfolio	$389,612,638
Large Cap Value Portfolio	$ 6,243,467
Equity Income Portfolio	$ 300,249
Secured Options Portfolio	$ 13,352,249
Global Secured Options Portfolio	$1,317,002
Qualified dividend income (“QDI”) received through October 31, 2019, that qualified for a reduced tax rate pursuant to the Code Section 1 (h)(11) are as follows:
Quantitative U.S. Large Cap Core Equity Portfolio	$35,574,463
Quantitative U.S. Large Cap Growth Equity Portfolio	$18,109,866
Quantitative U.S. Large Cap Value Equity Portfolio	$ 37,522
Quantitative U.S. Small Cap Equity Portfolio	$ 10,564
Quantitative International Equity Portfolio	$ 8,209,500
Responsible ESG U.S. Equity Portfolio	$ 262,686
Women in Leadership U.S. Equity Portfolio	$218,701
233

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

Tax Information (Unaudited) — (Concluded)
For the fiscal year ended October 31, 2019
Quantitative U.S. Long/Short Equity Portfolio	$2,429,471
Quantitative U.S. Total Market Equity Portfolio	$ 485,023
Strategic Equity Portfolio	$ 2,179,702
Small Cap Equity Portfolio	$21,249,991
Large Cap Value Portfolio	$ 1,039,184
Equity Income Portfolio	$ 596,059
Alternative Risk Premia Portfolio	$ 2,372
Short Term Tax Aware Fixed Income Portfolio	$7,313
Qualified interest income (“QII”) received through October 31, 2019, that qualified for a reduced tax rate pursuant to the Code Section 871 (k) are as follows:
Secured Options Portfolio	90.39%
Alternative Risk Premia Portfolio	36.71%
Core Fixed Income Portfolio	12.93%
Short Term Tax Aware Fixed Income Portfolio	10.01%
Muni Intermediate Portfolio	1.78%
Of the dividends paid by the Short Term Tax Aware Fixed Income Portfolio, High Yield Municipal Portfolio and Muni Intermediate Portfolio from net investment income for the fiscal year ended October 31, 2019, 68.70%, 97.60% and 98.62%, respectively is tax-exempt for regular Federal income taxes.
234

The Glenmede Fund, Inc.
The Glenmede Portfolios

Board Members and Officers Table (Unaudited)
The information pertaining to the Board of Directors of The Glenmede Fund, Inc. and the Board of Trustees of The Glenmede Portfolios (collectively, the “Funds”) and their respective officers is set forth below. The Statement of Additional Information includes additional information about the Funds’ Directors/Trustees and is available without charge, upon request, by calling 1-800-442-8299. Each Director/Trustee holds office until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director/Trustee and until the election and qualification of his/her successor, if any, elected at such meeting, or (ii) the date he or she dies, resigns or retires, or is removed by the applicable Board or shareholders. Each officer is elected by the applicable Board and holds office for the term of one year and until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed, or becomes disqualified. The address of each Board member is c/o State Street Bank and Trust Company, One Lincoln Street, Floor 8, SFC 0805, Boston, MA 02111, Attention: Fund Administration Legal Department.
Independent Directors/Trustees(1)
Name and Age	Positions Held with the Funds/Time Served	Principal Occupations(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director/Trustee	Other Directorships Held by Director/ Trustee

H. Franklin Allen, Ph.D. Age: 63	Director of Glenmede Fund (since March 1991) and Trustee of Glenmede Portfolios (since May 1992)	Professor of Finance and Economics and Director of the Brevan Howard Centre for Financial Analysis at Imperial College London (since 2014); Professor Emeritus of Finance, The Wharton School of The University of Pennsylvania since June 2016; Professor of Finance and Economics (1990-1994); Vice Dean and Director of Wharton Doctoral Programs (1990-1993); Employed by The University of Pennsylvania (from 1980-2016).	20	None
William L. Cobb, Jr. Age: 72	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 2007)	Former Executive Vice President and Former Chief Investment Officer, The Church Pension Fund (defined benefit plan for retired clergy of the Episcopal Church) (1999-2014); Chair and Member, Investment Committee, The Minister and Missionaries Benefit Board of the American Baptist Church (until 2013); Vice Chairman, J.P. Morgan Investment Management (1994-1999).	20	Director, TCW Direct Lending LLC
Gail E. Keppler Age: 73	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 2007)	Former Co-CEO/COO TVG, Inc. (pharmaceutical marketing consulting) (1992-2002); Former Board Member, Laurel House; Former Division President and Board Member, Burke Marketing Services, Inc.; Former Board member Cape May County Habitat for Humanity.	20	None
Harry Wong Age: 71	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 2007)	Former Managing Director, Knight Capital Americas, L.P., an operating subsidiary of Knight Capital Group Inc. (investment banking) (2009-2011); Managing Director, Long Point Advisors, LLC (business consulting) (2003-2012); Senior Managing Director, ABN AMRO (investment banking) (1990-2002); Adjunct Faculty Member, Sacred Heart University (2003-2007).	20	None
235

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The Glenmede Portfolios

Board Members and Officers Table (Unaudited) — (Continued)
Interested Directors/Trustees(2)
Name and Age	Positions Held with the Funds/Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director/Trustee	Other Directorships Held by Director/ Trustee
Susan W. Catherwood(3) Age: 76	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 2007)	Director (since 1988) and Member of the Investment Review/Relationship Oversight Committee (since 2001), Compensation Committee (since 1993) and Nominating Committee (since 2018), Glenmede Trust; Director, The Glenmede Corporation (since 1988); Board Member, The Pew Charitable Trusts; Charter Trustee, The University of Pennsylvania; Chairman Emeritus, The University Museum of The University of Pennsylvania; Chairman of the Board of Managers, The Christopher Ludwick Foundation; Director: Thomas Skelton Harrison Foundation and The Catherwood Foundation; Fellow and serves on Finance and Investment Committees, and former Board member, College of Physicians of Philadelphia; Former Member and Chair, The Women’s Committee and Penn Museum Board of Overseers of the University of Pennsylvania.	20	None
G. Thompson Pew, Jr.(3) Age: 77	Director of Glenmede Fund (since October 1988) and Trustee of Glenmede Portfolios (since May 1992) Chairman of the Funds (since June 2006)	Director (since 2013) of The Glenmede Corporation; Director, Member of the Relationship Oversight Committee, Private Equity/Real Estate Advisory Committee (until 2013), and the Compensation Committee, and Chairman of the Nominating Committee (since 2018), Glenmede Trust; Former Director, Brown & Glenmede Holdings, Inc.; Former Co-Director, Principal and Officer, Philadelphia Investment Banking Co.; Former Director and Officer, Valley Forge Administrative Services Company.	20	None
(2)Interested Directors/Trustees are those Directors/Trustees who are “interested persons” of the Funds as defined in the 1940 Act. Susan W. Catherwood and G. Thompson Pew, Jr., are considered to be “interested” Directors/Trustees of the Funds because of their affiliations with Glenmede Trust, the parent company of the Funds’ investment advisor, GIM, and their stock ownership in The Glenmede Corporation, of which GIM is an affiliate.
236

The Glenmede Fund, Inc.
The Glenmede Portfolios

Board Members and Officers Table (Unaudited) — (Concluded)
Officers
Name, Address and Age	Positions Held with the Funds/Time Served	Principal Occupation(s) During Past 5 Years
Kent E. Weaver 1650 Market Street, Suite 1200 Philadelphia, PA 19103 Age: 52	President of the Funds since November 2019.	Director of Client Service of Glenmede Investment Management LP (since July 2015); Former Director of Client Service and Sales/Chief Compliance Officer of Philadelphia International Advisors, LP (2002 - June 2015).
Kimberly C. Osborne 1650 Market Street, Suite 1200 Philadelphia, PA 19103 Age: 53	Executive Vice President of the Funds since December 1997.	Client Service Manager of Glenmede Investment Management LP (since 2006). Vice President of Glenmede Trust and Glenmede Advisers until 2008. Employed by Glenmede Trust 1993-2008 and Glenmede Advisers 2000-2008.
Christopher E. McGuire 1650 Market Street, Suite 1200 Philadelphia, PA 19103 Age: 46	Treasurer of the Funds since December 2019.	Director of Administration of Glenmede Investment Management LP (since October 2019); Managing Director, State Street Bank and Trust Company (from 2007 - October 2019).
Michael P. Malloy One Logan Square, Suite 2000 Philadelphia, PA 19103- 6996 Age: 60	Secretary of the Funds since January 1995.	Partner in the law firm of Drinker Biddle & Reath LLP.
Douglas J. Minasian 1 Iron Street Boston, MA 02210 Age: 45	Assistant Treasurer of the Funds since December 2019.	Vice President, State Street Bank and Trust Company (since 2007).
Eimile J. Moore 690 Taylor Road, Suite 210 Columbus, OH 43230 Age: 50	Chief Compliance Officer of the Funds since December 2017	Managing Director, Foreside Financial Group, LLC (since 2011); Vice President/Business Manager, JP Morgan Distribution Services, Inc. (2006-2011).
Bernard J. Brick 100 Summer Street, Floor 7 Boston, MA 02111 Age: 45	Assistant Secretary of the Funds since December 2013.	Vice President and Senior Counsel, State Street Bank and Trust Company (2011-present).
237

The Glenmede Fund, Inc.
The Glenmede Portfolios

(Unaudited)
Proxy Voting
A description of the policies and procedures that the Funds’ investment advisor and sub-advisor use to vote proxies relating to the Funds’ portfolio securities is available, without charge, upon request, by calling 1-800-442-8299, and on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1-800-442-8299, and on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Holdings
The Funds file their complete schedule of portfolio holdings of each Portfolio with the SEC for the first and third quarter of each fiscal year as an attachment to Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. You may also visit the Funds’ website at www.glenmedeim.com or call 1-800-442-8299 for this and other information about the Funds.
Boards of Directors/Trustees — Considerations Regarding Investment Advisory Agreements and Sub-Investment Advisory Agreement
At a meeting held on September 17, 2019, the Board of Directors of Glenmede Fund and the Board of Trustees of Glenmede Portfolios (collectively, the “Boards”) renewed the Investment Advisory Agreements and Sub-Advisory Agreement for each Portfolio of the Funds that were expiring on October 31, 2019.
In determining whether to renew the Investment Advisory Agreements and Sub-Advisory Agreement (collectively, the “Agreements”), the Boards, including all of the Directors/Trustees who are not interested persons under the Investment Company Act of 1940, as amended (the “Independent Directors/Trustees”), reviewed and considered, among other items: (1) a memorandum from independent counsel setting forth the Boards’ fiduciary duties, responsibilities and the factors the Boards should consider in their evaluation of the Agreements; (2) reports prepared by an independent rating and ranking organization and charts prepared by the Advisor and Capital International, Inc. (“Capital”), the sub-advisor to the High Yield Municipal Portfolio, comparing the performance of each Portfolio it advises or sub-advises, as applicable, to the performance of its applicable benchmark index and relevant peer group; (3) a Broadridge Financial Solutions, Inc. (“Broadridge”) report comparing each Portfolio’s advisory fees, if any, and expenses to those of its relevant peer group; and (4) reports and presentations by representatives of the Advisor and Capital that described: (i) the nature, extent and quality of the Advisor’s services provided to its Portfolios; (ii) the nature, extent and quality of Capital’s sub-advisory services provided to the High Yield Municipal Portfolio; (iii) the experience and qualifications of the personnel providing those services; (iv) their organizational structures, financial information, insurance coverage and Forms ADV; (v) their investment philosophies and processes; (vi) their assets under management and client descriptions; (vii) the Advisor’s soft dollar commission policy, including information on the types of research and services obtained in connection with soft dollar commissions and the Advisor’s and Capital’s trade allocation policies; (viii) the current advisory fee arrangements with those Portfolios that charge advisory fees; (ix) the contractual fee and expense waivers in effect for the Quantitative U.S. Long/Short Equity Portfolio, Quantitative International Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Equity Income Portfolio, Global Secured Options Portfolio, High Yield Municipal Portfolio, Women in Leadership U.S. Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Short Term Tax Aware Fixed Income Portfolio and Quantitative U.S. Total Market Equity Portfolio; (x) the advisory fee arrangements with the Advisor’s other similarly managed clients, if any, and Capital’s affiliate’s similarly managed fund; (xi) their compliance processes and conflicts of interest assessments; (xii) the Advisor’s profitability analyses related to providing services to the Portfolios; (xiii) Capital’s assessment that since the High Yield Municipal Portfolio was a small portion of its assets under management and Capital’s overall profitability, that it would not be meaningful to extrapolate revenue and expenses on an individual fund or account basis; and (xiv) the extent to which economies of scale are relevant to the Portfolios. The Directors/Trustees considered the written materials, the Advisor’s and Capital’s presentations, the Funds’ Chief Compliance Officer’s quarterly reports, and deliberated on the Agreements in light of this information together with information provided to the Directors/Trustees over the course of the year. In their deliberations, the Directors/Trustees did not identify any single piece of information that was all-important or controlling.
The Boards, including all of the Independent Directors/Trustees, reached the following conclusions, among others, regarding the Advisor and Capital and their respective Agreements: the Advisor and Capital each has the capabilities, resources and personnel necessary to manage their respective Portfolio(s) and the Advisor has the capabilities, resources and personnel necessary to oversee the management of Capital as sub-advisor to the High Yield Municipal Portfolio; the Boards are satisfied with the quality of services provided by the Advisor in advising its Portfolios and Capital in sub-advising the High Yield Municipal Portfolio; the advisory fees for each Portfolio that pays an advisory fee are
238

The Glenmede Fund, Inc.
The Glenmede Portfolios

(Unaudited) — (Concluded)
reasonable as compared to the fees paid by comparable mutual funds; the advisory fees are reasonable as compared to the Advisor’s similarly-managed separate account clients; and the sub-advisory fee is reasonable as compared to Capital’s affiliates’ other similarly-managed sub-advised mutual fund. The Glenmede Fund Board also concluded that the advisory fees charged by the Advisor are based on services that are in addition to, rather than duplicative of, the services provided under the advisory contracts of exchange traded funds in which the Portfolios may invest.
The Boards also concluded that based on the information provided, the total annual portfolio operating expenses paid by each Portfolio are reasonable. The Boards also concluded that the performance of the Portfolios are generally mixed as compared with their applicable benchmark indices and other mutual funds in their peer groups.
The Boards also concluded that the profit to the Advisor for advisory services to the Portfolios seems reasonable; and the Glenmede Fund Board concluded that Capital’s profitability for providing services to the High Yield Municipal Portfolio was not a material factor in determining whether or not to renew the Sub-Advisory Agreement for the High Yield Municipal Portfolio; and the benefits derived by the Advisor from managing the Portfolios, including how the Advisor uses soft dollars and selects brokers, and the ways in which it conducts portfolio transactions, seem reasonable. The Glenmede Board concluded that consideration of Capital’s use of soft dollars was not relevant because based on the information provided, Capital does not use soft dollars in sub-advising the High Yield Municipal Portfolio. The Boards noted that since the investment advisory fees do not have breakpoints, there would be no economies of scale for those fees as the Portfolios’ assets increase. With respect to its evaluation of the High Yield Municipal Portfolio’s sub-advisory fee, economies of scale were not considered relevant because the sub-advisory fee is paid by the Advisor, not the High Yield Municipal Portfolio nor its shareholders, and therefore has no impact on the High Yield Municipal Portfolio’s expense ratio.
Based upon each Board’s deliberations and evaluation of the information described above, the Directors/Trustees, including all of the Independent Directors/Trustees, determined that the terms of each Investment Advisory Agreement and the Sub-Advisory Agreement were reasonable and fair to the respective Portfolios and their shareholders.
239

The Glenmede Fund, Inc. and The Glenmede Portfolios
Investment Advisor
Glenmede Investment Management LP
One Liberty Place
1650 Market Street, Suite 1200
Philadelphia, Pennsylvania 19103
Administrator
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Custodian
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Legal Counsel
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, Pennsylvania 19103-6996
Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Independent Auditors
PricewaterhouseCoopers LLP
2 Commerce Square, Suite #1800
2001 Market Street
Philadelphia, PA 19103
Investment Sub-Advisor
(for High Yield Municipal Portfolio)
Capital International, Inc.
11100 Santa Monica Boulevard
Los Angeles, California 90025

The report is submitted for the general information of the shareholders of The Glenmede Fund, Inc. and The Glenmede Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds, which contain information concerning the Fund’s investment policies and expenses as well as other pertinent information.

Item 2. Code of Ethics.

As of October 31, 2019, the Registrant has adopted a code of ethics that applies to the Registrant’s President and Treasurer (Principal Executive Officer and Principal Financial Officer). For the year ended October 31, 2019, there were no amendments to a provision of its code of ethics, nor were there any waivers, including implicit waivers granted from a provision of the code of ethics. A copy of the Registrant’s code of ethics is filed with the Form N-CSR under Item 13(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The audit committee financial expert serving on the Registrant’s audit committee is Harry Wong, who is “independent” as defined in Item 3(a)(2) of this Form.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $27,361 and $28,182 for the fiscal years ended October 31, 2018 and October 31, 2019, respectively.

(b)

Audit-Related Fees – There were no fees billed for the fiscal years ended October 31, 2018 and October 31, 2019 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under (a) of this Item.

(c)

Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Registrant’s tax returns, other tax-related filings and excise tax calculations were $5,020 and $5,170 for the fiscal years ended October 31, 2018 and October 31, 2019, respectively.

(d)

All Other Fees – There were no other fees billed for the fiscal years ended October 31, 2018 and October 31, 2019 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)

(1) The Registrant’s audit committee pre-approves all audit and non-audit services to be performed by the Registrant’s accountant before the accountant is engaged by the Registrant to perform such services.

(2) There were no services described in (b) through (d) above (including services required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

None of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended October 31, 2019 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)

The aggregate non-audit fees and services billed by the Registrant’s accountant for each of the last two fiscal years were $5,020 and $5,170 for the fiscal years ended October 31, 2018 and October 31, 2019, respectively, as described above.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Management Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))), that occurred during the Registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics for the Registrant’s President and Treasurer (Principal Executive Officer and Principal Financial Officer) described in Item 2 is attached hereto.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350), are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	THE GLENMEDE PORTFOLIOS

By (Signature and Title)	/s/ Kent E. Weaver
Kent E. Weaver President (Principal Executive Officer)

Date	February 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kent E. Weaver
Kent E. Weaver President (Principal Executive Officer)

Date	February 28, 2020

/s/ Christopher E. McGuire
Christopher E. McGuire Treasurer (Principal Financial Officer)

Date	February 28, 2020